Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000087808
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – CenterSquare Real Estate Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – CenterSquare Real Estate Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the residential, health care and lodging/resorts sub-sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A significant overweight to the health care sub-sector and an underweight to the residential sub-sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Ventas, a leading health care real estate operator; AvalonBay Communities, a premium multifamily apartment REIT; American Healthcare REIT, an owner of medical office buildings and acute‑care facilities; Alexandria Real Estate Equities, a specialized life‑science campus developer; and Mid‑America Apartment Communities, a major operator of Sunbelt‑focused apartment communities, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrial and specialty sub-sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the industrial sector and underweights to the self-storage and office sub-sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in W. P. Carey, a diversified net‑lease REIT with broad exposure across industrial, warehouse and office properties; Extra Space Storage, one of the largest self‑storage operators in the United States; Welltower, a leading owner of senior housing and health‑care real estate; UDR, a national multifamily apartment REIT; and Prologis, the world’s largest industrial real estate platform, were among the top detractors from the Fund’s relaive performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – CenterSquare Real Estate Fund Class 1 ($17,402)	Russell 1000® Index ($39,030)	FTSE Nareit Equity REITs Index ($17,401)
12/15	$10,000	$10,000	$10,000
01/16	$9,536	$9,462	$9,665
02/16	$9,536	$9,459	$9,624
03/16	$10,453	$10,117	$10,600
04/16	$10,396	$10,172	$10,347
05/16	$10,351	$10,351	$10,599
06/16	$11,052	$10,374	$11,338
07/16	$11,493	$10,769	$11,809
08/16	$11,089	$10,783	$11,375
09/16	$10,869	$10,792	$11,175
10/16	$10,233	$10,582	$10,543
11/16	$10,062	$10,999	$10,365
12/16	$10,502	$11,205	$10,852
01/17	$10,466	$11,431	$10,864
02/17	$10,832	$11,873	$11,235
03/17	$10,588	$11,881	$10,978
04/17	$10,551	$12,006	$10,991
05/17	$10,478	$12,160	$10,907
06/17	$10,682	$12,244	$11,145
07/17	$10,837	$12,487	$11,281
08/17	$10,862	$12,526	$11,253
09/17	$10,798	$12,793	$11,250
10/17	$10,772	$13,086	$11,141
11/17	$11,094	$13,485	$11,443
12/17	$11,133	$13,636	$11,419
01/18	$10,669	$14,384	$10,942
02/18	$9,870	$13,856	$10,098
03/18	$10,270	$13,541	$10,483
04/18	$10,411	$13,587	$10,633
05/18	$10,721	$13,934	$11,053
06/18	$11,214	$14,024	$11,535
07/18	$11,267	$14,508	$11,627
08/18	$11,611	$15,008	$11,981
09/18	$11,333	$15,065	$11,677
10/18	$10,936	$13,999	$11,330
11/18	$11,426	$14,284	$11,867
12/18	$10,512	$12,983	$10,891
01/19	$11,717	$14,071	$12,171
02/19	$11,809	$14,548	$12,259
03/19	$12,220	$14,801	$12,670
04/19	$12,220	$15,399	$12,640
05/19	$12,260	$14,417	$12,668
06/19	$12,438	$15,430	$12,828
07/19	$12,573	$15,669	$12,992
08/19	$13,072	$15,382	$13,433
09/19	$13,423	$15,649	$13,828
10/19	$13,625	$15,980	$14,016
11/19	$13,382	$16,584	$13,805
12/19	$13,288	$17,063	$13,723
01/20	$13,450	$17,082	$13,888
02/20	$12,438	$15,686	$12,776
03/20	$10,010	$13,613	$9,976
04/20	$10,779	$15,412	$10,804
05/20	$10,900	$16,225	$10,825
06/20	$11,224	$16,584	$11,155
07/20	$11,654	$17,555	$11,607
08/20	$11,702	$18,843	$11,698
09/20	$11,336	$18,155	$11,316
10/20	$11,017	$17,717	$11,020
11/20	$12,259	$19,803	$12,223
12/20	$12,641	$20,640	$12,625
01/21	$12,546	$20,470	$12,638
02/21	$13,007	$21,064	$13,144
03/21	$13,676	$21,861	$13,745
04/21	$14,775	$23,037	$14,852
05/21	$14,934	$23,147	$15,004
06/21	$15,364	$23,727	$15,397
07/21	$16,177	$24,220	$16,137
08/21	$16,425	$24,921	$16,434
09/21	$15,538	$23,776	$15,547
10/21	$16,638	$25,426	$16,729
11/21	$16,372	$25,085	$16,616
12/21	$17,879	$26,101	$18,083
01/22	$16,656	$24,629	$16,845
02/22	$16,212	$23,953	$16,318
03/22	$17,294	$24,762	$17,386
04/22	$16,585	$22,554	$16,622
05/22	$15,591	$22,520	$15,586
06/22	$14,527	$20,634	$14,431
07/22	$15,857	$22,556	$15,738
08/22	$14,857	$21,690	$14,798
09/22	$12,988	$19,683	$12,996
10/22	$13,478	$21,261	$13,632
11/22	$14,301	$22,412	$14,418
12/22	$13,567	$21,108	$13,677
01/23	$14,990	$22,524	$15,137
02/23	$14,234	$21,988	$14,410
03/23	$13,900	$22,683	$14,044
04/23	$14,078	$22,964	$14,161
05/23	$13,567	$23,071	$13,705
06/23	$14,323	$24,629	$14,412
07/23	$14,703	$25,476	$14,822
08/23	$14,216	$25,031	$14,361
09/23	$13,243	$23,854	$13,384
10/23	$12,658	$23,278	$12,800
11/23	$14,095	$25,452	$14,151
12/23	$15,434	$26,708	$15,555
01/24	$14,801	$27,081	$14,910
02/24	$15,044	$28,543	$15,212
03/24	$15,312	$29,458	$15,525
04/24	$14,265	$28,205	$14,436
05/24	$14,995	$29,533	$15,099
06/24	$15,385	$30,510	$15,535
07/24	$16,430	$30,954	$16,502
08/24	$17,503	$31,688	$17,559
09/24	$18,028	$32,366	$18,034
10/24	$17,578	$32,139	$17,510
11/24	$18,327	$34,209	$18,262
12/24	$17,029	$33,255	$16,914
01/25	$17,104	$34,313	$17,090
02/25	$17,703	$33,713	$17,708
03/25	$17,104	$31,762	$17,068
04/25	$16,754	$31,573	$16,611
05/25	$17,054	$33,589	$16,963
06/25	$16,929	$35,290	$16,871
07/25	$16,832	$36,074	$16,742
08/25	$17,538	$36,833	$17,481
09/25	$17,646	$38,110	$17,676
10/25	$17,429	$38,932	$17,390
11/25	$17,809	$39,027	$17,812
12/25	$17,402	$39,030	$17,401

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	2.19	6.60	5.70
Russell 1000® Index	17.37	13.59	14.59
FTSE Nareit Equity REITs Index	2.88	6.63	5.70
Footnote	Description
Footnote(a)	The Fund’s performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 143,678,940
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,074,050
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$143,678,940
Total number of portfolio holdings	57
Management services fees (represents 0.75% of Fund average net assets)	$1,074,050
Portfolio turnover for the reporting period	32%

Holdings [Text Block]

 Real Estate Sub-industry Allocation

Health Care REITs	22.0%
Retail REITs	17.9%
Data Center REITs	11.5%
Industrial REITs	11.3%
Multi-Family Residential REITs	9.2%
Self Storage REITs	7.7%
Single-Family Residential REITs	4.8%
Other Specialized REITs	4.8%
Office REITs	4.8%
Hotel & Resort REITs	3.0%
Diversified REITs	1.5%
Other	0.7%

Asset Categories

Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Welltower, Inc.	9.7%
Prologis, Inc.	7.5%
Equinix, Inc.	6.9%
Ventas, Inc.	4.7%
Digital Realty Trust, Inc.	4.6%
Extra Space Storage, Inc.	4.0%
Public Storage	3.7%
UDR, Inc.	3.4%
Simon Property Group, Inc.	3.3%
Realty Income Corp.	3.0%

Material Fund Change [Text Block]
C000087809
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – CenterSquare Real Estate Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – CenterSquare Real Estate Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$110	1.09%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the residential, health care and lodging/resorts sub-sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A significant overweight to the health care sub-sector and an underweight to the residential sub-sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Ventas, a leading health care real estate operator; AvalonBay Communities, a premium multifamily apartment REIT; American Healthcare REIT, an owner of medical office buildings and acute‑care facilities; Alexandria Real Estate Equities, a specialized life‑science campus developer; and Mid‑America Apartment Communities, a major operator of Sunbelt‑focused apartment communities, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrial and specialty sub-sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the industrial sector and underweights to the self-storage and office sub-sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in W. P. Carey, a diversified net‑lease REIT with broad exposure across industrial, warehouse and office properties; Extra Space Storage, one of the largest self‑storage operators in the United States; Welltower, a leading owner of senior housing and health‑care real estate; UDR, a national multifamily apartment REIT; and Prologis, the world’s largest industrial real estate platform, were among the top detractors from the Fund’s relaive performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – CenterSquare Real Estate Fund Class 2 ($16,980)	Russell 1000® Index ($39,030)	FTSE Nareit Equity REITs Index ($17,401)
12/15	$10,000	$10,000	$10,000
01/16	$9,533	$9,462	$9,665
02/16	$9,533	$9,459	$9,624
03/16	$10,444	$10,117	$10,600
04/16	$10,387	$10,172	$10,347
05/16	$10,342	$10,351	$10,599
06/16	$11,040	$10,374	$11,338
07/16	$11,482	$10,769	$11,809
08/16	$11,077	$10,783	$11,375
09/16	$10,844	$10,792	$11,175
10/16	$10,219	$10,582	$10,543
11/16	$10,035	$10,999	$10,365
12/16	$10,476	$11,205	$10,852
01/17	$10,439	$11,431	$10,864
02/17	$10,807	$11,873	$11,235
03/17	$10,562	$11,881	$10,978
04/17	$10,513	$12,006	$10,991
05/17	$10,439	$12,160	$10,907
06/17	$10,639	$12,244	$11,145
07/17	$10,794	$12,487	$11,281
08/17	$10,819	$12,526	$11,253
09/17	$10,755	$12,793	$11,250
10/17	$10,729	$13,086	$11,141
11/17	$11,039	$13,485	$11,443
12/17	$11,077	$13,636	$11,419
01/18	$10,626	$14,384	$10,942
02/18	$9,814	$13,856	$10,098
03/18	$10,213	$13,541	$10,483
04/18	$10,355	$13,587	$10,633
05/18	$10,665	$13,934	$11,053
06/18	$11,143	$14,024	$11,535
07/18	$11,196	$14,508	$11,627
08/18	$11,540	$15,008	$11,981
09/18	$11,262	$15,065	$11,677
10/18	$10,866	$13,999	$11,330
11/18	$11,342	$14,284	$11,867
12/18	$10,430	$12,983	$10,891
01/19	$11,633	$14,071	$12,171
02/19	$11,725	$14,548	$12,259
03/19	$12,122	$14,801	$12,670
04/19	$12,122	$15,399	$12,640
05/19	$12,161	$14,417	$12,668
06/19	$12,325	$15,430	$12,828
07/19	$12,473	$15,669	$12,992
08/19	$12,956	$15,382	$13,433
09/19	$13,306	$15,649	$13,828
10/19	$13,507	$15,980	$14,016
11/19	$13,252	$16,584	$13,805
12/19	$13,158	$17,063	$13,723
01/20	$13,306	$17,082	$13,888
02/20	$12,311	$15,686	$12,776
03/20	$9,905	$13,613	$9,976
04/20	$10,672	$15,412	$10,804
05/20	$10,793	$16,225	$10,825
06/20	$11,102	$16,584	$11,155
07/20	$11,526	$17,555	$11,607
08/20	$11,573	$18,843	$11,698
09/20	$11,209	$18,155	$11,316
10/20	$10,893	$17,717	$11,020
11/20	$12,112	$19,803	$12,223
12/20	$12,476	$20,640	$12,625
01/21	$12,397	$20,470	$12,638
02/21	$12,840	$21,064	$13,144
03/21	$13,505	$21,861	$13,745
04/21	$14,581	$23,037	$14,852
05/21	$14,740	$23,147	$15,004
06/21	$15,167	$23,727	$15,397
07/21	$15,942	$24,220	$16,137
08/21	$16,189	$24,921	$16,434
09/21	$15,308	$23,776	$15,547
10/21	$16,400	$25,426	$16,729
11/21	$16,136	$25,085	$16,616
12/21	$17,616	$26,101	$18,083
01/22	$16,400	$24,629	$16,845
02/22	$15,960	$23,953	$16,318
03/22	$17,034	$24,762	$17,386
04/22	$16,330	$22,554	$16,622
05/22	$15,343	$22,520	$15,586
06/22	$14,304	$20,634	$14,431
07/22	$15,603	$22,556	$15,738
08/22	$14,610	$21,690	$14,798
09/22	$12,778	$19,683	$12,996
10/22	$13,241	$21,261	$13,632
11/22	$14,058	$22,412	$14,418
12/22	$13,330	$21,108	$13,677
01/23	$14,720	$22,524	$15,137
02/23	$13,970	$21,988	$14,410
03/23	$13,661	$22,683	$14,044
04/23	$13,837	$22,964	$14,161
05/23	$13,330	$23,071	$13,705
06/23	$14,036	$24,629	$14,412
07/23	$14,438	$25,476	$14,822
08/23	$13,932	$25,031	$14,361
09/23	$12,992	$23,854	$13,384
10/23	$12,413	$23,278	$12,800
11/23	$13,811	$25,452	$14,151
12/23	$15,137	$26,708	$15,555
01/24	$14,510	$27,081	$14,910
02/24	$14,751	$28,543	$15,212
03/24	$14,992	$29,458	$15,525
04/24	$13,980	$28,205	$14,436
05/24	$14,679	$29,533	$15,099
06/24	$15,065	$30,510	$15,535
07/24	$16,087	$30,954	$16,502
08/24	$17,123	$31,688	$17,559
09/24	$17,641	$32,366	$18,034
10/24	$17,197	$32,139	$17,510
11/24	$17,937	$34,209	$18,262
12/24	$16,629	$33,255	$16,914
01/25	$16,728	$34,313	$17,090
02/25	$17,320	$33,713	$17,708
03/25	$16,728	$31,762	$17,068
04/25	$16,358	$31,573	$16,611
05/25	$16,679	$33,589	$16,963
06/25	$16,531	$35,290	$16,871
07/25	$16,417	$36,074	$16,742
08/25	$17,114	$36,833	$17,481
09/25	$17,248	$38,110	$17,676
10/25	$17,007	$38,932	$17,390
11/25	$17,382	$39,027	$17,812
12/25	$16,980	$39,030	$17,401

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	2.11	6.36	5.44
Russell 1000® Index	17.37	13.59	14.59
FTSE Nareit Equity REITs Index	2.88	6.63	5.70
Footnote	Description
Footnote(a)	The Fund’s performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 143,678,940
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,074,050
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$143,678,940
Total number of portfolio holdings	57
Management services fees (represents 0.75% of Fund average net assets)	$1,074,050
Portfolio turnover for the reporting period	32%

Holdings [Text Block]

 Real Estate Sub-industry Allocation

Health Care REITs	22.0%
Retail REITs	17.9%
Data Center REITs	11.5%
Industrial REITs	11.3%
Multi-Family Residential REITs	9.2%
Self Storage REITs	7.7%
Single-Family Residential REITs	4.8%
Other Specialized REITs	4.8%
Office REITs	4.8%
Hotel & Resort REITs	3.0%
Diversified REITs	1.5%
Other	0.7%

Asset Categories

Common Stocks	99.2%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Welltower, Inc.	9.7%
Prologis, Inc.	7.5%
Equinix, Inc.	6.9%
Ventas, Inc.	4.7%
Digital Realty Trust, Inc.	4.6%
Extra Space Storage, Inc.	4.0%
Public Storage	3.7%
UDR, Inc.	3.4%
Simon Property Group, Inc.	3.3%
Realty Income Corp.	3.0%

Material Fund Change [Text Block]
C000087788
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Principal Large Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – Principal Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the consumer staples and energy sectors, and an overweight to the industrials sector, positively impacted the Fund’s relative performance.

Individual holdings | Relative underweights to Apple, a diversified electronic products provider; Microsoft, a software, services and devices provider; and Tesla, an electric vehicle and energy generation and storage company, contributed to the Fund’s relative performance. Positions in Visa, a global payments services company; and Netflix, an entertainment services provider, were also among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, health care, industrials and communication services sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the information technology and communication services sectors, and overweights to the financials and materials sectors detracted from relative performance.

Individual holdings | Positions in Copart, an online vehicle auction and remarketing services company; Oracle, a corporate packaged software company; Roper Technologies, a diversified packaged software company; ServiceNow, a workflow automation platform provider; and KKR & Co., a provider of alternative asset management and capital market solutions, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – Principal Large Cap Growth Fund Class 1 ($39,287)	Russell 1000® Index ($39,030)	Russell 1000® Growth Index ($52,906)
12/15	$10,000	$10,000	$10,000
01/16	$9,431	$9,462	$9,442
02/16	$9,301	$9,459	$9,438
03/16	$9,933	$10,117	$10,074
04/16	$10,024	$10,172	$9,982
05/16	$10,318	$10,351	$10,176
06/16	$10,227	$10,374	$10,136
07/16	$10,853	$10,769	$10,615
08/16	$10,983	$10,783	$10,562
09/16	$11,084	$10,792	$10,600
10/16	$10,761	$10,582	$10,351
11/16	$10,583	$10,999	$10,577
12/16	$10,578	$11,205	$10,708
01/17	$10,916	$11,431	$11,068
02/17	$11,311	$11,873	$11,528
03/17	$11,504	$11,881	$11,662
04/17	$11,807	$12,006	$11,928
05/17	$12,333	$12,160	$12,238
06/17	$12,453	$12,244	$12,206
07/17	$12,853	$12,487	$12,531
08/17	$13,104	$12,526	$12,760
09/17	$13,243	$12,793	$12,926
10/17	$13,682	$13,086	$13,427
11/17	$14,063	$13,485	$13,835
12/17	$14,072	$13,636	$13,943
01/18	$15,267	$14,384	$14,930
02/18	$14,670	$13,856	$14,539
03/18	$14,188	$13,541	$14,140
04/18	$14,096	$13,587	$14,189
05/18	$14,583	$13,934	$14,811
06/18	$14,569	$14,024	$14,954
07/18	$15,046	$14,508	$15,393
08/18	$15,600	$15,008	$16,235
09/18	$15,566	$15,065	$16,325
10/18	$14,260	$13,999	$14,865
11/18	$14,920	$14,284	$15,023
12/18	$13,735	$12,983	$13,732
01/19	$14,906	$14,071	$14,966
02/19	$15,508	$14,548	$15,501
03/19	$15,937	$14,801	$15,943
04/19	$16,805	$15,399	$16,663
05/19	$15,566	$14,417	$15,610
06/19	$16,747	$15,430	$16,682
07/19	$16,935	$15,669	$17,059
08/19	$16,588	$15,382	$16,928
09/19	$16,487	$15,649	$16,930
10/19	$16,781	$15,980	$17,408
11/19	$17,571	$16,584	$18,180
12/19	$18,096	$17,063	$18,729
01/20	$18,236	$17,082	$19,147
02/20	$17,325	$15,686	$17,843
03/20	$16,029	$13,613	$16,088
04/20	$17,966	$15,412	$18,468
05/20	$19,166	$16,225	$19,708
06/20	$19,880	$16,584	$20,567
07/20	$20,867	$17,555	$22,149
08/20	$22,978	$18,843	$24,434
09/20	$21,976	$18,155	$23,285
10/20	$21,412	$17,717	$22,494
11/20	$23,195	$19,803	$24,797
12/20	$23,875	$20,640	$25,938
01/21	$23,345	$20,470	$25,746
02/21	$23,913	$21,064	$25,740
03/21	$24,593	$21,861	$26,182
04/21	$25,947	$23,037	$27,963
05/21	$26,116	$23,147	$27,577
06/21	$27,142	$23,727	$29,307
07/21	$27,716	$24,220	$30,273
08/21	$28,419	$24,921	$31,404
09/21	$26,559	$23,776	$29,646
10/21	$28,096	$25,426	$32,213
11/21	$27,648	$25,085	$32,410
12/21	$28,308	$26,101	$33,096
01/22	$26,569	$24,629	$30,255
02/22	$25,345	$23,953	$28,970
03/22	$26,116	$24,762	$30,103
04/22	$22,381	$22,554	$26,468
05/22	$22,260	$22,520	$25,853
06/22	$20,472	$20,634	$23,805
07/22	$22,906	$22,556	$26,662
08/22	$21,677	$21,690	$25,420
09/22	$19,272	$19,683	$22,949
10/22	$20,390	$21,261	$24,290
11/22	$21,749	$22,412	$25,397
12/22	$20,381	$21,108	$23,453
01/23	$22,140	$22,524	$25,407
02/23	$21,301	$21,988	$25,106
03/23	$22,188	$22,683	$26,822
04/23	$22,684	$22,964	$27,086
05/23	$23,142	$23,071	$28,321
06/23	$24,834	$24,629	$30,258
07/23	$25,552	$25,476	$31,277
08/23	$25,653	$25,031	$30,996
09/23	$24,193	$23,854	$29,310
10/23	$24,178	$23,278	$28,893
11/23	$27,306	$25,452	$32,043
12/23	$28,439	$26,708	$33,462
01/24	$29,176	$27,081	$34,296
02/24	$30,655	$28,543	$36,636
03/24	$31,267	$29,458	$37,281
04/24	$29,933	$28,205	$35,700
05/24	$30,921	$29,533	$37,837
06/24	$32,101	$30,510	$40,388
07/24	$32,318	$30,954	$39,701
08/24	$32,925	$31,688	$40,528
09/24	$33,480	$32,366	$41,677
10/24	$33,031	$32,139	$41,539
11/24	$35,451	$34,209	$44,233
12/24	$34,530	$33,255	$44,623
01/25	$36,125	$34,313	$45,506
02/25	$34,901	$33,713	$43,871
03/25	$33,041	$31,762	$40,175
04/25	$33,759	$31,573	$40,887
05/25	$35,961	$33,589	$44,505
06/25	$37,798	$35,290	$47,342
07/25	$39,287	$36,074	$49,129
08/25	$39,195	$36,833	$49,679
09/25	$40,159	$38,110	$52,318
10/25	$40,554	$38,932	$54,218
11/25	$39,798	$39,027	$53,236
12/25	$39,287	$39,030	$52,906

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	13.78	10.47	14.66
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Growth Index	18.56	15.32	18.13
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2022 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2022 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,954,197,683
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 13,559,759
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,954,197,683
Total number of portfolio holdings	44
Management services fees (represents 0.68% of Fund average net assets)	$13,559,759
Portfolio turnover for the reporting period	44%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Software	20.2%
Semiconductors & Semiconductor Equipment	18.4%
Technology Hardware, Storage & Peripherals	7.7%
Other	0.6%

Equity Sector Allocation

Information Technology	46.9%
Financials	12.8%
Communication Services	11.7%
Consumer Discretionary	11.5%
Industrials	7.1%
Health Care	5.5%
Materials	2.2%
Real Estate	1.3%
Consumer Staples	0.8%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	12.6%
Microsoft Corp.	7.9%
Apple, Inc.	7.7%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	5.2%
TransDigm Group, Inc.	4.5%
Brookfield Corp.	3.7%
Cadence Design Systems, Inc.	3.7%
Meta Platforms, Inc., Class A	3.6%
Alphabet, Inc., Class A	3.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 1, 2025, the Fund's name changed from CTIVP® – Principal Blue Chip Growth Fund to CTIVP® – Principal Large Cap Growth Fund as announced in its prospectus dated May 1, 2025. On May 1, 2025, the Fund revised its Principal Investment Strategies and added an 80% investment policy related to its strategy of investing in securities of large capitalization companies.

Material Fund Change Name [Text Block]	On June 1, 2025, the Fund's name changed from CTIVP® – Principal Blue Chip Growth Fund to CTIVP® – Principal Large Cap Growth Fund as announced in its prospectus dated May 1, 2025.
Material Fund Change Strategies [Text Block]	On May 1, 2025, the Fund revised its Principal Investment Strategies and added an 80% investment policy related to its strategy of investing in securities of large capitalization companies.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087789
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Principal Large Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – Principal Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the consumer staples and energy sectors, and an overweight to the industrials sector, positively impacted the Fund’s relative performance.

Individual holdings | Relative underweights to Apple, a diversified electronic products provider; Microsoft, a software, services and devices provider; and Tesla, an electric vehicle and energy generation and storage company, contributed to the Fund’s relative performance. Positions in Visa, a global payments services company; and Netflix, an entertainment services provider, were also among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, health care, industrials and communication services sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the information technology and communication services sectors, and overweights to the financials and materials sectors detracted from relative performance.

Individual holdings | Positions in Copart, an online vehicle auction and remarketing services company; Oracle, a corporate packaged software company; Roper Technologies, a diversified packaged software company; ServiceNow, a workflow automation platform provider; and KKR & Co., a provider of alternative asset management and capital market solutions, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – Principal Large Cap Growth Fund Class 2 ($38,333)	Russell 1000® Index ($39,030)	Russell 1000® Growth Index ($52,906)
12/15	$10,000	$10,000	$10,000
01/16	$9,433	$9,462	$9,442
02/16	$9,296	$9,459	$9,438
03/16	$9,927	$10,117	$10,074
04/16	$10,020	$10,172	$9,982
05/16	$10,313	$10,351	$10,176
06/16	$10,215	$10,374	$10,136
07/16	$10,846	$10,769	$10,615
08/16	$10,968	$10,783	$10,562
09/16	$11,070	$10,792	$10,600
10/16	$10,743	$10,582	$10,351
11/16	$10,562	$10,999	$10,577
12/16	$10,557	$11,205	$10,708
01/17	$10,890	$11,431	$11,068
02/17	$11,281	$11,873	$11,528
03/17	$11,476	$11,881	$11,662
04/17	$11,774	$12,006	$11,928
05/17	$12,292	$12,160	$12,238
06/17	$12,414	$12,244	$12,206
07/17	$12,805	$12,487	$12,531
08/17	$13,055	$12,526	$12,760
09/17	$13,192	$12,793	$12,926
10/17	$13,627	$13,086	$13,427
11/17	$13,998	$13,485	$13,835
12/17	$14,008	$13,636	$13,943
01/18	$15,196	$14,384	$14,930
02/18	$14,599	$13,856	$14,539
03/18	$14,115	$13,541	$14,140
04/18	$14,018	$13,587	$14,189
05/18	$14,501	$13,934	$14,811
06/18	$14,487	$14,024	$14,954
07/18	$14,956	$14,508	$15,393
08/18	$15,503	$15,008	$16,235
09/18	$15,469	$15,065	$16,325
10/18	$14,164	$13,999	$14,865
11/18	$14,819	$14,284	$15,023
12/18	$13,636	$12,983	$13,732
01/19	$14,800	$14,071	$14,966
02/19	$15,391	$14,548	$15,501
03/19	$15,816	$14,801	$15,943
04/19	$16,672	$15,399	$16,663
05/19	$15,440	$14,417	$15,610
06/19	$16,608	$15,430	$16,682
07/19	$16,789	$15,669	$17,059
08/19	$16,447	$15,382	$16,928
09/19	$16,339	$15,649	$16,930
10/19	$16,628	$15,980	$17,408
11/19	$17,410	$16,584	$18,180
12/19	$17,923	$17,063	$18,729
01/20	$18,060	$17,082	$19,147
02/20	$17,155	$15,686	$17,843
03/20	$15,865	$13,613	$16,088
04/20	$17,781	$15,412	$18,468
05/20	$18,964	$16,225	$19,708
06/20	$19,663	$16,584	$20,567
07/20	$20,640	$17,555	$22,149
08/20	$22,722	$18,843	$24,434
09/20	$21,725	$18,155	$23,285
10/20	$21,163	$17,717	$22,494
11/20	$22,923	$19,803	$24,797
12/20	$23,588	$20,640	$25,938
01/21	$23,060	$20,470	$25,746
02/21	$23,617	$21,064	$25,740
03/21	$24,282	$21,861	$26,182
04/21	$25,611	$23,037	$27,963
05/21	$25,777	$23,147	$27,577
06/21	$26,784	$23,727	$29,307
07/21	$27,341	$24,220	$30,273
08/21	$28,030	$24,921	$31,404
09/21	$26,193	$23,776	$29,646
10/21	$27,698	$25,426	$32,213
11/21	$27,253	$25,085	$32,410
12/21	$27,898	$26,101	$33,096
01/22	$26,178	$24,629	$30,255
02/22	$24,966	$23,953	$28,970
03/22	$25,723	$24,762	$30,103
04/22	$22,038	$22,554	$26,468
05/22	$21,916	$22,520	$25,853
06/22	$20,152	$20,634	$23,805
07/22	$22,542	$22,556	$26,662
08/22	$21,325	$21,690	$25,420
09/22	$18,959	$19,683	$22,949
10/22	$20,049	$21,261	$24,290
11/22	$21,383	$22,412	$25,397
12/22	$20,034	$21,108	$23,453
01/23	$21,760	$22,524	$25,407
02/23	$20,934	$21,988	$25,106
03/23	$21,799	$22,683	$26,822
04/23	$22,283	$22,964	$27,086
05/23	$22,722	$23,071	$28,321
06/23	$24,384	$24,629	$30,258
07/23	$25,083	$25,476	$31,277
08/23	$25,176	$25,031	$30,996
09/23	$23,739	$23,854	$29,310
10/23	$23,719	$23,278	$28,893
11/23	$26,784	$25,452	$32,043
12/23	$27,889	$26,708	$33,462
01/24	$28,602	$27,081	$34,296
02/24	$30,049	$28,543	$36,636
03/24	$30,645	$29,458	$37,281
04/24	$29,326	$28,205	$35,700
05/24	$30,288	$29,533	$37,837
06/24	$31,437	$30,510	$40,388
07/24	$31,647	$30,954	$39,701
08/24	$32,229	$31,688	$40,528
09/24	$32,766	$32,366	$41,677
10/24	$32,327	$32,139	$41,539
11/24	$34,687	$34,209	$44,233
12/24	$33,778	$33,255	$44,623
01/25	$35,328	$34,313	$45,506
02/25	$34,125	$33,713	$43,871
03/25	$32,302	$31,762	$40,175
04/25	$32,991	$31,573	$40,887
05/25	$35,142	$33,589	$44,505
06/25	$36,926	$35,290	$47,342
07/25	$38,372	$36,074	$49,129
08/25	$38,280	$36,833	$49,679
09/25	$39,208	$38,110	$52,318
10/25	$39,585	$38,932	$54,218
11/25	$38,837	$39,027	$53,236
12/25	$38,333	$39,030	$52,906

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	13.49	10.20	14.38
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Growth Index	18.56	15.32	18.13
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2022 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2022 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,954,197,683
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 13,559,759
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,954,197,683
Total number of portfolio holdings	44
Management services fees (represents 0.68% of Fund average net assets)	$13,559,759
Portfolio turnover for the reporting period	44%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Software	20.2%
Semiconductors & Semiconductor Equipment	18.4%
Technology Hardware, Storage & Peripherals	7.7%
Other	0.6%

Equity Sector Allocation

Information Technology	46.9%
Financials	12.8%
Communication Services	11.7%
Consumer Discretionary	11.5%
Industrials	7.1%
Health Care	5.5%
Materials	2.2%
Real Estate	1.3%
Consumer Staples	0.8%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	12.6%
Microsoft Corp.	7.9%
Apple, Inc.	7.7%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	5.2%
TransDigm Group, Inc.	4.5%
Brookfield Corp.	3.7%
Cadence Design Systems, Inc.	3.7%
Meta Platforms, Inc., Class A	3.6%
Alphabet, Inc., Class A	3.5%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 1, 2025, the Fund's name changed from CTIVP® – Principal Blue Chip Growth Fund to CTIVP® – Principal Large Cap Growth Fund as announced in its prospectus dated May 1, 2025. On May 1, 2025, the Fund revised its Principal Investment Strategies and added an 80% investment policy related to its strategy of investing in securities of large capitalization companies.

Material Fund Change Name [Text Block]	On June 1, 2025, the Fund's name changed from CTIVP® – Principal Blue Chip Growth Fund to CTIVP® – Principal Large Cap Growth Fund as announced in its prospectus dated May 1, 2025.
Material Fund Change Strategies [Text Block]	On May 1, 2025, the Fund revised its Principal Investment Strategies and added an 80% investment policy related to its strategy of investing in securities of large capitalization companies.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087810
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – T. Rowe Price Large Cap Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the information technology, financials and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweight allocations to the consumer discretionary and real estate sectors positively impacted relative performance.

Individual holdings | Positions in Micron Technology, a provider of memory and storage solutions; GE Aerospace, a diversified aircraft company; L3Harris Technologies, a defense and commercial technologies provider; Citigroup, a diversified financial products and services company; and CVS Health, a provider of health care services, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the health care, materials, consumer staples and real estate sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Holding cash, an underweight to the communication services sector and overweights to the consumer staples, energy and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kenvue, a consumer health company; Zimmer Biomet, a designer and manufacturer of orthopedic reconstructive products; International Paper, a packaging and pulp products producer; and Fortive, a diversified electronic equipment and instruments company, were among the top detractors from the Fund’s relative performance. Not holding JPMorgan Chase also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 ($25,728)	Russell 1000® Index ($39,030)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000
01/16	$9,592	$9,462	$9,483
02/16	$9,668	$9,459	$9,481
03/16	$10,338	$10,117	$10,164
04/16	$10,495	$10,172	$10,377
05/16	$10,565	$10,351	$10,539
06/16	$10,490	$10,374	$10,630
07/16	$10,752	$10,769	$10,938
08/16	$10,793	$10,783	$11,023
09/16	$10,723	$10,792	$11,000
10/16	$10,670	$10,582	$10,829
11/16	$11,270	$10,999	$11,448
12/16	$11,434	$11,205	$11,734
01/17	$11,492	$11,431	$11,818
02/17	$11,917	$11,873	$12,242
03/17	$11,882	$11,881	$12,118
04/17	$11,911	$12,006	$12,095
05/17	$11,958	$12,160	$12,083
06/17	$12,185	$12,244	$12,281
07/17	$12,378	$12,487	$12,444
08/17	$12,249	$12,526	$12,299
09/17	$12,611	$12,793	$12,663
10/17	$12,756	$13,086	$12,755
11/17	$13,217	$13,485	$13,146
12/17	$13,293	$13,636	$13,337
01/18	$13,928	$14,384	$13,853
02/18	$13,263	$13,856	$13,192
03/18	$12,925	$13,541	$12,960
04/18	$13,013	$13,587	$13,002
05/18	$13,059	$13,934	$13,080
06/18	$13,170	$14,024	$13,112
07/18	$13,648	$14,508	$13,631
08/18	$13,765	$15,008	$13,832
09/18	$13,724	$15,065	$13,860
10/18	$12,966	$13,999	$13,142
11/18	$13,351	$14,284	$13,534
12/18	$12,057	$12,983	$12,235
01/19	$12,925	$14,071	$13,187
02/19	$13,316	$14,548	$13,608
03/19	$13,415	$14,801	$13,695
04/19	$14,033	$15,399	$14,181
05/19	$13,147	$14,417	$13,269
06/19	$13,992	$15,430	$14,221
07/19	$14,120	$15,669	$14,339
08/19	$13,794	$15,382	$13,918
09/19	$14,295	$15,649	$14,414
10/19	$14,365	$15,980	$14,616
11/19	$14,860	$16,584	$15,068
12/19	$15,262	$17,063	$15,482
01/20	$14,831	$17,082	$15,149
02/20	$13,287	$15,686	$13,682
03/20	$10,880	$13,613	$11,344
04/20	$11,923	$15,412	$12,619
05/20	$12,314	$16,225	$13,051
06/20	$12,448	$16,584	$12,965
07/20	$12,984	$17,555	$13,477
08/20	$13,427	$18,843	$14,035
09/20	$12,990	$18,155	$13,690
10/20	$12,995	$17,717	$13,510
11/20	$15,017	$19,803	$15,327
12/20	$15,670	$20,640	$15,915
01/21	$15,600	$20,470	$15,769
02/21	$16,678	$21,064	$16,722
03/21	$17,617	$21,861	$17,706
04/21	$18,339	$23,037	$18,414
05/21	$18,788	$23,147	$18,844
06/21	$18,432	$23,727	$18,628
07/21	$18,368	$24,220	$18,777
08/21	$18,893	$24,921	$19,150
09/21	$18,368	$23,776	$18,483
10/21	$19,213	$25,426	$19,422
11/21	$18,508	$25,085	$18,737
12/21	$19,633	$26,101	$19,919
01/22	$19,650	$24,629	$19,455
02/22	$19,487	$23,953	$19,229
03/22	$19,767	$24,762	$19,772
04/22	$18,741	$22,554	$18,657
05/22	$19,254	$22,520	$19,020
06/22	$17,663	$20,634	$17,358
07/22	$18,700	$22,556	$18,509
08/22	$18,316	$21,690	$17,957
09/22	$16,649	$19,683	$16,383
10/22	$18,258	$21,261	$18,063
11/22	$19,406	$22,412	$19,191
12/22	$18,660	$21,108	$18,418
01/23	$19,668	$22,524	$19,372
02/23	$18,875	$21,988	$18,689
03/23	$18,368	$22,683	$18,603
04/23	$18,852	$22,964	$18,883
05/23	$17,786	$23,071	$18,155
06/23	$18,963	$24,629	$19,361
07/23	$19,726	$25,476	$20,042
08/23	$18,986	$25,031	$19,501
09/23	$18,374	$23,854	$18,748
10/23	$18,007	$23,278	$18,087
11/23	$19,382	$25,452	$19,451
12/23	$20,449	$26,708	$20,529
01/24	$20,414	$27,081	$20,550
02/24	$21,142	$28,543	$21,308
03/24	$22,331	$29,458	$22,373
04/24	$21,614	$28,205	$21,418
05/24	$22,424	$29,533	$22,097
06/24	$22,174	$30,510	$21,889
07/24	$22,943	$30,954	$23,008
08/24	$23,456	$31,688	$23,625
09/24	$23,660	$32,366	$23,953
10/24	$23,386	$32,139	$23,689
11/24	$24,650	$34,209	$25,202
12/24	$22,890	$33,255	$23,478
01/25	$23,951	$34,313	$24,565
02/25	$24,167	$33,713	$24,665
03/25	$23,695	$31,762	$23,980
04/25	$22,389	$31,573	$23,249
05/25	$23,164	$33,589	$24,065
06/25	$23,712	$35,290	$24,888
07/25	$23,561	$36,074	$25,031
08/25	$24,481	$36,833	$25,829
09/25	$24,645	$38,110	$26,215
10/25	$24,709	$38,932	$26,330
11/25	$25,198	$39,027	$27,030
12/25	$25,728	$39,030	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	12.40	10.43	9.91
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Value Index	15.91	11.33	10.53
Footnote	Description
Footnote(a)	The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,072,858,190
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 13,806,059
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,072,858,190
Total number of portfolio holdings	81
Management services fees (represents 0.68% of Fund average net assets)	$13,806,059
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Equity Sector Allocation

Financials	22.0%
Industrials	13.6%
Health Care	13.4%
Information Technology	12.2%
Energy	7.7%
Communication Services	7.7%
Consumer Staples	6.7%
Utilities	4.7%
Consumer Discretionary	4.6%
Materials	3.6%
Other	3.4%

Asset Categories

Common Stocks	99.6%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Alphabet, Inc., Class C	4.5%
Charles Schwab Corp. (The)	3.0%
Bank of America Corp.	3.0%
ConocoPhillips Co.	2.5%
Elevance Health, Inc.	2.4%
Chubb Ltd.	2.4%
CSX Corp.	2.3%
Amazon.com, Inc.	2.2%
Procter & Gamble Co. (The)	2.2%
MetLife, Inc.	2.0%

Material Fund Change [Text Block]
C000087811
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – T. Rowe Price Large Cap Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the information technology, financials and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweight allocations to the consumer discretionary and real estate sectors positively impacted relative performance.

Individual holdings | Positions in Micron Technology, a provider of memory and storage solutions; GE Aerospace, a diversified aircraft company; L3Harris Technologies, a defense and commercial technologies provider; Citigroup, a diversified financial products and services company; and CVS Health, a provider of health care services, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the health care, materials, consumer staples and real estate sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Holding cash, an underweight to the communication services sector and overweights to the consumer staples, energy and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kenvue, a consumer health company; Zimmer Biomet, a designer and manufacturer of orthopedic reconstructive products; International Paper, a packaging and pulp products producer; and Fortive, a diversified electronic equipment and instruments company, were among the top detractors from the Fund’s relative performance. Not holding JPMorgan Chase also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 ($25,095)	Russell 1000® Index ($39,030)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000
01/16	$9,592	$9,462	$9,483
02/16	$9,669	$9,459	$9,481
03/16	$10,331	$10,117	$10,164
04/16	$10,485	$10,172	$10,377
05/16	$10,556	$10,351	$10,539
06/16	$10,479	$10,374	$10,630
07/16	$10,733	$10,769	$10,938
08/16	$10,774	$10,783	$11,023
09/16	$10,703	$10,792	$11,000
10/16	$10,650	$10,582	$10,829
11/16	$11,247	$10,999	$11,448
12/16	$11,407	$11,205	$11,734
01/17	$11,466	$11,431	$11,818
02/17	$11,879	$11,873	$12,242
03/17	$11,844	$11,881	$12,118
04/17	$11,868	$12,006	$12,095
05/17	$11,915	$12,160	$12,083
06/17	$12,139	$12,244	$12,281
07/17	$12,329	$12,487	$12,444
08/17	$12,199	$12,526	$12,299
09/17	$12,553	$12,793	$12,663
10/17	$12,701	$13,086	$12,755
11/17	$13,150	$13,485	$13,146
12/17	$13,227	$13,636	$13,337
01/18	$13,853	$14,384	$13,853
02/18	$13,191	$13,856	$13,192
03/18	$12,855	$13,541	$12,960
04/18	$12,937	$13,587	$13,002
05/18	$12,979	$13,934	$13,080
06/18	$13,091	$14,024	$13,112
07/18	$13,564	$14,508	$13,631
08/18	$13,670	$15,008	$13,832
09/18	$13,629	$15,065	$13,860
10/18	$12,872	$13,999	$13,142
11/18	$13,257	$14,284	$13,534
12/18	$11,968	$12,983	$12,235
01/19	$12,825	$14,071	$13,187
02/19	$13,209	$14,548	$13,608
03/19	$13,310	$14,801	$13,695
04/19	$13,918	$15,399	$14,181
05/19	$13,032	$14,417	$13,269
06/19	$13,871	$15,430	$14,221
07/19	$13,995	$15,669	$14,339
08/19	$13,664	$15,382	$13,918
09/19	$14,161	$15,649	$14,414
10/19	$14,226	$15,980	$14,616
11/19	$14,716	$16,584	$15,068
12/19	$15,106	$17,063	$15,482
01/20	$14,681	$17,082	$15,149
02/20	$13,144	$15,686	$13,682
03/20	$10,768	$13,613	$11,344
04/20	$11,791	$15,412	$12,619
05/20	$12,181	$16,225	$13,051
06/20	$12,305	$16,584	$12,965
07/20	$12,837	$17,555	$13,477
08/20	$13,268	$18,843	$14,035
09/20	$12,837	$18,155	$13,690
10/20	$12,843	$17,717	$13,510
11/20	$14,835	$19,803	$15,327
12/20	$15,479	$20,640	$15,915
01/21	$15,402	$20,470	$15,769
02/21	$16,466	$21,064	$16,722
03/21	$17,382	$21,861	$17,706
04/21	$18,097	$23,037	$18,414
05/21	$18,534	$23,147	$18,844
06/21	$18,180	$23,727	$18,628
07/21	$18,115	$24,220	$18,777
08/21	$18,629	$24,921	$19,150
09/21	$18,103	$23,776	$18,483
10/21	$18,936	$25,426	$19,422
11/21	$18,233	$25,085	$18,737
12/21	$19,338	$26,101	$19,919
01/22	$19,350	$24,629	$19,455
02/22	$19,190	$23,953	$19,229
03/22	$19,456	$24,762	$19,772
04/22	$18,446	$22,554	$18,657
05/22	$18,948	$22,520	$19,020
06/22	$17,376	$20,634	$17,358
07/22	$18,392	$22,556	$18,509
08/22	$18,008	$21,690	$17,957
09/22	$16,371	$19,683	$16,383
10/22	$17,949	$21,261	$18,063
11/22	$19,072	$22,412	$19,191
12/22	$18,339	$21,108	$18,418
01/23	$19,320	$22,524	$19,372
02/23	$18,540	$21,988	$18,689
03/23	$18,038	$22,683	$18,603
04/23	$18,511	$22,964	$18,883
05/23	$17,459	$23,071	$18,155
06/23	$18,611	$24,629	$19,361
07/23	$19,356	$25,476	$20,042
08/23	$18,623	$25,031	$19,501
09/23	$18,020	$23,854	$18,748
10/23	$17,660	$23,278	$18,087
11/23	$19,001	$25,452	$19,451
12/23	$20,041	$26,708	$20,529
01/24	$20,006	$27,081	$20,550
02/24	$20,715	$28,543	$21,308
03/24	$21,874	$29,458	$22,373
04/24	$21,170	$28,205	$21,418
05/24	$21,956	$29,533	$22,097
06/24	$21,708	$30,510	$21,889
07/24	$22,453	$30,954	$23,008
08/24	$22,955	$31,688	$23,625
09/24	$23,150	$32,366	$23,953
10/24	$22,878	$32,139	$23,689
11/24	$24,108	$34,209	$25,202
12/24	$22,382	$33,255	$23,478
01/25	$23,410	$34,313	$24,565
02/25	$23,623	$33,713	$24,665
03/25	$23,156	$31,762	$23,980
04/25	$21,874	$31,573	$23,249
05/25	$22,624	$33,589	$24,065
06/25	$23,156	$35,290	$24,888
07/25	$23,002	$36,074	$25,031
08/25	$23,895	$36,833	$25,829
09/25	$24,054	$38,110	$26,215
10/25	$24,108	$38,932	$26,330
11/25	$24,580	$39,027	$27,030
12/25	$25,095	$39,030	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	12.12	10.15	9.64
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Value Index	15.91	11.33	10.53
Footnote	Description
Footnote(a)	The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,072,858,190
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 13,806,059
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,072,858,190
Total number of portfolio holdings	81
Management services fees (represents 0.68% of Fund average net assets)	$13,806,059
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Equity Sector Allocation

Financials	22.0%
Industrials	13.6%
Health Care	13.4%
Information Technology	12.2%
Energy	7.7%
Communication Services	7.7%
Consumer Staples	6.7%
Utilities	4.7%
Consumer Discretionary	4.6%
Materials	3.6%
Other	3.4%

Asset Categories

Common Stocks	99.6%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Alphabet, Inc., Class C	4.5%
Charles Schwab Corp. (The)	3.0%
Bank of America Corp.	3.0%
ConocoPhillips Co.	2.5%
Elevance Health, Inc.	2.4%
Chubb Ltd.	2.4%
CSX Corp.	2.3%
Amazon.com, Inc.	2.2%
Procter & Gamble Co. (The)	2.2%
MetLife, Inc.	2.0%

Material Fund Change [Text Block]
C000088775
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Victory Sycamore Established Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the consumer staples and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the real estate, health care and energy sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Franco-Nevada, a manager of gold-focused royalties; Expedia Group, a provider of online travel services; MKS Inc., a manufacturer of monitoring and measurement instruments ; BJ’s Wholesale Club, an operator of membership warehouse clubs; and Old Republic International, a holding company which engages in the business of insurance underwriting, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, industrials, health care, materials and financials sectors detracted from the Fund’s relative performance during the annual period.

Allocations | An overweight to the materials sector, an underweight to the communication services sector, and the Fund’s cash position, detracted from relative performance during the period.

Individual holdings | Fund positions in Globant, an IT service provider; Westlake Corp., a global diversified industrial company, which engages in the manufacturing and supplying of essential products; Zebra Technologies, a manufacturer of automatic identification and data capture products; and Bath & Body Works, a specialty retailer, were top detractors from relative performance during the period. No exposure to Robinhood Markets, an online retail brokerage firm, also detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – Victory Sycamore Established Value Fund Class 1 ($27,646)	Russell 3000® Index ($38,012)	Russell Midcap® Value Index ($25,421)
12/15	$10,000	$10,000	$10,000
01/16	$9,579	$9,436	$9,447
02/16	$9,638	$9,433	$9,514
03/16	$10,410	$10,097	$10,392
04/16	$10,543	$10,159	$10,615
05/16	$10,953	$10,341	$10,789
06/16	$10,964	$10,362	$10,887
07/16	$11,283	$10,774	$11,348
08/16	$11,432	$10,801	$11,324
09/16	$11,475	$10,818	$11,372
10/16	$11,161	$10,584	$11,096
11/16	$11,975	$11,058	$11,790
12/16	$12,077	$11,274	$12,000
01/17	$12,322	$11,486	$12,202
02/17	$12,700	$11,913	$12,542
03/17	$12,700	$11,921	$12,451
04/17	$12,657	$12,047	$12,475
05/17	$12,614	$12,171	$12,436
06/17	$12,726	$12,280	$12,621
07/17	$12,961	$12,512	$12,788
08/17	$12,801	$12,536	$12,549
09/17	$13,232	$12,842	$12,892
10/17	$13,440	$13,122	$12,995
11/17	$13,850	$13,521	$13,435
12/17	$13,988	$13,656	$13,601
01/18	$14,430	$14,375	$13,913
02/18	$13,930	$13,846	$13,228
03/18	$13,845	$13,568	$13,261
04/18	$13,903	$13,619	$13,326
05/18	$14,020	$14,004	$13,471
06/18	$14,180	$14,095	$13,580
07/18	$14,707	$14,563	$13,949
08/18	$14,904	$15,074	$14,139
09/18	$14,856	$15,099	$14,027
10/18	$13,743	$13,988	$13,017
11/18	$13,999	$14,268	$13,329
12/18	$12,593	$12,940	$11,930
01/19	$13,743	$14,051	$13,158
02/19	$14,239	$14,545	$13,576
03/19	$14,286	$14,757	$13,644
04/19	$14,904	$15,346	$14,094
05/19	$13,972	$14,353	$13,189
06/19	$14,947	$15,361	$14,080
07/19	$15,101	$15,590	$14,197
08/19	$14,691	$15,272	$13,696
09/19	$15,250	$15,540	$14,252
10/19	$15,357	$15,874	$14,328
11/19	$15,756	$16,478	$14,710
12/19	$16,145	$16,954	$15,158
01/20	$15,740	$16,935	$14,863
02/20	$14,196	$15,549	$13,391
03/20	$11,432	$13,410	$10,352
04/20	$12,929	$15,187	$11,734
05/20	$13,610	$15,999	$12,278
06/20	$13,759	$16,364	$12,416
07/20	$14,217	$17,294	$13,003
08/20	$14,771	$18,546	$13,518
09/20	$14,483	$17,871	$13,211
10/20	$14,611	$17,485	$13,334
11/20	$16,661	$19,613	$15,207
12/20	$17,444	$20,495	$15,910
01/21	$17,412	$20,404	$15,874
02/21	$19,148	$21,042	$17,104
03/21	$20,341	$21,796	$17,987
04/21	$21,518	$22,919	$18,857
05/21	$21,981	$23,024	$19,229
06/21	$21,459	$23,592	$19,005
07/21	$21,810	$23,991	$19,123
08/21	$22,300	$24,675	$19,532
09/21	$21,299	$23,568	$18,813
10/21	$22,268	$25,161	$19,815
11/21	$21,528	$24,778	$19,213
12/21	$23,009	$25,754	$20,419
01/22	$22,306	$24,239	$19,547
02/22	$22,444	$23,628	$19,456
03/22	$23,099	$24,395	$20,047
04/22	$22,338	$22,206	$18,856
05/22	$22,689	$22,176	$19,218
06/22	$20,479	$20,321	$17,105
07/22	$22,215	$22,227	$18,578
08/22	$21,512	$21,397	$18,009
09/22	$19,782	$19,413	$16,262
10/22	$21,912	$21,005	$17,798
11/22	$23,221	$22,102	$18,924
12/22	$22,375	$20,808	$17,962
01/23	$23,850	$22,241	$19,413
02/23	$23,349	$21,721	$18,791
03/23	$22,737	$22,302	$18,199
04/23	$22,657	$22,539	$18,201
05/23	$21,539	$22,627	$17,393
06/23	$23,211	$24,172	$18,902
07/23	$24,111	$25,039	$19,725
08/23	$23,376	$24,555	$19,027
09/23	$22,263	$23,386	$18,059
10/23	$21,496	$22,766	$17,164
11/23	$23,232	$24,888	$18,783
12/23	$24,595	$26,209	$20,246
01/24	$24,436	$26,499	$19,883
02/24	$25,463	$27,933	$20,833
03/24	$26,837	$28,835	$21,911
04/24	$25,479	$27,566	$20,765
05/24	$26,139	$28,868	$21,510
06/24	$25,724	$29,762	$21,166
07/24	$27,119	$30,315	$22,445
08/24	$27,673	$30,975	$22,868
09/24	$28,062	$31,616	$23,299
10/24	$27,380	$31,384	$23,006
11/24	$29,004	$33,471	$24,699
12/24	$27,029	$32,448	$22,892
01/25	$28,019	$33,473	$23,697
02/25	$27,476	$32,831	$23,265
03/25	$26,416	$30,916	$22,409
04/25	$25,527	$30,709	$21,853
05/25	$26,315	$32,655	$22,806
06/25	$26,826	$34,314	$23,607
07/25	$27,231	$35,070	$24,030
08/25	$27,769	$35,881	$24,751
09/25	$27,780	$37,120	$25,066
10/25	$26,832	$37,915	$24,814
11/25	$27,721	$38,019	$25,406
12/25	$27,646	$38,012	$25,421

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	2.29	9.65	10.70
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Value Index	11.05	9.83	9.78

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 393,504,408
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,387,520
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$393,504,408
Total number of portfolio holdings	73
Management services fees (represents 0.77% of Fund average net assets)	$3,387,520
Portfolio turnover for the reporting period	58%

Holdings [Text Block]

Equity Sector Allocation

Industrials	18.7%
Financials	13.0%
Consumer Discretionary	11.8%
Materials	10.1%
Information Technology	9.9%
Health Care	8.2%
Consumer Staples	7.1%
Real Estate	6.5%
Energy	5.9%
Utilities	5.6%

Asset Categories

Common Stocks	96.8%
Money Market Funds	3.2%

Largest Holdings [Text Block]

Top Holdings

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Labcorp Holdings, Inc.	1.9%
Hologic, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Expedia Group, Inc.	1.8%
Lincoln Electric Holdings, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
Keysight Technologies, Inc.	1.8%
Hartford Insurance Group, Inc. (The)	1.8%

Material Fund Change [Text Block]
C000088776
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Victory Sycamore Established Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$108	1.07%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the consumer staples and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the real estate, health care and energy sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Franco-Nevada, a manager of gold-focused royalties; Expedia Group, a provider of online travel services; MKS Inc., a manufacturer of monitoring and measurement instruments ; BJ’s Wholesale Club, an operator of membership warehouse clubs; and Old Republic International, a holding company which engages in the business of insurance underwriting, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, industrials, health care, materials and financials sectors detracted from the Fund’s relative performance during the annual period.

Allocations | An overweight to the materials sector, an underweight to the communication services sector, and the Fund’s cash position, detracted from relative performance during the period.

Individual holdings | Fund positions in Globant, an IT service provider; Westlake Corp., a global diversified industrial company, which engages in the manufacturing and supplying of essential products; Zebra Technologies, a manufacturer of automatic identification and data capture products; and Bath & Body Works, a specialty retailer, were top detractors from relative performance during the period. No exposure to Robinhood Markets, an online retail brokerage firm, also detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – Victory Sycamore Established Value Fund Class 2 ($26,971)	Russell 3000® Index ($38,012)	Russell Midcap® Value Index ($25,421)
12/15	$10,000	$10,000	$10,000
01/16	$9,579	$9,436	$9,447
02/16	$9,638	$9,433	$9,514
03/16	$10,410	$10,097	$10,392
04/16	$10,535	$10,159	$10,615
05/16	$10,945	$10,341	$10,789
06/16	$10,956	$10,362	$10,887
07/16	$11,269	$10,774	$11,348
08/16	$11,420	$10,801	$11,324
09/16	$11,458	$10,818	$11,372
10/16	$11,139	$10,584	$11,096
11/16	$11,955	$11,058	$11,790
12/16	$12,052	$11,274	$12,000
01/17	$12,289	$11,486	$12,202
02/17	$12,667	$11,913	$12,542
03/17	$12,662	$11,921	$12,451
04/17	$12,619	$12,047	$12,475
05/17	$12,576	$12,171	$12,436
06/17	$12,684	$12,280	$12,621
07/17	$12,916	$12,512	$12,788
08/17	$12,748	$12,536	$12,549
09/17	$13,175	$12,842	$12,892
10/17	$13,386	$13,122	$12,995
11/17	$13,791	$13,521	$13,435
12/17	$13,925	$13,656	$13,601
01/18	$14,363	$14,375	$13,913
02/18	$13,861	$13,846	$13,228
03/18	$13,769	$13,568	$13,261
04/18	$13,828	$13,619	$13,326
05/18	$13,936	$14,004	$13,471
06/18	$14,098	$14,095	$13,580
07/18	$14,622	$14,563	$13,949
08/18	$14,806	$15,074	$14,139
09/18	$14,757	$15,099	$14,027
10/18	$13,650	$13,988	$13,017
11/18	$13,898	$14,268	$13,329
12/18	$12,505	$12,940	$11,930
01/19	$13,639	$14,051	$13,158
02/19	$14,131	$14,545	$13,576
03/19	$14,179	$14,757	$13,644
04/19	$14,789	$15,346	$14,094
05/19	$13,855	$14,353	$13,189
06/19	$14,822	$15,361	$14,080
07/19	$14,973	$15,590	$14,197
08/19	$14,563	$15,272	$13,696
09/19	$15,113	$15,540	$14,252
10/19	$15,216	$15,874	$14,328
11/19	$15,610	$16,478	$14,710
12/19	$15,988	$16,954	$15,158
01/20	$15,589	$16,935	$14,863
02/20	$14,055	$15,549	$13,391
03/20	$11,317	$13,410	$10,352
04/20	$12,792	$15,187	$11,734
05/20	$13,461	$15,999	$12,278
06/20	$13,612	$16,364	$12,416
07/20	$14,060	$17,294	$13,003
08/20	$14,606	$18,546	$13,518
09/20	$14,314	$17,871	$13,211
10/20	$14,438	$17,485	$13,334
11/20	$16,463	$19,613	$15,207
12/20	$17,235	$20,495	$15,910
01/21	$17,198	$20,404	$15,874
02/21	$18,909	$21,042	$17,104
03/21	$20,086	$21,796	$17,987
04/21	$21,242	$22,919	$18,857
05/21	$21,695	$23,024	$19,229
06/21	$21,177	$23,592	$19,005
07/21	$21,517	$23,991	$19,123
08/21	$21,992	$24,675	$19,532
09/21	$21,004	$23,568	$18,813
10/21	$21,955	$25,161	$19,815
11/21	$21,220	$24,778	$19,213
12/21	$22,673	$25,754	$20,419
01/22	$21,976	$24,239	$19,547
02/22	$22,111	$23,628	$19,456
03/22	$22,748	$24,395	$20,047
04/22	$21,998	$22,206	$18,856
05/22	$22,338	$22,176	$19,218
06/22	$20,157	$20,321	$17,105
07/22	$21,857	$22,227	$18,578
08/22	$21,166	$21,397	$18,009
09/22	$19,455	$19,413	$16,262
10/22	$21,550	$21,005	$17,798
11/22	$22,829	$22,102	$18,924
12/22	$21,992	$20,808	$17,962
01/23	$23,440	$22,241	$19,413
02/23	$22,943	$21,721	$18,791
03/23	$22,333	$22,302	$18,199
04/23	$22,257	$22,539	$18,201
05/23	$21,156	$22,627	$17,393
06/23	$22,792	$24,172	$18,902
07/23	$23,666	$25,039	$19,725
08/23	$22,943	$24,555	$19,027
09/23	$21,841	$23,386	$18,059
10/23	$21,091	$22,766	$17,164
11/23	$22,781	$24,888	$18,783
12/23	$24,120	$26,209	$20,246
01/24	$23,958	$26,499	$19,883
02/24	$24,962	$27,933	$20,833
03/24	$26,301	$28,835	$21,911
04/24	$24,962	$27,566	$20,765
05/24	$25,605	$28,868	$21,510
06/24	$25,189	$29,762	$21,166
07/24	$26,550	$30,315	$22,445
08/24	$27,095	$30,975	$22,868
09/24	$27,468	$31,616	$23,299
10/24	$26,793	$31,384	$23,006
11/24	$28,375	$33,471	$24,699
12/24	$26,442	$32,448	$22,892
01/25	$27,403	$33,473	$23,697
02/25	$26,863	$32,831	$23,265
03/25	$25,821	$30,916	$22,409
04/25	$24,946	$30,709	$21,853
05/25	$25,713	$32,655	$22,806
06/25	$26,210	$34,314	$23,607
07/25	$26,593	$35,070	$24,030
08/25	$27,117	$35,881	$24,751
09/25	$27,117	$37,120	$25,066
10/25	$26,188	$37,915	$24,814
11/25	$27,052	$38,019	$25,406
12/25	$26,971	$38,012	$25,421

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	2.00	9.37	10.43
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Value Index	11.05	9.83	9.78

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 393,504,408
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,387,520
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$393,504,408
Total number of portfolio holdings	73
Management services fees (represents 0.77% of Fund average net assets)	$3,387,520
Portfolio turnover for the reporting period	58%

Holdings [Text Block]

Equity Sector Allocation

Industrials	18.7%
Financials	13.0%
Consumer Discretionary	11.8%
Materials	10.1%
Information Technology	9.9%
Health Care	8.2%
Consumer Staples	7.1%
Real Estate	6.5%
Energy	5.9%
Utilities	5.6%

Asset Categories

Common Stocks	96.8%
Money Market Funds	3.2%

Largest Holdings [Text Block]

Top Holdings

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Labcorp Holdings, Inc.	1.9%
Hologic, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Expedia Group, Inc.	1.8%
Lincoln Electric Holdings, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
Keysight Technologies, Inc.	1.8%
Hartford Insurance Group, Inc. (The)	1.8%

Material Fund Change [Text Block]
C000055687
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Victory Sycamore Established Value Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the consumer staples and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the real estate, health care and energy sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Franco-Nevada, a manager of gold-focused royalties; Expedia Group, a provider of online travel services; MKS Inc., a manufacturer of monitoring and measurement instruments ; BJ’s Wholesale Club, an operator of membership warehouse clubs; and Old Republic International, a holding company which engages in the business of insurance underwriting, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, industrials, health care, materials and financials sectors detracted from the Fund’s relative performance during the annual period.

Allocations | An overweight to the materials sector, an underweight to the communication services sector, and the Fund’s cash position, detracted from relative performance during the period.

Individual holdings | Fund positions in Globant, an IT service provider; Westlake Corp., a global diversified industrial company, which engages in the manufacturing and supplying of essential products; Zebra Technologies, a manufacturer of automatic identification and data capture products; and Bath & Body Works, a specialty retailer, were top detractors from relative performance during the period. No exposure to Robinhood Markets, an online retail brokerage firm, also detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – Victory Sycamore Established Value Fund Class 3 ($27,304)	Russell 3000® Index ($38,012)	Russell Midcap® Value Index ($25,421)
12/15	$10,000	$10,000	$10,000
01/16	$9,577	$9,436	$9,447
02/16	$9,636	$9,433	$9,514
03/16	$10,413	$10,097	$10,392
04/16	$10,541	$10,159	$10,615
05/16	$10,949	$10,341	$10,789
06/16	$10,959	$10,362	$10,887
07/16	$11,275	$10,774	$11,348
08/16	$11,426	$10,801	$11,324
09/16	$11,463	$10,818	$11,372
10/16	$11,147	$10,584	$11,096
11/16	$11,967	$11,058	$11,790
12/16	$12,063	$11,274	$12,000
01/17	$12,304	$11,486	$12,202
02/17	$12,685	$11,913	$12,542
03/17	$12,680	$11,921	$12,451
04/17	$12,637	$12,047	$12,475
05/17	$12,594	$12,171	$12,436
06/17	$12,706	$12,280	$12,621
07/17	$12,937	$12,512	$12,788
08/17	$12,776	$12,536	$12,549
09/17	$13,205	$12,842	$12,892
10/17	$13,414	$13,122	$12,995
11/17	$13,821	$13,521	$13,435
12/17	$13,960	$13,656	$13,601
01/18	$14,400	$14,375	$13,913
02/18	$13,896	$13,846	$13,228
03/18	$13,805	$13,568	$13,261
04/18	$13,869	$13,619	$13,326
05/18	$13,976	$14,004	$13,471
06/18	$14,137	$14,095	$13,580
07/18	$14,662	$14,563	$13,949
08/18	$14,855	$15,074	$14,139
09/18	$14,807	$15,099	$14,027
10/18	$13,698	$13,988	$13,017
11/18	$13,950	$14,268	$13,329
12/18	$12,551	$12,940	$11,930
01/19	$13,692	$14,051	$13,158
02/19	$14,185	$14,545	$13,576
03/19	$14,234	$14,757	$13,644
04/19	$14,845	$15,346	$14,094
05/19	$13,912	$14,353	$13,189
06/19	$14,887	$15,361	$14,080
07/19	$15,038	$15,590	$14,197
08/19	$14,625	$15,272	$13,696
09/19	$15,182	$15,540	$14,252
10/19	$15,284	$15,874	$14,328
11/19	$15,686	$16,478	$14,710
12/19	$16,066	$16,954	$15,158
01/20	$15,665	$16,935	$14,863
02/20	$14,126	$15,549	$13,391
03/20	$11,377	$13,410	$10,352
04/20	$12,862	$15,187	$11,734
05/20	$13,537	$15,999	$12,278
06/20	$13,687	$16,364	$12,416
07/20	$14,137	$17,294	$13,003
08/20	$14,689	$18,546	$13,518
09/20	$14,400	$17,871	$13,211
10/20	$14,523	$17,485	$13,334
11/20	$16,559	$19,613	$15,207
12/20	$17,337	$20,495	$15,910
01/21	$17,304	$20,404	$15,874
02/21	$19,030	$21,042	$17,104
03/21	$20,214	$21,796	$17,987
04/21	$21,377	$22,919	$18,857
05/21	$21,838	$23,024	$19,229
06/21	$21,318	$23,592	$19,005
07/21	$21,661	$23,991	$19,123
08/21	$22,144	$24,675	$19,532
09/21	$21,152	$23,568	$18,813
10/21	$22,111	$25,161	$19,815
11/21	$21,372	$24,778	$19,213
12/21	$22,840	$25,754	$20,419
01/22	$22,138	$24,239	$19,547
02/22	$22,278	$23,628	$19,456
03/22	$22,926	$24,395	$20,047
04/22	$22,165	$22,206	$18,856
05/22	$22,513	$22,176	$19,218
06/22	$20,316	$20,321	$17,105
07/22	$22,036	$22,227	$18,578
08/22	$21,340	$21,397	$18,009
09/22	$19,620	$19,413	$16,262
10/22	$21,731	$21,005	$17,798
11/22	$23,023	$22,102	$18,924
12/22	$22,181	$20,808	$17,962
01/23	$23,644	$22,241	$19,413
02/23	$23,146	$21,721	$18,791
03/23	$22,535	$22,302	$18,199
04/23	$22,454	$22,539	$18,201
05/23	$21,345	$22,627	$17,393
06/23	$23,001	$24,172	$18,902
07/23	$23,891	$25,039	$19,725
08/23	$23,156	$24,555	$19,027
09/23	$22,053	$23,386	$18,059
10/23	$21,292	$22,766	$17,164
11/23	$23,006	$24,888	$18,783
12/23	$24,357	$26,209	$20,246
01/24	$24,196	$26,499	$19,883
02/24	$25,209	$27,933	$20,833
03/24	$26,565	$28,835	$21,911
04/24	$25,220	$27,566	$20,765
05/24	$25,868	$28,868	$21,510
06/24	$25,456	$29,762	$21,166
07/24	$26,833	$30,315	$22,445
08/24	$27,385	$30,975	$22,868
09/24	$27,765	$31,616	$23,299
10/24	$27,085	$31,384	$23,006
11/24	$28,687	$33,471	$24,699
12/24	$26,736	$32,448	$22,892
01/25	$27,712	$33,473	$23,697
02/25	$27,170	$32,831	$23,265
03/25	$26,115	$30,916	$22,409
04/25	$25,236	$30,709	$21,853
05/25	$26,008	$32,655	$22,806
06/25	$26,517	$34,314	$23,607
07/25	$26,908	$35,070	$24,030
08/25	$27,444	$35,881	$24,751
09/25	$27,449	$37,120	$25,066
10/25	$26,511	$37,915	$24,814
11/25	$27,385	$38,019	$25,406
12/25	$27,304	$38,012	$25,421

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	2.12	9.51	10.57
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Value Index	11.05	9.83	9.78

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 393,504,408
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,387,520
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$393,504,408
Total number of portfolio holdings	73
Management services fees (represents 0.77% of Fund average net assets)	$3,387,520
Portfolio turnover for the reporting period	58%

Holdings [Text Block]

Equity Sector Allocation

Industrials	18.7%
Financials	13.0%
Consumer Discretionary	11.8%
Materials	10.1%
Information Technology	9.9%
Health Care	8.2%
Consumer Staples	7.1%
Real Estate	6.5%
Energy	5.9%
Utilities	5.6%

Asset Categories

Common Stocks	96.8%
Money Market Funds	3.2%

Largest Holdings [Text Block]

Top Holdings

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Labcorp Holdings, Inc.	1.9%
Hologic, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Expedia Group, Inc.	1.8%
Lincoln Electric Holdings, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
Keysight Technologies, Inc.	1.8%
Hartford Insurance Group, Inc. (The)	1.8%

Material Fund Change [Text Block]
C000087802
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Wellington Large Cap Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – Wellington Large Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the communication services, health care, financials, consumer discretionary and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweights to the information technology and utilities sectors and underweights to the consumer staples and consumer discretionary sectors positively impacted relative performance.

Individual holdings | Positions in Alphabet, a diversified internet technology company; Progressive, a provider of personal and commercial insurance; Micron Technologies, a provider of memory and storage solutions; Cigna, a global health services company; and McKesson, a health care services company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, consumer staples and energy sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the industrials and communication services sectors, as well as holding cash, detracted from relative performance.

Individual holdings | Fund positions in Philip Morris, a tobacco and smoke-free products provider; Unilever, a consumer goods provider; Roper Technology, a diversified packaged software company; Intercontinental Exchange, a provider of financial market infrastructure, data services and technology solutions; and Keurig Dr Pepper, a non-alcoholic beverages company, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – Wellington Large Cap Value Fund Class 1 ($27,663)	Russell 1000® Index ($39,030)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000
01/16	$9,592	$9,462	$9,483
02/16	$9,608	$9,459	$9,481
03/16	$10,220	$10,117	$10,164
04/16	$10,473	$10,172	$10,377
05/16	$10,650	$10,351	$10,539
06/16	$10,672	$10,374	$10,630
07/16	$10,994	$10,769	$10,938
08/16	$11,059	$10,783	$11,023
09/16	$10,919	$10,792	$11,000
10/16	$10,715	$10,582	$10,829
11/16	$11,231	$10,999	$11,448
12/16	$11,402	$11,205	$11,734
01/17	$11,537	$11,431	$11,818
02/17	$11,999	$11,873	$12,242
03/17	$11,945	$11,881	$12,118
04/17	$11,988	$12,006	$12,095
05/17	$12,149	$12,160	$12,083
06/17	$12,434	$12,244	$12,281
07/17	$12,499	$12,487	$12,444
08/17	$12,418	$12,526	$12,299
09/17	$12,773	$12,793	$12,663
10/17	$12,929	$13,086	$12,755
11/17	$13,251	$13,485	$13,146
12/17	$13,412	$13,636	$13,337
01/18	$14,046	$14,384	$13,853
02/18	$13,375	$13,856	$13,192
03/18	$12,998	$13,541	$12,960
04/18	$12,880	$13,587	$13,002
05/18	$12,875	$13,934	$13,080
06/18	$12,918	$14,024	$13,112
07/18	$13,563	$14,508	$13,631
08/18	$13,611	$15,008	$13,832
09/18	$13,654	$15,065	$13,860
10/18	$12,982	$13,999	$13,142
11/18	$13,434	$14,284	$13,534
12/18	$12,069	$12,983	$12,235
01/19	$13,025	$14,071	$13,187
02/19	$13,509	$14,548	$13,608
03/19	$13,616	$14,801	$13,695
04/19	$14,186	$15,399	$14,181
05/19	$13,423	$14,417	$13,269
06/19	$14,299	$15,430	$14,221
07/19	$14,567	$15,669	$14,339
08/19	$14,288	$15,382	$13,918
09/19	$14,637	$15,649	$14,414
10/19	$14,761	$15,980	$14,616
11/19	$15,245	$16,584	$15,068
12/19	$15,669	$17,063	$15,482
01/20	$15,416	$17,082	$15,149
02/20	$13,976	$15,686	$13,682
03/20	$11,897	$13,613	$11,344
04/20	$13,197	$15,412	$12,619
05/20	$13,702	$16,225	$13,051
06/20	$13,622	$16,584	$12,965
07/20	$14,159	$17,555	$13,477
08/20	$14,686	$18,843	$14,035
09/20	$14,417	$18,155	$13,690
10/20	$14,132	$17,717	$13,510
11/20	$15,776	$19,803	$15,327
12/20	$16,228	$20,640	$15,915
01/21	$15,932	$20,470	$15,769
02/21	$16,556	$21,064	$16,722
03/21	$17,636	$21,861	$17,706
04/21	$18,420	$23,037	$18,414
05/21	$18,888	$23,147	$18,844
06/21	$18,635	$23,727	$18,628
07/21	$19,076	$24,220	$18,777
08/21	$19,554	$24,921	$19,150
09/21	$18,753	$23,776	$18,483
10/21	$19,807	$25,426	$19,422
11/21	$19,210	$25,085	$18,737
12/21	$20,355	$26,101	$19,919
01/22	$19,667	$24,629	$19,455
02/22	$19,119	$23,953	$19,229
03/22	$19,602	$24,762	$19,772
04/22	$18,544	$22,554	$18,657
05/22	$19,103	$22,520	$19,020
06/22	$17,652	$20,634	$17,358
07/22	$18,775	$22,556	$18,509
08/22	$18,281	$21,690	$17,957
09/22	$16,840	$19,683	$16,383
10/22	$18,495	$21,261	$18,063
11/22	$19,753	$22,412	$19,191
12/22	$19,113	$21,108	$18,418
01/23	$19,683	$22,524	$19,372
02/23	$18,909	$21,988	$18,689
03/23	$18,845	$22,683	$18,603
04/23	$19,173	$22,964	$18,883
05/23	$18,409	$23,071	$18,155
06/23	$19,506	$24,629	$19,361
07/23	$20,011	$25,476	$20,042
08/23	$19,570	$25,031	$19,501
09/23	$18,872	$23,854	$18,748
10/23	$18,517	$23,278	$18,087
11/23	$19,715	$25,452	$19,451
12/23	$20,650	$26,708	$20,529
01/24	$20,768	$27,081	$20,550
02/24	$21,494	$28,543	$21,308
03/24	$22,461	$29,458	$22,373
04/24	$21,612	$28,205	$21,418
05/24	$22,241	$29,533	$22,097
06/24	$21,983	$30,510	$21,889
07/24	$23,138	$30,954	$23,008
08/24	$23,880	$31,688	$23,625
09/24	$23,821	$32,366	$23,953
10/24	$23,498	$32,139	$23,689
11/24	$24,637	$34,209	$25,202
12/24	$23,068	$33,255	$23,478
01/25	$24,025	$34,313	$24,565
02/25	$24,481	$33,713	$24,665
03/25	$23,971	$31,762	$23,980
04/25	$23,337	$31,573	$23,249
05/25	$24,089	$33,589	$24,065
06/25	$24,944	$35,290	$24,888
07/25	$24,621	$36,074	$25,031
08/25	$25,572	$36,833	$25,829
09/25	$26,239	$38,110	$26,215
10/25	$26,695	$38,932	$26,330
11/25	$27,378	$39,027	$27,030
12/25	$27,663	$39,030	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	19.92	11.26	10.71
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Value Index	15.91	11.33	10.53
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2025 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2025 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,029,534,807
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 7,174,242
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,029,534,807
Total number of portfolio holdings	70
Management services fees (represents 0.71% of Fund average net assets)	$7,174,242
Portfolio turnover for the reporting period	119%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	18.9%
Financials	18.8%
Health Care	13.4%
Industrials	11.8%
Communication Services	8.5%
Consumer Staples	6.8%
Consumer Discretionary	6.1%
Energy	5.5%
Utilities	4.4%
Real Estate	3.0%
Other	2.3%

Asset Categories

Common Stocks	99.5%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Alphabet, Inc., Class A	6.0%
Microsoft Corp.	3.7%
Cisco Systems, Inc.	2.8%
Bank of America Corp.	2.6%
QUALCOMM, Inc.	2.5%
Philip Morris International, Inc.	2.3%
NXP Semiconductors NV	2.3%
S&P Global, Inc.	2.2%
Wells Fargo & Co.	2.1%
Merck & Co., Inc.	2.1%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective May 1, 2025 (the Effective Date), the Fund changed its name from CTIVP® - MFS® Value Fund to CTIVP® - Wellington Large Cap Value Fund. Also, as of the Effective Date, Massachusetts Financial Services Company no longer serves as subadviser to the Fund and Wellington Management Company LLP (Wellington) assumed day-to-day management of the Fund’s portfolio. Accordingly, on the Effective Date, the Fund’s principal investment strategies and principal risks were revised to reflect Wellington’s investment strategy and process.

Material Fund Change Name [Text Block]	Effective May 1, 2025 (the Effective Date), the Fund changed its name from CTIVP® - MFS® Value Fund to CTIVP® - Wellington Large Cap Value Fund.
Material Fund Change Strategies [Text Block]	Accordingly, on the Effective Date, the Fund’s principal investment strategies and principal risks were revised to reflect Wellington’s investment strategy and process.
Material Fund Change Adviser [Text Block]	Also, as of the Effective Date, Massachusetts Financial Services Company no longer serves as subadviser to the Fund and Wellington Management Company LLP (Wellington) assumed day-to-day management of the Fund’s portfolio.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087803
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Wellington Large Cap Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – Wellington Large Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the communication services, health care, financials, consumer discretionary and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweights to the information technology and utilities sectors and underweights to the consumer staples and consumer discretionary sectors positively impacted relative performance.

Individual holdings | Positions in Alphabet, a diversified internet technology company; Progressive, a provider of personal and commercial insurance; Micron Technologies, a provider of memory and storage solutions; Cigna, a global health services company; and McKesson, a health care services company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, consumer staples and energy sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the industrials and communication services sectors, as well as holding cash, detracted from relative performance.

Individual holdings | Fund positions in Philip Morris, a tobacco and smoke-free products provider; Unilever, a consumer goods provider; Roper Technology, a diversified packaged software company; Intercontinental Exchange, a provider of financial market infrastructure, data services and technology solutions; and Keurig Dr Pepper, a non-alcoholic beverages company, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – Wellington Large Cap Value Fund Class 2 ($26,977)	Russell 1000® Index ($39,030)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000
01/16	$9,586	$9,462	$9,483
02/16	$9,602	$9,459	$9,481
03/16	$10,212	$10,117	$10,164
04/16	$10,463	$10,172	$10,377
05/16	$10,637	$10,351	$10,539
06/16	$10,659	$10,374	$10,630
07/16	$10,975	$10,769	$10,938
08/16	$11,040	$10,783	$11,023
09/16	$10,899	$10,792	$11,000
10/16	$10,692	$10,582	$10,829
11/16	$11,204	$10,999	$11,448
12/16	$11,373	$11,205	$11,734
01/17	$11,503	$11,431	$11,818
02/17	$11,961	$11,873	$12,242
03/17	$11,906	$11,881	$12,118
04/17	$11,944	$12,006	$12,095
05/17	$12,108	$12,160	$12,083
06/17	$12,386	$12,244	$12,281
07/17	$12,451	$12,487	$12,444
08/17	$12,364	$12,526	$12,299
09/17	$12,718	$12,793	$12,663
10/17	$12,870	$13,086	$12,755
11/17	$13,186	$13,485	$13,146
12/17	$13,344	$13,636	$13,337
01/18	$13,976	$14,384	$13,853
02/18	$13,301	$13,856	$13,192
03/18	$12,925	$13,541	$12,960
04/18	$12,805	$13,587	$13,002
05/18	$12,800	$13,934	$13,080
06/18	$12,838	$14,024	$13,112
07/18	$13,475	$14,508	$13,631
08/18	$13,524	$15,008	$13,832
09/18	$13,557	$15,065	$13,860
10/18	$12,892	$13,999	$13,142
11/18	$13,339	$14,284	$13,534
12/18	$11,977	$12,983	$12,235
01/19	$12,925	$14,071	$13,187
02/19	$13,399	$14,548	$13,608
03/19	$13,508	$14,801	$13,695
04/19	$14,069	$15,399	$14,181
05/19	$13,312	$14,417	$13,269
06/19	$14,172	$15,430	$14,221
07/19	$14,439	$15,669	$14,339
08/19	$14,156	$15,382	$13,918
09/19	$14,504	$15,649	$14,414
10/19	$14,619	$15,980	$14,616
11/19	$15,093	$16,584	$15,068
12/19	$15,512	$17,063	$15,482
01/20	$15,256	$17,082	$15,149
02/20	$13,834	$15,686	$13,682
03/20	$11,770	$13,613	$11,344
04/20	$13,056	$15,412	$12,619
05/20	$13,551	$16,225	$13,051
06/20	$13,469	$16,584	$12,965
07/20	$13,998	$17,555	$13,477
08/20	$14,515	$18,843	$14,035
09/20	$14,243	$18,155	$13,690
10/20	$13,960	$17,717	$13,510
11/20	$15,583	$19,803	$15,327
12/20	$16,029	$20,640	$15,915
01/21	$15,730	$20,470	$15,769
02/21	$16,340	$21,064	$16,722
03/21	$17,407	$21,861	$17,706
04/21	$18,175	$23,037	$18,414
05/21	$18,633	$23,147	$18,844
06/21	$18,382	$23,727	$18,628
07/21	$18,807	$24,220	$18,777
08/21	$19,281	$24,921	$19,150
09/21	$18,486	$23,776	$18,483
10/21	$19,521	$25,426	$19,422
11/21	$18,927	$25,085	$18,737
12/21	$20,054	$26,101	$19,919
01/22	$19,368	$24,629	$19,455
02/22	$18,824	$23,953	$19,229
03/22	$19,297	$24,762	$19,772
04/22	$18,257	$22,554	$18,657
05/22	$18,802	$22,520	$19,020
06/22	$17,369	$20,634	$17,358
07/22	$18,469	$22,556	$18,509
08/22	$17,979	$21,690	$17,957
09/22	$16,558	$19,683	$16,383
10/22	$18,181	$21,261	$18,063
11/22	$19,412	$22,412	$19,191
12/22	$18,780	$21,108	$18,418
01/23	$19,336	$22,524	$19,372
02/23	$18,573	$21,988	$18,689
03/23	$18,508	$22,683	$18,603
04/23	$18,824	$22,964	$18,883
05/23	$18,072	$23,071	$18,155
06/23	$19,145	$24,629	$19,361
07/23	$19,635	$25,476	$20,042
08/23	$19,199	$25,031	$19,501
09/23	$18,513	$23,854	$18,748
10/23	$18,159	$23,278	$18,087
11/23	$19,330	$25,452	$19,451
12/23	$20,240	$26,708	$20,529
01/24	$20,354	$27,081	$20,550
02/24	$21,062	$28,543	$21,308
03/24	$22,004	$29,458	$22,373
04/24	$21,166	$28,205	$21,418
05/24	$21,781	$29,533	$22,097
06/24	$21,520	$30,510	$21,889
07/24	$22,647	$30,954	$23,008
08/24	$23,366	$31,688	$23,625
09/24	$23,306	$32,366	$23,953
10/24	$22,979	$32,139	$23,689
11/24	$24,090	$34,209	$25,202
12/24	$22,554	$33,255	$23,478
01/25	$23,480	$34,313	$24,565
02/25	$23,927	$33,713	$24,665
03/25	$23,420	$31,762	$23,980
04/25	$22,794	$31,573	$23,249
05/25	$23,529	$33,589	$24,065
06/25	$24,357	$35,290	$24,888
07/25	$24,036	$36,074	$25,031
08/25	$24,962	$36,833	$25,829
09/25	$25,610	$38,110	$26,215
10/25	$26,046	$38,932	$26,330
11/25	$26,710	$39,027	$27,030
12/25	$26,977	$39,030	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	19.61	10.97	10.43
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Value Index	15.91	11.33	10.53
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2025 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2025 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,029,534,807
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 7,174,242
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,029,534,807
Total number of portfolio holdings	70
Management services fees (represents 0.71% of Fund average net assets)	$7,174,242
Portfolio turnover for the reporting period	119%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	18.9%
Financials	18.8%
Health Care	13.4%
Industrials	11.8%
Communication Services	8.5%
Consumer Staples	6.8%
Consumer Discretionary	6.1%
Energy	5.5%
Utilities	4.4%
Real Estate	3.0%
Other	2.3%

Asset Categories

Common Stocks	99.5%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Alphabet, Inc., Class A	6.0%
Microsoft Corp.	3.7%
Cisco Systems, Inc.	2.8%
Bank of America Corp.	2.6%
QUALCOMM, Inc.	2.5%
Philip Morris International, Inc.	2.3%
NXP Semiconductors NV	2.3%
S&P Global, Inc.	2.2%
Wells Fargo & Co.	2.1%
Merck & Co., Inc.	2.1%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective May 1, 2025 (the Effective Date), the Fund changed its name from CTIVP® - MFS® Value Fund to CTIVP® - Wellington Large Cap Value Fund. Also, as of the Effective Date, Massachusetts Financial Services Company no longer serves as subadviser to the Fund and Wellington Management Company LLP (Wellington) assumed day-to-day management of the Fund’s portfolio. Accordingly, on the Effective Date, the Fund’s principal investment strategies and principal risks were revised to reflect Wellington’s investment strategy and process.

Material Fund Change Name [Text Block]	Effective May 1, 2025 (the Effective Date), the Fund changed its name from CTIVP® - MFS® Value Fund to CTIVP® - Wellington Large Cap Value Fund.
Material Fund Change Strategies [Text Block]	Accordingly, on the Effective Date, the Fund’s principal investment strategies and principal risks were revised to reflect Wellington’s investment strategy and process.
Material Fund Change Adviser [Text Block]	Also, as of the Effective Date, Massachusetts Financial Services Company no longer serves as subadviser to the Fund and Wellington Management Company LLP (Wellington) assumed day-to-day management of the Fund’s portfolio.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087800
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Westfield Mid Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – Westfield Mid Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the industrials, financials and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight to the consumer staples sector, and overweights to the health care and materials sectors, buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Tapestry, a provider of luxury accessories and lifestyle brands; Howmet Aerospace, a manufacturer of lightweight metal products; Ascendis Pharma, a biopharmaceutical company; Coherent, a manufacturer of opto-electronic devices; and MongoDB, a database platform developer, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, health care and communication services sectors detracted from the Fund’s relative performance during the annual period.

Allocations | The Fund’s cash position, an underweight to the utilities sector, and an overweight to the financials sector, detracted from relative performance during the period.

Individual holdings | Fund positions in Globant, an IT service provider; and Atlassian, a collaboration and productivity software provider, were top detractors from the Fund’s relative performance during the period. Relative underweights to Palantir, a software platform provider; Cloudflare, an IT services provider; and no exposure to Carvana, an e-commerce platform dedicated to buying and selling used cars, also detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – Westfield Mid Cap Growth Fund Class 1 ($31,551)	Russell 3000® Index ($38,012)	Russell Midcap® Growth Index ($32,448)
12/15	$10,000	$10,000	$10,000
01/16	$9,325	$9,436	$9,243
02/16	$9,249	$9,433	$9,388
03/16	$9,929	$10,097	$10,058
04/16	$9,897	$10,159	$10,052
05/16	$10,114	$10,341	$10,217
06/16	$10,044	$10,362	$10,215
07/16	$10,424	$10,774	$10,721
08/16	$10,229	$10,801	$10,689
09/16	$10,288	$10,818	$10,684
10/16	$10,011	$10,584	$10,250
11/16	$10,337	$11,058	$10,696
12/16	$10,370	$11,274	$10,733
01/17	$10,762	$11,486	$11,091
02/17	$11,115	$11,913	$11,410
03/17	$11,235	$11,921	$11,473
04/17	$11,398	$12,047	$11,643
05/17	$11,518	$12,171	$11,921
06/17	$11,551	$12,280	$11,956
07/17	$11,692	$12,512	$12,156
08/17	$11,823	$12,536	$12,242
09/17	$12,095	$12,842	$12,588
10/17	$12,361	$13,122	$12,940
11/17	$12,688	$13,521	$13,373
12/17	$12,748	$13,656	$13,445
01/18	$13,531	$14,375	$14,206
02/18	$13,052	$13,846	$13,760
03/18	$13,177	$13,568	$13,737
04/18	$13,373	$13,619	$13,607
05/18	$13,917	$14,004	$14,116
06/18	$13,808	$14,095	$14,171
07/18	$14,244	$14,563	$14,475
08/18	$14,603	$15,074	$15,309
09/18	$14,619	$15,099	$15,244
10/18	$13,292	$13,988	$13,735
11/18	$13,596	$14,268	$14,084
12/18	$12,318	$12,940	$12,806
01/19	$13,624	$14,051	$14,278
02/19	$14,565	$14,545	$15,115
03/19	$14,935	$14,757	$15,319
04/19	$15,653	$15,346	$16,008
05/19	$14,695	$14,353	$15,087
06/19	$15,740	$15,361	$16,146
07/19	$16,099	$15,590	$16,523
08/19	$15,773	$15,272	$16,222
09/19	$15,729	$15,540	$16,038
10/19	$16,012	$15,874	$16,335
11/19	$17,002	$16,478	$17,148
12/19	$17,508	$16,954	$17,348
01/20	$17,878	$16,935	$17,511
02/20	$16,746	$15,549	$16,303
03/20	$13,662	$13,410	$13,872
04/20	$15,598	$15,187	$16,044
05/20	$17,345	$15,999	$17,656
06/20	$17,410	$16,364	$18,070
07/20	$18,466	$17,294	$19,513
08/20	$18,863	$18,546	$20,044
09/20	$18,662	$17,871	$19,763
10/20	$18,482	$17,485	$19,788
11/20	$21,159	$19,613	$22,445
12/20	$22,323	$20,495	$23,522
01/21	$21,692	$20,404	$23,444
02/21	$22,622	$21,042	$23,844
03/21	$22,263	$21,796	$23,389
04/21	$23,836	$22,919	$24,703
05/21	$23,667	$23,024	$24,326
06/21	$24,429	$23,592	$25,979
07/21	$24,886	$23,991	$26,246
08/21	$25,740	$24,675	$27,094
09/21	$24,820	$23,568	$25,781
10/21	$25,936	$25,161	$27,589
11/21	$25,277	$24,778	$26,423
12/21	$26,056	$25,754	$26,516
01/22	$23,390	$24,239	$23,094
02/22	$23,221	$23,628	$22,814
03/22	$24,037	$24,395	$23,180
04/22	$21,627	$22,206	$20,570
05/22	$20,560	$22,176	$19,774
06/22	$18,645	$20,321	$18,296
07/22	$20,609	$22,227	$20,535
08/22	$19,951	$21,397	$19,862
09/22	$18,150	$19,413	$18,176
10/22	$19,859	$21,005	$19,605
11/22	$20,528	$22,102	$20,671
12/22	$19,385	$20,808	$19,431
01/23	$21,072	$22,241	$21,126
02/23	$20,800	$21,721	$20,918
03/23	$20,979	$22,302	$21,206
04/23	$20,550	$22,539	$20,899
05/23	$20,740	$22,627	$20,912
06/23	$22,557	$24,172	$22,528
07/23	$23,101	$25,039	$23,210
08/23	$22,443	$24,555	$22,444
09/23	$21,382	$23,386	$21,351
10/23	$20,180	$22,766	$20,262
11/23	$22,552	$24,888	$22,733
12/23	$24,325	$26,209	$24,457
01/24	$24,271	$26,499	$24,325
02/24	$26,045	$27,933	$26,154
03/24	$26,806	$28,835	$26,779
04/24	$25,190	$27,566	$25,224
05/24	$24,810	$28,868	$25,493
06/24	$24,799	$29,762	$25,919
07/24	$24,663	$30,315	$26,076
08/24	$25,566	$30,975	$26,724
09/24	$26,295	$31,616	$27,614
10/24	$26,616	$31,384	$28,097
11/24	$30,305	$33,471	$31,842
12/24	$28,580	$32,448	$29,863
01/25	$30,588	$33,473	$31,768
02/25	$28,591	$32,831	$29,958
03/25	$25,816	$30,916	$27,736
04/25	$27,084	$30,709	$28,668
05/25	$29,516	$32,655	$31,416
06/25	$31,251	$34,314	$32,785
07/25	$31,893	$35,070	$33,451
08/25	$31,812	$35,881	$33,785
09/25	$32,367	$37,120	$33,696
10/25	$32,916	$37,915	$33,602
11/25	$31,790	$38,019	$32,889
12/25	$31,551	$38,012	$32,448

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	10.40	7.16	12.18
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 253,713,089
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 2,405,285
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$253,713,089
Total number of portfolio holdings	56
Management services fees (represents 0.81% of Fund average net assets)	$2,405,285
Portfolio turnover for the reporting period	80%

Holdings [Text Block]

Equity Sector Allocation

Industrials	27.5%
Consumer Discretionary	17.5%
Information Technology	17.0%
Health Care	15.6%
Financials	12.6%
Communication Services	3.3%
Utilities	2.2%
Energy	2.0%
Materials	1.6%

Asset Categories

Common Stocks	99.3%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Vertiv Holdings Co.	5.6%
Howmet Aerospace, Inc.	5.5%
Axon Enterprise, Inc.	3.8%
Ascendis Pharma A/S ADR	3.4%
Ares Management Corp., Class A	2.7%
Tapestry, Inc.	2.6%
Royal Caribbean Cruises Ltd.	2.5%
Live Nation Entertainment, Inc.	2.5%
MSCI, Inc.	2.5%
AutoZone, Inc.	2.4%

Material Fund Change [Text Block]
C000087801
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Westfield Mid Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – Westfield Mid Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$112	1.07%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the industrials, financials and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight to the consumer staples sector, and overweights to the health care and materials sectors, buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Tapestry, a provider of luxury accessories and lifestyle brands; Howmet Aerospace, a manufacturer of lightweight metal products; Ascendis Pharma, a biopharmaceutical company; Coherent, a manufacturer of opto-electronic devices; and MongoDB, a database platform developer, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, health care and communication services sectors detracted from the Fund’s relative performance during the annual period.

Allocations | The Fund’s cash position, an underweight to the utilities sector, and an overweight to the financials sector, detracted from relative performance during the period.

Individual holdings | Fund positions in Globant, an IT service provider; and Atlassian, a collaboration and productivity software provider, were top detractors from the Fund’s relative performance during the period. Relative underweights to Palantir, a software platform provider; Cloudflare, an IT services provider; and no exposure to Carvana, an e-commerce platform dedicated to buying and selling used cars, also detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – Westfield Mid Cap Growth Fund Class 2 ($30,773)	Russell 3000® Index ($38,012)	Russell Midcap® Growth Index ($32,448)
12/15	$10,000	$10,000	$10,000
01/16	$9,320	$9,436	$9,243
02/16	$9,243	$9,433	$9,388
03/16	$9,923	$10,097	$10,058
04/16	$9,889	$10,159	$10,052
05/16	$10,105	$10,341	$10,217
06/16	$10,028	$10,362	$10,215
07/16	$10,414	$10,774	$10,721
08/16	$10,210	$10,801	$10,689
09/16	$10,271	$10,818	$10,684
10/16	$9,994	$10,584	$10,250
11/16	$10,315	$11,058	$10,696
12/16	$10,343	$11,274	$10,733
01/17	$10,735	$11,486	$11,091
02/17	$11,083	$11,913	$11,410
03/17	$11,199	$11,921	$11,473
04/17	$11,359	$12,047	$11,643
05/17	$11,475	$12,171	$11,921
06/17	$11,508	$12,280	$11,956
07/17	$11,646	$12,512	$12,156
08/17	$11,773	$12,536	$12,242
09/17	$12,039	$12,842	$12,588
10/17	$12,304	$13,122	$12,940
11/17	$12,624	$13,521	$13,373
12/17	$12,685	$13,656	$13,445
01/18	$13,464	$14,375	$14,206
02/18	$12,983	$13,846	$13,760
03/18	$13,105	$13,568	$13,737
04/18	$13,298	$13,619	$13,607
05/18	$13,834	$14,004	$14,116
06/18	$13,724	$14,095	$14,171
07/18	$14,149	$14,563	$14,475
08/18	$14,503	$15,074	$15,309
09/18	$14,519	$15,099	$15,244
10/18	$13,199	$13,988	$13,735
11/18	$13,497	$14,268	$14,084
12/18	$12,227	$12,940	$12,806
01/19	$13,519	$14,051	$14,278
02/19	$14,448	$14,545	$15,115
03/19	$14,812	$14,757	$15,319
04/19	$15,525	$15,346	$16,008
05/19	$14,569	$14,353	$15,087
06/19	$15,602	$15,361	$16,146
07/19	$15,956	$15,590	$16,523
08/19	$15,630	$15,272	$16,222
09/19	$15,580	$15,540	$16,038
10/19	$15,862	$15,874	$16,335
11/19	$16,840	$16,478	$17,148
12/19	$17,337	$16,954	$17,348
01/20	$17,696	$16,935	$17,511
02/20	$16,575	$15,549	$16,303
03/20	$13,519	$13,410	$13,872
04/20	$15,431	$15,187	$16,044
05/20	$17,155	$15,999	$17,656
06/20	$17,221	$16,364	$18,070
07/20	$18,260	$17,294	$19,513
08/20	$18,646	$18,546	$20,044
09/20	$18,442	$17,871	$19,763
10/20	$18,265	$17,485	$19,788
11/20	$20,901	$19,613	$22,445
12/20	$22,050	$20,495	$23,522
01/21	$21,420	$20,404	$23,444
02/21	$22,331	$21,042	$23,844
03/21	$21,972	$21,796	$23,389
04/21	$23,519	$22,919	$24,703
05/21	$23,348	$23,024	$24,326
06/21	$24,094	$23,592	$25,979
07/21	$24,541	$23,991	$26,246
08/21	$25,376	$24,675	$27,094
09/21	$24,464	$23,568	$25,781
10/21	$25,564	$25,161	$27,589
11/21	$24,906	$24,778	$26,423
12/21	$25,668	$25,754	$26,516
01/22	$23,039	$24,239	$23,094
02/22	$22,867	$23,628	$22,814
03/22	$23,669	$24,395	$23,180
04/22	$21,287	$22,206	$20,570
05/22	$20,232	$22,176	$19,774
06/22	$18,343	$20,321	$18,296
07/22	$20,271	$22,227	$20,535
08/22	$19,624	$21,397	$19,862
09/22	$17,845	$19,413	$18,176
10/22	$19,519	$21,005	$19,605
11/22	$20,177	$22,102	$20,671
12/22	$19,050	$20,808	$19,431
01/23	$20,702	$22,241	$21,126
02/23	$20,431	$21,721	$20,918
03/23	$20,602	$22,302	$21,206
04/23	$20,177	$22,539	$20,899
05/23	$20,359	$22,627	$20,912
06/23	$22,138	$24,172	$22,528
07/23	$22,669	$25,039	$23,210
08/23	$22,017	$24,555	$22,444
09/23	$20,972	$23,386	$21,351
10/23	$19,790	$22,766	$20,262
11/23	$22,110	$24,888	$22,733
12/23	$23,845	$26,209	$24,457
01/24	$23,790	$26,499	$24,325
02/24	$25,519	$27,933	$26,154
03/24	$26,260	$28,835	$26,779
04/24	$24,674	$27,566	$25,224
05/24	$24,298	$28,868	$25,493
06/24	$24,276	$29,762	$25,919
07/24	$24,144	$30,315	$26,076
08/24	$25,017	$30,975	$26,724
09/24	$25,729	$31,616	$27,614
10/24	$26,033	$31,384	$28,097
11/24	$29,635	$33,471	$31,842
12/24	$27,945	$32,448	$29,863
01/25	$29,901	$33,473	$31,768
02/25	$27,945	$32,831	$29,958
03/25	$25,227	$30,916	$27,736
04/25	$26,459	$30,709	$28,668
05/25	$28,829	$32,655	$31,416
06/25	$30,519	$34,314	$32,785
07/25	$31,138	$35,070	$33,451
08/25	$31,055	$35,881	$33,785
09/25	$31,586	$37,120	$33,696
10/25	$32,116	$37,915	$33,602
11/25	$31,011	$38,019	$32,889
12/25	$30,773	$38,012	$32,448

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	10.12	6.89	11.90
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to September 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 253,713,089
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 2,405,285
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$253,713,089
Total number of portfolio holdings	56
Management services fees (represents 0.81% of Fund average net assets)	$2,405,285
Portfolio turnover for the reporting period	80%

Holdings [Text Block]

Equity Sector Allocation

Industrials	27.5%
Consumer Discretionary	17.5%
Information Technology	17.0%
Health Care	15.6%
Financials	12.6%
Communication Services	3.3%
Utilities	2.2%
Energy	2.0%
Materials	1.6%

Asset Categories

Common Stocks	99.3%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Vertiv Holdings Co.	5.6%
Howmet Aerospace, Inc.	5.5%
Axon Enterprise, Inc.	3.8%
Ascendis Pharma A/S ADR	3.4%
Ares Management Corp., Class A	2.7%
Tapestry, Inc.	2.6%
Royal Caribbean Cruises Ltd.	2.5%
Live Nation Entertainment, Inc.	2.5%
MSCI, Inc.	2.5%
AutoZone, Inc.	2.4%

Material Fund Change [Text Block]
C000087794
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Westfield Select Large Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – Westfield Select Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the industrials, health care and financials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the consumer staples and consumer discretionary sectors and an overweight to the health care sector positively impacted the Fund’s relative performance.

Individual holdings | Positions in Ascendis Pharma, a biopharmaceutical company; GE Vernova, a provider of power industry products; Comfort Systems, a provider of mechanical and electrical contracting services; Bloom Energy, a provider of solid oxide fuel-cell based power generation platforms; and Coherent Corp., a semiconductor and semiconductor services company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, consumer discretionary, materials and communication services sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Holding cash, an underweight to the information technology sector and an overweight to the materials sector detracted from relative performance.

Individual holdings | Positions in ServiceNow, a workflow automation platform provider; Salesforce, a provider of software for customer relationship management; Vertiv, a diversified provider of digital infrastructure technology and power and thermal management products; and Commvault Systems, a provider of software for data protection and information management applications, were among the top relative detractors from the Fund’s relative performance. An underweight to Palantir, a provider of software systems that serve as central operating systems, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – Westfield Select Large Cap Growth Fund Class 1 ($34,892)	Russell 1000® Index ($39,030)	Russell 1000® Growth Index ($52,906)
12/15	$10,000	$10,000	$10,000
01/16	$9,280	$9,462	$9,442
02/16	$9,189	$9,459	$9,438
03/16	$9,839	$10,117	$10,074
04/16	$9,859	$10,172	$9,982
05/16	$9,924	$10,351	$10,176
06/16	$10,020	$10,374	$10,136
07/16	$10,519	$10,769	$10,615
08/16	$10,579	$10,783	$10,562
09/16	$10,665	$10,792	$10,600
10/16	$10,463	$10,582	$10,351
11/16	$10,469	$10,999	$10,577
12/16	$10,327	$11,205	$10,708
01/17	$10,811	$11,431	$11,068
02/17	$11,123	$11,873	$11,528
03/17	$11,300	$11,881	$11,662
04/17	$11,763	$12,006	$11,928
05/17	$12,166	$12,160	$12,238
06/17	$12,020	$12,244	$12,206
07/17	$12,358	$12,487	$12,531
08/17	$12,489	$12,526	$12,760
09/17	$12,489	$12,793	$12,926
10/17	$13,063	$13,086	$13,427
11/17	$13,486	$13,485	$13,835
12/17	$13,693	$13,636	$13,943
01/18	$14,756	$14,384	$14,930
02/18	$14,655	$13,856	$14,539
03/18	$14,322	$13,541	$14,140
04/18	$14,499	$13,587	$14,189
05/18	$15,199	$13,934	$14,811
06/18	$15,446	$14,024	$14,954
07/18	$15,451	$14,508	$15,393
08/18	$16,327	$15,008	$16,235
09/18	$16,332	$15,065	$16,325
10/18	$14,932	$13,999	$14,865
11/18	$15,169	$14,284	$15,023
12/18	$14,091	$12,983	$13,732
01/19	$15,592	$14,071	$14,966
02/19	$16,207	$14,548	$15,501
03/19	$16,690	$14,801	$15,943
04/19	$17,542	$15,399	$16,663
05/19	$16,972	$14,417	$15,610
06/19	$17,929	$15,430	$16,682
07/19	$18,186	$15,669	$17,059
08/19	$17,773	$15,382	$16,928
09/19	$17,411	$15,649	$16,930
10/19	$17,133	$15,980	$17,408
11/19	$17,945	$16,584	$18,180
12/19	$17,919	$17,063	$18,729
01/20	$18,972	$17,082	$19,147
02/20	$17,934	$15,686	$17,843
03/20	$16,096	$13,613	$16,088
04/20	$19,008	$15,412	$18,468
05/20	$21,889	$16,225	$19,708
06/20	$23,748	$16,584	$20,567
07/20	$25,904	$17,555	$22,149
08/20	$27,975	$18,843	$24,434
09/20	$27,093	$18,155	$23,285
10/20	$26,554	$17,717	$22,494
11/20	$30,247	$19,803	$24,797
12/20	$31,521	$20,640	$25,938
01/21	$30,851	$20,470	$25,746
02/21	$32,524	$21,064	$25,740
03/21	$30,569	$21,861	$26,182
04/21	$32,191	$23,037	$27,963
05/21	$31,421	$23,147	$27,577
06/21	$34,146	$23,727	$29,307
07/21	$34,091	$24,220	$30,273
08/21	$34,589	$24,921	$31,404
09/21	$32,383	$23,776	$29,646
10/21	$33,990	$25,426	$32,213
11/21	$32,524	$25,085	$32,410
12/21	$30,227	$26,101	$33,096
01/22	$25,380	$24,629	$30,255
02/22	$24,554	$23,953	$28,970
03/22	$23,441	$24,762	$30,103
04/22	$20,615	$22,554	$26,468
05/22	$19,416	$22,520	$25,853
06/22	$18,267	$20,634	$23,805
07/22	$20,071	$22,556	$26,662
08/22	$19,562	$21,690	$25,420
09/22	$17,688	$19,683	$22,949
10/22	$18,635	$21,261	$24,290
11/22	$19,330	$22,412	$25,397
12/22	$17,814	$21,108	$23,453
01/23	$19,310	$22,524	$25,407
02/23	$18,690	$21,988	$25,106
03/23	$19,889	$22,683	$26,822
04/23	$19,899	$22,964	$27,086
05/23	$20,851	$23,071	$28,321
06/23	$22,287	$24,629	$30,258
07/23	$23,204	$25,476	$31,277
08/23	$22,020	$25,031	$30,996
09/23	$20,741	$23,854	$29,310
10/23	$20,111	$23,278	$28,893
11/23	$22,045	$25,452	$32,043
12/23	$23,335	$26,708	$33,462
01/24	$23,421	$27,081	$34,296
02/24	$25,285	$28,543	$36,636
03/24	$25,511	$29,458	$37,281
04/24	$23,995	$28,205	$35,700
05/24	$25,128	$29,533	$37,837
06/24	$26,040	$30,510	$40,388
07/24	$25,103	$30,954	$39,701
08/24	$25,909	$31,688	$40,528
09/24	$27,128	$32,366	$41,677
10/24	$27,174	$32,139	$41,539
11/24	$29,804	$34,209	$44,233
12/24	$29,753	$33,255	$44,623
01/25	$30,559	$34,313	$45,506
02/25	$29,088	$33,713	$43,871
03/25	$26,468	$31,762	$40,175
04/25	$27,385	$31,573	$40,887
05/25	$29,980	$33,589	$44,505
06/25	$31,995	$35,290	$47,342
07/25	$33,073	$36,074	$49,129
08/25	$33,008	$36,833	$49,679
09/25	$34,700	$38,110	$52,318
10/25	$36,141	$38,932	$54,218
11/25	$35,305	$39,027	$53,236
12/25	$34,892	$39,030	$52,906

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	17.27	2.05	13.31
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Growth Index	18.56	15.32	18.13
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2024 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2024 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,680,605,968
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 11,628,327
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,680,605,968
Total number of portfolio holdings	33
Management services fees (represents 0.68% of Fund average net assets)	$11,628,327
Portfolio turnover for the reporting period	68%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Semiconductors	18.5%
Systems Software	10.4%
Technology Hardware, Storage & Peripherals	7.8%
Application Software	2.5%
Electronic Components	1.7%
Internet Services & Infrastructure	1.5%

Equity Sector Allocation

Information Technology	42.4%
Industrials	17.9%
Communication Services	11.6%
Health Care	10.5%
Consumer Discretionary	9.9%
Financials	7.3%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	11.4%
Microsoft Corp.	8.5%
Apple, Inc.	7.8%
Alphabet, Inc., Class A	7.3%
Ascendis Pharma A/S ADR	5.4%
Amazon.com, Inc.	5.3%
Broadcom, Inc.	4.6%
Meta Platforms, Inc., Class A	4.3%
Howmet Aerospace, Inc.	3.2%
Comfort Systems U.S.A., Inc.	3.1%

Material Fund Change [Text Block]
C000087795
Shareholder Report [Line Items]
Fund Name	CTIVP<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> – Westfield Select Large Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP® – Westfield Select Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$102	0.94%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the industrials, health care and financials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the consumer staples and consumer discretionary sectors and an overweight to the health care sector positively impacted the Fund’s relative performance.

Individual holdings | Positions in Ascendis Pharma, a biopharmaceutical company; GE Vernova, a provider of power industry products; Comfort Systems, a provider of mechanical and electrical contracting services; Bloom Energy, a provider of solid oxide fuel-cell based power generation platforms; and Coherent Corp., a semiconductor and semiconductor services company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, consumer discretionary, materials and communication services sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Holding cash, an underweight to the information technology sector and an overweight to the materials sector detracted from relative performance.

Individual holdings | Positions in ServiceNow, a workflow automation platform provider; Salesforce, a provider of software for customer relationship management; Vertiv, a diversified provider of digital infrastructure technology and power and thermal management products; and Commvault Systems, a provider of software for data protection and information management applications, were among the top relative detractors from the Fund’s relative performance. An underweight to Palantir, a provider of software systems that serve as central operating systems, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	CTIVP® – Westfield Select Large Cap Growth Fund Class 2 ($34,011)	Russell 1000® Index ($39,030)	Russell 1000® Growth Index ($52,906)
12/15	$10,000	$10,000	$10,000
01/16	$9,280	$9,462	$9,442
02/16	$9,188	$9,459	$9,438
03/16	$9,836	$10,117	$10,074
04/16	$9,852	$10,172	$9,982
05/16	$9,913	$10,351	$10,176
06/16	$10,010	$10,374	$10,136
07/16	$10,501	$10,769	$10,615
08/16	$10,562	$10,783	$10,562
09/16	$10,644	$10,792	$10,600
10/16	$10,445	$10,582	$10,351
11/16	$10,445	$10,999	$10,577
12/16	$10,307	$11,205	$10,708
01/17	$10,782	$11,431	$11,068
02/17	$11,094	$11,873	$11,528
03/17	$11,267	$11,881	$11,662
04/17	$11,722	$12,006	$11,928
05/17	$12,126	$12,160	$12,238
06/17	$11,978	$12,244	$12,206
07/17	$12,315	$12,487	$12,531
08/17	$12,437	$12,526	$12,760
09/17	$12,432	$12,793	$12,926
10/17	$13,005	$13,086	$13,427
11/17	$13,424	$13,485	$13,835
12/17	$13,628	$13,636	$13,943
01/18	$14,681	$14,384	$14,930
02/18	$14,578	$13,856	$14,539
03/18	$14,241	$13,541	$14,140
04/18	$14,415	$13,587	$14,189
05/18	$15,110	$13,934	$14,811
06/18	$15,350	$14,024	$14,954
07/18	$15,355	$14,508	$15,393
08/18	$16,219	$15,008	$16,235
09/18	$16,224	$15,065	$16,325
10/18	$14,829	$13,999	$14,865
11/18	$15,059	$14,284	$15,023
12/18	$13,986	$12,983	$13,732
01/19	$15,478	$14,071	$14,966
02/19	$16,081	$14,548	$15,501
03/19	$16,556	$14,801	$15,943
04/19	$17,399	$15,399	$16,663
05/19	$16,832	$14,417	$15,610
06/19	$17,777	$15,430	$16,682
07/19	$18,022	$15,669	$17,059
08/19	$17,614	$15,382	$16,928
09/19	$17,251	$15,649	$16,930
10/19	$16,970	$15,980	$17,408
11/19	$17,772	$16,584	$18,180
12/19	$17,741	$17,063	$18,729
01/20	$18,784	$17,082	$19,147
02/20	$17,752	$15,686	$17,843
03/20	$15,927	$13,613	$16,088
04/20	$18,804	$15,412	$18,468
05/20	$21,650	$16,225	$19,708
06/20	$23,490	$16,584	$20,567
07/20	$25,616	$17,555	$22,149
08/20	$27,655	$18,843	$24,434
09/20	$26,776	$18,155	$23,285
10/20	$26,239	$17,717	$22,494
11/20	$29,882	$19,803	$24,797
12/20	$31,134	$20,640	$25,938
01/21	$30,465	$20,470	$25,746
02/21	$32,110	$21,064	$25,740
03/21	$30,174	$21,861	$26,182
04/21	$31,768	$23,037	$27,963
05/21	$31,002	$23,147	$27,577
06/21	$33,684	$23,727	$29,307
07/21	$33,623	$24,220	$30,273
08/21	$34,103	$24,921	$31,404
09/21	$31,926	$23,776	$29,646
10/21	$33,505	$25,426	$32,213
11/21	$32,049	$25,085	$32,410
12/21	$29,780	$26,101	$33,096
01/22	$24,997	$24,629	$30,255
02/22	$24,180	$23,953	$28,970
03/22	$23,081	$24,762	$30,103
04/22	$20,291	$22,554	$26,468
05/22	$19,111	$22,520	$25,853
06/22	$17,976	$20,634	$23,805
07/22	$19,744	$22,556	$26,662
08/22	$19,239	$21,690	$25,420
09/22	$17,394	$19,683	$22,949
10/22	$18,324	$21,261	$24,290
11/22	$18,998	$22,412	$25,397
12/22	$17,506	$21,108	$23,453
01/23	$18,973	$22,524	$25,407
02/23	$18,365	$21,988	$25,106
03/23	$19,535	$22,683	$26,822
04/23	$19,540	$22,964	$27,086
05/23	$20,470	$23,071	$28,321
06/23	$21,875	$24,629	$30,258
07/23	$22,775	$25,476	$31,277
08/23	$21,604	$25,031	$30,996
09/23	$20,342	$23,854	$29,310
10/23	$19,724	$23,278	$28,893
11/23	$21,604	$25,452	$32,043
12/23	$22,867	$26,708	$33,462
01/24	$22,943	$27,081	$34,296
02/24	$24,762	$28,543	$36,636
03/24	$24,982	$29,458	$37,281
04/24	$23,490	$28,205	$35,700
05/24	$24,589	$29,533	$37,837
06/24	$25,478	$30,510	$40,388
07/24	$24,558	$30,954	$39,701
08/24	$25,340	$31,688	$40,528
09/24	$26,525	$32,366	$41,677
10/24	$26,566	$32,139	$41,539
11/24	$29,131	$34,209	$44,233
12/24	$29,075	$33,255	$44,623
01/25	$29,857	$34,313	$45,506
02/25	$28,416	$33,713	$43,871
03/25	$25,851	$31,762	$40,175
04/25	$26,740	$31,573	$40,887
05/25	$29,269	$33,589	$44,505
06/25	$31,226	$35,290	$47,342
07/25	$32,274	$36,074	$49,129
08/25	$32,202	$36,833	$49,679
09/25	$33,848	$38,110	$52,318
10/25	$35,243	$38,932	$54,218
11/25	$34,425	$39,027	$53,236
12/25	$34,011	$39,030	$52,906

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	16.98	1.78	13.02
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Growth Index	18.56	15.32	18.13
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2024 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2024 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,680,605,968
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 11,628,327
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,680,605,968
Total number of portfolio holdings	33
Management services fees (represents 0.68% of Fund average net assets)	$11,628,327
Portfolio turnover for the reporting period	68%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Semiconductors	18.5%
Systems Software	10.4%
Technology Hardware, Storage & Peripherals	7.8%
Application Software	2.5%
Electronic Components	1.7%
Internet Services & Infrastructure	1.5%

Equity Sector Allocation

Information Technology	42.4%
Industrials	17.9%
Communication Services	11.6%
Health Care	10.5%
Consumer Discretionary	9.9%
Financials	7.3%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	11.4%
Microsoft Corp.	8.5%
Apple, Inc.	7.8%
Alphabet, Inc., Class A	7.3%
Ascendis Pharma A/S ADR	5.4%
Amazon.com, Inc.	5.3%
Broadcom, Inc.	4.6%
Meta Platforms, Inc., Class A	4.3%
Howmet Aerospace, Inc.	3.2%
Comfort Systems U.S.A., Inc.	3.1%

Material Fund Change [Text Block]
C000088787
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$126	1.09%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology, health care, materials and communication services sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A larger allocation to the information technology sector and smaller allocations to the energy, utilities and financials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor manufacturer; HD Hyundai Electric, a South Korean manufacturer of electrical equipment; ASPEED Technology, a Taiwanese cloud services provider; Meituan, a Chinese online food ordering and delivery service; and National Bank of Greece, a Greek financial services company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, energy and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the real estate, consumer staples and consumer discretionary sectors and a small allocation to the materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Alibaba Group, the leading Chinese ecommerce and digital media company; eMemory Technology, a Taiwanese semiconductor developer; Trip.com, a global one-stop travel platform headquartered in Singapore; Samsung Electronics, a South Korean manufacturer of electronics and computer peripherals; and ICICI Bank Ltd., an Indian banking and financial services company, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Emerging Markets Fund Class 1 ($20,178)	MSCI Emerging Markets Index (Net) ($22,438)
12/15	$10,000	$10,000
01/16	$9,464	$9,351
02/16	$9,265	$9,336
03/16	$10,212	$10,571
04/16	$10,212	$10,629
05/16	$10,175	$10,232
06/16	$10,469	$10,641
07/16	$10,977	$11,177
08/16	$11,198	$11,455
09/16	$11,433	$11,602
10/16	$11,183	$11,630
11/16	$10,535	$11,094
12/16	$10,513	$11,119
01/17	$11,161	$11,727
02/17	$11,352	$12,086
03/17	$11,816	$12,391
04/17	$12,228	$12,662
05/17	$12,700	$13,037
06/17	$12,929	$13,168
07/17	$13,776	$13,953
08/17	$14,196	$14,264
09/17	$14,403	$14,208
10/17	$14,897	$14,706
11/17	$15,029	$14,735
12/17	$15,508	$15,264
01/18	$16,489	$16,536
02/18	$15,803	$15,774
03/18	$15,726	$15,480
04/18	$15,194	$15,412
05/18	$14,965	$14,866
06/18	$14,256	$14,248
07/18	$14,389	$14,561
08/18	$13,724	$14,167
09/18	$13,498	$14,092
10/18	$12,125	$12,865
11/18	$12,689	$13,395
12/18	$12,155	$13,040
01/19	$13,372	$14,182
02/19	$13,513	$14,214
03/19	$13,905	$14,333
04/19	$14,292	$14,635
05/19	$13,347	$13,573
06/19	$14,291	$14,420
07/19	$14,240	$14,244
08/19	$13,802	$13,549
09/19	$14,055	$13,808
10/19	$14,720	$14,390
11/19	$14,855	$14,370
12/19	$15,983	$15,443
01/20	$15,554	$14,723
02/20	$14,914	$13,946
03/20	$11,936	$11,798
04/20	$13,244	$12,879
05/20	$13,933	$12,978
06/20	$15,320	$13,932
07/20	$16,958	$15,177
08/20	$17,728	$15,512
09/20	$17,680	$15,263
10/20	$18,099	$15,578
11/20	$19,786	$17,018
12/20	$21,356	$18,270
01/21	$22,136	$18,830
02/21	$22,438	$18,974
03/21	$21,735	$18,687
04/21	$22,228	$19,152
05/21	$22,425	$19,597
06/21	$23,064	$19,630
07/21	$21,268	$18,309
08/21	$21,941	$18,788
09/21	$20,992	$18,042
10/21	$21,074	$18,220
11/21	$19,870	$17,477
12/21	$19,818	$17,805
01/22	$18,890	$17,468
02/22	$17,135	$16,946
03/22	$16,114	$16,563
04/22	$14,940	$15,642
05/22	$14,920	$15,711
06/22	$13,889	$14,667
07/22	$13,919	$14,631
08/22	$13,963	$14,692
09/22	$12,294	$12,970
10/22	$12,057	$12,567
11/22	$13,727	$14,431
12/22	$13,298	$14,228
01/23	$14,421	$15,351
02/23	$13,328	$14,356
03/23	$13,654	$14,791
04/23	$13,520	$14,623
05/23	$13,313	$14,377
06/23	$14,112	$14,923
07/23	$14,807	$15,852
08/23	$13,935	$14,876
09/23	$13,446	$14,487
10/23	$12,958	$13,924
11/23	$14,112	$15,038
12/23	$14,556	$15,626
01/24	$13,890	$14,901
02/24	$14,408	$15,609
03/24	$14,814	$15,996
04/24	$14,649	$16,068
05/24	$14,843	$16,159
06/24	$15,398	$16,796
07/24	$15,233	$16,846
08/24	$15,353	$17,118
09/24	$16,042	$18,261
10/24	$15,592	$17,449
11/24	$15,293	$16,822
12/24	$15,383	$16,799
01/25	$15,637	$17,099
02/25	$15,592	$17,182
03/25	$15,536	$17,291
04/25	$15,671	$17,518
05/25	$16,422	$18,265
06/25	$17,519	$19,363
07/25	$17,519	$19,741
08/25	$18,075	$19,994
09/25	$19,502	$21,424
10/25	$20,058	$22,320
11/25	$19,682	$21,786
12/25	$20,178	$22,438

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	31.17	(1.13)	7.27
MSCI Emerging Markets Index (Net)	33.57	4.20	8.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 484,336,472
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 5,097,842
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$484,336,472
Total number of portfolio holdings	93
Management services fees (represents 1.10% of Fund average net assets)	$5,097,842
Portfolio turnover for the reporting period	56%

Holdings [Text Block]

Geographic Allocation

China	26.6%
Taiwan	21.1%
South Korea	15.6%
India	10.4%
Brazil	7.6%
Greece	4.5%
United Arab Emirates	3.2%
South Africa	2.1%
Poland	1.3%
Mexico	1.3%
Other	4.6%

Equity Sector Allocation

Information Technology	30.6%
Financials	20.1%
Consumer Discretionary	12.1%
Communication Services	10.1%
Industrials	9.7%
Real Estate	4.4%
Health Care	3.0%
Materials	2.5%
Energy	2.4%
Consumer Staples	2.4%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	12.7%
Tencent Holdings Ltd.	6.4%
Samsung Electronics Co., Ltd.	4.8%
SK Hynix, Inc.	4.3%
Alibaba Group Holding Ltd.	3.6%
NU Holdings Ltd., Class A	3.0%
Accton Technology Corp.	2.1%
Bharti Airtel Ltd.	1.8%
Embraer SA, ADR	1.7%
Contemporary Amperex Technology Co., Ltd., Class A	1.7%

Material Fund Change [Text Block]
C000088788
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$155	1.34%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology, health care, materials and communication services sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A larger allocation to the information technology sector and smaller allocations to the energy, utilities and financials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor manufacturer; HD Hyundai Electric, a South Korean manufacturer of electrical equipment; ASPEED Technology, a Taiwanese cloud services provider; Meituan, a Chinese online food ordering and delivery service; and National Bank of Greece, a Greek financial services company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, energy and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the real estate, consumer staples and consumer discretionary sectors and a small allocation to the materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Alibaba Group, the leading Chinese ecommerce and digital media company; eMemory Technology, a Taiwanese semiconductor developer; Trip.com, a global one-stop travel platform headquartered in Singapore; Samsung Electronics, a South Korean manufacturer of electronics and computer peripherals; and ICICI Bank Ltd., an Indian banking and financial services company, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Emerging Markets Fund Class 2 ($19,672)	MSCI Emerging Markets Index (Net) ($22,438)
12/15	$10,000	$10,000
01/16	$9,460	$9,351
02/16	$9,254	$9,336
03/16	$10,200	$10,571
04/16	$10,200	$10,629
05/16	$10,155	$10,232
06/16	$10,451	$10,641
07/16	$10,961	$11,177
08/16	$11,176	$11,455
09/16	$11,405	$11,602
10/16	$11,154	$11,630
11/16	$10,503	$11,094
12/16	$10,481	$11,119
01/17	$11,124	$11,727
02/17	$11,317	$12,086
03/17	$11,770	$12,391
04/17	$12,177	$12,662
05/17	$12,643	$13,037
06/17	$12,880	$13,168
07/17	$13,715	$13,953
08/17	$14,130	$14,264
09/17	$14,329	$14,208
10/17	$14,825	$14,706
11/17	$14,943	$14,735
12/17	$15,417	$15,264
01/18	$16,401	$16,536
02/18	$15,720	$15,774
03/18	$15,633	$15,480
04/18	$15,100	$15,412
05/18	$14,871	$14,866
06/18	$14,160	$14,248
07/18	$14,293	$14,561
08/18	$13,627	$14,167
09/18	$13,402	$14,092
10/18	$12,037	$12,865
11/18	$12,601	$13,395
12/18	$12,059	$13,040
01/19	$13,268	$14,182
02/19	$13,409	$14,214
03/19	$13,785	$14,333
04/19	$14,164	$14,635
05/19	$13,236	$13,573
06/19	$14,163	$14,420
07/19	$14,113	$14,244
08/19	$13,675	$13,549
09/19	$13,919	$13,808
10/19	$14,576	$14,390
11/19	$14,711	$14,370
12/19	$15,814	$15,443
01/20	$15,393	$14,723
02/20	$14,753	$13,946
03/20	$11,805	$11,798
04/20	$13,101	$12,879
05/20	$13,770	$12,978
06/20	$15,135	$13,932
07/20	$16,760	$15,177
08/20	$17,510	$15,512
09/20	$17,461	$15,263
10/20	$17,870	$15,578
11/20	$19,534	$17,018
12/20	$21,082	$18,270
01/21	$21,841	$18,830
02/21	$22,142	$18,974
03/21	$21,436	$18,687
04/21	$21,927	$19,152
05/21	$22,113	$19,597
06/21	$22,740	$19,630
07/21	$20,970	$18,309
08/21	$21,621	$18,788
09/21	$20,686	$18,042
10/21	$20,757	$18,220
11/21	$19,567	$17,477
12/21	$19,506	$17,805
01/22	$18,601	$17,468
02/22	$16,862	$16,946
03/22	$15,865	$16,563
04/22	$14,696	$15,642
05/22	$14,675	$15,711
06/22	$13,662	$14,667
07/22	$13,677	$14,631
08/22	$13,721	$14,692
09/22	$12,076	$12,970
10/22	$11,854	$12,567
11/22	$13,484	$14,431
12/22	$13,054	$14,228
01/23	$14,166	$15,351
02/23	$13,084	$14,356
03/23	$13,410	$14,791
04/23	$13,277	$14,623
05/23	$13,069	$14,377
06/23	$13,855	$14,923
07/23	$14,521	$15,852
08/23	$13,662	$14,876
09/23	$13,188	$14,487
10/23	$12,699	$13,924
11/23	$13,825	$15,038
12/23	$14,255	$15,626
01/24	$13,603	$14,901
02/24	$14,106	$15,609
03/24	$14,493	$15,996
04/24	$14,343	$16,068
05/24	$14,523	$16,159
06/24	$15,062	$16,796
07/24	$14,897	$16,846
08/24	$15,017	$17,118
09/24	$15,691	$18,261
10/24	$15,242	$17,449
11/24	$14,942	$16,822
12/24	$15,032	$16,799
01/25	$15,287	$17,099
02/25	$15,227	$17,182
03/25	$15,162	$17,291
04/25	$15,297	$17,518
05/25	$16,031	$18,265
06/25	$17,110	$19,363
07/25	$17,095	$19,741
08/25	$17,634	$19,994
09/25	$19,028	$21,424
10/25	$19,567	$22,320
11/25	$19,193	$21,786
12/25	$19,672	$22,438

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	30.87	(1.37)	7.00
MSCI Emerging Markets Index (Net)	33.57	4.20	8.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 484,336,472
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 5,097,842
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$484,336,472
Total number of portfolio holdings	93
Management services fees (represents 1.10% of Fund average net assets)	$5,097,842
Portfolio turnover for the reporting period	56%

Holdings [Text Block]

Geographic Allocation

China	26.6%
Taiwan	21.1%
South Korea	15.6%
India	10.4%
Brazil	7.6%
Greece	4.5%
United Arab Emirates	3.2%
South Africa	2.1%
Poland	1.3%
Mexico	1.3%
Other	4.6%

Equity Sector Allocation

Information Technology	30.6%
Financials	20.1%
Consumer Discretionary	12.1%
Communication Services	10.1%
Industrials	9.7%
Real Estate	4.4%
Health Care	3.0%
Materials	2.5%
Energy	2.4%
Consumer Staples	2.4%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	12.7%
Tencent Holdings Ltd.	6.4%
Samsung Electronics Co., Ltd.	4.8%
SK Hynix, Inc.	4.3%
Alibaba Group Holding Ltd.	3.6%
NU Holdings Ltd., Class A	3.0%
Accton Technology Corp.	2.1%
Bharti Airtel Ltd.	1.8%
Embraer SA, ADR	1.7%
Contemporary Amperex Technology Co., Ltd., Class A	1.7%

Material Fund Change [Text Block]
C000055695
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$141	1.22%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology, health care, materials and communication services sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A larger allocation to the information technology sector and smaller allocations to the energy, utilities and financials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor manufacturer; HD Hyundai Electric, a South Korean manufacturer of electrical equipment; ASPEED Technology, a Taiwanese cloud services provider; Meituan, a Chinese online food ordering and delivery service; and National Bank of Greece, a Greek financial services company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, energy and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the real estate, consumer staples and consumer discretionary sectors and a small allocation to the materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Alibaba Group, the leading Chinese ecommerce and digital media company; eMemory Technology, a Taiwanese semiconductor developer; Trip.com, a global one-stop travel platform headquartered in Singapore; Samsung Electronics, a South Korean manufacturer of electronics and computer peripherals; and ICICI Bank Ltd., an Indian banking and financial services company, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Emerging Markets Fund Class 3 ($19,911)	MSCI Emerging Markets Index (Net) ($22,438)
12/15	$10,000	$10,000
01/16	$9,462	$9,351
02/16	$9,264	$9,336
03/16	$10,202	$10,571
04/16	$10,209	$10,629
05/16	$10,165	$10,232
06/16	$10,460	$10,641
07/16	$10,969	$11,177
08/16	$11,190	$11,455
09/16	$11,426	$11,602
10/16	$11,168	$11,630
11/16	$10,519	$11,094
12/16	$10,497	$11,119
01/17	$11,146	$11,727
02/17	$11,337	$12,086
03/17	$11,791	$12,391
04/17	$12,204	$12,662
05/17	$12,669	$13,037
06/17	$12,905	$13,168
07/17	$13,747	$13,953
08/17	$14,160	$14,264
09/17	$14,366	$14,208
10/17	$14,861	$14,706
11/17	$14,986	$14,735
12/17	$15,466	$15,264
01/18	$16,447	$16,536
02/18	$15,761	$15,774
03/18	$15,683	$15,480
04/18	$15,151	$15,412
05/18	$14,922	$14,866
06/18	$14,205	$14,248
07/18	$14,338	$14,561
08/18	$13,673	$14,167
09/18	$13,447	$14,092
10/18	$12,083	$12,865
11/18	$12,647	$13,395
12/18	$12,105	$13,040
01/19	$13,321	$14,182
02/19	$13,462	$14,214
03/19	$13,842	$14,333
04/19	$14,228	$14,635
05/19	$13,293	$13,573
06/19	$14,227	$14,420
07/19	$14,177	$14,244
08/19	$13,739	$13,549
09/19	$13,983	$13,808
10/19	$14,648	$14,390
11/19	$14,783	$14,370
12/19	$15,893	$15,443
01/20	$15,473	$14,723
02/20	$14,833	$13,946
03/20	$11,874	$11,798
04/20	$13,171	$12,879
05/20	$13,849	$12,978
06/20	$15,223	$13,932
07/20	$16,858	$15,177
08/20	$17,617	$15,512
09/20	$17,559	$15,263
10/20	$17,977	$15,578
11/20	$19,661	$17,018
12/20	$21,218	$18,270
01/21	$21,987	$18,830
02/21	$22,289	$18,974
03/21	$21,584	$18,687
04/21	$22,065	$19,152
05/21	$22,262	$19,597
06/21	$22,899	$19,630
07/21	$21,118	$18,309
08/21	$21,780	$18,788
09/21	$20,833	$18,042
10/21	$20,914	$18,220
11/21	$19,714	$17,477
12/21	$19,663	$17,805
01/22	$18,737	$17,468
02/22	$16,996	$16,946
03/22	$15,989	$16,563
04/22	$14,818	$15,642
05/22	$14,788	$15,711
06/22	$13,770	$14,667
07/22	$13,799	$14,631
08/22	$13,829	$14,692
09/22	$12,174	$12,970
10/22	$11,952	$12,567
11/22	$13,607	$14,431
12/22	$13,179	$14,228
01/23	$14,287	$15,351
02/23	$13,193	$14,356
03/23	$13,533	$14,791
04/23	$13,400	$14,623
05/23	$13,193	$14,377
06/23	$13,977	$14,923
07/23	$14,671	$15,852
08/23	$13,784	$14,876
09/23	$13,312	$14,487
10/23	$12,824	$13,924
11/23	$13,962	$15,038
12/23	$14,405	$15,626
01/24	$13,740	$14,901
02/24	$14,257	$15,609
03/24	$14,644	$15,996
04/24	$14,495	$16,068
05/24	$14,674	$16,159
06/24	$15,227	$16,796
07/24	$15,063	$16,846
08/24	$15,182	$17,118
09/24	$15,855	$18,261
10/24	$15,406	$17,449
11/24	$15,122	$16,822
12/24	$15,197	$16,799
01/25	$15,466	$17,099
02/25	$15,406	$17,182
03/25	$15,345	$17,291
04/25	$15,480	$17,518
05/25	$16,213	$18,265
06/25	$17,306	$19,363
07/25	$17,306	$19,741
08/25	$17,860	$19,994
09/25	$19,253	$21,424
10/25	$19,806	$22,320
11/25	$19,432	$21,786
12/25	$19,911	$22,438

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	31.02	(1.26)	7.13
MSCI Emerging Markets Index (Net)	33.57	4.20	8.42

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 484,336,472
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 5,097,842
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$484,336,472
Total number of portfolio holdings	93
Management services fees (represents 1.10% of Fund average net assets)	$5,097,842
Portfolio turnover for the reporting period	56%

Holdings [Text Block]

Geographic Allocation

China	26.6%
Taiwan	21.1%
South Korea	15.6%
India	10.4%
Brazil	7.6%
Greece	4.5%
United Arab Emirates	3.2%
South Africa	2.1%
Poland	1.3%
Mexico	1.3%
Other	4.6%

Equity Sector Allocation

Information Technology	30.6%
Financials	20.1%
Consumer Discretionary	12.1%
Communication Services	10.1%
Industrials	9.7%
Real Estate	4.4%
Health Care	3.0%
Materials	2.5%
Energy	2.4%
Consumer Staples	2.4%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	12.7%
Tencent Holdings Ltd.	6.4%
Samsung Electronics Co., Ltd.	4.8%
SK Hynix, Inc.	4.3%
Alibaba Group Holding Ltd.	3.6%
NU Holdings Ltd., Class A	3.0%
Accton Technology Corp.	2.1%
Bharti Airtel Ltd.	1.8%
Embraer SA, ADR	1.7%
Contemporary Amperex Technology Co., Ltd., Class A	1.7%

Material Fund Change [Text Block]
C000088757
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials, communication services, and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger weightings in the industrials and communication services sectors and smaller weightings in the energy and materials sectors improved the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Alphabet Inc., parent company of Google and other tech businesses; a relative overweight position in Insmed Incorporated, a biopharmaceutical firm focused on rare diseases; a relative overweight position in TE Connectivity plc, a manufacturer of connectors and sensor solutions; a relative overweight position in Exact Sciences Corporation, a diagnostics company specializing in cancer screening; and a relative overweight position in Uber Technologies, Inc., a global ride-hailing and mobility platform, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, real estate, industrials, and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the health care sector and a smaller weighting in the information technology sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative underweight position in Oracle Corporation, a global provider of enterprise software and cloud solutions; a relative overweight position in Atlassian, a developer of collaboration and productivity software tools; a relative underweight position in Netflix, Inc., a streaming entertainment service and content producer; a relative underweight position in Palantir Technologies Inc., a provider of big data analytics and AI-driven platforms; and a relative overweight position in ServiceNow, Inc., an enterprise cloud platform for digital workflow automation, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Large Cap Growth Fund Class 1 ($44,009)	Russell 1000® Index ($39,030)	Russell 1000® Growth Index ($52,906)
12/15	$10,000	$10,000	$10,000
01/16	$9,079	$9,462	$9,442
02/16	$8,940	$9,459	$9,438
03/16	$9,598	$10,117	$10,074
04/16	$9,582	$10,172	$9,982
05/16	$9,899	$10,351	$10,176
06/16	$9,628	$10,374	$10,136
07/16	$10,155	$10,769	$10,615
08/16	$10,132	$10,783	$10,562
09/16	$10,248	$10,792	$10,600
10/16	$9,946	$10,582	$10,351
11/16	$10,093	$10,999	$10,577
12/16	$10,124	$11,205	$10,708
01/17	$10,542	$11,431	$11,068
02/17	$10,937	$11,873	$11,528
03/17	$11,091	$11,881	$11,662
04/17	$11,401	$12,006	$11,928
05/17	$11,827	$12,160	$12,238
06/17	$11,850	$12,244	$12,206
07/17	$12,206	$12,487	$12,531
08/17	$12,407	$12,526	$12,760
09/17	$12,430	$12,793	$12,926
10/17	$12,748	$13,086	$13,427
11/17	$12,964	$13,485	$13,835
12/17	$12,972	$13,636	$13,943
01/18	$13,971	$14,384	$14,930
02/18	$13,584	$13,856	$14,539
03/18	$13,328	$13,541	$14,140
04/18	$13,289	$13,587	$14,189
05/18	$13,893	$13,934	$14,811
06/18	$13,932	$14,024	$14,954
07/18	$14,342	$14,508	$15,393
08/18	$14,977	$15,008	$16,235
09/18	$15,101	$15,065	$16,325
10/18	$13,560	$13,999	$14,865
11/18	$13,738	$14,284	$15,023
12/18	$12,461	$12,983	$13,732
01/19	$13,684	$14,071	$14,966
02/19	$14,195	$14,548	$15,501
03/19	$14,520	$14,801	$15,943
04/19	$15,194	$15,399	$16,663
05/19	$14,141	$14,417	$15,610
06/19	$15,224	$15,430	$16,682
07/19	$15,503	$15,669	$17,059
08/19	$15,178	$15,382	$16,928
09/19	$15,224	$15,649	$16,930
10/19	$15,681	$15,980	$17,408
11/19	$16,424	$16,584	$18,180
12/19	$16,935	$17,063	$18,729
01/20	$17,314	$17,082	$19,147
02/20	$16,161	$15,686	$17,843
03/20	$14,807	$13,613	$16,088
04/20	$16,881	$15,412	$18,468
05/20	$17,988	$16,225	$19,708
06/20	$18,715	$16,584	$20,567
07/20	$19,861	$17,555	$22,149
08/20	$21,447	$18,843	$24,434
09/20	$20,457	$18,155	$23,285
10/20	$20,015	$17,717	$22,494
11/20	$22,043	$19,803	$24,797
12/20	$22,817	$20,640	$25,938
01/21	$22,763	$20,470	$25,746
02/21	$23,259	$21,064	$25,740
03/21	$23,777	$21,861	$26,182
04/21	$25,410	$23,037	$27,963
05/21	$25,132	$23,147	$27,577
06/21	$26,811	$23,727	$29,307
07/21	$27,647	$24,220	$30,273
08/21	$28,684	$24,921	$31,404
09/21	$26,842	$23,776	$29,646
10/21	$28,831	$25,426	$32,213
11/21	$28,847	$25,085	$32,410
12/21	$29,373	$26,101	$33,096
01/22	$26,974	$24,629	$30,255
02/22	$25,534	$23,953	$28,970
03/22	$26,447	$24,762	$30,103
04/22	$23,336	$22,554	$26,468
05/22	$22,608	$22,520	$25,853
06/22	$20,666	$20,634	$23,805
07/22	$22,926	$22,556	$26,662
08/22	$21,741	$21,690	$25,420
09/22	$19,613	$19,683	$22,949
10/22	$20,797	$21,261	$24,290
11/22	$21,610	$22,412	$25,397
12/22	$20,155	$21,108	$23,453
01/23	$21,757	$22,524	$25,407
02/23	$21,207	$21,988	$25,106
03/23	$22,794	$22,683	$26,822
04/23	$23,127	$22,964	$27,086
05/23	$24,528	$23,071	$28,321
06/23	$26,262	$24,629	$30,258
07/23	$26,966	$25,476	$31,277
08/23	$26,695	$25,031	$30,996
09/23	$25,139	$23,854	$29,310
10/23	$25,085	$23,278	$28,893
11/23	$27,810	$25,452	$32,043
12/23	$28,854	$26,708	$33,462
01/24	$29,845	$27,081	$34,296
02/24	$31,618	$28,543	$36,636
03/24	$32,043	$29,458	$37,281
04/24	$30,820	$28,205	$35,700
05/24	$32,964	$29,533	$37,837
06/24	$35,085	$30,510	$40,388
07/24	$34,280	$30,954	$39,701
08/24	$35,139	$31,688	$40,528
09/24	$35,929	$32,366	$41,677
10/24	$35,581	$32,139	$41,539
11/24	$37,771	$34,209	$44,233
12/24	$37,895	$33,255	$44,623
01/25	$38,661	$34,313	$45,506
02/25	$37,430	$33,713	$43,871
03/25	$33,754	$31,762	$40,175
04/25	$34,551	$31,573	$40,887
05/25	$37,276	$33,589	$44,505
06/25	$39,683	$35,290	$47,342
07/25	$41,169	$36,074	$49,129
08/25	$41,556	$36,833	$49,679
09/25	$43,158	$38,110	$52,318
10/25	$45,085	$38,932	$54,218
11/25	$44,582	$39,027	$53,236
12/25	$44,009	$39,030	$52,906

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	16.14	14.04	15.97
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Growth Index	18.56	15.32	18.13

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,741,172,071
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 17,480,982
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,741,172,071
Total number of portfolio holdings	48
Management services fees (represents 0.68% of Fund average net assets)	$17,480,982
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Semiconductors	19.1%
Systems Software	15.3%
Technology Hardware, Storage & Peripherals	10.6%
Application Software	2.4%
Communications Equipment	1.2%
Other	0.7%

Equity Sector Allocation

Information Technology	49.3%
Communication Services	14.6%
Consumer Discretionary	13.9%
Health Care	8.5%
Financials	6.0%
Industrials	4.1%
Consumer Staples	2.6%
Real Estate	0.7%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	13.0%
Apple, Inc.	10.6%
Microsoft Corp.	10.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	5.1%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	2.9%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Cornerstone Growth Fund. This change will become effective May 1, 2026.

Material Fund Change Name [Text Block]	On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Cornerstone Growth Fund. This change will become effective May 1, 2026.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000088758
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials, communication services, and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger weightings in the industrials and communication services sectors and smaller weightings in the energy and materials sectors improved the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Alphabet Inc., parent company of Google and other tech businesses; a relative overweight position in Insmed Incorporated, a biopharmaceutical firm focused on rare diseases; a relative overweight position in TE Connectivity plc, a manufacturer of connectors and sensor solutions; a relative overweight position in Exact Sciences Corporation, a diagnostics company specializing in cancer screening; and a relative overweight position in Uber Technologies, Inc., a global ride-hailing and mobility platform, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, real estate, industrials, and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the health care sector and a smaller weighting in the information technology sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative underweight position in Oracle Corporation, a global provider of enterprise software and cloud solutions; a relative overweight position in Atlassian, a developer of collaboration and productivity software tools; a relative underweight position in Netflix, Inc., a streaming entertainment service and content producer; a relative underweight position in Palantir Technologies Inc., a provider of big data analytics and AI-driven platforms; and a relative overweight position in ServiceNow, Inc., an enterprise cloud platform for digital workflow automation, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Large Cap Growth Fund Class 2 ($42,946)	Russell 1000® Index ($39,030)	Russell 1000® Growth Index ($52,906)
12/15	$10,000	$10,000	$10,000
01/16	$9,081	$9,462	$9,442
02/16	$8,940	$9,459	$9,438
03/16	$9,592	$10,117	$10,074
04/16	$9,576	$10,172	$9,982
05/16	$9,890	$10,351	$10,176
06/16	$9,623	$10,374	$10,136
07/16	$10,149	$10,769	$10,615
08/16	$10,126	$10,783	$10,562
09/16	$10,228	$10,792	$10,600
10/16	$9,929	$10,582	$10,351
11/16	$10,071	$10,999	$10,577
12/16	$10,102	$11,205	$10,708
01/17	$10,518	$11,431	$11,068
02/17	$10,911	$11,873	$11,528
03/17	$11,060	$11,881	$11,662
04/17	$11,375	$12,006	$11,928
05/17	$11,791	$12,160	$12,238
06/17	$11,815	$12,244	$12,206
07/17	$12,168	$12,487	$12,531
08/17	$12,364	$12,526	$12,760
09/17	$12,380	$12,793	$12,926
10/17	$12,702	$13,086	$13,427
11/17	$12,914	$13,485	$13,835
12/17	$12,914	$13,636	$13,943
01/18	$13,904	$14,384	$14,930
02/18	$13,511	$13,856	$14,539
03/18	$13,260	$13,541	$14,140
04/18	$13,221	$13,587	$14,189
05/18	$13,818	$13,934	$14,811
06/18	$13,857	$14,024	$14,954
07/18	$14,258	$14,508	$15,393
08/18	$14,886	$15,008	$16,235
09/18	$15,004	$15,065	$16,325
10/18	$13,472	$13,999	$14,865
11/18	$13,645	$14,284	$15,023
12/18	$12,380	$12,983	$13,732
01/19	$13,590	$14,071	$14,966
02/19	$14,085	$14,548	$15,501
03/19	$14,415	$14,801	$15,943
04/19	$15,075	$15,399	$16,663
05/19	$14,030	$14,417	$15,610
06/19	$15,106	$15,430	$16,682
07/19	$15,373	$15,669	$17,059
08/19	$15,043	$15,382	$16,928
09/19	$15,090	$15,649	$16,930
10/19	$15,538	$15,980	$17,408
11/19	$16,277	$16,584	$18,180
12/19	$16,779	$17,063	$18,729
01/20	$17,148	$17,082	$19,147
02/20	$16,002	$15,686	$17,843
03/20	$14,658	$13,613	$16,088
04/20	$16,709	$15,412	$18,468
05/20	$17,800	$16,225	$19,708
06/20	$18,515	$16,584	$20,567
07/20	$19,647	$17,555	$22,149
08/20	$21,210	$18,843	$24,434
09/20	$20,220	$18,155	$23,285
10/20	$19,788	$17,717	$22,494
11/20	$21,791	$19,803	$24,797
12/20	$22,553	$20,640	$25,938
01/21	$22,490	$20,470	$25,746
02/21	$22,969	$21,064	$25,740
03/21	$23,480	$21,861	$26,182
04/21	$25,082	$23,037	$27,963
05/21	$24,808	$23,147	$27,577
06/21	$26,465	$23,727	$29,307
07/21	$27,282	$24,220	$30,273
08/21	$28,295	$24,921	$31,404
09/21	$26,481	$23,776	$29,646
10/21	$28,429	$25,426	$32,213
11/21	$28,437	$25,085	$32,410
12/21	$28,947	$26,101	$33,096
01/22	$26,575	$24,629	$30,255
02/22	$25,161	$23,953	$28,970
03/22	$26,049	$24,762	$30,103
04/22	$22,985	$22,554	$26,468
05/22	$22,262	$22,520	$25,853
06/22	$20,346	$20,634	$23,805
07/22	$22,561	$22,556	$26,662
08/22	$21,398	$21,690	$25,420
09/22	$19,301	$19,683	$22,949
10/22	$20,456	$21,261	$24,290
11/22	$21,249	$22,412	$25,397
12/22	$19,819	$21,108	$23,453
01/23	$21,383	$22,524	$25,407
02/23	$20,841	$21,988	$25,106
03/23	$22,396	$22,683	$26,822
04/23	$22,726	$22,964	$27,086
05/23	$24,093	$23,071	$28,321
06/23	$25,789	$24,629	$30,258
07/23	$26,473	$25,476	$31,277
08/23	$26,206	$25,031	$30,996
09/23	$24,674	$23,854	$29,310
10/23	$24,619	$23,278	$28,893
11/23	$27,282	$25,452	$32,043
12/23	$28,295	$26,708	$33,462
01/24	$29,262	$27,081	$34,296
02/24	$30,998	$28,543	$36,636
03/24	$31,406	$29,458	$37,281
04/24	$30,204	$28,205	$35,700
05/24	$32,294	$29,533	$37,837
06/24	$34,368	$30,510	$40,388
07/24	$33,566	$30,954	$39,701
08/24	$34,407	$31,688	$40,528
09/24	$35,169	$32,366	$41,677
10/24	$34,823	$32,139	$41,539
11/24	$36,960	$34,209	$44,233
12/24	$37,070	$33,255	$44,623
01/25	$37,816	$34,313	$45,506
02/25	$36,606	$33,713	$43,871
03/25	$33,001	$31,762	$40,175
04/25	$33,771	$31,573	$40,887
05/25	$36,434	$33,589	$44,505
06/25	$38,775	$35,290	$47,342
07/25	$40,220	$36,074	$49,129
08/25	$40,581	$36,833	$49,679
09/25	$42,145	$38,110	$52,318
10/25	$44,014	$38,932	$54,218
11/25	$43,511	$39,027	$53,236
12/25	$42,946	$39,030	$52,906

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	15.85	13.75	15.69
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Growth Index	18.56	15.32	18.13

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,741,172,071
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 17,480,982
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,741,172,071
Total number of portfolio holdings	48
Management services fees (represents 0.68% of Fund average net assets)	$17,480,982
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Semiconductors	19.1%
Systems Software	15.3%
Technology Hardware, Storage & Peripherals	10.6%
Application Software	2.4%
Communications Equipment	1.2%
Other	0.7%

Equity Sector Allocation

Information Technology	49.3%
Communication Services	14.6%
Consumer Discretionary	13.9%
Health Care	8.5%
Financials	6.0%
Industrials	4.1%
Consumer Staples	2.6%
Real Estate	0.7%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	13.0%
Apple, Inc.	10.6%
Microsoft Corp.	10.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	5.1%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	2.9%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Cornerstone Growth Fund. This change will become effective May 1, 2026.

Material Fund Change Name [Text Block]	On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Cornerstone Growth Fund. This change will become effective May 1, 2026.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000055677
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Growth Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$91	0.84%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials, communication services, and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger weightings in the industrials and communication services sectors and smaller weightings in the energy and materials sectors improved the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Alphabet Inc., parent company of Google and other tech businesses; a relative overweight position in Insmed Incorporated, a biopharmaceutical firm focused on rare diseases; a relative overweight position in TE Connectivity plc, a manufacturer of connectors and sensor solutions; a relative overweight position in Exact Sciences Corporation, a diagnostics company specializing in cancer screening; and a relative overweight position in Uber Technologies, Inc., a global ride-hailing and mobility platform, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, real estate, industrials, and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the health care sector and a smaller weighting in the information technology sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative underweight position in Oracle Corporation, a global provider of enterprise software and cloud solutions; a relative overweight position in Atlassian, a developer of collaboration and productivity software tools; a relative underweight position in Netflix, Inc., a streaming entertainment service and content producer; a relative underweight position in Palantir Technologies Inc., a provider of big data analytics and AI-driven platforms; and a relative overweight position in ServiceNow, Inc., an enterprise cloud platform for digital workflow automation, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Large Cap Growth Fund Class 3 ($43,466)	Russell 1000® Index ($39,030)	Russell 1000® Growth Index ($52,906)
12/15	$10,000	$10,000	$10,000
01/16	$9,073	$9,462	$9,442
02/16	$8,941	$9,459	$9,438
03/16	$9,595	$10,117	$10,074
04/16	$9,579	$10,172	$9,982
05/16	$9,891	$10,351	$10,176
06/16	$9,618	$10,374	$10,136
07/16	$10,148	$10,769	$10,615
08/16	$10,125	$10,783	$10,562
09/16	$10,234	$10,792	$10,600
10/16	$9,938	$10,582	$10,351
11/16	$10,078	$10,999	$10,577
12/16	$10,117	$11,205	$10,708
01/17	$10,530	$11,431	$11,068
02/17	$10,919	$11,873	$11,528
03/17	$11,075	$11,881	$11,662
04/17	$11,386	$12,006	$11,928
05/17	$11,807	$12,160	$12,238
06/17	$11,830	$12,244	$12,206
07/17	$12,181	$12,487	$12,531
08/17	$12,383	$12,526	$12,760
09/17	$12,399	$12,793	$12,926
10/17	$12,718	$13,086	$13,427
11/17	$12,936	$13,485	$13,835
12/17	$12,944	$13,636	$13,943
01/18	$13,933	$14,384	$14,930
02/18	$13,544	$13,856	$14,539
03/18	$13,287	$13,541	$14,140
04/18	$13,248	$13,587	$14,189
05/18	$13,847	$13,934	$14,811
06/18	$13,886	$14,024	$14,954
07/18	$14,299	$14,508	$15,393
08/18	$14,930	$15,008	$16,235
09/18	$15,047	$15,065	$16,325
10/18	$13,512	$13,999	$14,865
11/18	$13,692	$14,284	$15,023
12/18	$12,414	$12,983	$13,732
01/19	$13,629	$14,071	$14,966
02/19	$14,136	$14,548	$15,501
03/19	$14,463	$14,801	$15,943
04/19	$15,125	$15,399	$16,663
05/19	$14,081	$14,417	$15,610
06/19	$15,164	$15,430	$16,682
07/19	$15,436	$15,669	$17,059
08/19	$15,109	$15,382	$16,928
09/19	$15,156	$15,649	$16,930
10/19	$15,607	$15,980	$17,408
11/19	$16,347	$16,584	$18,180
12/19	$16,854	$17,063	$18,729
01/20	$17,227	$17,082	$19,147
02/20	$16,075	$15,686	$17,843
03/20	$14,735	$13,613	$16,088
04/20	$16,791	$15,412	$18,468
05/20	$17,889	$16,225	$19,708
06/20	$18,606	$16,584	$20,567
07/20	$19,751	$17,555	$22,149
08/20	$21,324	$18,843	$24,434
09/20	$20,335	$18,155	$23,285
10/20	$19,899	$17,717	$22,494
11/20	$21,908	$19,803	$24,797
12/20	$22,679	$20,640	$25,938
01/21	$22,617	$20,470	$25,746
02/21	$23,107	$21,064	$25,740
03/21	$23,629	$21,861	$26,182
04/21	$25,241	$23,037	$27,963
05/21	$24,961	$23,147	$27,577
06/21	$26,636	$23,727	$29,307
07/21	$27,461	$24,220	$30,273
08/21	$28,481	$24,921	$31,404
09/21	$26,659	$23,776	$29,646
10/21	$28,629	$25,426	$32,213
11/21	$28,637	$25,085	$32,410
12/21	$29,151	$26,101	$33,096
01/22	$26,768	$24,629	$30,255
02/22	$25,343	$23,953	$28,970
03/22	$26,238	$24,762	$30,103
04/22	$23,154	$22,554	$26,468
05/22	$22,430	$22,520	$25,853
06/22	$20,498	$20,634	$23,805
07/22	$22,741	$22,556	$26,662
08/22	$21,565	$21,690	$25,420
09/22	$19,455	$19,683	$22,949
10/22	$20,623	$21,261	$24,290
11/22	$21,425	$22,412	$25,397
12/22	$19,984	$21,108	$23,453
01/23	$21,565	$22,524	$25,407
02/23	$21,020	$21,988	$25,106
03/23	$22,593	$22,683	$26,822
04/23	$22,921	$22,964	$27,086
05/23	$24,307	$23,071	$28,321
06/23	$26,020	$24,629	$30,258
07/23	$26,713	$25,476	$31,277
08/23	$26,449	$25,031	$30,996
09/23	$24,899	$23,854	$29,310
10/23	$24,844	$23,278	$28,893
11/23	$27,539	$25,452	$32,043
12/23	$28,567	$26,708	$33,462
01/24	$29,548	$27,081	$34,296
02/24	$31,301	$28,543	$36,636
03/24	$31,713	$29,458	$37,281
04/24	$30,506	$28,205	$35,700
05/24	$32,617	$29,533	$37,837
06/24	$34,720	$30,510	$40,388
07/24	$33,917	$30,954	$39,701
08/24	$34,766	$31,688	$40,528
09/24	$35,537	$32,366	$41,677
10/24	$35,195	$32,139	$41,539
11/24	$37,352	$34,209	$44,233
12/24	$37,477	$33,255	$44,623
01/25	$38,232	$34,313	$45,506
02/25	$37,009	$33,713	$43,871
03/25	$33,364	$31,762	$40,175
04/25	$34,151	$31,573	$40,887
05/25	$36,846	$33,589	$44,505
06/25	$39,221	$35,290	$47,342
07/25	$40,685	$36,074	$49,129
08/25	$41,059	$36,833	$49,679
09/25	$42,640	$38,110	$52,318
10/25	$44,540	$38,932	$54,218
11/25	$44,034	$39,027	$53,236
12/25	$43,466	$39,030	$52,906

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	15.98	13.90	15.83
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Growth Index	18.56	15.32	18.13

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,741,172,071
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 17,480,982
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,741,172,071
Total number of portfolio holdings	48
Management services fees (represents 0.68% of Fund average net assets)	$17,480,982
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Semiconductors	19.1%
Systems Software	15.3%
Technology Hardware, Storage & Peripherals	10.6%
Application Software	2.4%
Communications Equipment	1.2%
Other	0.7%

Equity Sector Allocation

Information Technology	49.3%
Communication Services	14.6%
Consumer Discretionary	13.9%
Health Care	8.5%
Financials	6.0%
Industrials	4.1%
Consumer Staples	2.6%
Real Estate	0.7%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	13.0%
Apple, Inc.	10.6%
Microsoft Corp.	10.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	5.1%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	2.9%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Cornerstone Growth Fund. This change will become effective May 1, 2026.

Material Fund Change Name [Text Block]	On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Cornerstone Growth Fund. This change will become effective May 1, 2026.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000098158
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Index Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, health care, and communication services sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller allocations to the consumer discretionary and real estate sectors and larger allocations to the communication services sector buoyed the Fund’s relative results during the annual period.

Individual holdings | Positions in Alphabet, the holding company of Google and its subsidiaries; JPMorgan Chase, a multi-national financial services company; Citigroup, a global financial services company; Amazon.com, a global technology and commerce company; and Salesforce, a cloud software company specializing in customer relationship management, were among the top relative contributors to Fund performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings to the consumer staples, financials and health care sectors modestly detracted from relative results.

Individual holdings | Fund positions in Apple, a technology company specializing in consumer electronics, software, and online services; NVIDIA, a semiconductor company; Broadcom, a semiconductor company; Home Depot, one of the world’s largest home improvement retailers; and Newmont, a gold mining company, were among the top relative detractors from the Fund’s performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Large Cap Index Fund Class 1 ($38,712)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,503	$9,504
02/16	$9,483	$9,491
03/16	$10,124	$10,135
04/16	$10,164	$10,174
05/16	$10,347	$10,357
06/16	$10,366	$10,384
07/16	$10,746	$10,766
08/16	$10,759	$10,782
09/16	$10,759	$10,784
10/16	$10,556	$10,587
11/16	$10,948	$10,979
12/16	$11,158	$11,196
01/17	$11,367	$11,408
02/17	$11,818	$11,861
03/17	$11,825	$11,875
04/17	$11,942	$11,997
05/17	$12,112	$12,166
06/17	$12,184	$12,242
07/17	$12,433	$12,494
08/17	$12,466	$12,532
09/17	$12,721	$12,790
10/17	$13,015	$13,089
11/17	$13,407	$13,490
12/17	$13,551	$13,640
01/18	$14,330	$14,421
02/18	$13,793	$13,890
03/18	$13,440	$13,537
04/18	$13,486	$13,589
05/18	$13,813	$13,916
06/18	$13,891	$14,002
07/18	$14,408	$14,523
08/18	$14,872	$14,996
09/18	$14,951	$15,081
10/18	$13,924	$14,050
11/18	$14,205	$14,337
12/18	$12,917	$13,042
01/19	$13,950	$14,087
02/19	$14,395	$14,540
03/19	$14,670	$14,822
04/19	$15,265	$15,422
05/19	$14,290	$14,442
06/19	$15,291	$15,460
07/19	$15,507	$15,682
08/19	$15,258	$15,434
09/19	$15,540	$15,723
10/19	$15,873	$16,063
11/19	$16,449	$16,646
12/19	$16,939	$17,149
01/20	$16,933	$17,142
02/20	$15,533	$15,731
03/20	$13,617	$13,788
04/20	$15,350	$15,555
05/20	$16,076	$16,296
06/20	$16,390	$16,620
07/20	$17,312	$17,558
08/20	$18,548	$18,820
09/20	$17,842	$18,105
10/20	$17,364	$17,623
11/20	$19,261	$19,552
12/20	$19,993	$20,304
01/21	$19,784	$20,099
02/21	$20,327	$20,653
03/21	$21,216	$21,558
04/21	$22,341	$22,708
05/21	$22,492	$22,867
06/21	$23,015	$23,401
07/21	$23,558	$23,956
08/21	$24,271	$24,685
09/21	$23,133	$23,537
10/21	$24,748	$25,186
11/21	$24,572	$25,011
12/21	$25,670	$26,132
01/22	$24,336	$24,780
02/22	$23,604	$24,038
03/22	$24,474	$24,931
04/22	$22,335	$22,757
05/22	$22,368	$22,798
06/22	$20,517	$20,916
07/22	$22,400	$22,845
08/22	$21,485	$21,913
09/22	$19,503	$19,895
10/22	$21,079	$21,506
11/22	$22,250	$22,708
12/22	$20,961	$21,399
01/23	$22,276	$22,744
02/23	$21,727	$22,189
03/23	$22,518	$23,004
04/23	$22,865	$23,363
05/23	$22,956	$23,464
06/23	$24,474	$25,015
07/23	$25,252	$25,818
08/23	$24,840	$25,407
09/23	$23,656	$24,196
10/23	$23,152	$23,687
11/23	$25,258	$25,850
12/23	$26,403	$27,025
01/24	$26,841	$27,479
02/24	$28,267	$28,946
03/24	$29,169	$29,878
04/24	$27,973	$28,657
05/24	$29,353	$30,078
06/24	$30,405	$31,157
07/24	$30,765	$31,537
08/24	$31,504	$32,302
09/24	$32,171	$32,992
10/24	$31,870	$32,692
11/24	$33,741	$34,611
12/24	$32,923	$33,786
01/25	$33,839	$34,727
02/25	$33,388	$34,274
03/25	$31,498	$32,343
04/25	$31,275	$32,124
05/25	$33,237	$34,146
06/25	$34,918	$35,882
07/25	$35,697	$36,687
08/25	$36,416	$37,431
09/25	$37,737	$38,797
10/25	$38,607	$39,706
11/25	$38,698	$39,803
12/25	$38,712	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	17.58	14.13	14.49
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,459,232,907
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 4,611,776
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,459,232,907
Total number of portfolio holdings	505
Management services fees (represents 0.20% of Fund average net assets)	$4,611,776
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	34.0%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Other	1.8%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%

Material Fund Change [Text Block]
C000098159
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Index Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, health care, and communication services sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller allocations to the consumer discretionary and real estate sectors and larger allocations to the communication services sector buoyed the Fund’s relative results during the annual period.

Individual holdings | Positions in Alphabet, the holding company of Google and its subsidiaries; JPMorgan Chase, a multi-national financial services company; Citigroup, a global financial services company; Amazon.com, a global technology and commerce company; and Salesforce, a cloud software company specializing in customer relationship management, were among the top relative contributors to Fund performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings to the consumer staples, financials and health care sectors modestly detracted from relative results.

Individual holdings | Fund positions in Apple, a technology company specializing in consumer electronics, software, and online services; NVIDIA, a semiconductor company; Broadcom, a semiconductor company; Home Depot, one of the world’s largest home improvement retailers; and Newmont, a gold mining company, were among the top relative detractors from the Fund’s performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Large Cap Index Fund Class 2 ($37,758)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,497	$9,504
02/16	$9,484	$9,491
03/16	$10,119	$10,135
04/16	$10,159	$10,174
05/16	$10,331	$10,357
06/16	$10,357	$10,384
07/16	$10,734	$10,766
08/16	$10,741	$10,782
09/16	$10,741	$10,784
10/16	$10,536	$10,587
11/16	$10,926	$10,979
12/16	$11,131	$11,196
01/17	$11,343	$11,408
02/17	$11,786	$11,861
03/17	$11,792	$11,875
04/17	$11,905	$11,997
05/17	$12,070	$12,166
06/17	$12,136	$12,242
07/17	$12,381	$12,494
08/17	$12,414	$12,532
09/17	$12,665	$12,790
10/17	$12,956	$13,089
11/17	$13,347	$13,490
12/17	$13,492	$13,640
01/18	$14,253	$14,421
02/18	$13,724	$13,890
03/18	$13,366	$13,537
04/18	$13,413	$13,589
05/18	$13,730	$13,916
06/18	$13,810	$14,002
07/18	$14,312	$14,523
08/18	$14,775	$14,996
09/18	$14,855	$15,081
10/18	$13,829	$14,050
11/18	$14,107	$14,337
12/18	$12,824	$13,042
01/19	$13,843	$14,087
02/19	$14,286	$14,540
03/19	$14,557	$14,822
04/19	$15,139	$15,422
05/19	$14,173	$14,442
06/19	$15,165	$15,460
07/19	$15,377	$15,682
08/19	$15,126	$15,434
09/19	$15,397	$15,723
10/19	$15,728	$16,063
11/19	$16,290	$16,646
12/19	$16,772	$17,149
01/20	$16,759	$17,142
02/20	$15,377	$15,731
03/20	$13,472	$13,788
04/20	$15,185	$15,555
05/20	$15,899	$16,296
06/20	$16,204	$16,620
07/20	$17,116	$17,558
08/20	$18,340	$18,820
09/20	$17,632	$18,105
10/20	$17,156	$17,623
11/20	$19,028	$19,552
12/20	$19,749	$20,304
01/21	$19,537	$20,099
02/21	$20,073	$20,653
03/21	$20,939	$21,558
04/21	$22,050	$22,708
05/21	$22,196	$22,867
06/21	$22,705	$23,401
07/21	$23,234	$23,956
08/21	$23,929	$24,685
09/21	$22,804	$23,537
10/21	$24,398	$25,186
11/21	$24,213	$25,011
12/21	$25,291	$26,132
01/22	$23,968	$24,780
02/22	$23,241	$24,038
03/22	$24,094	$24,931
04/22	$21,984	$22,757
05/22	$22,017	$22,798
06/22	$20,185	$20,916
07/22	$22,037	$22,845
08/22	$21,131	$21,913
09/22	$19,180	$19,895
10/22	$20,721	$21,506
11/22	$21,872	$22,708
12/22	$20,602	$21,399
01/23	$21,885	$22,744
02/23	$21,343	$22,189
03/23	$22,116	$23,004
04/23	$22,454	$23,363
05/23	$22,540	$23,464
06/23	$24,021	$25,015
07/23	$24,782	$25,818
08/23	$24,378	$25,407
09/23	$23,201	$24,196
10/23	$22,705	$23,687
11/23	$24,769	$25,850
12/23	$25,886	$27,025
01/24	$26,310	$27,479
02/24	$27,698	$28,946
03/24	$28,585	$29,878
04/24	$27,401	$28,657
05/24	$28,750	$30,078
06/24	$29,769	$31,157
07/24	$30,119	$31,537
08/24	$30,833	$32,302
09/24	$31,481	$32,992
10/24	$31,184	$32,692
11/24	$33,003	$34,611
12/24	$32,202	$33,786
01/25	$33,082	$34,727
02/25	$32,639	$34,274
03/25	$30,780	$32,343
04/25	$30,556	$32,124
05/25	$32,474	$34,146
06/25	$34,107	$35,882
07/25	$34,861	$36,687
08/25	$35,549	$37,431
09/25	$36,832	$38,797
10/25	$37,679	$39,706
11/25	$37,758	$39,803
12/25	$37,758	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	17.25	13.84	14.21
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,459,232,907
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 4,611,776
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,459,232,907
Total number of portfolio holdings	505
Management services fees (represents 0.20% of Fund average net assets)	$4,611,776
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	34.0%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Other	1.8%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%

Material Fund Change [Text Block]
C000055685
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Index Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, health care, and communication services sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller allocations to the consumer discretionary and real estate sectors and larger allocations to the communication services sector buoyed the Fund’s relative results during the annual period.

Individual holdings | Positions in Alphabet, the holding company of Google and its subsidiaries; JPMorgan Chase, a multi-national financial services company; Citigroup, a global financial services company; Amazon.com, a global technology and commerce company; and Salesforce, a cloud software company specializing in customer relationship management, were among the top relative contributors to Fund performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings to the consumer staples, financials and health care sectors modestly detracted from relative results.

Individual holdings | Fund positions in Apple, a technology company specializing in consumer electronics, software, and online services; NVIDIA, a semiconductor company; Broadcom, a semiconductor company; Home Depot, one of the world’s largest home improvement retailers; and Newmont, a gold mining company, were among the top relative detractors from the Fund’s performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Large Cap Index Fund Class 3 ($38,238)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,500	$9,504
02/16	$9,487	$9,491
03/16	$10,125	$10,135
04/16	$10,164	$10,174
05/16	$10,342	$10,357
06/16	$10,362	$10,384
07/16	$10,743	$10,766
08/16	$10,750	$10,782
09/16	$10,750	$10,784
10/16	$10,552	$10,587
11/16	$10,940	$10,979
12/16	$11,151	$11,196
01/17	$11,354	$11,408
02/17	$11,801	$11,861
03/17	$11,808	$11,875
04/17	$11,926	$11,997
05/17	$12,091	$12,166
06/17	$12,163	$12,242
07/17	$12,406	$12,494
08/17	$12,439	$12,532
09/17	$12,696	$12,790
10/17	$12,985	$13,089
11/17	$13,379	$13,490
12/17	$13,524	$13,640
01/18	$14,293	$14,421
02/18	$13,761	$13,890
03/18	$13,406	$13,537
04/18	$13,452	$13,589
05/18	$13,774	$13,916
06/18	$13,853	$14,002
07/18	$14,366	$14,523
08/18	$14,826	$14,996
09/18	$14,905	$15,081
10/18	$13,879	$14,050
11/18	$14,155	$14,337
12/18	$12,873	$13,042
01/19	$13,899	$14,087
02/19	$14,339	$14,540
03/19	$14,615	$14,822
04/19	$15,201	$15,422
05/19	$14,234	$14,442
06/19	$15,233	$15,460
07/19	$15,444	$15,682
08/19	$15,194	$15,434
09/19	$15,477	$15,723
10/19	$15,805	$16,063
11/19	$16,371	$16,646
12/19	$16,864	$17,149
01/20	$16,851	$17,142
02/20	$15,457	$15,731
03/20	$13,544	$13,788
04/20	$15,273	$15,555
05/20	$15,989	$16,296
06/20	$16,298	$16,620
07/20	$17,212	$17,558
08/20	$18,448	$18,820
09/20	$17,738	$18,105
10/20	$17,258	$17,623
11/20	$19,145	$19,552
12/20	$19,875	$20,304
01/21	$19,665	$20,099
02/21	$20,204	$20,653
03/21	$21,085	$21,558
04/21	$22,202	$22,708
05/21	$22,347	$22,867
06/21	$22,860	$23,401
07/21	$23,399	$23,956
08/21	$24,103	$24,685
09/21	$22,972	$23,537
10/21	$24,576	$25,186
11/21	$24,398	$25,011
12/21	$25,483	$26,132
01/22	$24,155	$24,780
02/22	$23,425	$24,038
03/22	$24,287	$24,931
04/22	$22,163	$22,757
05/22	$22,196	$22,798
06/22	$20,355	$20,916
07/22	$22,222	$22,845
08/22	$21,308	$21,913
09/22	$19,343	$19,895
10/22	$20,901	$21,506
11/22	$22,058	$22,708
12/22	$20,782	$21,399
01/23	$22,084	$22,744
02/23	$21,538	$22,189
03/23	$22,321	$23,004
04/23	$22,663	$23,363
05/23	$22,755	$23,464
06/23	$24,247	$25,015
07/23	$25,016	$25,818
08/23	$24,609	$25,407
09/23	$23,432	$24,196
10/23	$22,932	$23,687
11/23	$25,016	$25,850
12/23	$26,147	$27,025
01/24	$26,575	$27,479
02/24	$27,988	$28,946
03/24	$28,882	$29,878
04/24	$27,692	$28,657
05/24	$29,053	$30,078
06/24	$30,092	$31,157
07/24	$30,447	$31,537
08/24	$31,170	$32,302
09/24	$31,828	$32,992
10/24	$31,532	$32,692
11/24	$33,373	$34,611
12/24	$32,564	$33,786
01/25	$33,465	$34,727
02/25	$33,018	$34,274
03/25	$31,144	$32,343
04/25	$30,920	$32,124
05/25	$32,860	$34,146
06/25	$34,517	$35,882
07/25	$35,279	$36,687
08/25	$35,983	$37,431
09/25	$37,285	$38,797
10/25	$38,146	$39,706
11/25	$38,231	$39,803
12/25	$38,238	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	17.43	13.98	14.35
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,459,232,907
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 4,611,776
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,459,232,907
Total number of portfolio holdings	505
Management services fees (represents 0.20% of Fund average net assets)	$4,611,776
Portfolio turnover for the reporting period	3%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	34.0%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Other	1.8%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%

Material Fund Change [Text Block]
C000088763
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Overseas Core Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$95	0.80%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, consumer discretionary and financials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller average allocations to the communication services and real estate sectors buoyed relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Societe Generale, a French bank; Samsung Electronics, a South Korean technology conglomerate; Pan American Silver, a Canadian silver miner; and National Bank of Greece, a Greek bank, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer staples, communication services and real estate sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller average weightings in the financials, industrials and utilities sectors and a larger average weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Fund positions in Primo Brands, a North American beverage company; Burford Capital, a British litigation finance provider; Check Point Software Technologies, an Israeli cybersecurity company; Otsuka Corporation, a Japanese IT support services company; and Parade Technologies, a semiconductor company, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Overseas Core Fund Class 1 ($21,233)	MSCI EAFE Index (Net) ($21,959)
12/15	$10,000	$10,000
01/16	$9,301	$9,277
02/16	$8,846	$9,107
03/16	$9,469	$9,699
04/16	$9,573	$9,980
05/16	$9,647	$9,890
06/16	$9,159	$9,558
07/16	$9,553	$10,042
08/16	$9,501	$10,049
09/16	$9,624	$10,173
10/16	$9,310	$9,965
11/16	$9,131	$9,766
12/16	$9,400	$10,100
01/17	$9,617	$10,393
02/17	$9,721	$10,542
03/17	$9,934	$10,832
04/17	$10,312	$11,107
05/17	$10,742	$11,515
06/17	$10,755	$11,495
07/17	$11,113	$11,826
08/17	$11,136	$11,822
09/17	$11,476	$12,116
10/17	$11,690	$12,300
11/17	$11,743	$12,429
12/17	$11,987	$12,628
01/18	$12,613	$13,262
02/18	$12,002	$12,663
03/18	$12,015	$12,435
04/18	$12,046	$12,719
05/18	$11,814	$12,433
06/18	$11,580	$12,281
07/18	$11,682	$12,584
08/18	$11,416	$12,341
09/18	$11,570	$12,448
10/18	$10,699	$11,457
11/18	$10,692	$11,442
12/18	$9,993	$10,887
01/19	$10,935	$11,602
02/19	$11,233	$11,898
03/19	$11,262	$11,973
04/19	$11,531	$12,310
05/19	$10,796	$11,719
06/19	$11,420	$12,414
07/19	$11,234	$12,256
08/19	$11,141	$11,939
09/19	$11,445	$12,281
10/19	$11,865	$12,722
11/19	$12,126	$12,866
12/19	$12,539	$13,284
01/20	$12,221	$13,006
02/20	$11,238	$11,831
03/20	$9,230	$10,252
04/20	$10,248	$10,914
05/20	$10,908	$11,389
06/20	$11,267	$11,777
07/20	$11,564	$12,051
08/20	$12,082	$12,671
09/20	$11,826	$12,342
10/20	$11,326	$11,849
11/20	$12,962	$13,686
12/20	$13,682	$14,322
01/21	$13,528	$14,169
02/21	$13,981	$14,487
03/21	$14,560	$14,820
04/21	$14,908	$15,266
05/21	$15,334	$15,764
06/21	$14,917	$15,587
07/21	$14,986	$15,704
08/21	$15,444	$15,981
09/21	$15,065	$15,517
10/21	$15,195	$15,899
11/21	$14,416	$15,159
12/21	$15,045	$15,935
01/22	$14,676	$15,165
02/22	$14,297	$14,897
03/22	$14,081	$14,993
04/22	$13,147	$14,023
05/22	$13,468	$14,128
06/22	$12,128	$12,817
07/22	$12,586	$13,456
08/22	$12,204	$12,817
09/22	$10,972	$11,618
10/22	$11,637	$12,242
11/22	$12,990	$13,621
12/22	$12,837	$13,632
01/23	$13,786	$14,736
02/23	$13,360	$14,429
03/23	$13,666	$14,786
04/23	$13,989	$15,204
05/23	$13,332	$14,560
06/23	$13,833	$15,223
07/23	$14,300	$15,715
08/23	$14,022	$15,113
09/23	$13,633	$14,597
10/23	$13,132	$14,005
11/23	$14,100	$15,305
12/23	$14,845	$16,118
01/24	$14,645	$16,211
02/24	$14,656	$16,508
03/24	$15,184	$17,051
04/24	$14,835	$16,614
05/24	$15,601	$17,258
06/24	$15,240	$16,979
07/24	$15,845	$17,477
08/24	$16,345	$18,046
09/24	$16,589	$18,212
10/24	$15,845	$17,222
11/24	$15,915	$17,124
12/24	$15,357	$16,735
01/25	$16,066	$17,614
02/25	$16,391	$17,956
03/25	$16,782	$17,883
04/25	$17,447	$18,702
05/25	$18,171	$19,558
06/25	$19,037	$19,989
07/25	$18,812	$19,708
08/25	$19,797	$20,549
09/25	$20,283	$20,942
10/25	$20,390	$21,188
11/25	$20,699	$21,320
12/25	$21,233	$21,959

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	38.26	9.19	7.82
MSCI EAFE Index (Net)	31.22	8.92	8.18
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 3,874,168,368
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 28,552,122
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,874,168,368
Total number of portfolio holdings	156
Management services fees (represents 0.75% of Fund average net assets)	$28,552,122
Portfolio turnover for the reporting period	57%

Holdings [Text Block]

Geographic Allocation

Japan	23.5%
Netherlands	8.4%
United Kingdom	8.0%
United States	7.0%
France	6.3%
Australia	3.9%
Canada	3.8%
Greece	3.2%
Germany	3.1%
Italy	3.0%
Other	29.4%

Equity Sector Allocation

Financials	21.4%
Information Technology	13.3%
Industrials	13.1%
Consumer Discretionary	11.8%
Health Care	10.1%
Consumer Staples	9.5%
Materials	7.2%
Energy	7.1%
Communication Services	2.4%
Utilities	1.5%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

AstraZeneca PLC, ADR	2.4%
ING Groep NV	2.4%
Prosus NV, Class N	2.0%
Ping An Insurance Group Co. of China Ltd., Class H	2.0%
Check Point Software Technologies Ltd.	1.9%
Northern Star Resources Ltd.	1.9%
National Bank of Greece SA	1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.8%
Powszechna Kasa Oszczednosci Bank Polski SA	1.8%
Shell PLC	1.8%

Material Fund Change [Text Block]
C000088764
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Overseas Core Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$125	1.05%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, consumer discretionary and financials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller average allocations to the communication services and real estate sectors buoyed relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Societe Generale, a French bank; Samsung Electronics, a South Korean technology conglomerate; Pan American Silver, a Canadian silver miner; and National Bank of Greece, a Greek bank, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer staples, communication services and real estate sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller average weightings in the financials, industrials and utilities sectors and a larger average weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Fund positions in Primo Brands, a North American beverage company; Burford Capital, a British litigation finance provider; Check Point Software Technologies, an Israeli cybersecurity company; Otsuka Corporation, a Japanese IT support services company; and Parade Technologies, a semiconductor company, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Overseas Core Fund Class 2 ($20,701)	MSCI EAFE Index (Net) ($21,959)
12/15	$10,000	$10,000
01/16	$9,306	$9,277
02/16	$8,841	$9,107
03/16	$9,462	$9,699
04/16	$9,558	$9,980
05/16	$9,632	$9,890
06/16	$9,152	$9,558
07/16	$9,540	$10,042
08/16	$9,480	$10,049
09/16	$9,605	$10,173
10/16	$9,283	$9,965
11/16	$9,103	$9,766
12/16	$9,373	$10,100
01/17	$9,582	$10,393
02/17	$9,695	$10,542
03/17	$9,901	$10,832
04/17	$10,272	$11,107
05/17	$10,703	$11,515
06/17	$10,710	$11,495
07/17	$11,060	$11,826
08/17	$11,083	$11,822
09/17	$11,424	$12,116
10/17	$11,630	$12,300
11/17	$11,684	$12,429
12/17	$11,920	$12,628
01/18	$12,546	$13,262
02/18	$11,936	$12,663
03/18	$11,940	$12,435
04/18	$11,971	$12,719
05/18	$11,740	$12,433
06/18	$11,507	$12,281
07/18	$11,608	$12,584
08/18	$11,335	$12,341
09/18	$11,489	$12,448
10/18	$10,621	$11,457
11/18	$10,613	$11,442
12/18	$9,916	$10,887
01/19	$10,848	$11,602
02/19	$11,145	$11,898
03/19	$11,161	$11,973
04/19	$11,428	$12,310
05/19	$10,704	$11,719
06/19	$11,319	$12,414
07/19	$11,133	$12,256
08/19	$11,040	$11,939
09/19	$11,328	$12,281
10/19	$11,746	$12,722
11/19	$12,006	$12,866
12/19	$12,410	$13,284
01/20	$12,093	$13,006
02/20	$11,115	$11,831
03/20	$9,134	$10,252
04/20	$10,138	$10,914
05/20	$10,786	$11,389
06/20	$11,129	$11,777
07/20	$11,425	$12,051
08/20	$11,931	$12,671
09/20	$11,687	$12,342
10/20	$11,181	$11,849
11/20	$12,797	$13,686
12/20	$13,505	$14,322
01/21	$13,352	$14,169
02/21	$13,793	$14,487
03/21	$14,369	$14,820
04/21	$14,704	$15,266
05/21	$15,127	$15,764
06/21	$14,704	$15,587
07/21	$14,773	$15,704
08/21	$15,227	$15,981
09/21	$14,841	$15,517
10/21	$14,969	$15,899
11/21	$14,198	$15,159
12/21	$14,821	$15,935
01/22	$14,455	$15,165
02/22	$14,069	$14,897
03/22	$13,866	$14,993
04/22	$12,940	$14,023
05/22	$13,249	$14,128
06/22	$11,920	$12,817
07/22	$12,374	$13,456
08/22	$11,996	$12,817
09/22	$10,784	$11,618
10/22	$11,444	$12,242
11/22	$12,764	$13,621
12/22	$12,612	$13,632
01/23	$13,543	$14,736
02/23	$13,110	$14,429
03/23	$13,423	$14,786
04/23	$13,731	$15,204
05/23	$13,093	$14,560
06/23	$13,566	$15,223
07/23	$14,028	$15,715
08/23	$13,742	$15,113
09/23	$13,368	$14,597
10/23	$12,873	$14,005
11/23	$13,819	$15,305
12/23	$14,545	$16,118
01/24	$14,347	$16,211
02/24	$14,347	$16,508
03/24	$14,868	$17,051
04/24	$14,524	$16,614
05/24	$15,269	$17,258
06/24	$14,913	$16,979
07/24	$15,498	$17,477
08/24	$15,992	$18,046
09/24	$16,233	$18,212
10/24	$15,498	$17,222
11/24	$15,556	$17,124
12/24	$15,005	$16,735
01/25	$15,705	$17,614
02/25	$16,015	$17,956
03/25	$16,397	$17,883
04/25	$17,040	$18,702
05/25	$17,742	$19,558
06/25	$18,584	$19,989
07/25	$18,362	$19,708
08/25	$19,309	$20,549
09/25	$19,789	$20,942
10/25	$19,894	$21,188
11/25	$20,186	$21,320
12/25	$20,701	$21,959

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	37.96	8.92	7.55
MSCI EAFE Index (Net)	31.22	8.92	8.18
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 3,874,168,368
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 28,552,122
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,874,168,368
Total number of portfolio holdings	156
Management services fees (represents 0.75% of Fund average net assets)	$28,552,122
Portfolio turnover for the reporting period	57%

Holdings [Text Block]

Geographic Allocation

Japan	23.5%
Netherlands	8.4%
United Kingdom	8.0%
United States	7.0%
France	6.3%
Australia	3.9%
Canada	3.8%
Greece	3.2%
Germany	3.1%
Italy	3.0%
Other	29.4%

Equity Sector Allocation

Financials	21.4%
Information Technology	13.3%
Industrials	13.1%
Consumer Discretionary	11.8%
Health Care	10.1%
Consumer Staples	9.5%
Materials	7.2%
Energy	7.1%
Communication Services	2.4%
Utilities	1.5%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

AstraZeneca PLC, ADR	2.4%
ING Groep NV	2.4%
Prosus NV, Class N	2.0%
Ping An Insurance Group Co. of China Ltd., Class H	2.0%
Check Point Software Technologies Ltd.	1.9%
Northern Star Resources Ltd.	1.9%
National Bank of Greece SA	1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.8%
Powszechna Kasa Oszczednosci Bank Polski SA	1.8%
Shell PLC	1.8%

Material Fund Change [Text Block]
C000055680
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Overseas Core Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$109	0.92%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, consumer discretionary and financials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller average allocations to the communication services and real estate sectors buoyed relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Societe Generale, a French bank; Samsung Electronics, a South Korean technology conglomerate; Pan American Silver, a Canadian silver miner; and National Bank of Greece, a Greek bank, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer staples, communication services and real estate sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller average weightings in the financials, industrials and utilities sectors and a larger average weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Fund positions in Primo Brands, a North American beverage company; Burford Capital, a British litigation finance provider; Check Point Software Technologies, an Israeli cybersecurity company; Otsuka Corporation, a Japanese IT support services company; and Parade Technologies, a semiconductor company, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Overseas Core Fund Class 3 ($20,968)	MSCI EAFE Index (Net) ($21,959)
12/15	$10,000	$10,000
01/16	$9,308	$9,277
02/16	$8,851	$9,107
03/16	$9,473	$9,699
04/16	$9,569	$9,980
05/16	$9,643	$9,890
06/16	$9,159	$9,558
07/16	$9,554	$10,042
08/16	$9,494	$10,049
09/16	$9,621	$10,173
10/16	$9,300	$9,965
11/16	$9,120	$9,766
12/16	$9,390	$10,100
01/17	$9,606	$10,393
02/17	$9,711	$10,542
03/17	$9,920	$10,832
04/17	$10,298	$11,107
05/17	$10,729	$11,515
06/17	$10,738	$11,495
07/17	$11,089	$11,826
08/17	$11,119	$11,822
09/17	$11,456	$12,116
10/17	$11,670	$12,300
11/17	$11,723	$12,429
12/17	$11,959	$12,628
01/18	$12,585	$13,262
02/18	$11,975	$12,663
03/18	$11,987	$12,435
04/18	$12,011	$12,719
05/18	$11,787	$12,433
06/18	$11,550	$12,281
07/18	$11,651	$12,584
08/18	$11,378	$12,341
09/18	$11,536	$12,448
10/18	$10,667	$11,457
11/18	$10,659	$11,442
12/18	$9,962	$10,887
01/19	$10,894	$11,602
02/19	$11,192	$11,898
03/19	$11,214	$11,973
04/19	$11,482	$12,310
05/19	$10,756	$11,719
06/19	$11,375	$12,414
07/19	$11,190	$12,256
08/19	$11,097	$11,939
09/19	$11,388	$12,281
10/19	$11,816	$12,722
11/19	$12,067	$12,866
12/19	$12,485	$13,284
01/20	$12,158	$13,006
02/20	$11,188	$11,831
03/20	$9,185	$10,252
04/20	$10,200	$10,914
05/20	$10,858	$11,389
06/20	$11,200	$11,777
07/20	$11,496	$12,051
08/20	$12,013	$12,671
09/20	$11,763	$12,342
10/20	$11,255	$11,849
11/20	$12,885	$13,686
12/20	$13,599	$14,322
01/21	$13,445	$14,169
02/21	$13,896	$14,487
03/21	$14,469	$14,820
04/21	$14,815	$15,266
05/21	$15,239	$15,764
06/21	$14,819	$15,587
07/21	$14,889	$15,704
08/21	$15,344	$15,981
09/21	$14,962	$15,517
10/21	$15,091	$15,899
11/21	$14,316	$15,159
12/21	$14,942	$15,935
01/22	$14,575	$15,165
02/22	$14,187	$14,897
03/22	$13,978	$14,993
04/22	$13,048	$14,023
05/22	$13,358	$14,128
06/22	$12,025	$12,817
07/22	$12,492	$13,456
08/22	$12,101	$12,817
09/22	$10,875	$11,618
10/22	$11,547	$12,242
11/22	$12,882	$13,621
12/22	$12,730	$13,632
01/23	$13,675	$14,736
02/23	$13,240	$14,429
03/23	$13,550	$14,786
04/23	$13,871	$15,204
05/23	$13,218	$14,560
06/23	$13,705	$15,223
07/23	$14,169	$15,715
08/23	$13,893	$15,113
09/23	$13,506	$14,597
10/23	$13,008	$14,005
11/23	$13,970	$15,305
12/23	$14,699	$16,118
01/24	$14,501	$16,211
02/24	$14,512	$16,508
03/24	$15,031	$17,051
04/24	$14,685	$16,614
05/24	$15,434	$17,258
06/24	$15,087	$16,979
07/24	$15,676	$17,477
08/24	$16,172	$18,046
09/24	$16,415	$18,212
10/24	$15,676	$17,222
11/24	$15,745	$17,124
12/24	$15,191	$16,735
01/25	$15,895	$17,614
02/25	$16,219	$17,956
03/25	$16,600	$17,883
04/25	$17,247	$18,702
05/25	$17,966	$19,558
06/25	$18,825	$19,989
07/25	$18,601	$19,708
08/25	$19,567	$20,549
09/25	$20,038	$20,942
10/25	$20,155	$21,188
11/25	$20,461	$21,320
12/25	$20,968	$21,959

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3Footnote Reference(a)	38.03	9.05	7.69
MSCI EAFE Index (Net)	31.22	8.92	8.18
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 3,874,168,368
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 28,552,122
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,874,168,368
Total number of portfolio holdings	156
Management services fees (represents 0.75% of Fund average net assets)	$28,552,122
Portfolio turnover for the reporting period	57%

Holdings [Text Block]

Geographic Allocation

Japan	23.5%
Netherlands	8.4%
United Kingdom	8.0%
United States	7.0%
France	6.3%
Australia	3.9%
Canada	3.8%
Greece	3.2%
Germany	3.1%
Italy	3.0%
Other	29.4%

Equity Sector Allocation

Financials	21.4%
Information Technology	13.3%
Industrials	13.1%
Consumer Discretionary	11.8%
Health Care	10.1%
Consumer Staples	9.5%
Materials	7.2%
Energy	7.1%
Communication Services	2.4%
Utilities	1.5%
Other	1.3%

Largest Holdings [Text Block]

Top Holdings

AstraZeneca PLC, ADR	2.4%
ING Groep NV	2.4%
Prosus NV, Class N	2.0%
Ping An Insurance Group Co. of China Ltd., Class H	2.0%
Check Point Software Technologies Ltd.	1.9%
Northern Star Resources Ltd.	1.9%
National Bank of Greece SA	1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.8%
Powszechna Kasa Oszczednosci Bank Polski SA	1.8%
Shell PLC	1.8%

Material Fund Change [Text Block]
C000088767
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, health care, and energy sectors all boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the consumer discretionary and real estate sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Barrick Mining Corp, a global gold and copper mining company; Corning, a manufacturer of specialty glass, ceramics, and optical materials; CVS, a healthcare and pharmacy services provider; Applied Materials, a supplier of semiconductor manufacturing equipment; and Citigroup, a multinational banking and financial services corporation, were top contributors to the Fund’s performance during the period.

Top Performance Detractors

Stock selection | Selections in the utilities, communications services, consumer discretionary, and real estate sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight in the energy sector, as well as neutral weights to the industrials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Centene Corp, a managed healthcare and insurance services provider; PG&E, a utility company delivering electricity and natural gas; Constellation Brands, a producer and marketer of beer, wine, and spirits; Teradata Corp, a provider of data analytics and cloud-based solutions; and EPAM Systems, a global IT services and digital transformation company, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 ($32,695)	S&P 500® Index ($39,827)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000
01/16	$9,265	$9,504	$9,483
02/16	$9,271	$9,491	$9,481
03/16	$9,936	$10,135	$10,164
04/16	$10,134	$10,174	$10,377
05/16	$10,327	$10,357	$10,539
06/16	$10,321	$10,384	$10,630
07/16	$10,718	$10,766	$10,938
08/16	$10,887	$10,782	$11,023
09/16	$10,910	$10,784	$11,000
10/16	$10,828	$10,587	$10,829
11/16	$11,698	$10,979	$11,448
12/16	$11,995	$11,196	$11,734
01/17	$12,065	$11,408	$11,818
02/17	$12,532	$11,861	$12,242
03/17	$12,421	$11,875	$12,118
04/17	$12,515	$11,997	$12,095
05/17	$12,526	$12,166	$12,083
06/17	$12,713	$12,242	$12,281
07/17	$12,847	$12,494	$12,444
08/17	$12,795	$12,532	$12,299
09/17	$13,407	$12,790	$12,663
10/17	$13,588	$13,089	$12,755
11/17	$14,230	$13,490	$13,146
12/17	$14,510	$13,640	$13,337
01/18	$15,117	$14,421	$13,853
02/18	$14,300	$13,890	$13,192
03/18	$13,985	$13,537	$12,960
04/18	$14,119	$13,589	$13,002
05/18	$14,236	$13,916	$13,080
06/18	$14,212	$14,002	$13,112
07/18	$14,860	$14,523	$13,631
08/18	$14,901	$14,996	$13,832
09/18	$14,983	$15,081	$13,860
10/18	$13,880	$14,050	$13,142
11/18	$14,113	$14,337	$13,534
12/18	$12,736	$13,042	$12,235
01/19	$13,909	$14,087	$13,187
02/19	$14,183	$14,540	$13,608
03/19	$14,137	$14,822	$13,695
04/19	$14,948	$15,422	$14,181
05/19	$13,477	$14,442	$13,269
06/19	$14,621	$15,460	$14,221
07/19	$14,825	$15,682	$14,339
08/19	$14,172	$15,434	$13,918
09/19	$14,568	$15,723	$14,414
10/19	$14,977	$16,063	$14,616
11/19	$15,578	$16,646	$15,068
12/19	$16,144	$17,149	$15,482
01/20	$15,397	$17,142	$15,149
02/20	$13,915	$15,731	$13,682
03/20	$11,505	$13,788	$11,344
04/20	$13,069	$15,555	$12,619
05/20	$13,425	$16,296	$13,051
06/20	$13,751	$16,620	$12,965
07/20	$14,446	$17,558	$13,477
08/20	$15,105	$18,820	$14,035
09/20	$14,609	$18,105	$13,690
10/20	$14,358	$17,623	$13,510
11/20	$16,610	$19,552	$15,327
12/20	$17,287	$20,304	$15,915
01/21	$17,503	$20,099	$15,769
02/21	$18,711	$20,653	$16,722
03/21	$19,872	$21,558	$17,706
04/21	$20,630	$22,708	$18,414
05/21	$21,505	$22,867	$18,844
06/21	$20,904	$23,401	$18,628
07/21	$20,648	$23,956	$18,777
08/21	$20,788	$24,685	$19,150
09/21	$20,175	$23,537	$18,483
10/21	$21,354	$25,186	$19,422
11/21	$20,595	$25,011	$18,737
12/21	$21,832	$26,132	$19,919
01/22	$21,925	$24,780	$19,455
02/22	$22,252	$24,038	$19,229
03/22	$22,468	$24,931	$19,772
04/22	$21,173	$22,757	$18,657
05/22	$21,674	$22,798	$19,020
06/22	$19,393	$20,916	$17,358
07/22	$20,414	$22,845	$18,509
08/22	$20,058	$21,913	$17,957
09/22	$18,547	$19,895	$16,383
10/22	$20,741	$21,506	$18,063
11/22	$22,386	$22,708	$19,191
12/22	$21,429	$21,399	$18,418
01/23	$22,433	$22,744	$19,372
02/23	$21,663	$22,189	$18,689
03/23	$21,114	$23,004	$18,603
04/23	$21,149	$23,363	$18,883
05/23	$20,280	$23,464	$18,155
06/23	$21,791	$25,015	$19,361
07/23	$22,520	$25,818	$20,042
08/23	$21,546	$25,407	$19,501
09/23	$20,712	$24,196	$18,748
10/23	$20,204	$23,687	$18,087
11/23	$21,412	$25,850	$19,451
12/23	$22,585	$27,025	$20,529
01/24	$22,503	$27,479	$20,550
02/24	$23,016	$28,946	$21,308
03/24	$24,557	$29,878	$22,373
04/24	$23,851	$28,657	$21,418
05/24	$24,948	$30,078	$22,097
06/24	$24,621	$31,157	$21,889
07/24	$25,601	$31,537	$23,008
08/24	$25,846	$32,302	$23,625
09/24	$26,138	$32,992	$23,953
10/24	$25,782	$32,692	$23,689
11/24	$27,095	$34,611	$25,202
12/24	$25,490	$33,786	$23,478
01/25	$26,546	$34,727	$24,565
02/25	$26,552	$34,274	$24,665
03/25	$26,272	$32,343	$23,980
04/25	$25,443	$32,124	$23,249
05/25	$26,779	$34,146	$24,065
06/25	$27,870	$35,882	$24,888
07/25	$27,760	$36,687	$25,031
08/25	$29,242	$37,431	$25,829
09/25	$29,924	$38,797	$26,215
10/25	$30,443	$39,706	$26,330
11/25	$31,470	$39,803	$27,030
12/25	$32,695	$39,827	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	28.27	13.59	12.58
S&P 500® Index	17.88	14.42	14.82
Russell 1000® Value Index	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,376,152,698
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 15,094,205
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,376,152,698
Total number of portfolio holdings	38
Management services fees (represents 0.67% of Fund average net assets)	$15,094,205
Portfolio turnover for the reporting period	31%

Holdings [Text Block]

Equity Sector Allocation

Financials	18.3%
Information Technology	14.3%
Health Care	12.5%
Industrials	12.3%
Energy	9.5%
Materials	6.3%
Utilities	6.0%
Consumer Staples	5.9%
Communication Services	5.9%
Real Estate	3.4%
Other	3.0%

Asset Categories

Common Stocks	97.4%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top Holdings

Verizon Communications, Inc.	3.9%
Freeport-McMoRan, Inc.	3.8%
Boeing Co. (The)	3.4%
American Tower Corp.	3.4%
Salesforce, Inc.	3.4%
AES Corp. (The)	3.2%
Lowe's Companies, Inc.	3.0%
Constellation Brands, Inc., Class A	3.0%
Morgan Stanley	2.9%
EPAM Systems, Inc.	2.9%

Material Fund Change [Text Block]
C000088768
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$107	0.94%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, health care, and energy sectors all boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the consumer discretionary and real estate sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Barrick Mining Corp, a global gold and copper mining company; Corning, a manufacturer of specialty glass, ceramics, and optical materials; CVS, a healthcare and pharmacy services provider; Applied Materials, a supplier of semiconductor manufacturing equipment; and Citigroup, a multinational banking and financial services corporation, were top contributors to the Fund’s performance during the period.

Top Performance Detractors

Stock selection | Selections in the utilities, communications services, consumer discretionary, and real estate sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight in the energy sector, as well as neutral weights to the industrials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Centene Corp, a managed healthcare and insurance services provider; PG&E, a utility company delivering electricity and natural gas; Constellation Brands, a producer and marketer of beer, wine, and spirits; Teradata Corp, a provider of data analytics and cloud-based solutions; and EPAM Systems, a global IT services and digital transformation company, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 ($31,898)	S&P 500® Index ($39,827)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000
01/16	$9,261	$9,504	$9,483
02/16	$9,273	$9,491	$9,481
03/16	$9,929	$10,135	$10,164
04/16	$10,130	$10,174	$10,377
05/16	$10,313	$10,357	$10,539
06/16	$10,308	$10,384	$10,630
07/16	$10,704	$10,766	$10,938
08/16	$10,869	$10,782	$11,023
09/16	$10,893	$10,784	$11,000
10/16	$10,804	$10,587	$10,829
11/16	$11,674	$10,979	$11,448
12/16	$11,963	$11,196	$11,734
01/17	$12,034	$11,408	$11,818
02/17	$12,501	$11,861	$12,242
03/17	$12,383	$11,875	$12,118
04/17	$12,478	$11,997	$12,095
05/17	$12,484	$12,166	$12,083
06/17	$12,667	$12,242	$12,281
07/17	$12,797	$12,494	$12,444
08/17	$12,744	$12,532	$12,299
09/17	$13,347	$12,790	$12,663
10/17	$13,530	$13,089	$12,755
11/17	$14,163	$13,490	$13,146
12/17	$14,441	$13,640	$13,337
01/18	$15,038	$14,421	$13,853
02/18	$14,228	$13,890	$13,192
03/18	$13,909	$13,537	$12,960
04/18	$14,039	$13,589	$13,002
05/18	$14,151	$13,916	$13,080
06/18	$14,128	$14,002	$13,112
07/18	$14,766	$14,523	$13,631
08/18	$14,808	$14,996	$13,832
09/18	$14,879	$15,081	$13,860
10/18	$13,785	$14,050	$13,142
11/18	$14,009	$14,337	$13,534
12/18	$12,643	$13,042	$12,235
01/19	$13,802	$14,087	$13,187
02/19	$14,069	$14,540	$13,608
03/19	$14,027	$14,822	$13,695
04/19	$14,826	$15,422	$14,181
05/19	$13,365	$14,442	$13,269
06/19	$14,494	$15,460	$14,221
07/19	$14,695	$15,682	$14,339
08/19	$14,045	$15,434	$13,918
09/19	$14,435	$15,723	$14,414
10/19	$14,837	$16,063	$14,616
11/19	$15,429	$16,646	$15,068
12/19	$15,985	$17,149	$15,482
01/20	$15,240	$17,142	$15,149
02/20	$13,773	$15,731	$13,682
03/20	$11,384	$13,788	$11,344
04/20	$12,933	$15,555	$12,619
05/20	$13,276	$16,296	$13,051
06/20	$13,601	$16,620	$12,965
07/20	$14,281	$17,558	$13,477
08/20	$14,932	$18,820	$14,035
09/20	$14,441	$18,105	$13,690
10/20	$14,187	$17,623	$13,510
11/20	$16,410	$19,552	$15,327
12/20	$17,073	$20,304	$15,915
01/21	$17,286	$20,099	$15,769
02/21	$18,474	$20,653	$16,722
03/21	$19,616	$21,558	$17,706
04/21	$20,355	$22,708	$18,414
05/21	$21,218	$22,867	$18,844
06/21	$20,621	$23,401	$18,628
07/21	$20,361	$23,956	$18,777
08/21	$20,497	$24,685	$19,150
09/21	$19,894	$23,537	$18,483
10/21	$21,047	$25,186	$19,422
11/21	$20,296	$25,011	$18,737
12/21	$21,508	$26,132	$19,919
01/22	$21,597	$24,780	$19,455
02/22	$21,910	$24,038	$19,229
03/22	$22,123	$24,931	$19,772
04/22	$20,840	$22,757	$18,657
05/22	$21,331	$22,798	$19,020
06/22	$19,083	$20,916	$17,358
07/22	$20,089	$22,845	$18,509
08/22	$19,734	$21,913	$17,957
09/22	$18,238	$19,895	$16,383
10/22	$20,396	$21,506	$18,063
11/22	$22,005	$22,708	$19,191
12/22	$21,064	$21,399	$18,418
01/23	$22,040	$22,744	$19,372
02/23	$21,283	$22,189	$18,689
03/23	$20,739	$23,004	$18,603
04/23	$20,769	$23,363	$18,883
05/23	$19,911	$23,464	$18,155
06/23	$21,390	$25,015	$19,361
07/23	$22,105	$25,818	$20,042
08/23	$21,135	$25,407	$19,501
09/23	$20,319	$24,196	$18,748
10/23	$19,817	$23,687	$18,087
11/23	$20,999	$25,850	$19,451
12/23	$22,141	$27,025	$20,529
01/24	$22,058	$27,479	$20,550
02/24	$22,555	$28,946	$21,308
03/24	$24,063	$29,878	$22,373
04/24	$23,365	$28,657	$21,418
05/24	$24,429	$30,078	$22,097
06/24	$24,104	$31,157	$21,889
07/24	$25,062	$31,537	$23,008
08/24	$25,293	$32,302	$23,625
09/24	$25,577	$32,992	$23,953
10/24	$25,222	$32,692	$23,689
11/24	$26,499	$34,611	$25,202
12/24	$24,926	$33,786	$23,478
01/25	$25,955	$34,727	$24,565
02/25	$25,955	$34,274	$24,665
03/25	$25,677	$32,343	$23,980
04/25	$24,861	$32,124	$23,249
05/25	$26,162	$34,146	$24,065
06/25	$27,221	$35,882	$24,888
07/25	$27,108	$36,687	$25,031
08/25	$28,551	$37,431	$25,829
09/25	$29,213	$38,797	$26,215
10/25	$29,710	$39,706	$26,330
11/25	$30,704	$39,803	$27,030
12/25	$31,898	$39,827	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	27.97	13.32	12.30
S&P 500® Index	17.88	14.42	14.82
Russell 1000® Value Index	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,376,152,698
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 15,094,205
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,376,152,698
Total number of portfolio holdings	38
Management services fees (represents 0.67% of Fund average net assets)	$15,094,205
Portfolio turnover for the reporting period	31%

Holdings [Text Block]

Equity Sector Allocation

Financials	18.3%
Information Technology	14.3%
Health Care	12.5%
Industrials	12.3%
Energy	9.5%
Materials	6.3%
Utilities	6.0%
Consumer Staples	5.9%
Communication Services	5.9%
Real Estate	3.4%
Other	3.0%

Asset Categories

Common Stocks	97.4%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top Holdings

Verizon Communications, Inc.	3.9%
Freeport-McMoRan, Inc.	3.8%
Boeing Co. (The)	3.4%
American Tower Corp.	3.4%
Salesforce, Inc.	3.4%
AES Corp. (The)	3.2%
Lowe's Companies, Inc.	3.0%
Constellation Brands, Inc., Class A	3.0%
Morgan Stanley	2.9%
EPAM Systems, Inc.	2.9%

Material Fund Change [Text Block]
C000055682
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Value Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$94	0.82%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, health care, and energy sectors all boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the consumer discretionary and real estate sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Barrick Mining Corp, a global gold and copper mining company; Corning, a manufacturer of specialty glass, ceramics, and optical materials; CVS, a healthcare and pharmacy services provider; Applied Materials, a supplier of semiconductor manufacturing equipment; and Citigroup, a multinational banking and financial services corporation, were top contributors to the Fund’s performance during the period.

Top Performance Detractors

Stock selection | Selections in the utilities, communications services, consumer discretionary, and real estate sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight in the energy sector, as well as neutral weights to the industrials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Centene Corp, a managed healthcare and insurance services provider; PG&E, a utility company delivering electricity and natural gas; Constellation Brands, a producer and marketer of beer, wine, and spirits; Teradata Corp, a provider of data analytics and cloud-based solutions; and EPAM Systems, a global IT services and digital transformation company, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 ($32,293)	S&P 500® Index ($39,827)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000
01/16	$9,265	$9,504	$9,483
02/16	$9,271	$9,491	$9,481
03/16	$9,929	$10,135	$10,164
04/16	$10,135	$10,174	$10,377
05/16	$10,317	$10,357	$10,539
06/16	$10,312	$10,384	$10,630
07/16	$10,705	$10,766	$10,938
08/16	$10,876	$10,782	$11,023
09/16	$10,905	$10,784	$11,000
10/16	$10,817	$10,587	$10,829
11/16	$11,687	$10,979	$11,448
12/16	$11,981	$11,196	$11,734
01/17	$12,052	$11,408	$11,818
02/17	$12,516	$11,861	$12,242
03/17	$12,404	$11,875	$12,118
04/17	$12,499	$11,997	$12,095
05/17	$12,504	$12,166	$12,083
06/17	$12,693	$12,242	$12,281
07/17	$12,822	$12,494	$12,444
08/17	$12,769	$12,532	$12,299
09/17	$13,374	$12,790	$12,663
10/17	$13,557	$13,089	$12,755
11/17	$14,198	$13,490	$13,146
12/17	$14,474	$13,640	$13,337
01/18	$15,073	$14,421	$13,853
02/18	$14,262	$13,890	$13,192
03/18	$13,951	$13,537	$12,960
04/18	$14,080	$13,589	$13,002
05/18	$14,192	$13,916	$13,080
06/18	$14,168	$14,002	$13,112
07/18	$14,815	$14,523	$13,631
08/18	$14,856	$14,996	$13,832
09/18	$14,932	$15,081	$13,860
10/18	$13,833	$14,050	$13,142
11/18	$14,062	$14,337	$13,534
12/18	$12,693	$13,042	$12,235
01/19	$13,857	$14,087	$13,187
02/19	$14,127	$14,540	$13,608
03/19	$14,080	$14,822	$13,695
04/19	$14,885	$15,422	$14,181
05/19	$13,422	$14,442	$13,269
06/19	$14,556	$15,460	$14,221
07/19	$14,762	$15,682	$14,339
08/19	$14,109	$15,434	$13,918
09/19	$14,503	$15,723	$14,414
10/19	$14,909	$16,063	$14,616
11/19	$15,503	$16,646	$15,068
12/19	$16,061	$17,149	$15,482
01/20	$15,320	$17,142	$15,149
02/20	$13,845	$15,731	$13,682
03/20	$11,440	$13,788	$11,344
04/20	$12,998	$15,555	$12,619
05/20	$13,351	$16,296	$13,051
06/20	$13,674	$16,620	$12,965
07/20	$14,362	$17,558	$13,477
08/20	$15,021	$18,820	$14,035
09/20	$14,527	$18,105	$13,690
10/20	$14,274	$17,623	$13,510
11/20	$16,508	$19,552	$15,327
12/20	$17,178	$20,304	$15,915
01/21	$17,396	$20,099	$15,769
02/21	$18,589	$20,653	$16,722
03/21	$19,741	$21,558	$17,706
04/21	$20,494	$22,708	$18,414
05/21	$21,358	$22,867	$18,844
06/21	$20,764	$23,401	$18,628
07/21	$20,506	$23,956	$18,777
08/21	$20,641	$24,685	$19,150
09/21	$20,035	$23,537	$18,483
10/21	$21,199	$25,186	$19,422
11/21	$20,447	$25,011	$18,737
12/21	$21,670	$26,132	$19,919
01/22	$21,758	$24,780	$19,455
02/22	$22,081	$24,038	$19,229
03/22	$22,293	$24,931	$19,772
04/22	$21,005	$22,757	$18,657
05/22	$21,499	$22,798	$19,020
06/22	$19,242	$20,916	$17,358
07/22	$20,247	$22,845	$18,509
08/22	$19,894	$21,913	$17,957
09/22	$18,389	$19,895	$16,383
10/22	$20,564	$21,506	$18,063
11/22	$22,193	$22,708	$19,191
12/22	$21,246	$21,399	$18,418
01/23	$22,234	$22,744	$19,372
02/23	$21,470	$22,189	$18,689
03/23	$20,923	$23,004	$18,603
04/23	$20,958	$23,363	$18,883
05/23	$20,094	$23,464	$18,155
06/23	$21,587	$25,015	$19,361
07/23	$22,310	$25,818	$20,042
08/23	$21,340	$25,407	$19,501
09/23	$20,517	$24,196	$18,748
10/23	$20,006	$23,687	$18,087
11/23	$21,205	$25,850	$19,451
12/23	$22,357	$27,025	$20,529
01/24	$22,275	$27,479	$20,550
02/24	$22,787	$28,946	$21,308
03/24	$24,309	$29,878	$22,373
04/24	$23,604	$28,657	$21,418
05/24	$24,685	$30,078	$22,097
06/24	$24,362	$31,157	$21,889
07/24	$25,332	$31,537	$23,008
08/24	$25,567	$32,302	$23,625
09/24	$25,855	$32,992	$23,953
10/24	$25,503	$32,692	$23,689
11/24	$26,796	$34,611	$25,202
12/24	$25,209	$33,786	$23,478
01/25	$26,249	$34,727	$24,565
02/25	$26,249	$34,274	$24,665
03/25	$25,973	$32,343	$23,980
04/25	$25,150	$32,124	$23,249
05/25	$26,473	$34,146	$24,065
06/25	$27,543	$35,882	$24,888
07/25	$27,431	$36,687	$25,031
08/25	$28,895	$37,431	$25,829
09/25	$29,565	$38,797	$26,215
10/25	$30,071	$39,706	$26,330
11/25	$31,088	$39,803	$27,030
12/25	$32,293	$39,827	$27,213

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	28.10	13.46	12.44
S&P 500® Index	17.88	14.42	14.82
Russell 1000® Value Index	15.91	11.33	10.53

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,376,152,698
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 15,094,205
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,376,152,698
Total number of portfolio holdings	38
Management services fees (represents 0.67% of Fund average net assets)	$15,094,205
Portfolio turnover for the reporting period	31%

Holdings [Text Block]

Equity Sector Allocation

Financials	18.3%
Information Technology	14.3%
Health Care	12.5%
Industrials	12.3%
Energy	9.5%
Materials	6.3%
Utilities	6.0%
Consumer Staples	5.9%
Communication Services	5.9%
Real Estate	3.4%
Other	3.0%

Asset Categories

Common Stocks	97.4%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top Holdings

Verizon Communications, Inc.	3.9%
Freeport-McMoRan, Inc.	3.8%
Boeing Co. (The)	3.4%
American Tower Corp.	3.4%
Salesforce, Inc.	3.4%
AES Corp. (The)	3.2%
Lowe's Companies, Inc.	3.0%
Constellation Brands, Inc., Class A	3.0%
Morgan Stanley	2.9%
EPAM Systems, Inc.	2.9%

Material Fund Change [Text Block]
C000196698
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Equity Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and health care sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller weightings in the consumer staples, materials and energy sectors and larger weightings in the real estate, industrials and communication services sectors benefited the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Citigroup Inc., a global banking and financial services provider; a relative overweight position in Insmed Incorporated, a biopharmaceutical firm focused on rare diseases; a relative overweight position in TE Connectivity plc, a manufacturer of connectors and sensor solutions; a relative overweight position in Exact Sciences Corporation, a diagnostics company specializing in cancer screening; and a relative overweight position in General Motors Company, an automotive manufacturer of cars and trucks, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate, consumer staples, communication services, and energy sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the financials, utilities and consumer discretionary sectors and smaller weightings in the health care and information technology sectors detracted from the Fund relative performance during the annual period.

Individual holdings | A relative overweight position in Broadcom Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in AT&T Inc., a telecommunications and media company offering wireless and broadband services; a relative overweight position in Constellation Brands, a producer and marketer of alcoholic beverages; a relative underweight position in Oracle Corporation, a global provider of enterprise software and cloud solutions; and a relative overweight position in Delta Air Lines, Inc., a major U.S. airline providing passenger and cargo services, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 ($26,890)	S&P 500® Index ($28,651)
01/04/18	$10,000	$10,000
01/31/18	$10,360	$10,374
02/28/18	$9,970	$9,992
03/31/18	$9,720	$9,738
04/30/18	$9,720	$9,775
05/31/18	$9,950	$10,011
06/30/18	$10,010	$10,072
07/31/18	$10,410	$10,447
08/31/18	$10,700	$10,788
09/30/18	$10,770	$10,849
10/31/18	$9,990	$10,108
11/30/18	$10,180	$10,314
12/31/18	$9,290	$9,382
01/31/19	$10,060	$10,134
02/28/19	$10,350	$10,460
03/31/19	$10,500	$10,663
04/30/19	$10,990	$11,095
05/31/19	$10,230	$10,390
06/30/19	$10,960	$11,122
07/31/19	$11,110	$11,282
08/31/19	$10,770	$11,103
09/30/19	$10,960	$11,311
10/31/19	$11,120	$11,556
11/30/19	$11,520	$11,975
12/31/19	$11,890	$12,337
01/31/20	$12,020	$12,332
02/29/20	$11,120	$11,317
03/31/20	$9,860	$9,919
04/30/20	$11,120	$11,190
05/31/20	$11,590	$11,723
06/30/20	$11,870	$11,956
07/31/20	$12,450	$12,631
08/31/20	$13,310	$13,539
09/30/20	$12,780	$13,024
10/31/20	$12,370	$12,678
11/30/20	$13,690	$14,065
12/31/20	$14,230	$14,606
01/31/21	$14,090	$14,459
02/28/21	$14,530	$14,858
03/31/21	$15,300	$15,508
04/30/21	$16,120	$16,336
05/31/21	$16,260	$16,450
06/30/21	$16,610	$16,834
07/31/21	$16,900	$17,234
08/31/21	$17,460	$17,758
09/30/21	$16,480	$16,932
10/31/21	$17,730	$18,118
11/30/21	$17,540	$17,993
12/31/21	$18,410	$18,799
01/31/22	$17,500	$17,826
02/28/22	$16,990	$17,293
03/31/22	$17,470	$17,935
04/30/22	$15,940	$16,371
05/31/22	$15,900	$16,401
06/30/22	$14,680	$15,047
07/31/22	$15,830	$16,434
08/31/22	$15,290	$15,764
09/30/22	$13,870	$14,312
10/31/22	$14,970	$15,471
11/30/22	$15,740	$16,336
12/31/22	$14,810	$15,394
01/31/23	$15,720	$16,362
02/28/23	$15,320	$15,962
03/31/23	$15,940	$16,549
04/30/23	$16,280	$16,807
05/31/23	$16,570	$16,880
06/30/23	$17,660	$17,995
07/31/23	$18,120	$18,573
08/31/23	$17,930	$18,278
09/30/23	$16,960	$17,406
10/31/23	$16,720	$17,040
11/30/23	$18,230	$18,596
12/31/23	$18,960	$19,441
01/31/24	$19,460	$19,768
02/29/24	$20,230	$20,823
03/31/24	$20,780	$21,493
04/30/24	$20,050	$20,616
05/31/24	$21,180	$21,638
06/30/24	$22,100	$22,414
07/31/24	$21,980	$22,687
08/31/24	$22,550	$23,237
09/30/24	$22,780	$23,734
10/31/24	$22,550	$23,518
11/30/24	$23,860	$24,899
12/31/24	$23,530	$24,305
01/31/25	$24,140	$24,982
02/28/25	$23,550	$24,656
03/31/25	$21,780	$23,267
04/30/25	$21,630	$23,109
05/31/25	$22,970	$24,564
06/30/25	$24,220	$25,813
07/31/25	$25,170	$26,392
08/31/25	$25,480	$26,927
09/30/25	$26,060	$27,910
10/31/25	$26,840	$28,564
11/30/25	$26,960	$28,634
12/31/25	$26,890	$28,651

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class 1	14.28	13.57	13.18
S&P 500® Index	17.88	14.42	14.08

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 3,251,106,553
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 21,635,513
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,251,106,553
Total number of portfolio holdings	50
Management services fees (represents 0.66% of Fund average net assets)	$21,635,513
Portfolio turnover for the reporting period	44%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	33.1%
Financials	15.5%
Consumer Discretionary	12.7%
Communication Services	11.8%
Health Care	8.2%
Industrials	7.7%
Consumer Staples	4.2%
Utilities	4.1%
Energy	1.5%
Real Estate	1.0%

Asset Categories

Common Stocks	99.8%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	8.8%
Microsoft Corp.	7.9%
Alphabet, Inc., Class C	7.0%
Apple, Inc.	5.9%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	3.4%
JPMorgan Chase & Co.	3.1%
Broadcom, Inc.	3.0%
Eli Lilly & Co.	2.4%
MasterCard, Inc., Class A	2.3%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Cornerstone Equity Fund. This change will become effective May 1, 2026.

Material Fund Change Name [Text Block]	On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Cornerstone Equity Fund. This change will become effective May 1, 2026.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000196699
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Large Cap Equity Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and health care sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller weightings in the consumer staples, materials and energy sectors and larger weightings in the real estate, industrials and communication services sectors benefited the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Citigroup Inc., a global banking and financial services provider; a relative overweight position in Insmed Incorporated, a biopharmaceutical firm focused on rare diseases; a relative overweight position in TE Connectivity plc, a manufacturer of connectors and sensor solutions; a relative overweight position in Exact Sciences Corporation, a diagnostics company specializing in cancer screening; and a relative overweight position in General Motors Company, an automotive manufacturer of cars and trucks, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate, consumer staples, communication services, and energy sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the financials, utilities and consumer discretionary sectors and smaller weightings in the health care and information technology sectors detracted from the Fund relative performance during the annual period.

Individual holdings | A relative overweight position in Broadcom Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in AT&T Inc., a telecommunications and media company offering wireless and broadband services; a relative overweight position in Constellation Brands, a producer and marketer of alcoholic beverages; a relative underweight position in Oracle Corporation, a global provider of enterprise software and cloud solutions; and a relative overweight position in Delta Air Lines, Inc., a major U.S. airline providing passenger and cargo services, were among the top detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 ($26,360)	S&P 500® Index ($28,651)
01/04/18	$10,000	$10,000
01/31/18	$10,360	$10,374
02/28/18	$9,970	$9,992
03/31/18	$9,710	$9,738
04/30/18	$9,720	$9,775
05/31/18	$9,940	$10,011
06/30/18	$10,000	$10,072
07/31/18	$10,400	$10,447
08/31/18	$10,680	$10,788
09/30/18	$10,750	$10,849
10/31/18	$9,970	$10,108
11/30/18	$10,150	$10,314
12/31/18	$9,270	$9,382
01/31/19	$10,030	$10,134
02/28/19	$10,320	$10,460
03/31/19	$10,460	$10,663
04/30/19	$10,950	$11,095
05/31/19	$10,190	$10,390
06/30/19	$10,910	$11,122
07/31/19	$11,060	$11,282
08/31/19	$10,730	$11,103
09/30/19	$10,910	$11,311
10/31/19	$11,070	$11,556
11/30/19	$11,470	$11,975
12/31/19	$11,830	$12,337
01/31/20	$11,960	$12,332
02/29/20	$11,060	$11,317
03/31/20	$9,810	$9,919
04/30/20	$11,060	$11,190
05/31/20	$11,520	$11,723
06/30/20	$11,790	$11,956
07/31/20	$12,370	$12,631
08/31/20	$13,220	$13,539
09/30/20	$12,690	$13,024
10/31/20	$12,290	$12,678
11/30/20	$13,590	$14,065
12/31/20	$14,120	$14,606
01/31/21	$13,980	$14,459
02/28/21	$14,420	$14,858
03/31/21	$15,180	$15,508
04/30/21	$15,990	$16,336
05/31/21	$16,120	$16,450
06/30/21	$16,460	$16,834
07/31/21	$16,750	$17,234
08/31/21	$17,300	$17,758
09/30/21	$16,330	$16,932
10/31/21	$17,560	$18,118
11/30/21	$17,370	$17,993
12/31/21	$18,230	$18,799
01/31/22	$17,320	$17,826
02/28/22	$16,810	$17,293
03/31/22	$17,280	$17,935
04/30/22	$15,760	$16,371
05/31/22	$15,730	$16,401
06/30/22	$14,510	$15,047
07/31/22	$15,650	$16,434
08/31/22	$15,110	$15,764
09/30/22	$13,710	$14,312
10/31/22	$14,790	$15,471
11/30/22	$15,550	$16,336
12/31/22	$14,620	$15,394
01/31/23	$15,520	$16,362
02/28/23	$15,120	$15,962
03/31/23	$15,730	$16,549
04/30/23	$16,060	$16,807
05/31/23	$16,340	$16,880
06/30/23	$17,420	$17,995
07/31/23	$17,870	$18,573
08/31/23	$17,680	$18,278
09/30/23	$16,720	$17,406
10/31/23	$16,480	$17,040
11/30/23	$17,970	$18,596
12/31/23	$18,680	$19,441
01/31/24	$19,170	$19,768
02/29/24	$19,930	$20,823
03/31/24	$20,460	$21,493
04/30/24	$19,740	$20,616
05/31/24	$20,840	$21,638
06/30/24	$21,740	$22,414
07/31/24	$21,620	$22,687
08/31/24	$22,180	$23,237
09/30/24	$22,400	$23,734
10/31/24	$22,170	$23,518
11/30/24	$23,450	$24,899
12/31/24	$23,130	$24,305
01/31/25	$23,710	$24,982
02/28/25	$23,140	$24,656
03/31/25	$21,390	$23,267
04/30/25	$21,240	$23,109
05/31/25	$22,550	$24,564
06/30/25	$23,770	$25,813
07/31/25	$24,700	$26,392
08/31/25	$25,000	$26,927
09/30/25	$25,560	$27,910
10/31/25	$26,320	$28,564
11/30/25	$26,440	$28,634
12/31/25	$26,360	$28,651

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class 2	13.96	13.30	12.90
S&P 500® Index	17.88	14.42	14.08

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 3,251,106,553
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 21,635,513
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$3,251,106,553
Total number of portfolio holdings	50
Management services fees (represents 0.66% of Fund average net assets)	$21,635,513
Portfolio turnover for the reporting period	44%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	33.1%
Financials	15.5%
Consumer Discretionary	12.7%
Communication Services	11.8%
Health Care	8.2%
Industrials	7.7%
Consumer Staples	4.2%
Utilities	4.1%
Energy	1.5%
Real Estate	1.0%

Asset Categories

Common Stocks	99.8%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	8.8%
Microsoft Corp.	7.9%
Alphabet, Inc., Class C	7.0%
Apple, Inc.	5.9%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	3.4%
JPMorgan Chase & Co.	3.1%
Broadcom, Inc.	3.0%
Eli Lilly & Co.	2.4%
MasterCard, Inc., Class A	2.3%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Cornerstone Equity Fund. This change will become effective May 1, 2026.

Material Fund Change Name [Text Block]	On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Cornerstone Equity Fund. This change will become effective May 1, 2026.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000088771
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the real estate, industrials, and consumer staples sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Neutral allocations to the consumer staples and communication services sectors, as well as a smaller allocation to the materials sector lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; ATI, a producer of aerospace and defense; Welltower, a real estate investment trust focused on healthcare infrastructure; CACI, a provider of information technology and professional services for government clients; and Hasbro, a global toy and entertainment company, were top contributors to Fund performance during the period.

Top Performance Detractors

Stock selection | Selections in the financials, health care, utilities, and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology and health care sectors both detracted from the Fund’s relative performance.

Individual holdings | Positions in Global Payments, a payment technology and software solutions provider; Kemper, an insurance and financial services company; Centene, a managed healthcare and insurance services provider; PG&E, a utility company delivering electricity and natural gas; and Marvell, a semiconductor company specializing in data infrastructure solutions, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Select Mid Cap Value Fund Class 1 ($27,005)	Russell 3000® Index ($38,012)	Russell Midcap® Value Index ($25,421)
12/15	$10,000	$10,000	$10,000
01/16	$9,276	$9,436	$9,447
02/16	$9,310	$9,433	$9,514
03/16	$10,120	$10,097	$10,392
04/16	$10,280	$10,159	$10,615
05/16	$10,479	$10,341	$10,789
06/16	$10,456	$10,362	$10,887
07/16	$10,747	$10,774	$11,348
08/16	$10,787	$10,801	$11,324
09/16	$10,810	$10,818	$11,372
10/16	$10,531	$10,584	$11,096
11/16	$11,169	$11,058	$11,790
12/16	$11,415	$11,274	$12,000
01/17	$11,569	$11,486	$12,202
02/17	$11,854	$11,913	$12,542
03/17	$11,814	$11,921	$12,451
04/17	$11,837	$12,047	$12,475
05/17	$11,911	$12,171	$12,436
06/17	$12,037	$12,280	$12,621
07/17	$12,094	$12,512	$12,788
08/17	$11,871	$12,536	$12,549
09/17	$12,270	$12,842	$12,892
10/17	$12,447	$13,122	$12,995
11/17	$12,829	$13,521	$13,435
12/17	$12,961	$13,656	$13,601
01/18	$13,217	$14,375	$13,913
02/18	$12,584	$13,846	$13,228
03/18	$12,596	$13,568	$13,261
04/18	$12,675	$13,619	$13,326
05/18	$12,807	$14,004	$13,471
06/18	$12,847	$14,095	$13,580
07/18	$13,200	$14,563	$13,949
08/18	$13,309	$15,074	$14,139
09/18	$13,246	$15,099	$14,027
10/18	$12,242	$13,988	$13,017
11/18	$12,442	$14,268	$13,329
12/18	$11,238	$12,940	$11,930
01/19	$12,504	$14,051	$13,158
02/19	$13,046	$14,545	$13,576
03/19	$13,052	$14,757	$13,644
04/19	$13,662	$15,346	$14,094
05/19	$12,715	$14,353	$13,189
06/19	$13,571	$15,361	$14,080
07/19	$13,788	$15,590	$14,197
08/19	$13,394	$15,272	$13,696
09/19	$13,851	$15,540	$14,252
10/19	$13,759	$15,874	$14,328
11/19	$14,187	$16,478	$14,710
12/19	$14,792	$16,954	$15,158
01/20	$14,347	$16,935	$14,863
02/20	$12,772	$15,549	$13,391
03/20	$9,932	$13,410	$10,352
04/20	$11,244	$15,187	$11,734
05/20	$11,694	$15,999	$12,278
06/20	$11,814	$16,364	$12,416
07/20	$12,561	$17,294	$13,003
08/20	$13,132	$18,546	$13,518
09/20	$12,972	$17,871	$13,211
10/20	$13,126	$17,485	$13,334
11/20	$15,254	$19,613	$15,207
12/20	$15,898	$20,495	$15,910
01/21	$15,693	$20,404	$15,874
02/21	$17,171	$21,042	$17,104
03/21	$18,049	$21,796	$17,987
04/21	$18,922	$22,919	$18,857
05/21	$19,276	$23,024	$19,229
06/21	$18,888	$23,592	$19,005
07/21	$18,859	$23,991	$19,123
08/21	$19,082	$24,675	$19,532
09/21	$18,551	$23,568	$18,813
10/21	$19,578	$25,161	$19,815
11/21	$19,601	$24,778	$19,213
12/21	$21,038	$25,754	$20,419
01/22	$20,011	$24,239	$19,547
02/22	$20,331	$23,628	$19,456
03/22	$20,536	$24,395	$20,047
04/22	$19,247	$22,206	$18,856
05/22	$19,823	$22,176	$19,218
06/22	$17,633	$20,321	$17,105
07/22	$19,230	$22,227	$18,578
08/22	$18,779	$21,397	$18,009
09/22	$17,017	$19,413	$16,262
10/22	$18,848	$21,005	$17,798
11/22	$19,994	$22,102	$18,924
12/22	$19,053	$20,808	$17,962
01/23	$20,531	$22,241	$19,413
02/23	$19,966	$21,721	$18,791
03/23	$19,150	$22,302	$18,199
04/23	$19,190	$22,539	$18,201
05/23	$18,215	$22,627	$17,393
06/23	$19,897	$24,172	$18,902
07/23	$20,542	$25,039	$19,725
08/23	$19,732	$24,555	$19,027
09/23	$18,620	$23,386	$18,059
10/23	$17,701	$22,766	$17,164
11/23	$19,601	$24,888	$18,783
12/23	$21,015	$26,209	$20,246
01/24	$20,890	$26,499	$19,883
02/24	$21,694	$27,933	$20,833
03/24	$22,949	$28,835	$21,911
04/24	$22,133	$27,566	$20,765
05/24	$22,778	$28,868	$21,510
06/24	$22,379	$29,762	$21,166
07/24	$23,816	$30,315	$22,445
08/24	$24,141	$30,975	$22,868
09/24	$24,472	$31,616	$23,299
10/24	$23,976	$31,384	$23,006
11/24	$25,391	$33,471	$24,699
12/24	$23,651	$32,448	$22,892
01/25	$24,273	$33,473	$23,697
02/25	$23,868	$32,831	$23,265
03/25	$23,041	$30,916	$22,409
04/25	$22,379	$30,709	$21,853
05/25	$23,508	$32,655	$22,806
06/25	$24,398	$34,314	$23,607
07/25	$24,946	$35,070	$24,030
08/25	$26,030	$35,881	$24,751
09/25	$26,343	$37,120	$25,066
10/25	$26,252	$37,915	$24,814
11/25	$26,971	$38,019	$25,406
12/25	$27,005	$38,012	$25,421

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	14.18	11.18	10.44
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Value Index	11.05	9.83	9.78

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 251,649,444
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 1,995,991
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$251,649,444
Total number of portfolio holdings	49
Management services fees (represents 0.82% of Fund average net assets)	$1,995,991
Portfolio turnover for the reporting period	11%

Holdings [Text Block]

Equity Sector Allocation

Financials	18.3%
Industrials	17.2%
Information Technology	10.4%
Consumer Discretionary	10.4%
Real Estate	8.8%
Utilities	7.6%
Health Care	7.3%
Consumer Staples	5.2%
Energy	5.1%
Materials	4.8%
Other	4.2%

Asset Categories

Common Stocks	99.3%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Entergy Corp.	3.2%
Corning, Inc.	3.0%
Welltower, Inc.	2.9%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Popular, Inc.	2.8%
Marathon Petroleum Corp.	2.7%
Ameren Corp.	2.7%
Southwest Airlines Co.	2.6%
Capital One Financial Corp.	2.5%

Material Fund Change [Text Block]
C000088772
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$114	1.07%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the real estate, industrials, and consumer staples sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Neutral allocations to the consumer staples and communication services sectors, as well as a smaller allocation to the materials sector lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; ATI, a producer of aerospace and defense; Welltower, a real estate investment trust focused on healthcare infrastructure; CACI, a provider of information technology and professional services for government clients; and Hasbro, a global toy and entertainment company, were top contributors to Fund performance during the period.

Top Performance Detractors

Stock selection | Selections in the financials, health care, utilities, and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology and health care sectors both detracted from the Fund’s relative performance.

Individual holdings | Positions in Global Payments, a payment technology and software solutions provider; Kemper, an insurance and financial services company; Centene, a managed healthcare and insurance services provider; PG&E, a utility company delivering electricity and natural gas; and Marvell, a semiconductor company specializing in data infrastructure solutions, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Select Mid Cap Value Fund Class 2 ($26,336)	Russell 3000® Index ($38,012)	Russell Midcap® Value Index ($25,421)
12/15	$10,000	$10,000	$10,000
01/16	$9,273	$9,436	$9,447
02/16	$9,308	$9,433	$9,514
03/16	$10,110	$10,097	$10,392
04/16	$10,271	$10,159	$10,615
05/16	$10,467	$10,341	$10,789
06/16	$10,444	$10,362	$10,887
07/16	$10,727	$10,774	$11,348
08/16	$10,767	$10,801	$11,324
09/16	$10,785	$10,818	$11,372
10/16	$10,502	$10,584	$11,096
11/16	$11,143	$11,058	$11,790
12/16	$11,385	$11,274	$12,000
01/17	$11,535	$11,486	$12,202
02/17	$11,818	$11,913	$12,542
03/17	$11,777	$11,921	$12,451
04/17	$11,800	$12,047	$12,475
05/17	$11,864	$12,171	$12,436
06/17	$11,985	$12,280	$12,621
07/17	$12,043	$12,512	$12,788
08/17	$11,823	$12,536	$12,549
09/17	$12,216	$12,842	$12,892
10/17	$12,389	$13,122	$12,995
11/17	$12,764	$13,521	$13,435
12/17	$12,897	$13,656	$13,601
01/18	$13,145	$14,375	$13,913
02/18	$12,516	$13,846	$13,228
03/18	$12,522	$13,568	$13,261
04/18	$12,597	$13,619	$13,326
05/18	$12,729	$14,004	$13,471
06/18	$12,764	$14,095	$13,580
07/18	$13,110	$14,563	$13,949
08/18	$13,214	$15,074	$14,139
09/18	$13,156	$15,099	$14,027
10/18	$12,152	$13,988	$13,017
11/18	$12,349	$14,268	$13,329
12/18	$11,154	$12,940	$11,930
01/19	$12,406	$14,051	$13,158
02/19	$12,937	$14,545	$13,576
03/19	$12,949	$14,757	$13,644
04/19	$13,549	$15,346	$14,094
05/19	$12,608	$14,353	$13,189
06/19	$13,451	$15,361	$14,080
07/19	$13,664	$15,590	$14,197
08/19	$13,272	$15,272	$13,696
09/19	$13,722	$15,540	$14,252
10/19	$13,624	$15,874	$14,328
11/19	$14,045	$16,478	$14,710
12/19	$14,639	$16,954	$15,158
01/20	$14,201	$16,935	$14,863
02/20	$12,637	$15,549	$13,391
03/20	$9,827	$13,410	$10,352
04/20	$11,125	$15,187	$11,734
05/20	$11,564	$15,999	$12,278
06/20	$11,685	$16,364	$12,416
07/20	$12,418	$17,294	$13,003
08/20	$12,977	$18,546	$13,518
09/20	$12,816	$17,871	$13,211
10/20	$12,966	$17,485	$13,334
11/20	$15,066	$19,613	$15,207
12/20	$15,701	$20,495	$15,910
01/21	$15,493	$20,404	$15,874
02/21	$16,947	$21,042	$17,104
03/21	$17,813	$21,796	$17,987
04/21	$18,667	$22,919	$18,857
05/21	$19,013	$23,024	$19,229
06/21	$18,627	$23,592	$19,005
07/21	$18,592	$23,991	$19,123
08/21	$18,811	$24,675	$19,532
09/21	$18,280	$23,568	$18,813
10/21	$19,290	$25,161	$19,815
11/21	$19,313	$24,778	$19,213
12/21	$20,721	$25,754	$20,419
01/22	$19,711	$24,239	$19,547
02/22	$20,017	$23,628	$19,456
03/22	$20,214	$24,395	$20,047
04/22	$18,944	$22,206	$18,856
05/22	$19,504	$22,176	$19,218
06/22	$17,351	$20,321	$17,105
07/22	$18,915	$22,227	$18,578
08/22	$18,471	$21,397	$18,009
09/22	$16,728	$19,413	$16,262
10/22	$18,529	$21,005	$17,798
11/22	$19,648	$22,102	$18,924
12/22	$18,719	$20,808	$17,962
01/23	$20,173	$22,241	$19,413
02/23	$19,608	$21,721	$18,791
03/23	$18,806	$22,302	$18,199
04/23	$18,840	$22,539	$18,201
05/23	$17,877	$22,627	$17,393
06/23	$19,527	$24,172	$18,902
07/23	$20,150	$25,039	$19,725
08/23	$19,354	$24,555	$19,027
09/23	$18,263	$23,386	$18,059
10/23	$17,357	$22,766	$17,164
11/23	$19,215	$24,888	$18,783
12/23	$20,600	$26,209	$20,246
01/24	$20,473	$26,499	$19,883
02/24	$21,258	$27,933	$20,833
03/24	$22,481	$28,835	$21,911
04/24	$21,679	$27,566	$20,765
05/24	$22,302	$28,868	$21,510
06/24	$21,904	$29,762	$21,166
07/24	$23,306	$30,315	$22,445
08/24	$23,624	$30,975	$22,868
09/24	$23,935	$31,616	$23,299
10/24	$23,451	$31,384	$23,006
11/24	$24,824	$33,471	$24,699
12/24	$23,128	$32,448	$22,892
01/25	$23,728	$33,473	$23,697
02/25	$23,324	$32,831	$23,265
03/25	$22,510	$30,916	$22,409
04/25	$21,858	$30,709	$21,853
05/25	$22,960	$32,655	$22,806
06/25	$23,826	$34,314	$23,607
07/25	$24,351	$35,070	$24,030
08/25	$25,407	$35,881	$24,751
09/25	$25,707	$37,120	$25,066
10/25	$25,609	$37,915	$24,814
11/25	$26,313	$38,019	$25,406
12/25	$26,336	$38,012	$25,421

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	13.87	10.90	10.17
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Value Index	11.05	9.83	9.78

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 251,649,444
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 1,995,991
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$251,649,444
Total number of portfolio holdings	49
Management services fees (represents 0.82% of Fund average net assets)	$1,995,991
Portfolio turnover for the reporting period	11%

Holdings [Text Block]

Equity Sector Allocation

Financials	18.3%
Industrials	17.2%
Information Technology	10.4%
Consumer Discretionary	10.4%
Real Estate	8.8%
Utilities	7.6%
Health Care	7.3%
Consumer Staples	5.2%
Energy	5.1%
Materials	4.8%
Other	4.2%

Asset Categories

Common Stocks	99.3%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Entergy Corp.	3.2%
Corning, Inc.	3.0%
Welltower, Inc.	2.9%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Popular, Inc.	2.8%
Marathon Petroleum Corp.	2.7%
Ameren Corp.	2.7%
Southwest Airlines Co.	2.6%
Capital One Financial Corp.	2.5%

Material Fund Change [Text Block]
C000055684
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Value Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the real estate, industrials, and consumer staples sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Neutral allocations to the consumer staples and communication services sectors, as well as a smaller allocation to the materials sector lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; ATI, a producer of aerospace and defense; Welltower, a real estate investment trust focused on healthcare infrastructure; CACI, a provider of information technology and professional services for government clients; and Hasbro, a global toy and entertainment company, were top contributors to Fund performance during the period.

Top Performance Detractors

Stock selection | Selections in the financials, health care, utilities, and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology and health care sectors both detracted from the Fund’s relative performance.

Individual holdings | Positions in Global Payments, a payment technology and software solutions provider; Kemper, an insurance and financial services company; Centene, a managed healthcare and insurance services provider; PG&E, a utility company delivering electricity and natural gas; and Marvell, a semiconductor company specializing in data infrastructure solutions, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Select Mid Cap Value Fund Class 3 ($26,661)	Russell 3000® Index ($38,012)	Russell Midcap® Value Index ($25,421)
12/15	$10,000	$10,000	$10,000
01/16	$9,271	$9,436	$9,447
02/16	$9,306	$9,433	$9,514
03/16	$10,109	$10,097	$10,392
04/16	$10,275	$10,159	$10,615
05/16	$10,470	$10,341	$10,789
06/16	$10,447	$10,362	$10,887
07/16	$10,734	$10,774	$11,348
08/16	$10,775	$10,801	$11,324
09/16	$10,797	$10,818	$11,372
10/16	$10,516	$10,584	$11,096
11/16	$11,153	$11,058	$11,790
12/16	$11,400	$11,274	$12,000
01/17	$11,549	$11,486	$12,202
02/17	$11,836	$11,913	$12,542
03/17	$11,796	$11,921	$12,451
04/17	$11,819	$12,047	$12,475
05/17	$11,888	$12,171	$12,436
06/17	$12,008	$12,280	$12,621
07/17	$12,065	$12,512	$12,788
08/17	$11,847	$12,536	$12,549
09/17	$12,243	$12,842	$12,892
10/17	$12,415	$13,122	$12,995
11/17	$12,794	$13,521	$13,435
12/17	$12,926	$13,656	$13,601
01/18	$13,178	$14,375	$13,913
02/18	$12,547	$13,846	$13,228
03/18	$12,553	$13,568	$13,261
04/18	$12,633	$13,619	$13,326
05/18	$12,765	$14,004	$13,471
06/18	$12,805	$14,095	$13,580
07/18	$13,150	$14,563	$13,949
08/18	$13,259	$15,074	$14,139
09/18	$13,201	$15,099	$14,027
10/18	$12,197	$13,988	$13,017
11/18	$12,392	$14,268	$13,329
12/18	$11,193	$12,940	$11,930
01/19	$12,450	$14,051	$13,158
02/19	$12,989	$14,545	$13,576
03/19	$12,995	$14,757	$13,644
04/19	$13,603	$15,346	$14,094
05/19	$12,662	$14,353	$13,189
06/19	$13,505	$15,361	$14,080
07/19	$13,723	$15,590	$14,197
08/19	$13,333	$15,272	$13,696
09/19	$13,787	$15,540	$14,252
10/19	$13,689	$15,874	$14,328
11/19	$14,114	$16,478	$14,710
12/19	$14,710	$16,954	$15,158
01/20	$14,268	$16,935	$14,863
02/20	$12,702	$15,549	$13,391
03/20	$9,880	$13,410	$10,352
04/20	$11,182	$15,187	$11,734
05/20	$11,629	$15,999	$12,278
06/20	$11,744	$16,364	$12,416
07/20	$12,490	$17,294	$13,003
08/20	$13,052	$18,546	$13,518
09/20	$12,892	$17,871	$13,211
10/20	$13,046	$17,485	$13,334
11/20	$15,158	$19,613	$15,207
12/20	$15,800	$20,495	$15,910
01/21	$15,588	$20,404	$15,874
02/21	$17,057	$21,042	$17,104
03/21	$17,929	$21,796	$17,987
04/21	$18,789	$22,919	$18,857
05/21	$19,139	$23,024	$19,229
06/21	$18,749	$23,592	$19,005
07/21	$18,721	$23,991	$19,123
08/21	$18,944	$24,675	$19,532
09/21	$18,411	$23,568	$18,813
10/21	$19,432	$25,161	$19,815
11/21	$19,455	$24,778	$19,213
12/21	$20,878	$25,754	$20,419
01/22	$19,857	$24,239	$19,547
02/22	$20,172	$23,628	$19,456
03/22	$20,373	$24,395	$20,047
04/22	$19,094	$22,206	$18,856
05/22	$19,661	$22,176	$19,218
06/22	$17,487	$20,321	$17,105
07/22	$19,065	$22,227	$18,578
08/22	$18,623	$21,397	$18,009
09/22	$16,867	$19,413	$16,262
10/22	$18,680	$21,005	$17,798
11/22	$19,816	$22,102	$18,924
12/22	$18,881	$20,808	$17,962
01/23	$20,344	$22,241	$19,413
02/23	$19,782	$21,721	$18,791
03/23	$18,973	$22,302	$18,199
04/23	$19,013	$22,539	$18,201
05/23	$18,044	$22,627	$17,393
06/23	$19,707	$24,172	$18,902
07/23	$20,338	$25,039	$19,725
08/23	$19,535	$24,555	$19,027
09/23	$18,434	$23,386	$18,059
10/23	$17,522	$22,766	$17,164
11/23	$19,403	$24,888	$18,783
12/23	$20,803	$26,209	$20,246
01/24	$20,677	$26,499	$19,883
02/24	$21,469	$27,933	$20,833
03/24	$22,708	$28,835	$21,911
04/24	$21,899	$27,566	$20,765
05/24	$22,530	$28,868	$21,510
06/24	$22,134	$29,762	$21,166
07/24	$23,557	$30,315	$22,445
08/24	$23,878	$30,975	$22,868
09/24	$24,200	$31,616	$23,299
10/24	$23,706	$31,384	$23,006
11/24	$25,100	$33,471	$24,699
12/24	$23,385	$32,448	$22,892
01/25	$23,993	$33,473	$23,697
02/25	$23,586	$32,831	$23,265
03/25	$22,765	$30,916	$22,409
04/25	$22,111	$30,709	$21,853
05/25	$23,230	$32,655	$22,806
06/25	$24,108	$34,314	$23,607
07/25	$24,641	$35,070	$24,030
08/25	$25,714	$35,881	$24,751
09/25	$26,018	$37,120	$25,066
10/25	$25,921	$37,915	$24,814
11/25	$26,632	$38,019	$25,406
12/25	$26,661	$38,012	$25,421

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	14.01	11.03	10.30
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Value Index	11.05	9.83	9.78

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 251,649,444
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 1,995,991
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$251,649,444
Total number of portfolio holdings	49
Management services fees (represents 0.82% of Fund average net assets)	$1,995,991
Portfolio turnover for the reporting period	11%

Holdings [Text Block]

Equity Sector Allocation

Financials	18.3%
Industrials	17.2%
Information Technology	10.4%
Consumer Discretionary	10.4%
Real Estate	8.8%
Utilities	7.6%
Health Care	7.3%
Consumer Staples	5.2%
Energy	5.1%
Materials	4.8%
Other	4.2%

Asset Categories

Common Stocks	99.3%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Entergy Corp.	3.2%
Corning, Inc.	3.0%
Welltower, Inc.	2.9%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Popular, Inc.	2.8%
Marathon Petroleum Corp.	2.7%
Ameren Corp.	2.7%
Southwest Airlines Co.	2.6%
Capital One Financial Corp.	2.5%

Material Fund Change [Text Block]
C000088769
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight positions in the utilities sector buoyed Fund performance relative to its benchmark during the annual period.

Individual holdings | Positions in Robinhood Markets, a financial services platform company, Talen Energy, an alternative power generation company, and Carpenter Technology, a specialty metal producer company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care and energy sectors hurt the Fund’s relative performance during the annual period.

Allocations | Overweight positions in the communication services sector detracted from relative performance.

Individual holdings | Positions in Palantir, a software company, FTAI Aviation, an aerospace company, and Wingstop, a restaurant franchisor company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 ($31,537)	Russell 3000® Index ($38,012)	Russell Midcap® Growth Index ($32,448)
12/15	$10,000	$10,000	$10,000
01/16	$9,117	$9,436	$9,243
02/16	$9,141	$9,433	$9,388
03/16	$9,829	$10,097	$10,058
04/16	$9,844	$10,159	$10,052
05/16	$9,951	$10,341	$10,217
06/16	$9,829	$10,362	$10,215
07/16	$10,180	$10,774	$10,721
08/16	$10,190	$10,801	$10,689
09/16	$10,283	$10,818	$10,684
10/16	$9,902	$10,584	$10,250
11/16	$10,254	$11,058	$10,696
12/16	$10,229	$11,274	$10,733
01/17	$10,688	$11,486	$11,091
02/17	$10,990	$11,913	$11,410
03/17	$10,980	$11,921	$11,473
04/17	$11,166	$12,047	$11,643
05/17	$11,424	$12,171	$11,921
06/17	$11,439	$12,280	$11,956
07/17	$11,615	$12,512	$12,156
08/17	$11,649	$12,536	$12,242
09/17	$11,980	$12,842	$12,588
10/17	$12,298	$13,122	$12,940
11/17	$12,556	$13,521	$13,373
12/17	$12,580	$13,656	$13,445
01/18	$13,278	$14,375	$14,206
02/18	$12,717	$13,846	$13,760
03/18	$12,737	$13,568	$13,737
04/18	$12,771	$13,619	$13,607
05/18	$13,415	$14,004	$14,116
06/18	$13,507	$14,095	$14,171
07/18	$13,693	$14,563	$14,475
08/18	$14,273	$15,074	$15,309
09/18	$14,278	$15,099	$15,244
10/18	$12,844	$13,988	$13,735
11/18	$13,229	$14,268	$14,084
12/18	$11,980	$12,940	$12,806
01/19	$13,166	$14,051	$14,278
02/19	$13,883	$14,545	$15,115
03/19	$14,205	$14,757	$15,319
04/19	$15,039	$15,346	$16,008
05/19	$14,283	$14,353	$15,087
06/19	$15,122	$15,361	$16,146
07/19	$15,302	$15,590	$16,523
08/19	$14,785	$15,272	$16,222
09/19	$14,776	$15,540	$16,038
10/19	$15,156	$15,874	$16,335
11/19	$15,912	$16,478	$17,148
12/19	$16,195	$16,954	$17,348
01/20	$16,293	$16,935	$17,511
02/20	$15,254	$15,549	$16,303
03/20	$13,122	$13,410	$13,872
04/20	$14,917	$15,187	$16,044
05/20	$16,517	$15,999	$17,656
06/20	$16,917	$16,364	$18,070
07/20	$18,415	$17,294	$19,513
08/20	$18,776	$18,546	$20,044
09/20	$18,898	$17,871	$19,763
10/20	$18,976	$17,485	$19,788
11/20	$20,888	$19,613	$22,445
12/20	$21,932	$20,495	$23,522
01/21	$21,946	$20,404	$23,444
02/21	$22,673	$21,042	$23,844
03/21	$22,517	$21,796	$23,389
04/21	$23,722	$22,919	$24,703
05/21	$23,146	$23,024	$24,326
06/21	$24,780	$23,592	$25,979
07/21	$25,356	$23,991	$26,246
08/21	$26,063	$24,675	$27,094
09/21	$24,507	$23,568	$25,781
10/21	$26,629	$25,161	$27,589
11/21	$26,059	$24,778	$26,423
12/21	$25,566	$25,754	$26,516
01/22	$21,668	$24,239	$23,094
02/22	$21,449	$23,628	$22,814
03/22	$21,576	$24,395	$23,180
04/22	$18,751	$22,206	$20,570
05/22	$18,049	$22,176	$19,774
06/22	$16,683	$20,321	$18,296
07/22	$19,239	$22,227	$20,535
08/22	$18,663	$21,397	$19,862
09/22	$16,932	$19,413	$18,176
10/22	$18,224	$21,005	$19,605
11/22	$18,722	$22,102	$20,671
12/22	$17,683	$20,808	$19,431
01/23	$19,229	$22,241	$21,126
02/23	$19,063	$21,721	$20,918
03/23	$19,659	$22,302	$21,206
04/23	$19,346	$22,539	$20,899
05/23	$19,576	$22,627	$20,912
06/23	$21,254	$24,172	$22,528
07/23	$21,834	$25,039	$23,210
08/23	$20,849	$24,555	$22,444
09/23	$19,722	$23,386	$21,351
10/23	$18,624	$22,766	$20,262
11/23	$20,820	$24,888	$22,733
12/23	$22,146	$26,209	$24,457
01/24	$22,337	$26,499	$24,325
02/24	$24,151	$27,933	$26,154
03/24	$24,693	$28,835	$26,779
04/24	$23,127	$27,566	$25,224
05/24	$23,420	$28,868	$25,493
06/24	$23,785	$29,762	$25,919
07/24	$24,020	$30,315	$26,076
08/24	$24,302	$30,975	$26,724
09/24	$25,288	$31,616	$27,614
10/24	$25,624	$31,384	$28,097
11/24	$29,473	$33,471	$31,842
12/24	$27,390	$32,448	$29,863
01/25	$29,215	$33,473	$31,768
02/25	$27,459	$32,831	$29,958
03/25	$24,624	$30,916	$27,736
04/25	$25,439	$30,709	$28,668
05/25	$28,132	$32,655	$31,416
06/25	$30,771	$34,314	$32,785
07/25	$31,522	$35,070	$33,451
08/25	$31,805	$35,881	$33,785
09/25	$32,683	$37,120	$33,696
10/25	$33,361	$37,915	$33,602
11/25	$31,844	$38,019	$32,889
12/25	$31,537	$38,012	$32,448

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	15.14	7.53	12.17
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 472,684,458
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,835,732
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$472,684,458
Total number of portfolio holdings	69
Management services fees (represents 0.82% of Fund average net assets)	$3,835,732
Portfolio turnover for the reporting period	195%

Holdings [Text Block]

Equity Sector Allocation

Industrials	23.9%
Consumer Discretionary	19.7%
Information Technology	17.9%
Communication Services	13.8%
Health Care	13.4%
Financials	5.2%
Consumer Staples	5.1%
Materials	0.7%

Asset Categories

Common Stocks	99.7%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Vertiv Holdings Co.	3.2%
Take-Two Interactive Software, Inc.	3.0%
Carpenter Technology Corp.	2.9%
Howmet Aerospace, Inc.	2.9%
MongoDB, Inc.	2.8%
Spotify Technology SA	2.7%
DoorDash, Inc., Class A	2.7%
Celsius Holdings, Inc.	2.5%
RBC Bearings, Inc.	2.4%
SharkNinja, Inc.	2.3%

Material Fund Change [Text Block]
C000088770
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$115	1.07%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight positions in the utilities sector buoyed Fund performance relative to its benchmark during the annual period.

Individual holdings | Positions in Robinhood Markets, a financial services platform company, Talen Energy, an alternative power generation company, and Carpenter Technology, a specialty metal producer company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care and energy sectors hurt the Fund’s relative performance during the annual period.

Allocations | Overweight positions in the communication services sector detracted from relative performance.

Individual holdings | Positions in Palantir, a software company, FTAI Aviation, an aerospace company, and Wingstop, a restaurant franchisor company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 ($30,756)	Russell 3000® Index ($38,012)	Russell Midcap® Growth Index ($32,448)
12/15	$10,000	$10,000	$10,000
01/16	$9,110	$9,436	$9,243
02/16	$9,135	$9,433	$9,388
03/16	$9,822	$10,097	$10,058
04/16	$9,837	$10,159	$10,052
05/16	$9,936	$10,341	$10,217
06/16	$9,817	$10,362	$10,215
07/16	$10,163	$10,774	$10,721
08/16	$10,168	$10,801	$10,689
09/16	$10,262	$10,818	$10,684
10/16	$9,881	$10,584	$10,250
11/16	$10,227	$11,058	$10,696
12/16	$10,203	$11,274	$10,733
01/17	$10,657	$11,486	$11,091
02/17	$10,959	$11,913	$11,410
03/17	$10,944	$11,921	$11,473
04/17	$11,127	$12,047	$11,643
05/17	$11,379	$12,171	$11,921
06/17	$11,394	$12,280	$11,956
07/17	$11,567	$12,512	$12,156
08/17	$11,597	$12,536	$12,242
09/17	$11,928	$12,842	$12,588
10/17	$12,239	$13,122	$12,940
11/17	$12,496	$13,521	$13,373
12/17	$12,516	$13,656	$13,445
01/18	$13,203	$14,375	$14,206
02/18	$12,650	$13,846	$13,760
03/18	$12,664	$13,568	$13,737
04/18	$12,699	$13,619	$13,607
05/18	$13,332	$14,004	$14,116
06/18	$13,421	$14,095	$14,171
07/18	$13,604	$14,563	$14,475
08/18	$14,177	$15,074	$15,309
09/18	$14,177	$15,099	$15,244
10/18	$12,753	$13,988	$13,735
11/18	$13,134	$14,268	$14,084
12/18	$11,893	$12,940	$12,806
01/19	$13,060	$14,051	$14,278
02/19	$13,772	$14,545	$15,115
03/19	$14,088	$14,757	$15,319
04/19	$14,909	$15,346	$16,008
05/19	$14,157	$14,353	$15,087
06/19	$14,988	$15,361	$16,146
07/19	$15,166	$15,590	$16,523
08/19	$14,647	$15,272	$16,222
09/19	$14,637	$15,540	$16,038
10/19	$15,007	$15,874	$16,335
11/19	$15,759	$16,478	$17,148
12/19	$16,036	$16,954	$17,348
01/20	$16,129	$16,935	$17,511
02/20	$15,096	$15,549	$16,303
03/20	$12,981	$13,410	$13,872
04/20	$14,750	$15,187	$16,044
05/20	$16,332	$15,999	$17,656
06/20	$16,723	$16,364	$18,070
07/20	$18,201	$17,294	$19,513
08/20	$18,557	$18,546	$20,044
09/20	$18,670	$17,871	$19,763
10/20	$18,749	$17,485	$19,788
11/20	$20,633	$19,613	$22,445
12/20	$21,661	$20,495	$23,522
01/21	$21,671	$20,404	$23,444
02/21	$22,383	$21,042	$23,844
03/21	$22,219	$21,796	$23,389
04/21	$23,401	$22,919	$24,703
05/21	$22,832	$23,024	$24,326
06/21	$24,439	$23,592	$25,979
07/21	$25,002	$23,991	$26,246
08/21	$25,694	$24,675	$27,094
09/21	$24,157	$23,568	$25,781
10/21	$26,243	$25,161	$27,589
11/21	$25,675	$24,778	$26,423
12/21	$25,185	$25,754	$26,516
01/22	$21,340	$24,239	$23,094
02/22	$21,117	$23,628	$22,814
03/22	$21,241	$24,395	$23,180
04/22	$18,453	$22,206	$20,570
05/22	$17,761	$22,176	$19,774
06/22	$16,411	$20,321	$18,296
07/22	$18,922	$22,227	$20,535
08/22	$18,349	$21,397	$19,862
09/22	$16,649	$19,413	$18,176
10/22	$17,914	$21,005	$19,605
11/22	$18,398	$22,102	$20,671
12/22	$17,375	$20,808	$19,431
01/23	$18,888	$22,241	$21,126
02/23	$18,720	$21,721	$20,918
03/23	$19,303	$22,302	$21,206
04/23	$18,997	$22,539	$20,899
05/23	$19,214	$22,627	$20,912
06/23	$20,855	$24,172	$22,528
07/23	$21,424	$25,039	$23,210
08/23	$20,450	$24,555	$22,444
09/23	$19,343	$23,386	$21,351
10/23	$18,260	$22,766	$20,262
11/23	$20,410	$24,888	$22,733
12/23	$21,705	$26,209	$24,457
01/24	$21,888	$26,499	$24,325
02/24	$23,658	$27,933	$26,154
03/24	$24,187	$28,835	$26,779
04/24	$22,645	$27,566	$25,224
05/24	$22,926	$28,868	$25,493
06/24	$23,282	$29,762	$25,919
07/24	$23,510	$30,315	$26,076
08/24	$23,777	$30,975	$26,724
09/24	$24,740	$31,616	$27,614
10/24	$25,062	$31,384	$28,097
11/24	$28,819	$33,471	$31,842
12/24	$26,777	$32,448	$29,863
01/25	$28,557	$33,473	$31,768
02/25	$26,836	$32,831	$29,958
03/25	$24,058	$30,916	$27,736
04/25	$24,849	$30,709	$28,668
05/25	$27,474	$32,655	$31,416
06/25	$30,044	$34,314	$32,785
07/25	$30,776	$35,070	$33,451
08/25	$31,043	$35,881	$33,785
09/25	$31,893	$37,120	$33,696
10/25	$32,551	$37,915	$33,602
11/25	$31,063	$38,019	$32,889
12/25	$30,756	$38,012	$32,448

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	14.86	7.26	11.89
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 472,684,458
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,835,732
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$472,684,458
Total number of portfolio holdings	69
Management services fees (represents 0.82% of Fund average net assets)	$3,835,732
Portfolio turnover for the reporting period	195%

Holdings [Text Block]

Equity Sector Allocation

Industrials	23.9%
Consumer Discretionary	19.7%
Information Technology	17.9%
Communication Services	13.8%
Health Care	13.4%
Financials	5.2%
Consumer Staples	5.1%
Materials	0.7%

Asset Categories

Common Stocks	99.7%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Vertiv Holdings Co.	3.2%
Take-Two Interactive Software, Inc.	3.0%
Carpenter Technology Corp.	2.9%
Howmet Aerospace, Inc.	2.9%
MongoDB, Inc.	2.8%
Spotify Technology SA	2.7%
DoorDash, Inc., Class A	2.7%
Celsius Holdings, Inc.	2.5%
RBC Bearings, Inc.	2.4%
SharkNinja, Inc.	2.3%

Material Fund Change [Text Block]
C000055683
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Mid Cap Growth Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight positions in the utilities sector buoyed Fund performance relative to its benchmark during the annual period.

Individual holdings | Positions in Robinhood Markets, a financial services platform company, Talen Energy, an alternative power generation company, and Carpenter Technology, a specialty metal producer company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care and energy sectors hurt the Fund’s relative performance during the annual period.

Allocations | Overweight positions in the communication services sector detracted from relative performance.

Individual holdings | Positions in Palantir, a software company, FTAI Aviation, an aerospace company, and Wingstop, a restaurant franchisor company, were among the top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 ($31,135)	Russell 3000® Index ($38,012)	Russell Midcap® Growth Index ($32,448)
12/15	$10,000	$10,000	$10,000
01/16	$9,111	$9,436	$9,243
02/16	$9,136	$9,433	$9,388
03/16	$9,823	$10,097	$10,058
04/16	$9,838	$10,159	$10,052
05/16	$9,941	$10,341	$10,217
06/16	$9,823	$10,362	$10,215
07/16	$10,172	$10,774	$10,721
08/16	$10,177	$10,801	$10,689
09/16	$10,270	$10,818	$10,684
10/16	$9,892	$10,584	$10,250
11/16	$10,241	$11,058	$10,696
12/16	$10,216	$11,274	$10,733
01/17	$10,673	$11,486	$11,091
02/17	$10,972	$11,913	$11,410
03/17	$10,963	$11,921	$11,473
04/17	$11,144	$12,047	$11,643
05/17	$11,400	$12,171	$11,921
06/17	$11,415	$12,280	$11,956
07/17	$11,586	$12,512	$12,156
08/17	$11,621	$12,536	$12,242
09/17	$11,950	$12,842	$12,588
10/17	$12,269	$13,122	$12,940
11/17	$12,525	$13,521	$13,373
12/17	$12,544	$13,656	$13,445
01/18	$13,237	$14,375	$14,206
02/18	$12,682	$13,846	$13,760
03/18	$12,701	$13,568	$13,737
04/18	$12,731	$13,619	$13,607
05/18	$13,369	$14,004	$14,116
06/18	$13,463	$14,095	$14,171
07/18	$13,644	$14,563	$14,475
08/18	$14,224	$15,074	$15,309
09/18	$14,224	$15,099	$15,244
10/18	$12,795	$13,988	$13,735
11/18	$13,178	$14,268	$14,084
12/18	$11,935	$12,940	$12,806
01/19	$13,109	$14,051	$14,278
02/19	$13,821	$14,545	$15,115
03/19	$14,145	$14,757	$15,319
04/19	$14,971	$15,346	$16,008
05/19	$14,219	$14,353	$15,087
06/19	$15,054	$15,361	$16,146
07/19	$15,231	$15,590	$16,523
08/19	$14,710	$15,272	$16,222
09/19	$14,705	$15,540	$16,038
10/19	$15,079	$15,874	$16,335
11/19	$15,835	$16,478	$17,148
12/19	$16,110	$16,954	$17,348
01/20	$16,208	$16,935	$17,511
02/20	$15,172	$15,549	$16,303
03/20	$13,050	$13,410	$13,872
04/20	$14,833	$15,187	$16,044
05/20	$16,419	$15,999	$17,656
06/20	$16,817	$16,364	$18,070
07/20	$18,305	$17,294	$19,513
08/20	$18,664	$18,546	$20,044
09/20	$18,782	$17,871	$19,763
10/20	$18,861	$17,485	$19,788
11/20	$20,756	$19,613	$22,445
12/20	$21,793	$20,495	$23,522
01/21	$21,807	$20,404	$23,444
02/21	$22,525	$21,042	$23,844
03/21	$22,362	$21,796	$23,389
04/21	$23,556	$22,919	$24,703
05/21	$22,986	$23,024	$24,326
06/21	$24,602	$23,592	$25,979
07/21	$25,177	$23,991	$26,246
08/21	$25,874	$24,675	$27,094
09/21	$24,327	$23,568	$25,781
10/21	$26,429	$25,161	$27,589
11/21	$25,860	$24,778	$26,423
12/21	$25,368	$25,754	$26,516
01/22	$21,498	$24,239	$23,094
02/22	$21,277	$23,628	$22,814
03/22	$21,405	$24,395	$23,180
04/22	$18,595	$22,206	$20,570
05/22	$17,903	$22,176	$19,774
06/22	$16,542	$20,321	$18,296
07/22	$19,077	$22,227	$20,535
08/22	$18,502	$21,397	$19,862
09/22	$16,788	$19,413	$18,176
10/22	$18,065	$21,005	$19,605
11/22	$18,556	$22,102	$20,671
12/22	$17,525	$20,808	$19,431
01/23	$19,052	$22,241	$21,126
02/23	$18,885	$21,721	$20,918
03/23	$19,474	$22,302	$21,206
04/23	$19,165	$22,539	$20,899
05/23	$19,391	$22,627	$20,912
06/23	$21,051	$24,172	$22,528
07/23	$21,626	$25,039	$23,210
08/23	$20,643	$24,555	$22,444
09/23	$19,528	$23,386	$21,351
10/23	$18,438	$22,766	$20,262
11/23	$20,609	$24,888	$22,733
12/23	$21,920	$26,209	$24,457
01/24	$22,107	$26,499	$24,325
02/24	$23,900	$27,933	$26,154
03/24	$24,435	$28,835	$26,779
04/24	$22,878	$27,566	$25,224
05/24	$23,168	$28,868	$25,493
06/24	$23,527	$29,762	$25,919
07/24	$23,757	$30,315	$26,076
08/24	$24,032	$30,975	$26,724
09/24	$25,010	$31,616	$27,614
10/24	$25,334	$31,384	$28,097
11/24	$29,140	$33,471	$31,842
12/24	$27,078	$32,448	$29,863
01/25	$28,880	$33,473	$31,768
02/25	$27,141	$32,831	$29,958
03/25	$24,337	$30,916	$27,736
04/25	$25,138	$30,709	$28,668
05/25	$27,795	$32,655	$31,416
06/25	$30,403	$34,314	$32,785
07/25	$31,139	$35,070	$33,451
08/25	$31,415	$35,881	$33,785
09/25	$32,279	$37,120	$33,696
10/25	$32,947	$37,915	$33,602
11/25	$31,444	$38,019	$32,889
12/25	$31,135	$38,012	$32,448

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	14.98	7.40	12.03
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 472,684,458
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,835,732
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$472,684,458
Total number of portfolio holdings	69
Management services fees (represents 0.82% of Fund average net assets)	$3,835,732
Portfolio turnover for the reporting period	195%

Holdings [Text Block]

Equity Sector Allocation

Industrials	23.9%
Consumer Discretionary	19.7%
Information Technology	17.9%
Communication Services	13.8%
Health Care	13.4%
Financials	5.2%
Consumer Staples	5.1%
Materials	0.7%

Asset Categories

Common Stocks	99.7%
Other	0.8%

Largest Holdings [Text Block]

Top Holdings

Vertiv Holdings Co.	3.2%
Take-Two Interactive Software, Inc.	3.0%
Carpenter Technology Corp.	2.9%
Howmet Aerospace, Inc.	2.9%
MongoDB, Inc.	2.8%
Spotify Technology SA	2.7%
DoorDash, Inc., Class A	2.7%
Celsius Holdings, Inc.	2.5%
RBC Bearings, Inc.	2.4%
SharkNinja, Inc.	2.3%

Material Fund Change [Text Block]
C000088779
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Small Cap Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, real estate, and information technology sectors buoyed the Fund’s relative performance during the annual period.

Allocations | Underweights in the real estate and energy sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Kratos Defense, a provider of advanced defense and security solutions; ATI, a producer of specialty materials and components for aerospace and defense; Primoris Services, a construction and engineering services company focused on energy and infrastructure; Viavi Solutions, a supplier of network testing, monitoring, and optical technologies; and Tenet Healthcare, a diversified healthcare services company operating hospitals and outpatient centers, were top contributors to Fund performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, materials, financials, energy, and consumer staples sectors all hurt the Fund’s relative performance during the annual period.

Allocations | No allocation to the communication services sector, as well allocations to the financials, industrials, and information technology sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Six Flags, an operator of amusement parks and entertainment venues; Alight, a provider of cloud-based human capital and business solutions; Kemper Corp, an insurance and financial services company; SM Energy Company, an independent oil and natural gas exploration and production company; and Fluence Energy, a provider of energy storage products and services for renewable power integration, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Select Small Cap Value Fund Class 1 ($22,063)	Russell 3000® Index ($38,012)	Russell 2000® Value Index ($24,256)
12/15	$10,000	$10,000	$10,000
01/16	$9,053	$9,436	$9,328
02/16	$9,268	$9,433	$9,392
03/16	$10,063	$10,097	$10,170
04/16	$10,089	$10,159	$10,386
05/16	$10,258	$10,341	$10,576
06/16	$9,911	$10,362	$10,608
07/16	$10,511	$10,774	$11,181
08/16	$10,568	$10,801	$11,458
09/16	$10,605	$10,818	$11,549
10/16	$10,095	$10,584	$11,169
11/16	$10,974	$11,058	$12,652
12/16	$11,395	$11,274	$13,174
01/17	$11,405	$11,486	$13,080
02/17	$11,574	$11,913	$13,269
03/17	$11,542	$11,921	$13,157
04/17	$11,595	$12,047	$13,209
05/17	$11,784	$12,171	$12,797
06/17	$11,958	$12,280	$13,245
07/17	$12,047	$12,512	$13,329
08/17	$11,858	$12,536	$13,001
09/17	$12,400	$12,842	$13,922
10/17	$12,547	$13,122	$13,940
11/17	$12,879	$13,521	$14,344
12/17	$12,795	$13,656	$14,207
01/18	$13,263	$14,375	$14,382
02/18	$12,758	$13,846	$13,663
03/18	$12,947	$13,568	$13,832
04/18	$12,653	$13,619	$14,071
05/18	$13,089	$14,004	$14,890
06/18	$13,021	$14,095	$14,980
07/18	$13,442	$14,563	$15,245
08/18	$13,868	$15,074	$15,608
09/18	$13,668	$15,099	$15,221
10/18	$12,279	$13,988	$13,858
11/18	$12,479	$14,268	$14,081
12/18	$11,184	$12,940	$12,379
01/19	$12,474	$14,051	$13,733
02/19	$12,895	$14,545	$14,267
03/19	$12,621	$14,757	$13,856
04/19	$13,189	$15,346	$14,380
05/19	$12,100	$14,353	$13,205
06/19	$12,789	$15,361	$14,046
07/19	$12,795	$15,590	$14,069
08/19	$11,932	$15,272	$13,284
09/19	$12,332	$15,540	$13,966
10/19	$12,479	$15,874	$14,304
11/19	$12,721	$16,478	$14,639
12/19	$13,168	$16,954	$15,151
01/20	$13,000	$16,935	$14,334
02/20	$11,484	$15,549	$12,941
03/20	$8,411	$13,410	$9,748
04/20	$9,868	$15,187	$10,951
05/20	$10,458	$15,999	$11,265
06/20	$10,663	$16,364	$11,591
07/20	$11,337	$17,294	$11,830
08/20	$11,821	$18,546	$12,468
09/20	$11,542	$17,871	$11,887
10/20	$11,689	$17,485	$12,313
11/20	$13,442	$19,613	$14,690
12/20	$14,379	$20,495	$15,853
01/21	$14,858	$20,404	$16,688
02/21	$16,305	$21,042	$18,255
03/21	$17,089	$21,796	$19,209
04/21	$17,868	$22,919	$19,598
05/21	$18,347	$23,024	$20,208
06/21	$17,968	$23,592	$20,085
07/21	$17,637	$23,991	$19,366
08/21	$18,011	$24,675	$19,885
09/21	$17,711	$23,568	$19,486
10/21	$18,232	$25,161	$20,229
11/21	$17,679	$24,778	$19,538
12/21	$18,826	$25,754	$20,335
01/22	$17,879	$24,239	$19,150
02/22	$18,126	$23,628	$19,467
03/22	$17,942	$24,395	$19,847
04/22	$16,584	$22,206	$18,307
05/22	$16,868	$22,176	$18,658
06/22	$15,158	$20,321	$16,815
07/22	$16,721	$22,227	$18,443
08/22	$16,268	$21,397	$17,860
09/22	$14,784	$19,413	$16,040
10/22	$16,600	$21,005	$18,059
11/22	$17,053	$22,102	$18,611
12/22	$16,058	$20,808	$17,390
01/23	$17,542	$22,241	$19,050
02/23	$17,474	$21,721	$18,610
03/23	$16,521	$22,302	$17,276
04/23	$16,374	$22,539	$16,845
05/23	$15,863	$22,627	$16,514
06/23	$17,358	$24,172	$17,825
07/23	$18,374	$25,039	$19,171
08/23	$17,700	$24,555	$18,248
09/23	$16,474	$23,386	$17,298
10/23	$15,405	$22,766	$16,266
11/23	$16,600	$24,888	$17,730
12/23	$18,163	$26,209	$19,937
01/24	$17,595	$26,499	$19,031
02/24	$18,189	$27,933	$19,654
03/24	$19,268	$28,835	$20,515
04/24	$18,521	$27,566	$19,208
05/24	$19,274	$28,868	$20,107
06/24	$18,995	$29,762	$19,768
07/24	$20,768	$30,315	$22,177
08/24	$20,695	$30,975	$21,761
09/24	$20,663	$31,616	$21,774
10/24	$20,495	$31,384	$21,434
11/24	$22,579	$33,471	$23,501
12/24	$20,700	$32,448	$21,543
01/25	$21,237	$33,473	$21,985
02/25	$19,974	$32,831	$21,144
03/25	$18,863	$30,916	$19,875
04/25	$18,111	$30,709	$19,077
05/25	$19,295	$32,655	$19,878
06/25	$20,142	$34,314	$20,862
07/25	$20,332	$35,070	$21,230
08/25	$21,811	$35,881	$23,028
09/25	$21,989	$37,120	$23,491
10/25	$21,716	$37,915	$23,550
11/25	$22,321	$38,019	$24,212
12/25	$22,063	$38,012	$24,256

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	6.59	8.94	8.23
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Value Index	12.59	8.88	9.27

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 105,408,057
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 900,599
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$105,408,057
Total number of portfolio holdings	56
Management services fees (represents 0.87% of Fund average net assets)	$900,599
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Equity Sector Allocation

Financials	28.6%
Industrials	19.3%
Information Technology	10.7%
Health Care	9.8%
Consumer Discretionary	8.4%
Real Estate	8.1%
Energy	4.7%
Materials	4.2%
Utilities	2.7%
Consumer Staples	2.4%

Asset Categories

Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Axos Financial, Inc.	3.5%
MACOM Technology Solutions Holdings, Inc.	3.4%
ATI, Inc.	3.2%
Primoris Services Corp.	3.1%
Kratos Defense & Security Solutions, Inc.	3.1%
Popular, Inc.	3.0%
Zurn Elkay Water Solutions Corp.	2.8%
Viavi Solutions, Inc.	2.8%
Portland General Electric Co.	2.8%
Atmus Filtration Technologies, Inc.	2.7%

Material Fund Change [Text Block]
C000088780
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Small Cap Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, real estate, and information technology sectors buoyed the Fund’s relative performance during the annual period.

Allocations | Underweights in the real estate and energy sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Kratos Defense, a provider of advanced defense and security solutions; ATI, a producer of specialty materials and components for aerospace and defense; Primoris Services, a construction and engineering services company focused on energy and infrastructure; Viavi Solutions, a supplier of network testing, monitoring, and optical technologies; and Tenet Healthcare, a diversified healthcare services company operating hospitals and outpatient centers, were top contributors to Fund performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, materials, financials, energy, and consumer staples sectors all hurt the Fund’s relative performance during the annual period.

Allocations | No allocation to the communication services sector, as well allocations to the financials, industrials, and information technology sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Six Flags, an operator of amusement parks and entertainment venues; Alight, a provider of cloud-based human capital and business solutions; Kemper Corp, an insurance and financial services company; SM Energy Company, an independent oil and natural gas exploration and production company; and Fluence Energy, a provider of energy storage products and services for renewable power integration, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Select Small Cap Value Fund Class 2 ($21,521)	Russell 3000® Index ($38,012)	Russell 2000® Value Index ($24,256)
12/15	$10,000	$10,000	$10,000
01/16	$9,050	$9,436	$9,328
02/16	$9,264	$9,433	$9,392
03/16	$10,059	$10,097	$10,170
04/16	$10,080	$10,159	$10,386
05/16	$10,245	$10,341	$10,576
06/16	$9,899	$10,362	$10,608
07/16	$10,491	$10,774	$11,181
08/16	$10,550	$10,801	$11,458
09/16	$10,582	$10,818	$11,549
10/16	$10,075	$10,584	$11,169
11/16	$10,950	$11,058	$12,652
12/16	$11,366	$11,274	$13,174
01/17	$11,377	$11,486	$13,080
02/17	$11,542	$11,913	$13,269
03/17	$11,505	$11,921	$13,157
04/17	$11,558	$12,047	$13,209
05/17	$11,745	$12,171	$12,797
06/17	$11,916	$12,280	$13,245
07/17	$12,001	$12,512	$13,329
08/17	$11,814	$12,536	$13,001
09/17	$12,353	$12,842	$13,922
10/17	$12,492	$13,122	$13,940
11/17	$12,823	$13,521	$14,344
12/17	$12,737	$13,656	$14,207
01/18	$13,196	$14,375	$14,382
02/18	$12,695	$13,846	$13,663
03/18	$12,882	$13,568	$13,832
04/18	$12,583	$13,619	$14,071
05/18	$13,015	$14,004	$14,890
06/18	$12,946	$14,095	$14,980
07/18	$13,362	$14,563	$15,245
08/18	$13,778	$15,074	$15,608
09/18	$13,581	$15,099	$15,221
10/18	$12,199	$13,988	$13,858
11/18	$12,396	$14,268	$14,081
12/18	$11,105	$12,940	$12,379
01/19	$12,385	$14,051	$13,733
02/19	$12,796	$14,545	$14,267
03/19	$12,524	$14,757	$13,856
04/19	$13,084	$15,346	$14,380
05/19	$12,001	$14,353	$13,205
06/19	$12,684	$15,361	$14,046
07/19	$12,684	$15,590	$14,069
08/19	$11,825	$15,272	$13,284
09/19	$12,220	$15,540	$13,966
10/19	$12,364	$15,874	$14,304
11/19	$12,599	$16,478	$14,639
12/19	$13,042	$16,954	$15,151
01/20	$12,871	$16,935	$14,334
02/20	$11,371	$15,549	$12,941
03/20	$8,324	$13,410	$9,748
04/20	$9,765	$15,187	$10,951
05/20	$10,347	$15,999	$11,265
06/20	$10,544	$16,364	$11,591
07/20	$11,211	$17,294	$11,830
08/20	$11,686	$18,546	$12,468
09/20	$11,409	$17,871	$11,887
10/20	$11,553	$17,485	$12,313
11/20	$13,282	$19,613	$14,690
12/20	$14,205	$20,495	$15,853
01/21	$14,674	$20,404	$16,688
02/21	$16,105	$21,042	$18,255
03/21	$16,873	$21,796	$19,209
04/21	$17,641	$22,919	$19,598
05/21	$18,111	$23,024	$20,208
06/21	$17,727	$23,592	$20,085
07/21	$17,396	$23,991	$19,366
08/21	$17,764	$24,675	$19,885
09/21	$17,465	$23,568	$19,486
10/21	$17,972	$25,161	$20,229
11/21	$17,423	$24,778	$19,538
12/21	$18,554	$25,754	$20,335
01/22	$17,615	$24,239	$19,150
02/22	$17,860	$23,628	$19,467
03/22	$17,673	$24,395	$19,847
04/22	$16,329	$22,206	$18,307
05/22	$16,606	$22,176	$18,658
06/22	$14,920	$20,321	$16,815
07/22	$16,457	$22,227	$18,443
08/22	$16,003	$21,397	$17,860
09/22	$14,541	$19,413	$16,040
10/22	$16,323	$21,005	$18,059
11/22	$16,766	$22,102	$18,611
12/22	$15,784	$20,808	$17,390
01/23	$17,236	$22,241	$19,050
02/23	$17,172	$21,721	$18,610
03/23	$16,227	$22,302	$17,276
04/23	$16,083	$22,539	$16,845
05/23	$15,576	$22,627	$16,514
06/23	$17,044	$24,172	$17,825
07/23	$18,036	$25,039	$19,171
08/23	$17,369	$24,555	$18,248
09/23	$16,163	$23,386	$17,298
10/23	$15,112	$22,766	$16,266
11/23	$16,275	$24,888	$17,730
12/23	$17,812	$26,209	$19,937
01/24	$17,247	$26,499	$19,031
02/24	$17,828	$27,933	$19,654
03/24	$18,885	$28,835	$20,515
04/24	$18,143	$27,566	$19,208
05/24	$18,879	$28,868	$20,107
06/24	$18,602	$29,762	$19,768
07/24	$20,336	$30,315	$22,177
08/24	$20,256	$30,975	$21,761
09/24	$20,224	$31,616	$21,774
10/24	$20,053	$31,384	$21,434
11/24	$22,086	$33,471	$23,501
12/24	$20,245	$32,448	$21,543
01/25	$20,768	$33,473	$21,985
02/25	$19,525	$32,831	$21,144
03/25	$18,437	$30,916	$19,875
04/25	$17,695	$30,709	$19,077
05/25	$18,853	$32,655	$19,878
06/25	$19,674	$34,314	$20,862
07/25	$19,856	$35,070	$21,230
08/25	$21,297	$35,881	$23,028
09/25	$21,467	$37,120	$23,491
10/25	$21,190	$37,915	$23,550
11/25	$21,782	$38,019	$24,212
12/25	$21,521	$38,012	$24,256

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	6.30	8.66	7.97
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Value Index	12.59	8.88	9.27

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 105,408,057
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 900,599
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$105,408,057
Total number of portfolio holdings	56
Management services fees (represents 0.87% of Fund average net assets)	$900,599
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Equity Sector Allocation

Financials	28.6%
Industrials	19.3%
Information Technology	10.7%
Health Care	9.8%
Consumer Discretionary	8.4%
Real Estate	8.1%
Energy	4.7%
Materials	4.2%
Utilities	2.7%
Consumer Staples	2.4%

Asset Categories

Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Axos Financial, Inc.	3.5%
MACOM Technology Solutions Holdings, Inc.	3.4%
ATI, Inc.	3.2%
Primoris Services Corp.	3.1%
Kratos Defense & Security Solutions, Inc.	3.1%
Popular, Inc.	3.0%
Zurn Elkay Water Solutions Corp.	2.8%
Viavi Solutions, Inc.	2.8%
Portland General Electric Co.	2.8%
Atmus Filtration Technologies, Inc.	2.7%

Material Fund Change [Text Block]
C000055689
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Select Small Cap Value Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, real estate, and information technology sectors buoyed the Fund’s relative performance during the annual period.

Allocations | Underweights in the real estate and energy sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Kratos Defense, a provider of advanced defense and security solutions; ATI, a producer of specialty materials and components for aerospace and defense; Primoris Services, a construction and engineering services company focused on energy and infrastructure; Viavi Solutions, a supplier of network testing, monitoring, and optical technologies; and Tenet Healthcare, a diversified healthcare services company operating hospitals and outpatient centers, were top contributors to Fund performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, materials, financials, energy, and consumer staples sectors all hurt the Fund’s relative performance during the annual period.

Allocations | No allocation to the communication services sector, as well allocations to the financials, industrials, and information technology sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Six Flags, an operator of amusement parks and entertainment venues; Alight, a provider of cloud-based human capital and business solutions; Kemper Corp, an insurance and financial services company; SM Energy Company, an independent oil and natural gas exploration and production company; and Fluence Energy, a provider of energy storage products and services for renewable power integration, were top detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Select Small Cap Value Fund Class 3 ($21,802)	Russell 3000® Index ($38,012)	Russell 2000® Value Index ($24,256)
12/15	$10,000	$10,000	$10,000
01/16	$9,051	$9,436	$9,328
02/16	$9,269	$9,433	$9,392
03/16	$10,064	$10,097	$10,170
04/16	$10,090	$10,159	$10,386
05/16	$10,254	$10,341	$10,576
06/16	$9,905	$10,362	$10,608
07/16	$10,503	$10,774	$11,181
08/16	$10,562	$10,801	$11,458
09/16	$10,599	$10,818	$11,549
10/16	$10,090	$10,584	$11,169
11/16	$10,965	$11,058	$12,652
12/16	$11,383	$11,274	$13,174
01/17	$11,394	$11,486	$13,080
02/17	$11,563	$11,913	$13,269
03/17	$11,526	$11,921	$13,157
04/17	$11,579	$12,047	$13,209
05/17	$11,770	$12,171	$12,797
06/17	$11,945	$12,280	$13,245
07/17	$12,030	$12,512	$13,329
08/17	$11,839	$12,536	$13,001
09/17	$12,379	$12,842	$13,922
10/17	$12,528	$13,122	$13,940
11/17	$12,856	$13,521	$14,344
12/17	$12,772	$13,656	$14,207
01/18	$13,233	$14,375	$14,382
02/18	$12,735	$13,846	$13,663
03/18	$12,920	$13,568	$13,832
04/18	$12,623	$13,619	$14,071
05/18	$13,058	$14,004	$14,890
06/18	$12,989	$14,095	$14,980
07/18	$13,408	$14,563	$15,245
08/18	$13,826	$15,074	$15,608
09/18	$13,630	$15,099	$15,221
10/18	$12,242	$13,988	$13,858
11/18	$12,443	$14,268	$14,081
12/18	$11,150	$12,940	$12,379
01/19	$12,438	$14,051	$13,733
02/19	$12,851	$14,545	$14,267
03/19	$12,576	$14,757	$13,856
04/19	$13,143	$15,346	$14,380
05/19	$12,056	$14,353	$13,205
06/19	$12,740	$15,361	$14,046
07/19	$12,745	$15,590	$14,069
08/19	$11,881	$15,272	$13,284
09/19	$12,284	$15,540	$13,966
10/19	$12,422	$15,874	$14,304
11/19	$12,666	$16,478	$14,639
12/19	$13,111	$16,954	$15,151
01/20	$12,941	$16,935	$14,334
02/20	$11,431	$15,549	$12,941
03/20	$8,368	$13,410	$9,748
04/20	$9,820	$15,187	$10,951
05/20	$10,408	$15,999	$11,265
06/20	$10,609	$16,364	$11,591
07/20	$11,277	$17,294	$11,830
08/20	$11,759	$18,546	$12,468
09/20	$11,479	$17,871	$11,887
10/20	$11,627	$17,485	$12,313
11/20	$13,365	$19,613	$14,690
12/20	$14,298	$20,495	$15,853
01/21	$14,769	$20,404	$16,688
02/21	$16,211	$21,042	$18,255
03/21	$16,990	$21,796	$19,209
04/21	$17,764	$22,919	$19,598
05/21	$18,235	$23,024	$20,208
06/21	$17,854	$23,592	$20,085
07/21	$17,525	$23,991	$19,366
08/21	$17,896	$24,675	$19,885
09/21	$17,599	$23,568	$19,486
10/21	$18,108	$25,161	$20,229
11/21	$17,557	$24,778	$19,538
12/21	$18,702	$25,754	$20,335
01/22	$17,753	$24,239	$19,150
02/22	$18,002	$23,628	$19,467
03/22	$17,817	$24,395	$19,847
04/22	$16,465	$22,206	$18,307
05/22	$16,741	$22,176	$18,658
06/22	$15,045	$20,321	$16,815
07/22	$16,598	$22,227	$18,443
08/22	$16,142	$21,397	$17,860
09/22	$14,669	$19,413	$16,040
10/22	$16,471	$21,005	$18,059
11/22	$16,921	$22,102	$18,611
12/22	$15,930	$20,808	$17,390
01/23	$17,398	$22,241	$19,050
02/23	$17,329	$21,721	$18,610
03/23	$16,381	$22,302	$17,276
04/23	$16,232	$22,539	$16,845
05/23	$15,723	$22,627	$16,514
06/23	$17,207	$24,172	$17,825
07/23	$18,214	$25,039	$19,171
08/23	$17,541	$24,555	$18,248
09/23	$16,328	$23,386	$17,298
10/23	$15,262	$22,766	$16,266
11/23	$16,444	$24,888	$17,730
12/23	$17,997	$26,209	$19,937
01/24	$17,424	$26,499	$19,031
02/24	$18,018	$27,933	$19,654
03/24	$19,083	$28,835	$20,515
04/24	$18,341	$27,566	$19,208
05/24	$19,083	$28,868	$20,107
06/24	$18,808	$29,762	$19,768
07/24	$20,562	$30,315	$22,177
08/24	$20,482	$30,975	$21,761
09/24	$20,450	$31,616	$21,774
10/24	$20,281	$31,384	$21,434
11/24	$22,342	$33,471	$23,501
12/24	$20,482	$32,448	$21,543
01/25	$21,012	$33,473	$21,985
02/25	$19,756	$32,831	$21,144
03/25	$18,654	$30,916	$19,875
04/25	$17,907	$30,709	$19,077
05/25	$19,078	$32,655	$19,878
06/25	$19,915	$34,314	$20,862
07/25	$20,101	$35,070	$21,230
08/25	$21,563	$35,881	$23,028
09/25	$21,738	$37,120	$23,491
10/25	$21,463	$37,915	$23,550
11/25	$22,061	$38,019	$24,212
12/25	$21,802	$38,012	$24,256

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	6.44	8.80	8.11
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Value Index	12.59	8.88	9.27

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 105,408,057
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 900,599
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$105,408,057
Total number of portfolio holdings	56
Management services fees (represents 0.87% of Fund average net assets)	$900,599
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Equity Sector Allocation

Financials	28.6%
Industrials	19.3%
Information Technology	10.7%
Health Care	9.8%
Consumer Discretionary	8.4%
Real Estate	8.1%
Energy	4.7%
Materials	4.2%
Utilities	2.7%
Consumer Staples	2.4%

Asset Categories

Common Stocks	98.9%
Money Market Funds	1.1%

Largest Holdings [Text Block]

Top Holdings

Axos Financial, Inc.	3.5%
MACOM Technology Solutions Holdings, Inc.	3.4%
ATI, Inc.	3.2%
Primoris Services Corp.	3.1%
Kratos Defense & Security Solutions, Inc.	3.1%
Popular, Inc.	3.0%
Zurn Elkay Water Solutions Corp.	2.8%
Viavi Solutions, Inc.	2.8%
Portland General Electric Co.	2.8%
Atmus Filtration Technologies, Inc.	2.7%

Material Fund Change [Text Block]
C000097668
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Seligman Global Technology Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$110	0.94%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware storage, semiconductor and semiconductor equipment, electronic equipment, and communications equipment industries all contributed to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry significantly contributed, with the software, technology hardware and interactive media & services industries also boosting the Fund’s relative performance during the annual period.

Individual holdings | Positions in Bloom Energy, a fuel cell technology provider; Lam Research, a semiconductor fabrication equipment manufacturer; Broadcom, a global semiconductor and infrastructure software solutions provider; Western Digital, a data storage solutions provider; and NVIDIA, a leading designer of graphics processing units (GPUs) and AI computing platforms, were top contributors to Fund performance during the period.

Top Performance Detractors

Stock selection | Selections in the software and IT services industries hurt the Fund’s relative performance during the annual period.

Allocations | An overallocation to the financial services and semiconductor & semiconductor equipment industries, as well as a small allocation to the diversified telecommunication services industry, detracted from the Fund’s relative performance.

Individual holdings | Positions in Global Payments, a payment technology and software solutions provider; GoDaddy, an internet domain registrar and web hosting company; Salesforce, a leading provider of customer relationship management (CRM) software and enterprise cloud solutions; Wix.com, a cloud-based web development platform provider; and Marvell, a semiconductor company specializing in data infrastructure solutions, were top detractors from the Fund’s performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 ($79,329)	MSCI ACWI Index (Net) ($30,302)	MSCI World Information Technology Index (Net) ($71,942)
12/15	$10,000	$10,000	$10,000
01/16	$9,188	$9,397	$9,421
02/16	$9,510	$9,332	$9,288
03/16	$10,240	$10,024	$10,096
04/16	$9,875	$10,172	$9,670
05/16	$10,375	$10,185	$10,121
06/16	$10,166	$10,123	$9,841
07/16	$10,954	$10,559	$10,645
08/16	$11,389	$10,595	$10,844
09/16	$11,670	$10,660	$11,122
10/16	$11,565	$10,479	$11,053
11/16	$11,852	$10,558	$10,991
12/16	$11,934	$10,786	$11,145
01/17	$12,843	$11,081	$11,655
02/17	$13,289	$11,392	$12,200
03/17	$13,735	$11,532	$12,511
04/17	$14,132	$11,711	$12,813
05/17	$14,892	$11,970	$13,431
06/17	$14,221	$12,024	$13,119
07/17	$14,797	$12,360	$13,661
08/17	$15,171	$12,408	$14,073
09/17	$15,665	$12,647	$14,223
10/17	$16,481	$12,910	$15,236
11/17	$16,473	$13,160	$15,415
12/17	$16,137	$13,372	$15,406
01/18	$17,140	$14,127	$16,562
02/18	$17,214	$13,533	$16,527
03/18	$17,080	$13,244	$15,932
04/18	$16,279	$13,370	$15,939
05/18	$17,529	$13,387	$16,943
06/18	$17,039	$13,314	$16,860
07/18	$17,397	$13,716	$17,188
08/18	$17,964	$13,824	$18,305
09/18	$17,531	$13,884	$18,233
10/18	$15,872	$12,843	$16,648
11/18	$16,122	$13,031	$16,322
12/18	$14,821	$12,113	$15,006
01/19	$16,714	$13,070	$16,164
02/19	$17,731	$13,419	$17,205
03/19	$18,223	$13,588	$17,943
04/19	$19,640	$14,047	$19,092
05/19	$17,231	$13,214	$17,483
06/19	$18,743	$14,079	$18,997
07/19	$19,994	$14,120	$19,543
08/19	$19,433	$13,785	$19,121
09/19	$19,857	$14,075	$19,427
10/19	$20,793	$14,460	$20,179
11/19	$21,837	$14,813	$21,258
12/19	$23,020	$15,335	$22,142
01/20	$23,108	$15,166	$22,885
02/20	$21,502	$13,941	$21,193
03/20	$18,644	$12,059	$19,227
04/20	$21,207	$13,351	$21,836
05/20	$22,941	$13,931	$23,515
06/20	$24,508	$14,376	$25,217
07/20	$25,908	$15,137	$26,694
08/20	$27,049	$16,063	$29,528
09/20	$26,164	$15,545	$28,199
10/20	$26,046	$15,167	$26,748
11/20	$30,921	$17,037	$30,110
12/20	$33,651	$17,828	$31,835
01/21	$34,302	$17,747	$31,657
02/21	$36,638	$18,158	$32,037
03/21	$37,395	$18,643	$32,272
04/21	$38,525	$19,458	$34,036
05/21	$38,973	$19,761	$33,681
06/21	$41,128	$20,021	$35,992
07/21	$41,050	$20,159	$37,274
08/21	$42,335	$20,664	$38,715
09/21	$40,075	$19,810	$36,503
10/21	$42,644	$20,821	$39,256
11/21	$44,297	$20,320	$40,290
12/21	$46,783	$21,133	$41,336
01/22	$41,466	$20,095	$37,831
02/22	$41,121	$19,576	$36,059
03/22	$41,811	$20,000	$37,138
04/22	$37,041	$18,399	$32,734
05/22	$37,791	$18,420	$32,232
06/22	$33,009	$16,868	$29,048
07/22	$37,121	$18,046	$32,857
08/22	$34,601	$17,381	$30,906
09/22	$30,488	$15,717	$27,223
10/22	$32,158	$16,666	$29,294
11/22	$34,863	$17,958	$31,100
12/22	$31,941	$17,252	$28,609
01/23	$35,729	$18,488	$31,490
02/23	$35,420	$17,958	$31,483
03/23	$37,337	$18,512	$34,645
04/23	$35,698	$18,778	$34,595
05/23	$39,192	$18,577	$37,421
06/23	$41,929	$19,656	$39,729
07/23	$43,647	$20,375	$40,805
08/23	$42,518	$19,806	$40,033
09/23	$40,405	$18,987	$37,310
10/23	$38,083	$18,416	$36,996
11/23	$43,599	$20,116	$42,048
12/23	$46,406	$21,082	$43,848
01/24	$46,696	$21,206	$45,612
02/24	$48,486	$22,116	$48,416
03/24	$50,357	$22,810	$49,240
04/24	$48,373	$22,057	$46,430
05/24	$51,922	$22,953	$50,438
06/24	$54,116	$23,464	$54,849
07/24	$53,834	$23,843	$53,718
08/24	$54,024	$24,448	$54,492
09/24	$54,732	$25,016	$55,685
10/24	$54,179	$24,455	$54,970
11/24	$58,877	$25,370	$57,831
12/24	$58,894	$24,769	$58,252
01/25	$60,742	$25,600	$57,379
02/25	$57,167	$25,446	$56,312
03/25	$51,433	$24,441	$51,303
04/25	$51,036	$24,669	$52,364
05/25	$55,423	$26,087	$57,854
06/25	$61,243	$27,258	$63,196
07/25	$64,768	$27,628	$65,772
08/25	$67,422	$28,310	$66,051
09/25	$75,594	$29,336	$70,972
10/25	$82,648	$29,992	$75,592
11/25	$79,766	$29,989	$72,052
12/25	$79,329	$30,302	$71,942

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	34.70	18.71	23.01
MSCI ACWI Index (Net)	22.34	11.19	11.72
MSCI World Information Technology Index (Net)	23.50	17.71	21.81

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 325,275,606
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,277,297
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$325,275,606
Total number of portfolio holdings	70
Management services fees (represents 0.91% of Fund average net assets)	$2,277,297
Portfolio turnover for the reporting period	28%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Semiconductors	22.3%
Semiconductor Materials & Equipment	13.7%
Systems Software	11.0%
Technology Hardware, Storage & Peripherals	10.6%
Application Software	6.7%
Communications Equipment	3.2%
Internet Services & Infrastructure	1.9%
Electronic Equipment & Instruments	1.4%
Other	0.1%

Equity Sector Allocation

Information Technology	70.8%
Communication Services	11.4%
Industrials	9.5%
Financials	4.4%
Consumer Discretionary	2.9%

Largest Holdings [Text Block]

Top Holdings

Bloom Energy Corp., Class A	7.7%
Lam Research Corp.	7.2%
NVIDIA Corp.	5.9%
Alphabet, Inc., Class A	4.9%
Broadcom, Inc.	4.9%
Microsoft Corp.	4.3%
Western Digital Corp.	3.8%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.3%
Marvell Technology, Inc.	3.3%

Material Fund Change [Text Block]
C000097669
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Seligman Global Technology Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$139	1.19%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware storage, semiconductor and semiconductor equipment, electronic equipment, and communications equipment industries all contributed to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry significantly contributed, with the software, technology hardware and interactive media & services industries also boosting the Fund’s relative performance during the annual period.

Individual holdings | Positions in Bloom Energy, a fuel cell technology provider; Lam Research, a semiconductor fabrication equipment manufacturer; Broadcom, a global semiconductor and infrastructure software solutions provider; Western Digital, a data storage solutions provider; and NVIDIA, a leading designer of graphics processing units (GPUs) and AI computing platforms, were top contributors to Fund performance during the period.

Top Performance Detractors

Stock selection | Selections in the software and IT services industries hurt the Fund’s relative performance during the annual period.

Allocations | An overallocation to the financial services and semiconductor & semiconductor equipment industries, as well as a small allocation to the diversified telecommunication services industry, detracted from the Fund’s relative performance.

Individual holdings | Positions in Global Payments, a payment technology and software solutions provider; GoDaddy, an internet domain registrar and web hosting company; Salesforce, a leading provider of customer relationship management (CRM) software and enterprise cloud solutions; Wix.com, a cloud-based web development platform provider; and Marvell, a semiconductor company specializing in data infrastructure solutions, were top detractors from the Fund’s performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 ($77,343)	MSCI ACWI Index (Net) ($30,302)	MSCI World Information Technology Index (Net) ($71,942)
12/15	$10,000	$10,000	$10,000
01/16	$9,188	$9,397	$9,421
02/16	$9,507	$9,332	$9,288
03/16	$10,237	$10,024	$10,096
04/16	$9,870	$10,172	$9,670
05/16	$10,360	$10,185	$10,121
06/16	$10,154	$10,123	$9,841
07/16	$10,938	$10,559	$10,645
08/16	$11,367	$10,595	$10,844
09/16	$11,646	$10,660	$11,122
10/16	$11,536	$10,479	$11,053
11/16	$11,820	$10,558	$10,991
12/16	$11,901	$10,786	$11,145
01/17	$12,807	$11,081	$11,655
02/17	$13,248	$11,392	$12,200
03/17	$13,684	$11,532	$12,511
04/17	$14,084	$11,711	$12,813
05/17	$14,833	$11,970	$13,431
06/17	$14,162	$12,024	$13,119
07/17	$14,732	$12,360	$13,661
08/17	$15,101	$12,408	$14,073
09/17	$15,591	$12,647	$14,223
10/17	$16,403	$12,910	$15,236
11/17	$16,395	$13,160	$15,415
12/17	$16,057	$13,372	$15,406
01/18	$17,045	$14,127	$16,562
02/18	$17,110	$13,533	$16,527
03/18	$16,973	$13,244	$15,932
04/18	$16,178	$13,370	$15,939
05/18	$17,415	$13,387	$16,943
06/18	$16,933	$13,314	$16,860
07/18	$17,284	$13,716	$17,188
08/18	$17,842	$13,824	$18,305
09/18	$17,401	$13,884	$18,233
10/18	$15,754	$12,843	$16,648
11/18	$15,997	$13,031	$16,322
12/18	$14,701	$12,113	$15,006
01/19	$16,582	$13,070	$16,164
02/19	$17,590	$13,419	$17,205
03/19	$18,076	$13,588	$17,943
04/19	$19,472	$14,047	$19,092
05/19	$17,077	$13,214	$17,483
06/19	$18,575	$14,079	$18,997
07/19	$19,804	$14,120	$19,543
08/19	$19,244	$13,785	$19,121
09/19	$19,664	$14,075	$19,427
10/19	$20,581	$14,460	$20,179
11/19	$21,617	$14,813	$21,258
12/19	$22,782	$15,335	$22,142
01/20	$22,868	$15,166	$22,885
02/20	$21,271	$13,941	$21,193
03/20	$18,445	$12,059	$19,227
04/20	$20,969	$13,351	$21,836
05/20	$22,685	$13,931	$23,515
06/20	$24,227	$14,376	$25,217
07/20	$25,611	$15,137	$26,694
08/20	$26,728	$16,063	$29,528
09/20	$25,846	$15,545	$28,199
10/20	$25,728	$15,167	$26,748
11/20	$30,536	$17,037	$30,110
12/20	$33,215	$17,828	$31,835
01/21	$33,862	$17,747	$31,657
02/21	$36,154	$18,158	$32,037
03/21	$36,894	$18,643	$32,272
04/21	$37,999	$19,458	$34,036
05/21	$38,434	$19,761	$33,681
06/21	$40,561	$20,021	$35,992
07/21	$40,468	$20,159	$37,274
08/21	$41,728	$20,664	$38,715
09/21	$39,486	$19,810	$36,503
10/21	$42,006	$20,821	$39,256
11/21	$43,624	$20,320	$40,290
12/21	$46,065	$21,133	$41,336
01/22	$40,826	$20,095	$37,831
02/22	$40,468	$19,576	$36,059
03/22	$41,144	$20,000	$37,138
04/22	$36,449	$18,399	$32,734
05/22	$37,165	$18,420	$32,232
06/22	$32,456	$16,868	$29,048
07/22	$36,504	$18,046	$32,857
08/22	$34,018	$17,381	$30,906
09/22	$29,958	$15,717	$27,223
10/22	$31,604	$16,666	$29,294
11/22	$34,251	$17,958	$31,100
12/22	$31,389	$17,252	$28,609
01/23	$35,091	$18,488	$31,490
02/23	$34,787	$17,958	$31,483
03/23	$36,648	$18,512	$34,645
04/23	$35,038	$18,778	$34,595
05/23	$38,454	$18,577	$37,421
06/23	$41,137	$19,656	$39,729
07/23	$42,821	$20,375	$40,805
08/23	$41,693	$19,806	$40,033
09/23	$39,624	$18,987	$37,310
10/23	$37,330	$18,416	$36,996
11/23	$42,727	$20,116	$42,048
12/23	$45,473	$21,082	$43,848
01/24	$45,755	$21,206	$45,612
02/24	$47,485	$22,116	$48,416
03/24	$49,328	$22,810	$49,240
04/24	$47,354	$22,057	$46,430
05/24	$50,814	$22,953	$50,438
06/24	$52,958	$23,464	$54,849
07/24	$52,671	$23,843	$53,718
08/24	$52,834	$24,448	$54,492
09/24	$53,527	$25,016	$55,685
10/24	$52,977	$24,455	$54,970
11/24	$57,560	$25,370	$57,831
12/24	$57,560	$24,769	$58,252
01/25	$59,372	$25,600	$57,379
02/25	$55,869	$25,446	$56,312
03/25	$50,248	$24,441	$51,303
04/25	$49,840	$24,669	$52,364
05/25	$54,118	$26,087	$57,854
06/25	$59,780	$27,258	$63,196
07/25	$63,204	$27,628	$65,772
08/25	$65,800	$28,310	$66,051
09/25	$73,768	$29,336	$70,972
10/25	$80,622	$29,992	$75,592
11/25	$77,798	$29,989	$72,052
12/25	$77,343	$30,302	$71,942

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	34.37	18.42	22.70
MSCI ACWI Index (Net)	22.34	11.19	11.72
MSCI World Information Technology Index (Net)	23.50	17.71	21.81

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 325,275,606
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,277,297
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$325,275,606
Total number of portfolio holdings	70
Management services fees (represents 0.91% of Fund average net assets)	$2,277,297
Portfolio turnover for the reporting period	28%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Semiconductors	22.3%
Semiconductor Materials & Equipment	13.7%
Systems Software	11.0%
Technology Hardware, Storage & Peripherals	10.6%
Application Software	6.7%
Communications Equipment	3.2%
Internet Services & Infrastructure	1.9%
Electronic Equipment & Instruments	1.4%
Other	0.1%

Equity Sector Allocation

Information Technology	70.8%
Communication Services	11.4%
Industrials	9.5%
Financials	4.4%
Consumer Discretionary	2.9%

Largest Holdings [Text Block]

Top Holdings

Bloom Energy Corp., Class A	7.7%
Lam Research Corp.	7.2%
NVIDIA Corp.	5.9%
Alphabet, Inc., Class A	4.9%
Broadcom, Inc.	4.9%
Microsoft Corp.	4.3%
Western Digital Corp.	3.8%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.3%
Marvell Technology, Inc.	3.3%

Material Fund Change [Text Block]
C000088789
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Equity Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Core Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the energy, financials, real estate and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight to the real estate sector and overweights to the industrials and utilities sectors positively impacted relative performance.

Individual holdings | Positions in Howmet Aerospace, a designer and manufacturer of lightweight metal products; Broadcom, a semiconductor technology company; and Cencora, a pharmaceutical sourcing and distribution services company, were among the top contributors to the Fund’s relative performance. Not holding positions in Home Depot, a building materials and home improvement products company; or Fiserv, a financial services technology company, also contributed to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, health care, industrials, materials and utilities sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the information technology and communication services sectors and an overweight to the materials sector detracted from the Fund’s relative performance.

Individual holdings | Positions in UnitedHealth Group, a provider of health care coverage, software and data consultancy services; Lowe’s, a home improvement products company; and NVIDIA, a designer and manufacturer of computer graphics processors, were among the top detractors from the Fund’s relative performance. A relative underweight to Micron Technology, a provider of memory and storage solutions; and not holding Palantir Technologies, a provider of software systems that serve as central operating systems, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Partners Core Equity Fund Class 1 ($33,667)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,626	$9,504
02/16	$9,632	$9,491
03/16	$10,265	$10,135
04/16	$10,219	$10,174
05/16	$10,316	$10,357
06/16	$10,297	$10,384
07/16	$10,671	$10,766
08/16	$10,704	$10,782
09/16	$10,691	$10,784
10/16	$10,549	$10,587
11/16	$10,813	$10,979
12/16	$10,975	$11,196
01/17	$11,214	$11,408
02/17	$11,666	$11,861
03/17	$11,627	$11,875
04/17	$11,685	$11,997
05/17	$11,833	$12,166
06/17	$11,911	$12,242
07/17	$12,124	$12,494
08/17	$12,137	$12,532
09/17	$12,389	$12,790
10/17	$12,640	$13,089
11/17	$13,034	$13,490
12/17	$13,221	$13,640
01/18	$13,932	$14,421
02/18	$13,357	$13,890
03/18	$12,970	$13,537
04/18	$13,054	$13,589
05/18	$13,318	$13,916
06/18	$13,312	$14,002
07/18	$13,809	$14,523
08/18	$14,267	$14,996
09/18	$14,351	$15,081
10/18	$13,325	$14,050
11/18	$13,486	$14,337
12/18	$12,163	$13,042
01/19	$13,254	$14,087
02/19	$13,602	$14,540
03/19	$13,667	$14,822
04/19	$14,158	$15,422
05/19	$13,286	$14,442
06/19	$14,138	$15,460
07/19	$14,358	$15,682
08/19	$14,067	$15,434
09/19	$14,254	$15,723
10/19	$14,480	$16,063
11/19	$14,997	$16,646
12/19	$15,397	$17,149
01/20	$15,378	$17,142
02/20	$14,145	$15,731
03/20	$12,350	$13,788
04/20	$13,880	$15,555
05/20	$14,500	$16,296
06/20	$14,700	$16,620
07/20	$15,429	$17,558
08/20	$16,320	$18,820
09/20	$15,681	$18,105
10/20	$15,462	$17,623
11/20	$17,250	$19,552
12/20	$18,018	$20,304
01/21	$17,966	$20,099
02/21	$18,515	$20,653
03/21	$19,438	$21,558
04/21	$20,575	$22,708
05/21	$20,710	$22,867
06/21	$21,020	$23,401
07/21	$21,672	$23,956
08/21	$22,240	$24,685
09/21	$21,052	$23,537
10/21	$22,556	$25,186
11/21	$22,266	$25,011
12/21	$23,331	$26,132
01/22	$21,995	$24,780
02/22	$21,465	$24,038
03/22	$22,130	$24,931
04/22	$20,239	$22,757
05/22	$20,174	$22,798
06/22	$18,844	$20,916
07/22	$20,510	$22,845
08/22	$19,626	$21,913
09/22	$17,960	$19,895
10/22	$19,232	$21,506
11/22	$20,433	$22,708
12/22	$19,283	$21,399
01/23	$20,213	$22,744
02/23	$19,768	$22,189
03/23	$20,400	$23,004
04/23	$20,671	$23,363
05/23	$20,813	$23,464
06/23	$22,021	$25,015
07/23	$22,750	$25,818
08/23	$22,498	$25,407
09/23	$21,504	$24,196
10/23	$21,252	$23,687
11/23	$23,054	$25,850
12/23	$24,048	$27,025
01/24	$24,551	$27,479
02/24	$26,030	$28,946
03/24	$26,992	$29,878
04/24	$26,010	$28,657
05/24	$27,340	$30,078
06/24	$28,179	$31,157
07/24	$28,412	$31,537
08/24	$29,012	$32,302
09/24	$29,419	$32,992
10/24	$29,174	$32,692
11/24	$30,839	$34,611
12/24	$29,684	$33,786
01/25	$30,394	$34,727
02/25	$29,884	$34,274
03/25	$28,315	$32,343
04/25	$28,076	$32,124
05/25	$29,742	$34,146
06/25	$31,149	$35,882
07/25	$31,924	$36,687
08/25	$32,382	$37,431
09/25	$33,370	$38,797
10/25	$33,731	$39,706
11/25	$33,815	$39,803
12/25	$33,667	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	13.42	13.32	12.91
S&P 500® Index	17.88	14.42	14.82
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,187,411,967
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 15,488,664
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,187,411,967
Total number of portfolio holdings	112
Management services fees (represents 0.69% of Fund average net assets)	$15,488,664
Portfolio turnover for the reporting period	52%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	34.1%
Financials	14.5%
Consumer Discretionary	11.1%
Communication Services	10.1%
Health Care	8.7%
Industrials	8.6%
Consumer Staples	3.6%
Energy	2.9%
Utilities	2.5%
Materials	2.3%
Other	1.1%

Asset Categories

Common Stocks	99.6%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	8.6%
Microsoft Corp.	7.9%
Apple, Inc.	7.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class C	3.0%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class A	2.5%
Lowe's Companies, Inc.	1.9%
American Express Co.	1.8%

Material Fund Change [Text Block]
C000088790
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Equity Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Core Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the energy, financials, real estate and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight to the real estate sector and overweights to the industrials and utilities sectors positively impacted relative performance.

Individual holdings | Positions in Howmet Aerospace, a designer and manufacturer of lightweight metal products; Broadcom, a semiconductor technology company; and Cencora, a pharmaceutical sourcing and distribution services company, were among the top contributors to the Fund’s relative performance. Not holding positions in Home Depot, a building materials and home improvement products company; or Fiserv, a financial services technology company, also contributed to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, health care, industrials, materials and utilities sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the information technology and communication services sectors and an overweight to the materials sector detracted from the Fund’s relative performance.

Individual holdings | Positions in UnitedHealth Group, a provider of health care coverage, software and data consultancy services; Lowe’s, a home improvement products company; and NVIDIA, a designer and manufacturer of computer graphics processors, were among the top detractors from the Fund’s relative performance. A relative underweight to Micron Technology, a provider of memory and storage solutions; and not holding Palantir Technologies, a provider of software systems that serve as central operating systems, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Partners Core Equity Fund Class 2 ($32,845)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,627	$9,504
02/16	$9,634	$9,491
03/16	$10,255	$10,135
04/16	$10,209	$10,174
05/16	$10,307	$10,357
06/16	$10,288	$10,384
07/16	$10,654	$10,766
08/16	$10,693	$10,782
09/16	$10,674	$10,784
10/16	$10,530	$10,587
11/16	$10,791	$10,979
12/16	$10,955	$11,196
01/17	$11,184	$11,408
02/17	$11,635	$11,861
03/17	$11,589	$11,875
04/17	$11,648	$11,997
05/17	$11,792	$12,166
06/17	$11,870	$12,242
07/17	$12,080	$12,494
08/17	$12,093	$12,532
09/17	$12,341	$12,790
10/17	$12,583	$13,089
11/17	$12,976	$13,490
12/17	$13,159	$13,640
01/18	$13,859	$14,421
02/18	$13,290	$13,890
03/18	$12,904	$13,537
04/18	$12,982	$13,589
05/18	$13,244	$13,916
06/18	$13,231	$14,002
07/18	$13,721	$14,523
08/18	$14,179	$14,996
09/18	$14,251	$15,081
10/18	$13,231	$14,050
11/18	$13,388	$14,337
12/18	$12,080	$13,042
01/19	$13,152	$14,087
02/19	$13,499	$14,540
03/19	$13,564	$14,822
04/19	$14,042	$15,422
05/19	$13,179	$14,442
06/19	$14,022	$15,460
07/19	$14,232	$15,682
08/19	$13,944	$15,434
09/19	$14,127	$15,723
10/19	$14,343	$16,063
11/19	$14,859	$16,646
12/19	$15,245	$17,149
01/20	$15,226	$17,142
02/20	$14,003	$15,731
03/20	$12,224	$13,788
04/20	$13,734	$15,555
05/20	$14,343	$16,296
06/20	$14,539	$16,620
07/20	$15,258	$17,558
08/20	$16,135	$18,820
09/20	$15,500	$18,105
10/20	$15,278	$17,623
11/20	$17,044	$19,552
12/20	$17,796	$20,304
01/21	$17,744	$20,099
02/21	$18,280	$20,653
03/21	$19,189	$21,558
04/21	$20,307	$22,708
05/21	$20,438	$22,867
06/21	$20,739	$23,401
07/21	$21,373	$23,956
08/21	$21,929	$24,685
09/21	$20,752	$23,537
10/21	$22,237	$25,186
11/21	$21,942	$25,011
12/21	$22,989	$26,132
01/22	$21,668	$24,780
02/22	$21,145	$24,038
03/22	$21,792	$24,931
04/22	$19,928	$22,757
05/22	$19,856	$22,798
06/22	$18,548	$20,916
07/22	$20,183	$22,845
08/22	$19,307	$21,913
09/22	$17,665	$19,895
10/22	$18,908	$21,506
11/22	$20,092	$22,708
12/22	$18,954	$21,399
01/23	$19,863	$22,744
02/23	$19,418	$22,189
03/23	$20,039	$23,004
04/23	$20,301	$23,363
05/23	$20,432	$23,464
06/23	$21,622	$25,015
07/23	$22,328	$25,818
08/23	$22,080	$25,407
09/23	$21,099	$24,196
10/23	$20,850	$23,687
11/23	$22,610	$25,850
12/23	$23,584	$27,025
01/24	$24,068	$27,479
02/24	$25,513	$28,946
03/24	$26,449	$29,878
04/24	$25,481	$28,657
05/24	$26,782	$30,078
06/24	$27,593	$31,157
07/24	$27,816	$31,537
08/24	$28,398	$32,302
09/24	$28,790	$32,992
10/24	$28,542	$32,692
11/24	$30,170	$34,611
12/24	$29,032	$33,786
01/25	$29,719	$34,727
02/25	$29,215	$34,274
03/25	$27,678	$32,343
04/25	$27,436	$32,124
05/25	$29,058	$34,146
06/25	$30,425	$35,882
07/25	$31,177	$36,687
08/25	$31,622	$37,431
09/25	$32,570	$38,797
10/25	$32,923	$39,706
11/25	$32,995	$39,803
12/25	$32,845	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	13.14	13.04	12.63
S&P 500® Index	17.88	14.42	14.82
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,187,411,967
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 15,488,664
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,187,411,967
Total number of portfolio holdings	112
Management services fees (represents 0.69% of Fund average net assets)	$15,488,664
Portfolio turnover for the reporting period	52%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	34.1%
Financials	14.5%
Consumer Discretionary	11.1%
Communication Services	10.1%
Health Care	8.7%
Industrials	8.6%
Consumer Staples	3.6%
Energy	2.9%
Utilities	2.5%
Materials	2.3%
Other	1.1%

Asset Categories

Common Stocks	99.6%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	8.6%
Microsoft Corp.	7.9%
Apple, Inc.	7.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class C	3.0%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class A	2.5%
Lowe's Companies, Inc.	1.9%
American Express Co.	1.8%

Material Fund Change [Text Block]
C000055696
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Equity Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Core Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the energy, financials, real estate and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight to the real estate sector and overweights to the industrials and utilities sectors positively impacted relative performance.

Individual holdings | Positions in Howmet Aerospace, a designer and manufacturer of lightweight metal products; Broadcom, a semiconductor technology company; and Cencora, a pharmaceutical sourcing and distribution services company, were among the top contributors to the Fund’s relative performance. Not holding positions in Home Depot, a building materials and home improvement products company; or Fiserv, a financial services technology company, also contributed to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, health care, industrials, materials and utilities sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the information technology and communication services sectors and an overweight to the materials sector detracted from the Fund’s relative performance.

Individual holdings | Positions in UnitedHealth Group, a provider of health care coverage, software and data consultancy services; Lowe’s, a home improvement products company; and NVIDIA, a designer and manufacturer of computer graphics processors, were among the top detractors from the Fund’s relative performance. A relative underweight to Micron Technology, a provider of memory and storage solutions; and not holding Palantir Technologies, a provider of software systems that serve as central operating systems, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Partners Core Equity Fund Class 3 ($33,251)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,623	$9,504
02/16	$9,636	$9,491
03/16	$10,260	$10,135
04/16	$10,215	$10,174
05/16	$10,312	$10,357
06/16	$10,293	$10,384
07/16	$10,663	$10,766
08/16	$10,702	$10,782
09/16	$10,683	$10,784
10/16	$10,540	$10,587
11/16	$10,800	$10,979
12/16	$10,969	$11,196
01/17	$11,196	$11,408
02/17	$11,651	$11,861
03/17	$11,606	$11,875
04/17	$11,671	$11,997
05/17	$11,814	$12,166
06/17	$11,892	$12,242
07/17	$12,100	$12,494
08/17	$12,120	$12,532
09/17	$12,367	$12,790
10/17	$12,614	$13,089
11/17	$13,004	$13,490
12/17	$13,192	$13,640
01/18	$13,895	$14,421
02/18	$13,322	$13,890
03/18	$12,939	$13,537
04/18	$13,017	$13,589
05/18	$13,283	$13,916
06/18	$13,270	$14,002
07/18	$13,765	$14,523
08/18	$14,220	$14,996
09/18	$14,304	$15,081
10/18	$13,277	$14,050
11/18	$13,440	$14,337
12/18	$12,126	$13,042
01/19	$13,205	$14,087
02/19	$13,550	$14,540
03/19	$13,615	$14,822
04/19	$14,103	$15,422
05/19	$13,231	$14,442
06/19	$14,083	$15,460
07/19	$14,298	$15,682
08/19	$14,005	$15,434
09/19	$14,194	$15,723
10/19	$14,415	$16,063
11/19	$14,928	$16,646
12/19	$15,325	$17,149
01/20	$15,306	$17,142
02/20	$14,077	$15,731
03/20	$12,289	$13,788
04/20	$13,810	$15,555
05/20	$14,421	$16,296
06/20	$14,616	$16,620
07/20	$15,345	$17,558
08/20	$16,229	$18,820
09/20	$15,592	$18,105
10/20	$15,371	$17,623
11/20	$17,146	$19,552
12/20	$17,906	$20,304
01/21	$17,854	$20,099
02/21	$18,401	$20,653
03/21	$19,311	$21,558
04/21	$20,442	$22,708
05/21	$20,579	$22,867
06/21	$20,878	$23,401
07/21	$21,521	$23,956
08/21	$22,087	$24,685
09/21	$20,904	$23,537
10/21	$22,399	$25,186
11/21	$22,107	$25,011
12/21	$23,160	$26,132
01/22	$21,827	$24,780
02/22	$21,307	$24,038
03/22	$21,964	$24,931
04/22	$20,085	$22,757
05/22	$20,013	$22,798
06/22	$18,700	$20,916
07/22	$20,345	$22,845
08/22	$19,467	$21,913
09/22	$17,815	$19,895
10/22	$19,070	$21,506
11/22	$20,260	$22,708
12/22	$19,122	$21,399
01/23	$20,039	$22,744
02/23	$19,590	$22,189
03/23	$20,221	$23,004
04/23	$20,488	$23,363
05/23	$20,624	$23,464
06/23	$21,821	$25,015
07/23	$22,542	$25,818
08/23	$22,289	$25,407
09/23	$21,307	$24,196
10/23	$21,053	$23,687
11/23	$22,835	$25,850
12/23	$23,817	$27,025
01/24	$24,311	$27,479
02/24	$25,774	$28,946
03/24	$26,717	$29,878
04/24	$25,748	$28,657
05/24	$27,061	$30,078
06/24	$27,887	$31,157
07/24	$28,108	$31,537
08/24	$28,706	$32,302
09/24	$29,103	$32,992
10/24	$28,856	$32,692
11/24	$30,507	$34,611
12/24	$29,356	$33,786
01/25	$30,059	$34,727
02/25	$29,551	$34,274
03/25	$27,997	$32,343
04/25	$27,757	$32,124
05/25	$29,402	$34,146
06/25	$30,787	$35,882
07/25	$31,554	$36,687
08/25	$32,003	$37,431
09/25	$32,971	$38,797
10/25	$33,322	$39,706
11/25	$33,407	$39,803
12/25	$33,251	$39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3Footnote Reference(a)	13.26	13.18	12.77
S&P 500® Index	17.88	14.42	14.82
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 2,187,411,967
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 15,488,664
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$2,187,411,967
Total number of portfolio holdings	112
Management services fees (represents 0.69% of Fund average net assets)	$15,488,664
Portfolio turnover for the reporting period	52%

Holdings [Text Block]

Equity Sector Allocation

Information Technology	34.1%
Financials	14.5%
Consumer Discretionary	11.1%
Communication Services	10.1%
Health Care	8.7%
Industrials	8.6%
Consumer Staples	3.6%
Energy	2.9%
Utilities	2.5%
Materials	2.3%
Other	1.1%

Asset Categories

Common Stocks	99.6%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

NVIDIA Corp.	8.6%
Microsoft Corp.	7.9%
Apple, Inc.	7.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class C	3.0%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class A	2.5%
Lowe's Companies, Inc.	1.9%
American Express Co.	1.8%

Material Fund Change [Text Block]
C000087792
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Core Equity Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners International Core Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$93	0.83%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the communication services, health care, and utilities sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight allocation to the materials sector, and no exposure to the real estate sector, buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Bankinter, a Spain-based bank; Taiwan Semiconductor Manufacturing Company, a manufacturer of integrated circuits and wafers; Erste Group Bank, an Austria-based bank; and Lloyds Banking Group, a United Kingdom-based bank, were among the top contributors to the Fund’s relative performance. A relative underweight to Novo Nordisk, a multinational pharmaceutical company, also contributed to relative performance during the period.

Top Performance Detractors

Stock selection | Selection in the industrials, information technology and consumer staples sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the financials, communication services, and utilities sectors, an overweight to the health care sector and the Fund's cash position, detracted from relative performance during the period.

Individual holdings | Fund positions in United Kingdom-based Bunzl, a distribution and outsourcing provider; Keyence, a Japan-based manufacturer of automation and inspection equipment; Recruit Holdings, a Japan-based provider of HR technology and business solutions; SAP, a Germany-based provider of enterprise application software; and RELX, a provider of information and analytics solutions based in the United Kingdom, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Partners International Core Equity Fund Class 1 ($18,580)	MSCI EAFE Index (Net) ($21,959)
12/15	$10,000	$10,000
01/16	$9,408	$9,277
02/16	$9,036	$9,107
03/16	$9,593	$9,699
04/16	$9,756	$9,980
05/16	$9,747	$9,890
06/16	$9,452	$9,558
07/16	$9,831	$10,042
08/16	$9,822	$10,049
09/16	$9,920	$10,173
10/16	$9,666	$9,965
11/16	$9,431	$9,766
12/16	$9,676	$10,100
01/17	$9,998	$10,393
02/17	$10,105	$10,542
03/17	$10,414	$10,832
04/17	$10,708	$11,107
05/17	$11,081	$11,515
06/17	$11,049	$11,495
07/17	$11,347	$11,826
08/17	$11,277	$11,822
09/17	$11,540	$12,116
10/17	$11,699	$12,300
11/17	$11,749	$12,429
12/17	$11,858	$12,628
01/18	$12,475	$13,262
02/18	$11,829	$12,663
03/18	$11,692	$12,435
04/18	$11,862	$12,719
05/18	$11,601	$12,433
06/18	$11,340	$12,281
07/18	$11,644	$12,584
08/18	$11,340	$12,341
09/18	$11,419	$12,448
10/18	$10,439	$11,457
11/18	$10,358	$11,442
12/18	$9,898	$10,887
01/19	$10,613	$11,602
02/19	$10,817	$11,898
03/19	$10,956	$11,973
04/19	$11,049	$12,310
05/19	$10,575	$11,719
06/19	$11,188	$12,414
07/19	$10,839	$12,256
08/19	$10,500	$11,939
09/19	$10,823	$12,281
10/19	$11,270	$12,722
11/19	$11,376	$12,866
12/19	$11,756	$13,284
01/20	$11,489	$13,006
02/20	$10,615	$11,831
03/20	$8,922	$10,252
04/20	$9,627	$10,914
05/20	$10,151	$11,389
06/20	$10,527	$11,777
07/20	$10,913	$12,051
08/20	$11,460	$12,671
09/20	$11,256	$12,342
10/20	$10,806	$11,849
11/20	$12,360	$13,686
12/20	$13,068	$14,322
01/21	$13,036	$14,169
02/21	$13,347	$14,487
03/21	$13,676	$14,820
04/21	$13,938	$15,266
05/21	$14,506	$15,764
06/21	$14,375	$15,587
07/21	$14,440	$15,704
08/21	$14,822	$15,981
09/21	$14,336	$15,517
10/21	$14,970	$15,899
11/21	$14,248	$15,159
12/21	$14,839	$15,935
01/22	$14,226	$15,165
02/22	$13,625	$14,897
03/22	$13,557	$14,993
04/22	$12,521	$14,023
05/22	$12,576	$14,128
06/22	$11,441	$12,817
07/22	$12,106	$13,456
08/22	$11,251	$12,817
09/22	$10,179	$11,618
10/22	$10,912	$12,242
11/22	$12,324	$13,621
12/22	$11,944	$13,632
01/23	$13,029	$14,736
02/23	$12,717	$14,429
03/23	$13,259	$14,786
04/23	$13,466	$15,204
05/23	$13,204	$14,560
06/23	$13,548	$15,223
07/23	$13,686	$15,715
08/23	$13,122	$15,113
09/23	$12,529	$14,597
10/23	$12,254	$14,005
11/23	$13,383	$15,305
12/23	$14,058	$16,118
01/24	$14,058	$16,211
02/24	$14,485	$16,508
03/24	$14,645	$17,051
04/24	$14,282	$16,614
05/24	$14,951	$17,258
06/24	$14,840	$16,979
07/24	$15,356	$17,477
08/24	$15,900	$18,046
09/24	$15,858	$18,212
10/24	$15,105	$17,222
11/24	$15,119	$17,124
12/24	$14,882	$16,735
01/25	$15,649	$17,614
02/25	$16,039	$17,956
03/25	$16,006	$17,883
04/25	$16,445	$18,702
05/25	$17,422	$19,558
06/25	$17,709	$19,989
07/25	$17,029	$19,708
08/25	$17,768	$20,549
09/25	$18,240	$20,942
10/25	$18,536	$21,188
11/25	$18,299	$21,320
12/25	$18,580	$21,959

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	24.85	7.29	6.39
MSCI EAFE Index (Net)	31.22	8.92	8.18
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,882,943,038
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 14,815,573
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,882,943,038
Total number of portfolio holdings	50
Management services fees (represents 0.80% of Fund average net assets)	$14,815,573
Portfolio turnover for the reporting period	35%

Holdings [Text Block]

Geographic Allocation

United Kingdom	23.9%
Japan	19.6%
Switzerland	11.4%
France	8.5%
Germany	7.7%
United States	5.1%
Netherlands	4.8%
China	3.1%
Singapore	3.0%
Taiwan	2.1%
Other	10.4%

Equity Sector Allocation

Financials	20.4%
Industrials	17.9%
Information Technology	14.8%
Health Care	13.8%
Consumer Discretionary	13.1%
Consumer Staples	10.7%
Communication Services	5.8%
Energy	1.7%

Largest Holdings [Text Block]

Top Holdings

ASML Holding NV	4.7%
Roche Holding AG, Genusschein Shares	4.1%
SAP SE	3.7%
AstraZeneca PLC	3.6%
Cie Financiere Richemont SA, Class A, Registered Shares	2.9%
Siemens AG, Registered Shares	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.5%
ITOCHU Corp.	2.5%
Reckitt Benckiser Group PLC	2.5%
Schneider Electric SE	2.4%

Material Fund Change [Text Block]
C000087793
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Core Equity Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners International Core Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$121	1.08%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the communication services, health care, and utilities sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight allocation to the materials sector, and no exposure to the real estate sector, buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Bankinter, a Spain-based bank; Taiwan Semiconductor Manufacturing Company, a manufacturer of integrated circuits and wafers; Erste Group Bank, an Austria-based bank; and Lloyds Banking Group, a United Kingdom-based bank, were among the top contributors to the Fund’s relative performance. A relative underweight to Novo Nordisk, a multinational pharmaceutical company, also contributed to relative performance during the period.

Top Performance Detractors

Stock selection | Selection in the industrials, information technology and consumer staples sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the financials, communication services, and utilities sectors, an overweight to the health care sector and the Fund's cash position, detracted from relative performance during the period.

Individual holdings | Fund positions in United Kingdom-based Bunzl, a distribution and outsourcing provider; Keyence, a Japan-based manufacturer of automation and inspection equipment; Recruit Holdings, a Japan-based provider of HR technology and business solutions; SAP, a Germany-based provider of enterprise application software; and RELX, a provider of information and analytics solutions based in the United Kingdom, were top detractors from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Partners International Core Equity Fund Class 2 ($18,120)	MSCI EAFE Index (Net) ($21,959)
12/15	$10,000	$10,000
01/16	$9,406	$9,277
02/16	$9,032	$9,107
03/16	$9,585	$9,699
04/16	$9,749	$9,980
05/16	$9,740	$9,890
06/16	$9,447	$9,558
07/16	$9,818	$10,042
08/16	$9,808	$10,049
09/16	$9,901	$10,173
10/16	$9,646	$9,965
11/16	$9,411	$9,766
12/16	$9,656	$10,100
01/17	$9,969	$10,393
02/17	$10,077	$10,542
03/17	$10,380	$10,832
04/17	$10,675	$11,107
05/17	$11,039	$11,515
06/17	$11,011	$11,495
07/17	$11,299	$11,826
08/17	$11,229	$11,822
09/17	$11,495	$12,116
10/17	$11,645	$12,300
11/17	$11,694	$12,429
12/17	$11,794	$12,628
01/18	$12,412	$13,262
02/18	$11,764	$12,663
03/18	$11,622	$12,435
04/18	$11,792	$12,719
05/18	$11,532	$12,433
06/18	$11,273	$12,281
07/18	$11,567	$12,584
08/18	$11,263	$12,341
09/18	$11,345	$12,448
10/18	$10,366	$11,457
11/18	$10,285	$11,442
12/18	$9,826	$10,887
01/19	$10,529	$11,602
02/19	$10,733	$11,898
03/19	$10,859	$11,973
04/19	$10,952	$12,310
05/19	$10,489	$11,719
06/19	$11,094	$12,414
07/19	$10,735	$12,256
08/19	$10,397	$11,939
09/19	$10,723	$12,281
10/19	$11,158	$12,722
11/19	$11,264	$12,866
12/19	$11,635	$13,284
01/20	$11,370	$13,006
02/20	$10,499	$11,831
03/20	$8,834	$10,252
04/20	$9,525	$10,914
05/20	$10,036	$11,389
06/20	$10,411	$11,777
07/20	$10,785	$12,051
08/20	$11,330	$12,671
09/20	$11,127	$12,342
10/20	$10,678	$11,849
11/20	$12,205	$13,686
12/20	$12,910	$14,322
01/21	$12,867	$14,169
02/21	$13,177	$14,487
03/21	$13,499	$14,820
04/21	$13,749	$15,266
05/21	$14,313	$15,764
06/21	$14,172	$15,587
07/21	$14,237	$15,704
08/21	$14,606	$15,981
09/21	$14,122	$15,517
10/21	$14,753	$15,899
11/21	$14,046	$15,159
12/21	$14,612	$15,935
01/22	$14,014	$15,165
02/22	$13,416	$14,897
03/22	$13,344	$14,993
04/22	$12,328	$14,023
05/22	$12,372	$14,128
06/22	$11,257	$12,817
07/22	$11,904	$13,456
08/22	$11,068	$12,817
09/22	$10,003	$11,618
10/22	$10,731	$12,242
11/22	$12,107	$13,621
12/22	$11,743	$13,632
01/23	$12,794	$14,736
02/23	$12,498	$14,429
03/23	$13,029	$14,786
04/23	$13,220	$15,204
05/23	$12,961	$14,560
06/23	$13,288	$15,223
07/23	$13,438	$15,715
08/23	$12,865	$15,113
09/23	$12,292	$14,597
10/23	$12,019	$14,005
11/23	$13,124	$15,305
12/23	$13,779	$16,118
01/24	$13,779	$16,211
02/24	$14,188	$16,508
03/24	$14,355	$17,051
04/24	$13,997	$16,614
05/24	$14,631	$17,258
06/24	$14,521	$16,979
07/24	$15,031	$17,477
08/24	$15,555	$18,046
09/24	$15,514	$18,212
10/24	$14,769	$17,222
11/24	$14,783	$17,124
12/24	$14,549	$16,735
01/25	$15,307	$17,614
02/25	$15,679	$17,956
03/25	$15,637	$17,883
04/25	$16,070	$18,702
05/25	$17,021	$19,558
06/25	$17,289	$19,989
07/25	$16,633	$19,708
08/25	$17,347	$20,549
09/25	$17,799	$20,942
10/25	$18,091	$21,188
11/25	$17,858	$21,320
12/25	$18,120	$21,959

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	24.55	7.02	6.12
MSCI EAFE Index (Net)	31.22	8.92	8.18
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,882,943,038
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 14,815,573
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,882,943,038
Total number of portfolio holdings	50
Management services fees (represents 0.80% of Fund average net assets)	$14,815,573
Portfolio turnover for the reporting period	35%

Holdings [Text Block]

Geographic Allocation

United Kingdom	23.9%
Japan	19.6%
Switzerland	11.4%
France	8.5%
Germany	7.7%
United States	5.1%
Netherlands	4.8%
China	3.1%
Singapore	3.0%
Taiwan	2.1%
Other	10.4%

Equity Sector Allocation

Financials	20.4%
Industrials	17.9%
Information Technology	14.8%
Health Care	13.8%
Consumer Discretionary	13.1%
Consumer Staples	10.7%
Communication Services	5.8%
Energy	1.7%

Largest Holdings [Text Block]

Top Holdings

ASML Holding NV	4.7%
Roche Holding AG, Genusschein Shares	4.1%
SAP SE	3.7%
AstraZeneca PLC	3.6%
Cie Financiere Richemont SA, Class A, Registered Shares	2.9%
Siemens AG, Registered Shares	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.5%
ITOCHU Corp.	2.5%
Reckitt Benckiser Group PLC	2.5%
Schneider Electric SE	2.4%

Material Fund Change [Text Block]
C000087832
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners International Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$89	0.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the information technology, communication services, and utilities sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight to the health care sector, and overweights to the financials and utilities sectors, buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in SK Hynix, a South Korea-based manufacturer of semiconductor products; Banco Bilbao Vizcaya Argentaria, a Spain-based bank; UniCredit, an Italy-based bank; and Sandoz, a Swiss-based pharmaceutical company, were among the top contributors to the Fund’s relative performance. A relative underweight to Novo Nordisk, a multinational pharmaceutical company, also contributed to relative performance during the period.

Top Performance Detractors

Stock selection | Selection in the industrials and consumer discretionary sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the industrials and materials sectors, and the Fund’s cash position, detracted from relative performance during the period.

Individual holdings | Fund position, BYD, a China-based electric vehicle manufacturer, was a top detractor from the Fund’s relative performance during the period. Relative underweights to Advantest, a Japan-based manufacturer of semiconductor test systems; Netherlands-based ASML, a manufacturer of semiconductor equipment; Siemens Energy, a Germany-based provider of energy technology; and no exposure to Rolls-Royce, a United Kingdom-based manufacturer of aero engines and aftermarket services, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Partners International Growth Fund Class 1 ($16,705)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Growth Index (Net) ($20,466)
12/15	$10,000	$10,000	$10,000
01/16	$9,516	$9,277	$9,364
02/16	$9,454	$9,107	$9,201
03/16	$10,157	$9,699	$9,793
04/16	$10,183	$9,980	$9,979
05/16	$9,945	$9,890	$9,954
06/16	$9,596	$9,558	$9,778
07/16	$10,126	$10,042	$10,256
08/16	$10,090	$10,049	$10,112
09/16	$10,186	$10,173	$10,263
10/16	$9,734	$9,965	$9,821
11/16	$9,410	$9,766	$9,486
12/16	$9,653	$10,100	$9,696
01/17	$9,879	$10,393	$10,022
02/17	$9,996	$10,542	$10,244
03/17	$10,374	$10,832	$10,522
04/17	$10,844	$11,107	$10,838
05/17	$11,296	$11,515	$11,387
06/17	$11,146	$11,495	$11,313
07/17	$11,444	$11,826	$11,587
08/17	$11,524	$11,822	$11,652
09/17	$11,799	$12,116	$11,872
10/17	$12,058	$12,300	$12,142
11/17	$12,107	$12,429	$12,288
12/17	$12,247	$12,628	$12,494
01/18	$12,885	$13,262	$13,073
02/18	$12,327	$12,663	$12,514
03/18	$12,249	$12,435	$12,364
04/18	$12,249	$12,719	$12,550
05/18	$12,249	$12,433	$12,525
06/18	$11,868	$12,281	$12,377
07/18	$12,077	$12,584	$12,633
08/18	$11,878	$12,341	$12,598
09/18	$11,573	$12,448	$12,566
10/18	$10,430	$11,457	$11,409
11/18	$10,356	$11,442	$11,443
12/18	$9,926	$10,887	$10,891
01/19	$10,587	$11,602	$11,593
02/19	$10,912	$11,898	$11,992
03/19	$11,015	$11,973	$12,203
04/19	$11,585	$12,310	$12,602
05/19	$10,731	$11,719	$12,115
06/19	$11,533	$12,414	$12,902
07/19	$11,423	$12,256	$12,855
08/19	$11,281	$11,939	$12,699
09/19	$11,380	$12,281	$12,844
10/19	$11,764	$12,722	$13,304
11/19	$12,126	$12,866	$13,543
12/19	$12,576	$13,284	$13,930
01/20	$12,433	$13,006	$13,850
02/20	$11,829	$11,831	$12,654
03/20	$10,220	$10,252	$11,490
04/20	$11,001	$10,914	$12,342
05/20	$11,716	$11,389	$13,016
06/20	$12,283	$11,777	$13,438
07/20	$13,062	$12,051	$14,041
08/20	$13,718	$12,671	$14,666
09/20	$13,685	$12,342	$14,570
10/20	$13,284	$11,849	$13,993
11/20	$14,742	$13,686	$15,712
12/20	$15,420	$14,322	$16,478
01/21	$15,254	$14,169	$16,254
02/21	$15,343	$14,487	$16,198
03/21	$15,275	$14,820	$16,385
04/21	$15,976	$15,266	$17,075
05/21	$16,477	$15,764	$17,592
06/21	$16,443	$15,587	$17,600
07/21	$16,909	$15,704	$17,903
08/21	$17,515	$15,981	$18,325
09/21	$16,501	$15,517	$17,612
10/21	$17,258	$15,899	$18,189
11/21	$16,547	$15,159	$17,572
12/21	$17,060	$15,935	$18,332
01/22	$15,324	$15,165	$16,408
02/22	$14,625	$14,897	$16,044
03/22	$14,671	$14,993	$16,143
04/22	$13,389	$14,023	$14,851
05/22	$13,238	$14,128	$14,678
06/22	$12,108	$12,817	$13,418
07/22	$13,190	$13,456	$14,481
08/22	$12,208	$12,817	$13,603
09/22	$10,977	$11,618	$12,278
10/22	$11,686	$12,242	$12,809
11/22	$13,053	$13,621	$14,287
12/22	$12,506	$13,632	$14,126
01/23	$13,550	$14,736	$15,325
02/23	$13,078	$14,429	$14,897
03/23	$13,716	$14,786	$15,693
04/23	$13,841	$15,204	$16,074
05/23	$13,666	$14,560	$15,578
06/23	$14,140	$15,223	$16,128
07/23	$14,190	$15,715	$16,445
08/23	$13,453	$15,113	$15,673
09/23	$12,654	$14,597	$14,734
10/23	$12,304	$14,005	$14,190
11/23	$13,553	$15,305	$15,710
12/23	$14,353	$16,118	$16,609
01/24	$14,340	$16,211	$16,806
02/24	$15,027	$16,508	$17,373
03/24	$15,228	$17,051	$17,777
04/24	$14,461	$16,614	$17,071
05/24	$15,115	$17,258	$17,722
06/24	$15,077	$16,979	$17,643
07/24	$15,266	$17,477	$17,860
08/24	$15,744	$18,046	$18,564
09/24	$15,630	$18,212	$18,645
10/24	$14,838	$17,222	$17,494
11/24	$14,750	$17,124	$17,430
12/24	$14,184	$16,735	$16,948
01/25	$14,813	$17,614	$17,865
02/25	$14,813	$17,956	$17,888
03/25	$14,345	$17,883	$17,310
04/25	$14,979	$18,702	$18,202
05/25	$15,676	$19,558	$19,144
06/25	$16,194	$19,989	$19,653
07/25	$15,708	$19,708	$19,062
08/25	$16,028	$20,549	$19,597
09/25	$16,398	$20,942	$20,092
10/25	$16,679	$21,188	$20,413
11/25	$16,436	$21,320	$20,112
12/25	$16,705	$21,959	$20,466

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	17.77	1.61	5.26
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Growth Index (Net)	20.76	4.43	7.42
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,363,360,316
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 11,700,325
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,363,360,316
Total number of portfolio holdings	103
Management services fees (represents 0.88% of Fund average net assets)	$11,700,325
Portfolio turnover for the reporting period	69%

Holdings [Text Block]

Geographic Allocation

Japan	16.6%
United Kingdom	12.1%
Switzerland	8.5%
France	6.6%
Netherlands	6.2%
Germany	5.9%
Italy	5.8%
Canada	5.4%
Taiwan	5.3%
Spain	4.8%
Other	22.7%

Equity Sector Allocation

Information Technology	22.4%
Industrials	19.7%
Financials	17.5%
Health Care	13.5%
Consumer Discretionary	12.5%
Materials	4.2%
Communication Services	4.1%
Utilities	3.7%
Consumer Staples	1.2%
Energy	0.5%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
SK Hynix, Inc.	2.9%
ASML Holding NV	2.7%
AIA Group Ltd.	2.3%
Murata Manufacturing Co., Ltd.	2.2%
Sandoz Group AG, ADR	2.0%
Banco Bilbao Vizcaya Argentaria SA	1.9%
Heidelberg Materials AG	1.9%
Diploma PLC	1.8%
Barclays Bank PLC	1.8%

Material Fund Change [Text Block]
C000087833
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners International Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$116	1.07%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the information technology, communication services, and utilities sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight to the health care sector, and overweights to the financials and utilities sectors, buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in SK Hynix, a South Korea-based manufacturer of semiconductor products; Banco Bilbao Vizcaya Argentaria, a Spain-based bank; UniCredit, an Italy-based bank; and Sandoz, a Swiss-based pharmaceutical company, were among the top contributors to the Fund’s relative performance. A relative underweight to Novo Nordisk, a multinational pharmaceutical company, also contributed to relative performance during the period.

Top Performance Detractors

Stock selection | Selection in the industrials and consumer discretionary sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the industrials and materials sectors, and the Fund’s cash position, detracted from relative performance during the period.

Individual holdings | Fund position, BYD, a China-based electric vehicle manufacturer, was a top detractor from the Fund’s relative performance during the period. Relative underweights to Advantest, a Japan-based manufacturer of semiconductor test systems; Netherlands-based ASML, a manufacturer of semiconductor equipment; Siemens Energy, a Germany-based provider of energy technology; and no exposure to Rolls-Royce, a United Kingdom-based manufacturer of aero engines and aftermarket services, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Partners International Growth Fund Class 2 ($16,306)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Growth Index (Net) ($20,466)
12/15	$10,000	$10,000	$10,000
01/16	$9,523	$9,277	$9,364
02/16	$9,452	$9,107	$9,201
03/16	$10,151	$9,699	$9,793
04/16	$10,178	$9,980	$9,979
05/16	$9,939	$9,890	$9,954
06/16	$9,582	$9,558	$9,778
07/16	$10,113	$10,042	$10,256
08/16	$10,068	$10,049	$10,112
09/16	$10,167	$10,173	$10,263
10/16	$9,715	$9,965	$9,821
11/16	$9,390	$9,766	$9,486
12/16	$9,634	$10,100	$9,696
01/17	$9,860	$10,393	$10,022
02/17	$9,968	$10,542	$10,244
03/17	$10,350	$10,832	$10,522
04/17	$10,811	$11,107	$10,838
05/17	$11,264	$11,515	$11,387
06/17	$11,109	$11,495	$11,313
07/17	$11,407	$11,826	$11,587
08/17	$11,477	$11,822	$11,652
09/17	$11,755	$12,116	$11,872
10/17	$12,014	$12,300	$12,142
11/17	$12,053	$12,429	$12,288
12/17	$12,193	$12,628	$12,494
01/18	$12,820	$13,262	$13,073
02/18	$12,263	$12,663	$12,514
03/18	$12,187	$12,435	$12,364
04/18	$12,187	$12,719	$12,550
05/18	$12,187	$12,433	$12,525
06/18	$11,799	$12,281	$12,377
07/18	$12,008	$12,584	$12,633
08/18	$11,799	$12,341	$12,598
09/18	$11,497	$12,448	$12,566
10/18	$10,366	$11,457	$11,409
11/18	$10,283	$11,442	$11,443
12/18	$9,864	$10,887	$10,891
01/19	$10,513	$11,602	$11,593
02/19	$10,838	$11,898	$11,992
03/19	$10,934	$11,973	$12,203
04/19	$11,502	$12,310	$12,602
05/19	$10,650	$11,719	$12,115
06/19	$11,436	$12,414	$12,902
07/19	$11,327	$12,256	$12,855
08/19	$11,185	$11,939	$12,699
09/19	$11,283	$12,281	$12,844
10/19	$11,655	$12,722	$13,304
11/19	$12,016	$12,866	$13,543
12/19	$12,464	$13,284	$13,930
01/20	$12,311	$13,006	$13,850
02/20	$11,709	$11,831	$12,654
03/20	$10,124	$10,252	$11,490
04/20	$10,891	$10,914	$12,342
05/20	$11,591	$11,389	$13,016
06/20	$12,155	$11,777	$13,438
07/20	$12,919	$12,051	$14,041
08/20	$13,572	$12,671	$14,666
09/20	$13,539	$12,342	$14,570
10/20	$13,140	$11,849	$13,993
11/20	$14,568	$13,686	$15,712
12/20	$15,243	$14,322	$16,478
01/21	$15,066	$14,169	$16,254
02/21	$15,155	$14,487	$16,198
03/21	$15,088	$14,820	$16,385
04/21	$15,775	$15,266	$17,075
05/21	$16,273	$15,764	$17,592
06/21	$16,227	$15,587	$17,600
07/21	$16,679	$15,704	$17,903
08/21	$17,282	$15,981	$18,325
09/21	$16,273	$15,517	$17,612
10/21	$17,027	$15,899	$18,189
11/21	$16,308	$15,159	$17,572
12/21	$16,818	$15,935	$18,332
01/22	$15,103	$15,165	$16,408
02/22	$14,419	$14,897	$16,044
03/22	$14,454	$14,993	$16,143
04/22	$13,190	$14,023	$14,851
05/22	$13,028	$14,128	$14,678
06/22	$11,915	$12,817	$13,418
07/22	$12,992	$13,456	$14,481
08/22	$12,014	$12,817	$13,603
09/22	$10,802	$11,618	$12,278
10/22	$11,494	$12,242	$12,809
11/22	$12,831	$13,621	$14,287
12/22	$12,299	$13,632	$14,126
01/23	$13,313	$14,736	$15,325
02/23	$12,855	$14,429	$14,897
03/23	$13,481	$14,786	$15,693
04/23	$13,592	$15,204	$16,074
05/23	$13,419	$14,560	$15,578
06/23	$13,878	$15,223	$16,128
07/23	$13,927	$15,715	$16,445
08/23	$13,208	$15,113	$15,673
09/23	$12,414	$14,597	$14,734
10/23	$12,067	$14,005	$14,190
11/23	$13,295	$15,305	$15,710
12/23	$14,076	$16,118	$16,609
01/24	$14,064	$16,211	$16,806
02/24	$14,733	$16,508	$17,373
03/24	$14,924	$17,051	$17,777
04/24	$14,177	$16,614	$17,071
05/24	$14,812	$17,258	$17,722
06/24	$14,775	$16,979	$17,643
07/24	$14,961	$17,477	$17,860
08/24	$15,422	$18,046	$18,564
09/24	$15,298	$18,212	$18,645
10/24	$14,525	$17,222	$17,494
11/24	$14,438	$17,124	$17,430
12/24	$13,878	$16,735	$16,948
01/25	$14,488	$17,614	$17,865
02/25	$14,488	$17,956	$17,888
03/25	$14,025	$17,883	$17,310
04/25	$14,639	$18,702	$18,202
05/25	$15,315	$19,558	$19,144
06/25	$15,814	$19,989	$19,653
07/25	$15,347	$19,708	$19,062
08/25	$15,650	$20,549	$19,597
09/25	$16,016	$20,942	$20,092
10/25	$16,281	$21,188	$20,413
11/25	$16,054	$21,320	$20,112
12/25	$16,306	$21,959	$20,466

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	17.50	1.36	5.01
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Growth Index (Net)	20.76	4.43	7.42
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,363,360,316
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 11,700,325
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,363,360,316
Total number of portfolio holdings	103
Management services fees (represents 0.88% of Fund average net assets)	$11,700,325
Portfolio turnover for the reporting period	69%

Holdings [Text Block]

Geographic Allocation

Japan	16.6%
United Kingdom	12.1%
Switzerland	8.5%
France	6.6%
Netherlands	6.2%
Germany	5.9%
Italy	5.8%
Canada	5.4%
Taiwan	5.3%
Spain	4.8%
Other	22.7%

Equity Sector Allocation

Information Technology	22.4%
Industrials	19.7%
Financials	17.5%
Health Care	13.5%
Consumer Discretionary	12.5%
Materials	4.2%
Communication Services	4.1%
Utilities	3.7%
Consumer Staples	1.2%
Energy	0.5%
Other	0.5%

Largest Holdings [Text Block]

Top Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
SK Hynix, Inc.	2.9%
ASML Holding NV	2.7%
AIA Group Ltd.	2.3%
Murata Manufacturing Co., Ltd.	2.2%
Sandoz Group AG, ADR	2.0%
Banco Bilbao Vizcaya Argentaria SA	1.9%
Heidelberg Materials AG	1.9%
Diploma PLC	1.8%
Barclays Bank PLC	1.8%

Material Fund Change [Text Block]
C000087834
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners International Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$95	0.81%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the consumer discretionary and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the communication services, real estate and energy sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Samsung Electronics, a South Korea-based manufacturer of electronics and semiconductor components; China-based eCommerce platform, Alibaba; metals and mining firm, ArcelorMittal; and Bank of Ireland, were among the top contributors to the Fund’s relative performance. No exposure to Toyota Motor also contributed to relative performance during the period.

Top Performance Detractors

Stock selection | Selection in the industrials, health care, financials and energy sectors detracted from the Fund’s relative performance during the annual period.

Allocations | An underweight to the financials sector, overweights to the information technology and consumer discretionary sectors, and the Fund’s cash position detracted from relative performance during the period.

Individual holdings | Fund positions in Teleperformance, a France-based business process outsourcing provider; Olympus, a Japan-based manufacturer of precision instruments; and Arkema, a France-based chemicals company, were top detractors from the Fund’s relative performance during the period. No exposure to Banco Santander and Banco Bilbao Vizcaya Argentaria, both Spain-based banks, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Partners International Value Fund Class 1 ($20,119)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Value Index (Net) ($23,004)
12/15	$10,000	$10,000	$10,000
01/16	$9,226	$9,277	$9,187
02/16	$8,945	$9,107	$9,009
03/16	$9,619	$9,699	$9,603
04/16	$10,070	$9,980	$9,982
05/16	$9,890	$9,890	$9,823
06/16	$9,520	$9,558	$9,335
07/16	$9,933	$10,042	$9,826
08/16	$10,196	$10,049	$9,985
09/16	$10,306	$10,173	$10,082
10/16	$10,433	$9,965	$10,105
11/16	$10,491	$9,766	$10,043
12/16	$10,833	$10,100	$10,502
01/17	$11,285	$10,393	$10,761
02/17	$11,204	$10,542	$10,835
03/17	$11,457	$10,832	$11,138
04/17	$11,655	$11,107	$11,371
05/17	$11,877	$11,515	$11,635
06/17	$11,979	$11,495	$11,670
07/17	$12,509	$11,826	$12,060
08/17	$12,462	$11,822	$11,985
09/17	$12,890	$12,116	$12,355
10/17	$13,163	$12,300	$12,450
11/17	$13,281	$12,429	$12,562
12/17	$13,589	$12,628	$12,754
01/18	$14,383	$13,262	$13,443
02/18	$13,613	$12,663	$12,804
03/18	$13,406	$12,435	$12,496
04/18	$13,729	$12,719	$12,881
05/18	$13,155	$12,433	$12,322
06/18	$12,807	$12,281	$12,166
07/18	$13,236	$12,584	$12,515
08/18	$12,759	$12,341	$12,060
09/18	$13,015	$12,448	$12,310
10/18	$11,949	$11,457	$11,492
11/18	$11,863	$11,442	$11,428
12/18	$11,238	$10,887	$10,870
01/19	$12,035	$11,602	$11,597
02/19	$12,219	$11,898	$11,790
03/19	$12,102	$11,973	$11,730
04/19	$12,475	$12,310	$12,003
05/19	$11,544	$11,719	$11,308
06/19	$12,238	$12,414	$11,911
07/19	$11,834	$12,256	$11,643
08/19	$11,325	$11,939	$11,165
09/19	$11,897	$12,281	$11,704
10/19	$12,342	$12,722	$12,126
11/19	$12,460	$12,866	$12,174
12/19	$12,758	$13,284	$12,618
01/20	$12,049	$13,006	$12,162
02/20	$11,050	$11,831	$11,011
03/20	$8,720	$10,252	$9,060
04/20	$9,223	$10,914	$9,545
05/20	$9,647	$11,389	$9,835
06/20	$9,965	$11,777	$10,186
07/20	$10,032	$12,051	$10,206
08/20	$10,628	$12,671	$10,803
09/20	$10,310	$12,342	$10,307
10/20	$9,899	$11,849	$9,892
11/20	$11,635	$13,686	$11,766
12/20	$12,271	$14,322	$12,287
01/21	$12,245	$14,169	$12,191
02/21	$12,775	$14,487	$12,772
03/21	$13,273	$14,820	$13,202
04/21	$13,598	$15,266	$13,454
05/21	$14,099	$15,764	$13,919
06/21	$13,787	$15,587	$13,599
07/21	$13,787	$15,704	$13,566
08/21	$13,923	$15,981	$13,719
09/21	$13,448	$15,517	$13,467
10/21	$13,814	$15,899	$13,682
11/21	$13,001	$15,159	$12,859
12/21	$13,719	$15,935	$13,625
01/22	$13,814	$15,165	$13,767
02/22	$13,286	$14,897	$13,580
03/22	$13,034	$14,993	$13,670
04/22	$12,313	$14,023	$12,979
05/22	$12,701	$14,128	$13,298
06/22	$11,426	$12,817	$11,974
07/22	$11,772	$13,456	$12,224
08/22	$11,107	$12,817	$11,811
09/22	$10,081	$11,618	$10,752
10/22	$10,802	$12,242	$11,446
11/22	$12,271	$13,621	$12,704
12/22	$12,147	$13,632	$12,864
01/23	$13,325	$14,736	$13,857
02/23	$13,020	$14,429	$13,663
03/23	$13,180	$14,786	$13,628
04/23	$13,506	$15,204	$14,067
05/23	$12,896	$14,560	$13,309
06/23	$13,619	$15,223	$14,058
07/23	$14,115	$15,715	$14,697
08/23	$13,633	$15,113	$14,261
09/23	$13,137	$14,597	$14,140
10/23	$12,528	$14,005	$13,518
11/23	$13,463	$15,305	$14,589
12/23	$14,229	$16,118	$15,302
01/24	$13,973	$16,211	$15,292
02/24	$14,101	$16,508	$15,320
03/24	$14,668	$17,051	$15,988
04/24	$14,435	$16,614	$15,824
05/24	$15,324	$17,258	$16,448
06/24	$14,828	$16,979	$15,990
07/24	$15,455	$17,477	$16,739
08/24	$15,863	$18,046	$17,168
09/24	$16,242	$18,212	$17,412
10/24	$15,368	$17,222	$16,594
11/24	$15,236	$17,124	$16,466
12/24	$14,886	$16,735	$16,172
01/25	$15,718	$17,614	$16,997
02/25	$16,345	$17,956	$17,631
03/25	$16,495	$17,883	$18,042
04/25	$16,765	$18,702	$18,773
05/25	$17,486	$19,558	$19,527
06/25	$17,995	$19,989	$19,866
07/25	$17,754	$19,708	$19,917
08/25	$18,447	$20,549	$21,057
09/25	$18,929	$20,942	$21,334
10/25	$19,125	$21,188	$21,496
11/25	$19,592	$21,320	$22,081
12/25	$20,119	$21,959	$23,004

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	35.15	10.39	7.24
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Value Index (Net)	42.25	13.36	8.69
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,469,671,441
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 11,450,900
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,469,671,441
Total number of portfolio holdings	158
Management services fees (represents 0.82% of Fund average net assets)	$11,450,900
Portfolio turnover for the reporting period	18%

Holdings [Text Block]

Geographic Allocation

Japan	18.8%
France	12.9%
Germany	12.0%
United Kingdom	11.5%
Switzerland	6.5%
Netherlands	6.0%
United States	5.4%
China	4.1%
Ireland	3.3%
South Korea	3.0%
Other	16.1%

Equity Sector Allocation

Financials	24.3%
Industrials	14.5%
Consumer Discretionary	12.8%
Health Care	12.5%
Information Technology	10.2%
Consumer Staples	8.4%
Materials	6.5%
Energy	4.8%
Utilities	1.9%
Communication Services	1.3%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Samsung Electronics Co., Ltd.	2.2%
Roche Holding AG, Genusschein Shares	1.9%
Reckitt Benckiser Group PLC	1.9%
Sanofi SA	1.7%
GSK PLC	1.7%
ING Groep NV	1.7%
Daikin Industries Ltd.	1.5%
BASF SE	1.5%
Julius Baer Group Ltd.	1.4%
Cie Generale des Etablissements Michelin SCA	1.4%

Material Fund Change [Text Block]
C000087835
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners International Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$124	1.06%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the consumer discretionary and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the communication services, real estate and energy sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Samsung Electronics, a South Korea-based manufacturer of electronics and semiconductor components; China-based eCommerce platform, Alibaba; metals and mining firm, ArcelorMittal; and Bank of Ireland, were among the top contributors to the Fund’s relative performance. No exposure to Toyota Motor also contributed to relative performance during the period.

Top Performance Detractors

Stock selection | Selection in the industrials, health care, financials and energy sectors detracted from the Fund’s relative performance during the annual period.

Allocations | An underweight to the financials sector, overweights to the information technology and consumer discretionary sectors, and the Fund’s cash position detracted from relative performance during the period.

Individual holdings | Fund positions in Teleperformance, a France-based business process outsourcing provider; Olympus, a Japan-based manufacturer of precision instruments; and Arkema, a France-based chemicals company, were top detractors from the Fund’s relative performance during the period. No exposure to Banco Santander and Banco Bilbao Vizcaya Argentaria, both Spain-based banks, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Partners International Value Fund Class 2 ($19,610)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Value Index (Net) ($23,004)
12/15	$10,000	$10,000	$10,000
01/16	$9,213	$9,277	$9,187
02/16	$8,933	$9,107	$9,009
03/16	$9,602	$9,699	$9,603
04/16	$10,053	$9,980	$9,982
05/16	$9,873	$9,890	$9,823
06/16	$9,496	$9,558	$9,335
07/16	$9,909	$10,042	$9,826
08/16	$10,173	$10,049	$9,985
09/16	$10,276	$10,173	$10,082
10/16	$10,403	$9,965	$10,105
11/16	$10,449	$9,766	$10,043
12/16	$10,807	$10,100	$10,502
01/17	$11,248	$10,393	$10,761
02/17	$11,167	$10,542	$10,835
03/17	$11,412	$10,832	$11,138
04/17	$11,598	$11,107	$11,371
05/17	$11,819	$11,515	$11,635
06/17	$11,926	$11,495	$11,670
07/17	$12,443	$11,826	$12,060
08/17	$12,408	$11,822	$11,985
09/17	$12,827	$12,116	$12,355
10/17	$13,087	$12,300	$12,450
11/17	$13,205	$12,429	$12,562
12/17	$13,512	$12,628	$12,754
01/18	$14,303	$13,262	$13,443
02/18	$13,535	$12,663	$12,804
03/18	$13,321	$12,435	$12,496
04/18	$13,643	$12,719	$12,881
05/18	$13,058	$12,433	$12,322
06/18	$12,719	$12,281	$12,166
07/18	$13,145	$12,584	$12,515
08/18	$12,670	$12,341	$12,060
09/18	$12,918	$12,448	$12,310
10/18	$11,857	$11,457	$11,492
11/18	$11,760	$11,442	$11,428
12/18	$11,151	$10,887	$10,870
01/19	$11,943	$11,602	$11,597
02/19	$12,113	$11,898	$11,790
03/19	$12,002	$11,973	$11,730
04/19	$12,360	$12,310	$12,003
05/19	$11,435	$11,719	$11,308
06/19	$12,121	$12,414	$11,911
07/19	$11,720	$12,256	$11,643
08/19	$11,215	$11,939	$11,165
09/19	$11,776	$12,281	$11,704
10/19	$12,217	$12,722	$12,126
11/19	$12,321	$12,866	$12,174
12/19	$12,622	$13,284	$12,618
01/20	$11,919	$13,006	$12,162
02/20	$10,929	$11,831	$11,011
03/20	$8,632	$10,252	$9,060
04/20	$9,118	$10,914	$9,545
05/20	$9,525	$11,389	$9,835
06/20	$9,853	$11,777	$10,186
07/20	$9,919	$12,051	$10,206
08/20	$10,497	$12,671	$10,803
09/20	$10,182	$12,342	$10,307
10/20	$9,775	$11,849	$9,892
11/20	$11,482	$13,686	$11,766
12/20	$12,100	$14,322	$12,287
01/21	$12,087	$14,169	$12,191
02/21	$12,599	$14,487	$12,772
03/21	$13,093	$14,820	$13,202
04/21	$13,401	$15,266	$13,454
05/21	$13,897	$15,764	$13,919
06/21	$13,589	$15,587	$13,599
07/21	$13,589	$15,704	$13,566
08/21	$13,709	$15,981	$13,719
09/21	$13,253	$15,517	$13,467
10/21	$13,602	$15,899	$13,682
11/21	$12,797	$15,159	$12,859
12/21	$13,508	$15,935	$13,625
01/22	$13,589	$15,165	$13,767
02/22	$13,079	$14,897	$13,580
03/22	$12,824	$14,993	$13,670
04/22	$12,112	$14,023	$12,979
05/22	$12,495	$14,128	$13,298
06/22	$11,222	$12,817	$11,974
07/22	$11,564	$13,456	$12,224
08/22	$10,908	$12,817	$11,811
09/22	$9,909	$11,618	$10,752
10/22	$10,606	$12,242	$11,446
11/22	$12,043	$13,621	$12,704
12/22	$11,920	$13,632	$12,864
01/23	$13,084	$14,736	$13,857
02/23	$12,769	$14,429	$13,663
03/23	$12,924	$14,786	$13,628
04/23	$13,245	$15,204	$14,067
05/23	$12,645	$14,560	$13,309
06/23	$13,356	$15,223	$14,058
07/23	$13,845	$15,715	$14,697
08/23	$13,370	$15,113	$14,261
09/23	$12,868	$14,597	$14,140
10/23	$12,268	$14,005	$13,518
11/23	$13,189	$15,305	$14,589
12/23	$13,943	$16,118	$15,302
01/24	$13,677	$16,211	$15,292
02/24	$13,803	$16,508	$15,320
03/24	$14,356	$17,051	$15,988
04/24	$14,113	$16,614	$15,824
05/24	$14,987	$17,258	$16,448
06/24	$14,499	$16,979	$15,990
07/24	$15,115	$17,477	$16,739
08/24	$15,517	$18,046	$17,168
09/24	$15,875	$18,212	$17,412
10/24	$15,015	$17,222	$16,594
11/24	$14,886	$17,124	$16,466
12/24	$14,542	$16,735	$16,172
01/25	$15,359	$17,614	$16,997
02/25	$15,961	$17,956	$17,631
03/25	$16,100	$17,883	$18,042
04/25	$16,366	$18,702	$18,773
05/25	$17,073	$19,558	$19,527
06/25	$17,572	$19,989	$19,866
07/25	$17,321	$19,708	$19,917
08/25	$18,000	$20,549	$21,057
09/25	$18,458	$20,942	$21,334
10/25	$18,650	$21,188	$21,496
11/25	$19,107	$21,320	$22,081
12/25	$19,610	$21,959	$23,004

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	34.84	10.14	6.97
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Value Index (Net)	42.25	13.36	8.69
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 1,469,671,441
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 11,450,900
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$1,469,671,441
Total number of portfolio holdings	158
Management services fees (represents 0.82% of Fund average net assets)	$11,450,900
Portfolio turnover for the reporting period	18%

Holdings [Text Block]

Geographic Allocation

Japan	18.8%
France	12.9%
Germany	12.0%
United Kingdom	11.5%
Switzerland	6.5%
Netherlands	6.0%
United States	5.4%
China	4.1%
Ireland	3.3%
South Korea	3.0%
Other	16.1%

Equity Sector Allocation

Financials	24.3%
Industrials	14.5%
Consumer Discretionary	12.8%
Health Care	12.5%
Information Technology	10.2%
Consumer Staples	8.4%
Materials	6.5%
Energy	4.8%
Utilities	1.9%
Communication Services	1.3%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Samsung Electronics Co., Ltd.	2.2%
Roche Holding AG, Genusschein Shares	1.9%
Reckitt Benckiser Group PLC	1.9%
Sanofi SA	1.7%
GSK PLC	1.7%
ING Groep NV	1.7%
Daikin Industries Ltd.	1.5%
BASF SE	1.5%
Julius Baer Group Ltd.	1.4%
Cie Generale des Etablissements Michelin SCA	1.4%

Material Fund Change [Text Block]
C000087812
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection within the consumer discretionary sector boosted the Fund’s relative performance most over the period. Selection within the specialty retail and household durables industries was most beneficial to relative Fund performance.

Allocations | The Fund’s overweight to the industrials sector and underweight to the communication services sector contributed positively to the Fund’s relative performance over the period.

Individual holdings | Positions in JFrog, a software supply chain solutions company; Guardant Health, a precision medicine company that develops blood tests to inform cancer treatment options; and VSE Corporation, a provider of aftermarket distribution and repair services, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection within the industrials sector detracted most from the Fund’s relative performance.

Allocations | The Fund’s overweight to the consumer staples sector and holding a small amount of cash both detracted from Fund performance relative to the benchmark.

Individual holdings | An underweight to Bloom Energy, a clean energy technology company tied to the buildout of AI-infrastructure, was the single largest detractor from relative performance over the period. An underweight to Kratos, a defense and securities solutions firm, also detracted from relative performance. Globant SA, a technology and software development company, and Fabrinet, a provider of electronic manufacturing services, were also among the Fund’s top relative performance detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Partners Small Cap Growth Fund Class 1 ($21,570)	Russell 3000® Index ($38,012)	Russell 2000® Growth Index ($24,949)
12/15	$10,000	$10,000	$10,000
01/16	$8,996	$9,436	$8,917
02/16	$8,881	$9,433	$8,853
03/16	$9,550	$10,097	$9,532
04/16	$9,792	$10,159	$9,627
05/16	$9,948	$10,341	$9,886
06/16	$10,029	$10,362	$9,841
07/16	$10,617	$10,774	$10,484
08/16	$10,525	$10,801	$10,596
09/16	$10,496	$10,818	$10,748
10/16	$9,948	$10,584	$10,080
11/16	$10,710	$11,058	$10,982
12/16	$10,664	$11,274	$11,132
01/17	$10,814	$11,486	$11,313
02/17	$11,039	$11,913	$11,590
03/17	$11,114	$11,921	$11,727
04/17	$11,269	$12,047	$11,943
05/17	$11,264	$12,171	$11,835
06/17	$11,587	$12,280	$12,242
07/17	$11,656	$12,512	$12,346
08/17	$11,523	$12,536	$12,332
09/17	$12,147	$12,842	$13,003
10/17	$12,349	$13,122	$13,205
11/17	$12,677	$13,521	$13,584
12/17	$12,666	$13,656	$13,599
01/18	$13,283	$14,375	$14,129
02/18	$13,081	$13,846	$13,727
03/18	$13,220	$13,568	$13,912
04/18	$13,220	$13,619	$13,926
05/18	$14,149	$14,004	$14,802
06/18	$14,276	$14,095	$14,918
07/18	$14,512	$14,563	$15,175
08/18	$15,799	$15,074	$16,119
09/18	$15,522	$15,099	$15,742
10/18	$13,606	$13,988	$13,750
11/18	$13,716	$14,268	$13,965
12/18	$12,077	$12,940	$12,334
01/19	$13,468	$14,051	$13,758
02/19	$14,126	$14,545	$14,646
03/19	$13,964	$14,757	$14,448
04/19	$14,230	$15,346	$14,888
05/19	$13,156	$14,353	$13,784
06/19	$14,207	$15,361	$14,845
07/19	$14,299	$15,590	$14,990
08/19	$13,474	$15,272	$14,343
09/19	$13,387	$15,540	$14,226
10/19	$13,716	$15,874	$14,630
11/19	$14,432	$16,478	$15,492
12/19	$14,645	$16,954	$15,847
01/20	$14,622	$16,935	$15,672
02/20	$13,526	$15,549	$14,541
03/20	$11,010	$13,410	$11,764
04/20	$12,764	$15,187	$13,516
05/20	$14,051	$15,999	$14,793
06/20	$14,530	$16,364	$15,362
07/20	$15,418	$17,294	$15,889
08/20	$16,099	$18,546	$16,822
09/20	$15,741	$17,871	$16,461
10/20	$16,007	$17,485	$16,586
11/20	$18,598	$19,613	$19,511
12/20	$20,323	$20,495	$21,335
01/21	$21,021	$20,404	$22,363
02/21	$21,783	$21,042	$23,102
03/21	$21,396	$21,796	$22,375
04/21	$22,383	$22,919	$22,863
05/21	$21,391	$23,024	$22,210
06/21	$22,435	$23,592	$23,251
07/21	$22,158	$23,991	$22,404
08/21	$22,920	$24,675	$22,812
09/21	$22,297	$23,568	$21,937
10/21	$23,393	$25,161	$22,964
11/21	$21,668	$24,778	$21,843
12/21	$22,008	$25,754	$21,939
01/22	$18,886	$24,239	$18,999
02/22	$19,054	$23,628	$19,082
03/22	$19,088	$24,395	$19,169
04/22	$16,838	$22,206	$16,817
05/22	$16,220	$22,176	$16,500
06/22	$15,274	$20,321	$15,478
07/22	$16,965	$22,227	$17,211
08/22	$16,319	$21,397	$17,049
09/22	$14,841	$19,413	$15,516
10/22	$16,238	$21,005	$16,988
11/22	$16,624	$22,102	$17,265
12/22	$15,632	$20,808	$16,157
01/23	$17,023	$22,241	$17,764
02/23	$16,734	$21,721	$17,571
03/23	$16,192	$22,302	$17,138
04/23	$15,765	$22,539	$16,939
05/23	$15,545	$22,627	$16,942
06/23	$16,976	$24,172	$18,347
07/23	$17,374	$25,039	$19,204
08/23	$16,267	$24,555	$18,205
09/23	$15,147	$23,386	$17,004
10/23	$13,976	$22,766	$15,692
11/23	$15,332	$24,888	$17,121
12/23	$16,757	$26,209	$19,171
01/24	$16,486	$26,499	$18,556
02/24	$17,877	$27,933	$20,064
03/24	$18,125	$28,835	$20,625
04/24	$16,855	$27,566	$19,037
05/24	$18,096	$28,868	$20,056
06/24	$18,321	$29,762	$20,023
07/24	$19,342	$30,315	$21,662
08/24	$19,613	$30,975	$21,422
09/24	$19,862	$31,616	$21,707
10/24	$19,256	$31,384	$21,419
11/24	$21,621	$33,471	$24,045
12/24	$19,948	$32,448	$22,077
01/25	$20,623	$33,473	$22,775
02/25	$19,256	$32,831	$21,233
03/25	$17,813	$30,916	$19,623
04/25	$17,888	$30,709	$19,497
05/25	$19,025	$32,655	$20,749
06/25	$19,792	$34,314	$21,971
07/25	$19,965	$35,070	$22,345
08/25	$20,946	$35,881	$23,666
09/25	$21,114	$37,120	$24,650
10/25	$21,350	$37,915	$25,447
11/25	$21,800	$38,019	$25,273
12/25	$21,570	$38,012	$24,949

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	8.13	1.20	7.99
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2025 reflects returns achieved by one or more different subadvisers. If the current subadvisers had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2025 reflects returns achieved by one or more different subadvisers. If the current subadvisers had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 345,858,841
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 2,888,739
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$345,858,841
Total number of portfolio holdings	162
Management services fees (represents 0.84% of Fund average net assets)	$2,888,739
Portfolio turnover for the reporting period	139%

Holdings [Text Block]

Equity Sector Allocation

Industrials	27.3%
Health Care	22.7%
Information Technology	21.6%
Financials	9.4%
Consumer Discretionary	8.9%
Materials	3.0%
Energy	2.9%
Consumer Staples	1.9%
Real Estate	0.7%

Asset Categories

Common Stocks	98.4%
Money Market Funds	1.8%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

VSE Corp.	2.0%
Guardant Health, Inc.	1.8%
RadNet, Inc.	1.7%
Mirion Technologies, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.6%
Madrigal Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Saia, Inc.	1.5%
CSW Industrials, Inc.	1.4%
Credo Technology Group Holding Ltd.	1.4%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On March 27, 2025, the Fund's Board of Trustees approved certain changes to the Fund's subadvisor, principal investment strategies and principal risks effective on or about May 1, 2025 (the Effective Date). As a result, on the Effective Date, Allspring Global Investments, LLC (Allspring) no longer served as subadviser to the Fund, and Goldman Sachs Asset Management, LP (GSAM) and Segall Bryant & Hamill LLC (SBH) assumed day-to-day management of the Fund's portfolio.

Material Fund Change Adviser [Text Block]	On March 27, 2025, the Fund's Board of Trustees approved certain changes to the Fund's subadvisor, principal investment strategies and principal risks effective on or about May 1, 2025 (the Effective Date). As a result, on the Effective Date, Allspring Global Investments, LLC (Allspring) no longer served as subadviser to the Fund, and Goldman Sachs Asset Management, LP (GSAM) and Segall Bryant & Hamill LLC (SBH) assumed day-to-day management of the Fund's portfolio.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000087813
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection within the consumer discretionary sector boosted the Fund’s relative performance most over the period. Selection within the specialty retail and household durables industries was most beneficial to relative Fund performance.

Allocations | The Fund’s overweight to the industrials sector and underweight to the communication services sector contributed positively to the Fund’s relative performance over the period.

Individual holdings | Positions in JFrog, a software supply chain solutions company; Guardant Health, a precision medicine company that develops blood tests to inform cancer treatment options; and VSE Corporation, a provider of aftermarket distribution and repair services, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection within the industrials sector detracted most from the Fund’s relative performance.

Allocations | The Fund’s overweight to the consumer staples sector and holding a small amount of cash both detracted from Fund performance relative to the benchmark.

Individual holdings | An underweight to Bloom Energy, a clean energy technology company tied to the buildout of AI-infrastructure, was the single largest detractor from relative performance over the period. An underweight to Kratos, a defense and securities solutions firm, also detracted from relative performance. Globant SA, a technology and software development company, and Fabrinet, a provider of electronic manufacturing services, were also among the Fund’s top relative performance detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Partners Small Cap Growth Fund Class 2 ($21,042)	Russell 3000® Index ($38,012)	Russell 2000® Growth Index ($24,949)
12/15	$10,000	$10,000	$10,000
01/16	$8,993	$9,436	$8,917
02/16	$8,882	$9,433	$8,853
03/16	$9,549	$10,097	$9,532
04/16	$9,783	$10,159	$9,627
05/16	$9,941	$10,341	$9,886
06/16	$10,018	$10,362	$9,841
07/16	$10,603	$10,774	$10,484
08/16	$10,509	$10,801	$10,596
09/16	$10,480	$10,818	$10,748
10/16	$9,930	$10,584	$10,080
11/16	$10,685	$11,058	$10,982
12/16	$10,638	$11,274	$11,132
01/17	$10,790	$11,486	$11,313
02/17	$11,007	$11,913	$11,590
03/17	$11,077	$11,921	$11,727
04/17	$11,235	$12,047	$11,943
05/17	$11,224	$12,171	$11,835
06/17	$11,546	$12,280	$12,242
07/17	$11,610	$12,512	$12,346
08/17	$11,475	$12,536	$12,332
09/17	$12,096	$12,842	$13,003
10/17	$12,295	$13,122	$13,205
11/17	$12,623	$13,521	$13,584
12/17	$12,605	$13,656	$13,599
01/18	$13,220	$14,375	$14,129
02/18	$13,015	$13,846	$13,727
03/18	$13,150	$13,568	$13,912
04/18	$13,144	$13,619	$13,926
05/18	$14,069	$14,004	$14,802
06/18	$14,192	$14,095	$14,918
07/18	$14,420	$14,563	$15,175
08/18	$15,697	$15,074	$16,119
09/18	$15,416	$15,099	$15,742
10/18	$13,513	$13,988	$13,750
11/18	$13,618	$14,268	$13,965
12/18	$11,991	$12,940	$12,334
01/19	$13,367	$14,051	$13,758
02/19	$14,016	$14,545	$14,646
03/19	$13,852	$14,757	$14,448
04/19	$14,116	$15,346	$14,888
05/19	$13,044	$14,353	$13,784
06/19	$14,087	$15,361	$14,845
07/19	$14,174	$15,590	$14,990
08/19	$13,355	$15,272	$14,343
09/19	$13,267	$15,540	$14,226
10/19	$13,589	$15,874	$14,630
11/19	$14,292	$16,478	$15,492
12/19	$14,502	$16,954	$15,847
01/20	$14,473	$16,935	$15,672
02/20	$13,384	$15,549	$14,541
03/20	$10,896	$13,410	$11,764
04/20	$12,629	$15,187	$13,516
05/20	$13,899	$15,999	$14,793
06/20	$14,374	$16,364	$15,362
07/20	$15,246	$17,294	$15,889
08/20	$15,919	$18,546	$16,822
09/20	$15,562	$17,871	$16,461
10/20	$15,820	$17,485	$16,586
11/20	$18,378	$19,613	$19,511
12/20	$20,076	$20,495	$21,335
01/21	$20,761	$20,404	$22,363
02/21	$21,511	$21,042	$23,102
03/21	$21,118	$21,796	$22,375
04/21	$22,096	$22,919	$22,863
05/21	$21,107	$23,024	$22,210
06/21	$22,137	$23,592	$23,251
07/21	$21,856	$23,991	$22,404
08/21	$22,605	$24,675	$22,812
09/21	$21,985	$23,568	$21,937
10/21	$23,062	$25,161	$22,964
11/21	$21,358	$24,778	$21,843
12/21	$21,686	$25,754	$21,939
01/22	$18,607	$24,239	$18,999
02/22	$18,770	$23,628	$19,082
03/22	$18,800	$24,395	$19,169
04/22	$16,575	$22,206	$16,817
05/22	$15,966	$22,176	$16,500
06/22	$15,035	$20,321	$15,478
07/22	$16,698	$22,227	$17,211
08/22	$16,054	$21,397	$17,049
09/22	$14,596	$19,413	$15,516
10/22	$15,966	$21,005	$16,988
11/22	$16,341	$22,102	$17,265
12/22	$15,369	$20,808	$16,157
01/23	$16,727	$22,241	$17,764
02/23	$16,446	$21,721	$17,571
03/23	$15,902	$22,302	$17,138
04/23	$15,480	$22,539	$16,939
05/23	$15,263	$22,627	$16,942
06/23	$16,669	$24,172	$18,347
07/23	$17,055	$25,039	$19,204
08/23	$15,960	$24,555	$18,205
09/23	$14,865	$23,386	$17,004
10/23	$13,712	$22,766	$15,692
11/23	$15,035	$24,888	$17,121
12/23	$16,434	$26,209	$19,171
01/24	$16,159	$26,499	$18,556
02/24	$17,523	$27,933	$20,064
03/24	$17,763	$28,835	$20,625
04/24	$16,511	$27,566	$19,037
05/24	$17,722	$28,868	$20,056
06/24	$17,939	$29,762	$20,023
07/24	$18,934	$30,315	$21,662
08/24	$19,198	$30,975	$21,422
09/24	$19,438	$31,616	$21,707
10/24	$18,841	$31,384	$21,419
11/24	$21,153	$33,471	$24,045
12/24	$19,508	$32,448	$22,077
01/25	$20,170	$33,473	$22,775
02/25	$18,823	$32,831	$21,233
03/25	$17,412	$30,916	$19,623
04/25	$17,482	$30,709	$19,497
05/25	$18,589	$32,655	$20,749
06/25	$19,333	$34,314	$21,971
07/25	$19,502	$35,070	$22,345
08/25	$20,451	$35,881	$23,666
09/25	$20,615	$37,120	$24,650
10/25	$20,843	$37,915	$25,447
11/25	$21,276	$38,019	$25,273
12/25	$21,042	$38,012	$24,949

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	7.86	0.94	7.72
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2025 reflects returns achieved by one or more different subadvisers. If the current subadvisers had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2025 reflects returns achieved by one or more different subadvisers. If the current subadvisers had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 345,858,841
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 2,888,739
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$345,858,841
Total number of portfolio holdings	162
Management services fees (represents 0.84% of Fund average net assets)	$2,888,739
Portfolio turnover for the reporting period	139%

Holdings [Text Block]

Equity Sector Allocation

Industrials	27.3%
Health Care	22.7%
Information Technology	21.6%
Financials	9.4%
Consumer Discretionary	8.9%
Materials	3.0%
Energy	2.9%
Consumer Staples	1.9%
Real Estate	0.7%

Asset Categories

Common Stocks	98.4%
Money Market Funds	1.8%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

VSE Corp.	2.0%
Guardant Health, Inc.	1.8%
RadNet, Inc.	1.7%
Mirion Technologies, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.6%
Madrigal Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Saia, Inc.	1.5%
CSW Industrials, Inc.	1.4%
Credo Technology Group Holding Ltd.	1.4%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On March 27, 2025, the Fund's Board of Trustees approved certain changes to the Fund's subadvisor, principal investment strategies and principal risks effective on or about May 1, 2025 (the Effective Date). As a result, on the Effective Date, Allspring Global Investments, LLC (Allspring) no longer served as subadviser to the Fund, and Goldman Sachs Asset Management, LP (GSAM) and Segall Bryant & Hamill LLC (SBH) assumed day-to-day management of the Fund's portfolio.

Material Fund Change Adviser [Text Block]	On March 27, 2025, the Fund's Board of Trustees approved certain changes to the Fund's subadvisor, principal investment strategies and principal risks effective on or about May 1, 2025 (the Effective Date). As a result, on the Effective Date, Allspring Global Investments, LLC (Allspring) no longer served as subadviser to the Fund, and Goldman Sachs Asset Management, LP (GSAM) and Segall Bryant & Hamill LLC (SBH) assumed day-to-day management of the Fund's portfolio.
Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000088781
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Value Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection within the industrials and materials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight allocations to the materials and information technology sectors benefited the Fund’s relative performance during the annual period, as did the Fund’s underweight allocation to the real estate sector.

Individual holdings | Positions in MP Materials, a California-based miner and producer of rare earths; REV Group, a designer and producer of specialty vehicles; Tower Semiconductor, a manufacturer of integrated circuits using specialty process technologies; and Mercury Systems, a producer of aerospace and defense equipment, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection within the health care sector detracted the most from the Fund’s relative performance, specifically within the biotechnology industry.

Allocations | The Fund’s underweights to the health care and communication services sectors detracted most from relative Fund performance.

Individual holdings | Not owning EchoStar, a telecommunications company specializing in satellite communication, wireless telecommunications, and internet services; Hecla Mining, a miner of precious and base metals; Coeur Mining, a precious metals producer, all were among the single largest detractors from the Fund’s relative performance over the period. Fund positions in QuidelOrtho, a provider of diagnostic testing solutions; Compass Diversified Holdings, a holdings company that specializes in acquiring and managing leading industrial and branded consumer companies; and Apogee Enterprises, a provider of building products, were also among the Fund’s top relative performance detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Partners Small Cap Value Fund Class 1 ($20,279)	Russell 3000® Index ($38,012)	Russell 2000® Value Index ($24,256)
12/15	$10,000	$10,000	$10,000
01/16	$9,274	$9,436	$9,328
02/16	$9,491	$9,433	$9,392
03/16	$10,312	$10,097	$10,170
04/16	$10,476	$10,159	$10,386
05/16	$10,663	$10,341	$10,576
06/16	$10,481	$10,362	$10,608
07/16	$10,961	$10,774	$11,181
08/16	$11,168	$10,801	$11,458
09/16	$11,163	$10,818	$11,549
10/16	$10,875	$10,584	$11,169
11/16	$12,254	$11,058	$12,652
12/16	$12,561	$11,274	$13,174
01/17	$12,542	$11,486	$13,080
02/17	$12,638	$11,913	$13,269
03/17	$12,585	$11,921	$13,157
04/17	$12,672	$12,047	$13,209
05/17	$12,263	$12,171	$12,797
06/17	$12,629	$12,280	$13,245
07/17	$12,710	$12,512	$13,329
08/17	$12,268	$12,536	$13,001
09/17	$13,061	$12,842	$13,922
10/17	$13,191	$13,122	$13,940
11/17	$13,556	$13,521	$14,344
12/17	$13,460	$13,656	$14,207
01/18	$13,671	$14,375	$14,382
02/18	$13,109	$13,846	$13,663
03/18	$13,248	$13,568	$13,832
04/18	$13,369	$13,619	$14,071
05/18	$13,931	$14,004	$14,890
06/18	$13,969	$14,095	$14,980
07/18	$14,238	$14,563	$15,245
08/18	$14,618	$15,074	$15,608
09/18	$14,205	$15,099	$15,221
10/18	$12,970	$13,988	$13,858
11/18	$13,167	$14,268	$14,081
12/18	$11,648	$12,940	$12,379
01/19	$12,965	$14,051	$13,733
02/19	$13,546	$14,545	$14,267
03/19	$13,176	$14,757	$13,856
04/19	$13,681	$15,346	$14,380
05/19	$12,580	$14,353	$13,205
06/19	$13,378	$15,361	$14,046
07/19	$13,450	$15,590	$14,069
08/19	$12,609	$15,272	$13,284
09/19	$13,152	$15,540	$13,966
10/19	$13,287	$15,874	$14,304
11/19	$13,527	$16,478	$14,639
12/19	$13,955	$16,954	$15,151
01/20	$13,200	$16,935	$14,334
02/20	$11,740	$15,549	$12,941
03/20	$9,039	$13,410	$9,748
04/20	$10,293	$15,187	$10,951
05/20	$10,553	$15,999	$11,265
06/20	$10,769	$16,364	$11,591
07/20	$10,995	$17,294	$11,830
08/20	$11,494	$18,546	$12,468
09/20	$10,975	$17,871	$11,887
10/20	$11,374	$17,485	$12,313
11/20	$13,340	$19,613	$14,690
12/20	$14,551	$20,495	$15,853
01/21	$14,786	$20,404	$16,688
02/21	$16,487	$21,042	$18,255
03/21	$17,391	$21,796	$19,209
04/21	$17,938	$22,919	$19,598
05/21	$17,996	$23,024	$20,208
06/21	$17,617	$23,592	$20,085
07/21	$17,256	$23,991	$19,366
08/21	$17,453	$24,675	$19,885
09/21	$17,074	$23,568	$19,486
10/21	$17,540	$25,161	$20,229
11/21	$17,045	$24,778	$19,538
12/21	$18,044	$25,754	$20,335
01/22	$17,102	$24,239	$19,150
02/22	$17,516	$23,628	$19,467
03/22	$17,429	$24,395	$19,847
04/22	$16,242	$22,206	$18,307
05/22	$16,449	$22,176	$18,658
06/22	$15,074	$20,321	$16,815
07/22	$16,396	$22,227	$18,443
08/22	$15,622	$21,397	$17,860
09/22	$14,113	$19,413	$16,040
10/22	$15,843	$21,005	$18,059
11/22	$16,708	$22,102	$18,611
12/22	$15,709	$20,808	$17,390
01/23	$17,078	$22,241	$19,050
02/23	$16,934	$21,721	$18,610
03/23	$15,959	$22,302	$17,276
04/23	$15,459	$22,539	$16,845
05/23	$15,099	$22,627	$16,514
06/23	$16,319	$24,172	$17,825
07/23	$17,107	$25,039	$19,171
08/23	$16,646	$24,555	$18,248
09/23	$15,805	$23,386	$17,298
10/23	$14,978	$22,766	$16,266
11/23	$15,848	$24,888	$17,730
12/23	$17,496	$26,209	$19,937
01/24	$16,828	$26,499	$19,031
02/24	$17,477	$27,933	$19,654
03/24	$18,251	$28,835	$20,515
04/24	$17,069	$27,566	$19,208
05/24	$17,804	$28,868	$20,107
06/24	$17,371	$29,762	$19,768
07/24	$19,212	$30,315	$22,177
08/24	$18,991	$30,975	$21,761
09/24	$18,967	$31,616	$21,774
10/24	$18,515	$31,384	$21,434
11/24	$20,384	$33,471	$23,501
12/24	$18,890	$32,448	$21,543
01/25	$19,308	$33,473	$21,985
02/25	$18,491	$32,831	$21,144
03/25	$17,333	$30,916	$19,875
04/25	$16,449	$30,709	$19,077
05/25	$17,319	$32,655	$19,878
06/25	$18,035	$34,314	$20,862
07/25	$18,256	$35,070	$21,230
08/25	$19,683	$35,881	$23,028
09/25	$19,515	$37,120	$23,491
10/25	$19,332	$37,915	$23,550
11/25	$20,000	$38,019	$24,212
12/25	$20,279	$38,012	$24,256

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	7.35	6.86	7.33
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Value Index	12.59	8.88	9.27
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 410,361,972
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 3,489,096
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$410,361,972
Total number of portfolio holdings	178
Management services fees (represents 0.87% of Fund average net assets)	$3,489,096
Portfolio turnover for the reporting period	36%

Holdings [Text Block]

Equity Sector Allocation

Financials	22.5%
Industrials	22.2%
Information Technology	13.9%
Consumer Discretionary	9.0%
Materials	7.9%
Health Care	6.5%
Real Estate	5.9%
Energy	4.2%
Utilities	3.6%
Communication Services	0.9%
Other	0.4%

Asset Categories

Common Stocks	97.0%
Money Market Funds	3.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

VF Corp.	1.7%
DigitalBridge Group, Inc.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Valmont Industries, Inc.	1.5%
Seacoast Banking Corp. of Florida	1.5%
ICU Medical, Inc.	1.4%
Hancock Whitney Corp.	1.4%
Belden, Inc.	1.3%
Ingevity Corp.	1.2%
Cadence Bank	1.2%

Material Fund Change [Text Block]
C000088782
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Value Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection within the industrials and materials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight allocations to the materials and information technology sectors benefited the Fund’s relative performance during the annual period, as did the Fund’s underweight allocation to the real estate sector.

Individual holdings | Positions in MP Materials, a California-based miner and producer of rare earths; REV Group, a designer and producer of specialty vehicles; Tower Semiconductor, a manufacturer of integrated circuits using specialty process technologies; and Mercury Systems, a producer of aerospace and defense equipment, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection within the health care sector detracted the most from the Fund’s relative performance, specifically within the biotechnology industry.

Allocations | The Fund’s underweights to the health care and communication services sectors detracted most from relative Fund performance.

Individual holdings | Not owning EchoStar, a telecommunications company specializing in satellite communication, wireless telecommunications, and internet services; Hecla Mining, a miner of precious and base metals; Coeur Mining, a precious metals producer, all were among the single largest detractors from the Fund’s relative performance over the period. Fund positions in QuidelOrtho, a provider of diagnostic testing solutions; Compass Diversified Holdings, a holdings company that specializes in acquiring and managing leading industrial and branded consumer companies; and Apogee Enterprises, a provider of building products, were also among the Fund’s top relative performance detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Partners Small Cap Value Fund Class 2 ($19,781)	Russell 3000® Index ($38,012)	Russell 2000® Value Index ($24,256)
12/15	$10,000	$10,000	$10,000
01/16	$9,274	$9,436	$9,328
02/16	$9,488	$9,433	$9,392
03/16	$10,307	$10,097	$10,170
04/16	$10,468	$10,159	$10,386
05/16	$10,653	$10,341	$10,576
06/16	$10,468	$10,362	$10,608
07/16	$10,946	$10,774	$11,181
08/16	$11,151	$10,801	$11,458
09/16	$11,146	$10,818	$11,549
10/16	$10,853	$10,584	$11,169
11/16	$12,228	$11,058	$12,652
12/16	$12,535	$11,274	$13,174
01/17	$12,511	$11,486	$13,080
02/17	$12,604	$11,913	$13,269
03/17	$12,545	$11,921	$13,157
04/17	$12,633	$12,047	$13,209
05/17	$12,223	$12,171	$12,797
06/17	$12,584	$12,280	$13,245
07/17	$12,662	$12,512	$13,329
08/17	$12,223	$12,536	$13,001
09/17	$13,008	$12,842	$13,922
10/17	$13,130	$13,122	$13,940
11/17	$13,496	$13,521	$14,344
12/17	$13,398	$13,656	$14,207
01/18	$13,603	$14,375	$14,382
02/18	$13,042	$13,846	$13,663
03/18	$13,174	$13,568	$13,832
04/18	$13,296	$13,619	$14,071
05/18	$13,847	$14,004	$14,890
06/18	$13,886	$14,095	$14,980
07/18	$14,149	$14,563	$15,245
08/18	$14,525	$15,074	$15,608
09/18	$14,110	$15,099	$15,221
10/18	$12,882	$13,988	$13,858
11/18	$13,072	$14,268	$14,081
12/18	$11,560	$12,940	$12,379
01/19	$12,867	$14,051	$13,733
02/19	$13,442	$14,545	$14,267
03/19	$13,072	$14,757	$13,856
04/19	$13,569	$15,346	$14,380
05/19	$12,477	$14,353	$13,205
06/19	$13,262	$15,361	$14,046
07/19	$13,330	$15,590	$14,069
08/19	$12,501	$15,272	$13,284
09/19	$13,028	$15,540	$13,966
10/19	$13,164	$15,874	$14,304
11/19	$13,398	$16,478	$14,639
12/19	$13,818	$16,954	$15,151
01/20	$13,067	$16,935	$14,334
02/20	$11,624	$15,549	$12,941
03/20	$8,942	$13,410	$9,748
04/20	$10,185	$15,187	$10,951
05/20	$10,439	$15,999	$11,265
06/20	$10,653	$16,364	$11,591
07/20	$10,873	$17,294	$11,830
08/20	$11,365	$18,546	$12,468
09/20	$10,848	$17,871	$11,887
10/20	$11,243	$17,485	$12,313
11/20	$13,179	$19,613	$14,690
12/20	$14,369	$20,495	$15,853
01/21	$14,603	$20,404	$16,688
02/21	$16,280	$21,042	$18,255
03/21	$17,167	$21,796	$19,209
04/21	$17,704	$22,919	$19,598
05/21	$17,757	$23,024	$20,208
06/21	$17,377	$23,592	$20,085
07/21	$17,021	$23,991	$19,366
08/21	$17,211	$24,675	$19,885
09/21	$16,831	$23,568	$19,486
10/21	$17,289	$25,161	$20,229
11/21	$16,797	$24,778	$19,538
12/21	$17,782	$25,754	$20,335
01/22	$16,850	$24,239	$19,150
02/22	$17,255	$23,628	$19,467
03/22	$17,162	$24,395	$19,847
04/22	$15,987	$22,206	$18,307
05/22	$16,192	$22,176	$18,658
06/22	$14,832	$20,321	$16,815
07/22	$16,134	$22,227	$18,443
08/22	$15,368	$21,397	$17,860
09/22	$13,881	$19,413	$16,040
10/22	$15,578	$21,005	$18,059
11/22	$16,421	$22,102	$18,611
12/22	$15,441	$20,808	$17,390
01/23	$16,782	$22,241	$19,050
02/23	$16,641	$21,721	$18,610
03/23	$15,675	$22,302	$17,276
04/23	$15,178	$22,539	$16,845
05/23	$14,822	$22,627	$16,514
06/23	$16,017	$24,172	$17,825
07/23	$16,792	$25,039	$19,171
08/23	$16,333	$24,555	$18,248
09/23	$15,505	$23,386	$17,298
10/23	$14,695	$22,766	$16,266
11/23	$15,539	$24,888	$17,730
12/23	$17,153	$26,209	$19,937
01/24	$16,494	$26,499	$19,031
02/24	$17,128	$27,933	$19,654
03/24	$17,884	$28,835	$20,515
04/24	$16,719	$27,566	$19,208
05/24	$17,440	$28,868	$20,107
06/24	$17,011	$29,762	$19,768
07/24	$18,810	$30,315	$22,177
08/24	$18,586	$30,975	$21,761
09/24	$18,562	$31,616	$21,774
10/24	$18,118	$31,384	$21,434
11/24	$19,937	$33,471	$23,501
12/24	$18,474	$32,448	$21,543
01/25	$18,879	$33,473	$21,985
02/25	$18,074	$32,831	$21,144
03/25	$16,938	$30,916	$19,875
04/25	$16,070	$30,709	$19,077
05/25	$16,919	$32,655	$19,878
06/25	$17,616	$34,314	$20,862
07/25	$17,825	$35,070	$21,230
08/25	$19,215	$35,881	$23,028
09/25	$19,049	$37,120	$23,491
10/25	$18,864	$37,915	$23,550
11/25	$19,512	$38,019	$24,212
12/25	$19,781	$38,012	$24,256

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	7.07	6.60	7.06
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Value Index	12.59	8.88	9.27
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 410,361,972
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 3,489,096
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$410,361,972
Total number of portfolio holdings	178
Management services fees (represents 0.87% of Fund average net assets)	$3,489,096
Portfolio turnover for the reporting period	36%

Holdings [Text Block]

Equity Sector Allocation

Financials	22.5%
Industrials	22.2%
Information Technology	13.9%
Consumer Discretionary	9.0%
Materials	7.9%
Health Care	6.5%
Real Estate	5.9%
Energy	4.2%
Utilities	3.6%
Communication Services	0.9%
Other	0.4%

Asset Categories

Common Stocks	97.0%
Money Market Funds	3.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

VF Corp.	1.7%
DigitalBridge Group, Inc.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Valmont Industries, Inc.	1.5%
Seacoast Banking Corp. of Florida	1.5%
ICU Medical, Inc.	1.4%
Hancock Whitney Corp.	1.4%
Belden, Inc.	1.3%
Ingevity Corp.	1.2%
Cadence Bank	1.2%

Material Fund Change [Text Block]
C000055690
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Small Cap Value Fund
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection within the industrials and materials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight allocations to the materials and information technology sectors benefited the Fund’s relative performance during the annual period, as did the Fund’s underweight allocation to the real estate sector.

Individual holdings | Positions in MP Materials, a California-based miner and producer of rare earths; REV Group, a designer and producer of specialty vehicles; Tower Semiconductor, a manufacturer of integrated circuits using specialty process technologies; and Mercury Systems, a producer of aerospace and defense equipment, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection within the health care sector detracted the most from the Fund’s relative performance, specifically within the biotechnology industry.

Allocations | The Fund’s underweights to the health care and communication services sectors detracted most from relative Fund performance.

Individual holdings | Not owning EchoStar, a telecommunications company specializing in satellite communication, wireless telecommunications, and internet services; Hecla Mining, a miner of precious and base metals; Coeur Mining, a precious metals producer, all were among the single largest detractors from the Fund’s relative performance over the period. Fund positions in QuidelOrtho, a provider of diagnostic testing solutions; Compass Diversified Holdings, a holdings company that specializes in acquiring and managing leading industrial and branded consumer companies; and Apogee Enterprises, a provider of building products, were also among the Fund’s top relative performance detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Variable Portfolio – Partners Small Cap Value Fund Class 3 ($20,034)	Russell 3000® Index ($38,012)	Russell 2000® Value Index ($24,256)
12/15	$10,000	$10,000	$10,000
01/16	$9,278	$9,436	$9,328
02/16	$9,491	$9,433	$9,392
03/16	$10,315	$10,097	$10,170
04/16	$10,475	$10,159	$10,386
05/16	$10,659	$10,341	$10,576
06/16	$10,475	$10,362	$10,608
07/16	$10,954	$10,774	$11,181
08/16	$11,163	$10,801	$11,458
09/16	$11,158	$10,818	$11,549
10/16	$10,867	$10,584	$11,169
11/16	$12,243	$11,058	$12,652
12/16	$12,553	$11,274	$13,174
01/17	$12,529	$11,486	$13,080
02/17	$12,621	$11,913	$13,269
03/17	$12,568	$11,921	$13,157
04/17	$12,655	$12,047	$13,209
05/17	$12,248	$12,171	$12,797
06/17	$12,607	$12,280	$13,245
07/17	$12,689	$12,512	$13,329
08/17	$12,248	$12,536	$13,001
09/17	$13,038	$12,842	$13,922
10/17	$13,164	$13,122	$13,940
11/17	$13,527	$13,521	$14,344
12/17	$13,435	$13,656	$14,207
01/18	$13,639	$14,375	$14,382
02/18	$13,081	$13,846	$13,663
03/18	$13,212	$13,568	$13,832
04/18	$13,338	$13,619	$14,071
05/18	$13,895	$14,004	$14,890
06/18	$13,929	$14,095	$14,980
07/18	$14,196	$14,563	$15,245
08/18	$14,574	$15,074	$15,608
09/18	$14,162	$15,099	$15,221
10/18	$12,931	$13,988	$13,858
11/18	$13,120	$14,268	$14,081
12/18	$11,609	$12,940	$12,379
01/19	$12,922	$14,051	$13,733
02/19	$13,498	$14,545	$14,267
03/19	$13,125	$14,757	$13,856
04/19	$13,629	$15,346	$14,380
05/19	$12,534	$14,353	$13,205
06/19	$13,324	$15,361	$14,046
07/19	$13,391	$15,590	$14,069
08/19	$12,558	$15,272	$13,284
09/19	$13,091	$15,540	$13,966
10/19	$13,232	$15,874	$14,304
11/19	$13,469	$16,478	$14,639
12/19	$13,891	$16,954	$15,151
01/20	$13,140	$16,935	$14,334
02/20	$11,686	$15,549	$12,941
03/20	$8,992	$13,410	$9,748
04/20	$10,242	$15,187	$10,951
05/20	$10,499	$15,999	$11,265
06/20	$10,712	$16,364	$11,591
07/20	$10,940	$17,294	$11,830
08/20	$11,434	$18,546	$12,468
09/20	$10,916	$17,871	$11,887
10/20	$11,313	$17,485	$12,313
11/20	$13,266	$19,613	$14,690
12/20	$14,462	$20,495	$15,853
01/21	$14,700	$20,404	$16,688
02/21	$16,386	$21,042	$18,255
03/21	$17,287	$21,796	$19,209
04/21	$17,825	$22,919	$19,598
05/21	$17,883	$23,024	$20,208
06/21	$17,500	$23,592	$20,085
07/21	$17,141	$23,991	$19,366
08/21	$17,335	$24,675	$19,885
09/21	$16,957	$23,568	$19,486
10/21	$17,422	$25,161	$20,229
11/21	$16,923	$24,778	$19,538
12/21	$17,917	$25,754	$20,335
01/22	$16,982	$24,239	$19,150
02/22	$17,389	$23,628	$19,467
03/22	$17,301	$24,395	$19,847
04/22	$16,119	$22,206	$18,307
05/22	$16,323	$22,176	$18,658
06/22	$14,956	$20,321	$16,815
07/22	$16,269	$22,227	$18,443
08/22	$15,499	$21,397	$17,860
09/22	$13,997	$19,413	$16,040
10/22	$15,717	$21,005	$18,059
11/22	$16,570	$22,102	$18,611
12/22	$15,577	$20,808	$17,390
01/23	$16,933	$22,241	$19,050
02/23	$16,793	$21,721	$18,610
03/23	$15,824	$22,302	$17,276
04/23	$15,320	$22,539	$16,845
05/23	$14,961	$22,627	$16,514
06/23	$16,172	$24,172	$17,825
07/23	$16,953	$25,039	$19,171
08/23	$16,492	$24,555	$18,248
09/23	$15,659	$23,386	$17,298
10/23	$14,840	$22,766	$16,266
11/23	$15,698	$24,888	$17,730
12/23	$17,330	$26,209	$19,937
01/24	$16,667	$26,499	$19,031
02/24	$17,306	$27,933	$19,654
03/24	$18,072	$28,835	$20,515
04/24	$16,899	$27,566	$19,208
05/24	$17,626	$28,868	$20,107
06/24	$17,195	$29,762	$19,768
07/24	$19,012	$30,315	$22,177
08/24	$18,794	$30,975	$21,761
09/24	$18,765	$31,616	$21,774
10/24	$18,319	$31,384	$21,434
11/24	$20,165	$33,471	$23,501
12/24	$18,687	$32,448	$21,543
01/25	$19,094	$33,473	$21,985
02/25	$18,285	$32,831	$21,144
03/25	$17,137	$30,916	$19,875
04/25	$16,265	$30,709	$19,077
05/25	$17,122	$32,655	$19,878
06/25	$17,829	$34,314	$20,862
07/25	$18,047	$35,070	$21,230
08/25	$19,453	$35,881	$23,028
09/25	$19,283	$37,120	$23,491
10/25	$19,099	$37,915	$23,550
11/25	$19,758	$38,019	$24,212
12/25	$20,034	$38,012	$24,256

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3Footnote Reference(a)	7.21	6.73	7.20
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Value Index	12.59	8.88	9.27
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/variable-products
AssetsNet	$ 410,361,972
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 3,489,096
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$410,361,972
Total number of portfolio holdings	178
Management services fees (represents 0.87% of Fund average net assets)	$3,489,096
Portfolio turnover for the reporting period	36%

Holdings [Text Block]

Equity Sector Allocation

Financials	22.5%
Industrials	22.2%
Information Technology	13.9%
Consumer Discretionary	9.0%
Materials	7.9%
Health Care	6.5%
Real Estate	5.9%
Energy	4.2%
Utilities	3.6%
Communication Services	0.9%
Other	0.4%

Asset Categories

Common Stocks	97.0%
Money Market Funds	3.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

VF Corp.	1.7%
DigitalBridge Group, Inc.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Valmont Industries, Inc.	1.5%
Seacoast Banking Corp. of Florida	1.5%
ICU Medical, Inc.	1.4%
Hancock Whitney Corp.	1.4%
Belden, Inc.	1.3%
Ingevity Corp.	1.2%
Cadence Bank	1.2%

Material Fund Change [Text Block]